UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS
(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206
(Address of Principal Executive Offices) (Zip code)

Terry H. Lin, Esq.
c/o TIAA-CREF
730 Third Avenue
New York, New York 10017-3206
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2014

Item 1. Reports to Stockholders.

Understanding your Lifecycle Funds report

This annual report contains information about the investment performance and holdings of the Lifecycle Funds, an offering of the TIAA-CREF Funds, and describes the funds’ results for the twelve months ended May 31, 2014. The report contains three main sections:

•	The fund performance section compares each fund’s investment returns with those of its composite benchmark and a broad market index.
•	The portfolios of investments list the TIAA-CREF underlying funds in which each fund had investments as of May 31, 2014.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252 for the Institutional, Premier and Retirement classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

2	2014 Annual Report ■ TIAA-CREF Lifecycle Funds

Information for investors

Portfolio listings

The complete portfolios of investments for the TIAA-CREF Lifecycle Funds begin on page 36 of this report. You can also obtain lists of the holdings of the Lifecycle Funds and of the underlying funds in which the Lifecycle Funds invest (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or
•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can obtain a complete list of the Lifecycle Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of May 31 or November 30; Form N-Q filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy.
(Call 202 551-8090 for more information.)

Proxy voting

A description of our proxy voting policies and procedures for the underlying funds of the Lifecycle Funds can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You may also call us at 800 842-2252 to request a free copy. A report of how the Lifecycle Funds’ underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

Fund management

The Lifecycle Funds are managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the funds.

TIAA-CREF Lifecycle Funds ■ 2014 Annual Report	3

About the funds’ composite benchmarks

Each Lifecycle fund uses a composite benchmark that represents the general market sectors in which that fund invests. These may include U.S. equity (stocks), international equity (foreign stocks), fixed income, short-term fixed income and inflation-protected assets. A fund’s composite benchmark combines the following public indexes in proportions that reflect the fund’s target market sector allocations:

•	The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
•	The MSCI All Country World ex USA Index measures the performance of large- and mid-cap stocks in 43 developed and emerging market countries, excluding the United States.
•	The Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.
•	The Barclays U.S. 1–3 Year Government/Credit Bond Index measures the performance of U.S. Treasury and agency securities and corporate bonds with 1- to 3-year maturities.*
•	The Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (inflation-protected assets) measures the performance of fixed-income securities with fixed-rate coupon payments that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

*	On January 1, 2014, the Barclays U.S. 1–3 Year Government/Credit Bond Index replaced the Barclays U.S. 1–5 Year Government/Credit Bond Index as the Short-Term Bond Fund’s benchmark.

Russell 3000 is a trademark and service mark of Russell Investments. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

4	2014 Annual Report ■ TIAA-CREF Lifecycle Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

On pages 6 through 11, you will find expense examples for each share class of the funds. These expense examples are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs or the costs incurred by the funds for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your costs of investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (December 1, 2013–May 31, 2014).

Actual expenses

The first line of the two lines listed for each fund in the tables uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. All of the funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each fund’s entry shows a hypothetical account value and hypothetical expenses based on the share class’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Lifecycle Funds ■ 2014 Annual Report	5

Important information about expenses

Expense examples

Six months ended May 31, 2014

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifecycle Funds	value	value	during period	*	during period	†
Institutional Class	(12/1/13)	(5/31/14)	(12/1/13–5/31/14)		(12/1/13–5/31/14)

Retirement Income Fund actual return	$1,000.00	$1,038.96	$0.00		$1.93
5% annual hypothetical return	1,000.00	1,024.93	0.00		1.92

2010 Fund actual return	$1,000.00	$1,040.80	$0.00		$1.98
5% annual hypothetical return	1,000.00	1,024.93	0.00		1.97

2015 Fund actual return	$1,000.00	$1,042.51	$0.00		$2.04
5% annual hypothetical return	1,000.00	1,024.93	0.00		2.02

2020 Fund actual return	$1,000.00	$1,044.16	$0.00		$2.14
5% annual hypothetical return	1,000.00	1,024.93	0.00		2.12

2025 Fund actual return	$1,000.00	$1,045.89	$0.00		$2.19
5% annual hypothetical return	1,000.00	1,024.93	0.00		2.17

2030 Fund actual return	$1,000.00	$1,046.27	$0.00		$2.24
5% annual hypothetical return	1,000.00	1,024.93	0.00		2.22

2035 Fund actual return	$1,000.00	$1,047.75	$0.00		$2.30
5% annual hypothetical return	1,000.00	1,024.93	0.00		2.27

2040 Fund actual return	$1,000.00	$1,047.88	$0.00		$2.35
5% annual hypothetical return	1,000.00	1,024.93	0.00		2.32

2045 Fund actual return	$1,000.00	$1,047.78	$0.00		$2.35
5% annual hypothetical return	1,000.00	1,024.93	0.00		2.32

2050 Fund actual return	$1,000.00	$1,047.13	$0.00		$2.35
5% annual hypothetical return	1,000.00	1,024.93	0.00		2.32

2055 Fund actual return	$1,000.00	$1,047.94	$0.00		$2.35
5% annual hypothetical return	1,000.00	1,024.93	0.00		2.32

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2014. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.00% for the Institutional Class of the Lifecycle Funds.

6	2014 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.38% for the Retirement Income Fund; 0.39% for the 2010 Fund; 0.40% for the 2015 Fund; 0.42% for the 2020 Fund; 0.43% for the 2025 Fund; 0.44% for the 2030 Fund; 0.45% for the 2035 Fund; and 0.46% for the 2040, 2045, 2050 and 2055 Funds.

TIAA-CREF Lifecycle Funds ■ 2014 Annual Report	7

Important information about expenses

Expense examples

Six months ended May 31, 2014

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifecycle Funds	value	value	during period	*	during period	†
Premier Class	(12/1/13)	(5/31/14)	(12/1/13–5/31/14)		(12/1/13–5/31/14)

Retirement Income Fund actual return	$1,000.00	$1,038.23	$0.76		$2.69
5% annual hypothetical return	1,000.00	1,024.18	0.76		2.67

2010 Fund actual return	$1,000.00	$1,040.10	$0.76		$2.75
5% annual hypothetical return	1,000.00	1,024.18	0.76		2.72

2015 Fund actual return	$1,000.00	$1,042.01	$0.76		$2.80
5% annual hypothetical return	1,000.00	1,024.18	0.76		2.77

2020 Fund actual return	$1,000.00	$1,043.77	$0.76		$2.90
5% annual hypothetical return	1,000.00	1,024.18	0.76		2.87

2025 Fund actual return	$1,000.00	$1,044.58	$0.76		$2.96
5% annual hypothetical return	1,000.00	1,024.18	0.76		2.92

2030 Fund actual return	$1,000.00	$1,045.92	$0.77		$3.01
5% annual hypothetical return	1,000.00	1,024.18	0.76		2.97

2035 Fund actual return	$1,000.00	$1,046.43	$0.77		$3.06
5% annual hypothetical return	1,000.00	1,024.18	0.76		3.02

2040 Fund actual return	$1,000.00	$1,046.56	$0.77		$3.11
5% annual hypothetical return	1,000.00	1,024.18	0.76		3.07

2045 Fund actual return	$1,000.00	$1,047.75	$0.77		$3.11
5% annual hypothetical return	1,000.00	1,024.18	0.76		3.07

2050 Fund actual return	$1,000.00	$1,047.12	$0.77		$3.11
5% annual hypothetical return	1,000.00	1,024.18	0.76		3.07

2055 Fund actual return	$1,000.00	$1,046.40	$0.77		$3.11
5% annual hypothetical return	1,000.00	1,024.18	0.76		3.07

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2014. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.15% for the Premier Class of the Lifecycle Funds.

8	2014 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.53% for the Retirement Income Fund; 0.54% for the 2010 Fund; 0.55% for the 2015 Fund; 0.57% for the 2020 Fund; 0.58% for the 2025 Fund; 0.59% for the 2030 Fund; 0.60% for the 2035 Fund; and 0.61% for the 2040, 2045, 2050 and 2055 Funds.

TIAA-CREF Lifecycle Funds ■ 2014 Annual Report	9

Important information about expenses

Expense examples

Six months ended May 31, 2014

Lifecycle Funds Retirement Class	Beginning account value (12/1/13)	Ending account value (5/31/14)	Expenses paid during period (12/1/13–5/31/14	* )	Effective expenses paid during period (12/1/13–5/31/14	† )

Retirement Income Fund actual return	$1,000.00	$1,036.83	$1.27		$3.20
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.18

2010 Fund actual return	$1,000.00	$1,039.37	$1.27		$3.25
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.23

2015 Fund actual return	$1,000.00	$1,041.06	$1.27		$3.31
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.28

2020 Fund actual return	$1,000.00	$1,042.47	$1.27		$3.41
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.38

2025 Fund actual return	$1,000.00	$1,044.37	$1.27		$3.47
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.43

2030 Fund actual return	$1,000.00	$1,044.80	$1.27		$3.52
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.48

2035 Fund actual return	$1,000.00	$1,046.07	$1.28		$3.57
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.53

2040 Fund actual return	$1,000.00	$1,046.85	$1.28		$3.62
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.58

2045 Fund actual return	$1,000.00	$1,046.64	$1.28		$3.62
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.58

2050 Fund actual return	$1,000.00	$1,046.95	$1.28		$3.62
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.58

2055 Fund actual return	$1,000.00	$1,046.00	$1.28		$3.62
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.58

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2014. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.25% for the Retirement Class of the Lifecycle Funds.

10	2014 Annual Report ■ TIAA-CREF Lifecycle Funds

concluded

†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.63% for the Retirement Income Fund; 0.64% for the 2010 Fund; 0.65% for the 2015 Fund; 0.67% for the 2020 Fund; 0.68% for the 2025 Fund; 0.69% for the 2030 Fund; 0.70% for the 2035 Fund; and 0.71% for the 2040, 2045, 2050 and 2055 Funds.

Expense example

Six months ended May 31, 2014

Lifecycle Funds Retail Class	Beginning account value (12/1/13)	Ending account value (5/31/14)	Expenses paid during period (12/1/13–5/31/14	* )	Effective expenses paid during period (12/1/13–5/31/14	† )

Retirement Income Fund actual return	$1,000.00	$1,036.83	$1.27		$3.20
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.18

*	The amounts in the “Expenses paid during period” column are based on the fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2014. The expense charges of this fund may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the fund would be higher and its performance lower. The annualized expense ratio for the six-month period was 0.25% for the Retail Class of the Retirement Income Fund.
†	The amounts in the “Effective expenses paid during period” column are based on the fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For that period, the total annualized weighted average expense ratio was 0.63% for the Retail Class of the Retirement Income Fund.

TIAA-CREF Lifecycle Funds ■ 2014 Annual Report	11

Investment results of the Lifecycle Funds

Performance for the twelve months ended May 31, 2014

All eleven TIAA-CREF Lifecycle Funds posted gains for the twelve-month reporting period but underperformed their respective composite benchmarks. Returns for the Retirement Class ranged from 8.49% for the Retirement Income Fund to 16.52% for the 2045 Fund. The tables on the following pages show returns for all share classes of the funds. The underperformance of the individual Lifecycle Funds, in relation to their respective composite benchmarks, ranged from 0.93 of a percentage point for the 2055 Fund to 0.16 of a percentage point for the Retirement Income Fund. (All results for the Lifecycle Funds are for the Retirement Class.)

Markets fluctuate but many end higher

Despite mixed economic signals in many parts of the world, most markets rose for the twelve months. The period began with U.S. stock and bond markets faltering in June 2013, triggered by concerns that the Federal Reserve (“Fed”) might start unwinding its quantitative easing sooner than anticipated. Equities rose in the final several months of 2013 as those concerns about easing subsided and economic reports signaled a pickup in the U.S. economy.

In January, the Fed began scaling back its monthly purchases of government bonds. U.S. stocks fell sharply for the month following weaker-than-expected economic data. First-quarter gross domestic product, the output of goods and services in the United States, declined partially as a result of the harsh winter. Worries about slowing growth in emerging nations put downward pressure on equity markets. As 2014 progressed, some areas of the U.S. economy improved, the Fed reaffirmed its low interest rate policy and stocks regained their footing. By period-end unemployment had dropped to 6.3%. Outside the U.S., equities rose in anticipation of interest rate cuts.

For the period, the Russell 3000® Index, a broad measure of the U.S. stock market, rose 20.57%. The MSCI All Country World ex USA Index, which measures the performance of large- and mid-cap stocks in 43 developed and emerging market nations excluding the U.S., climbed 14.54% and 11.98% in terms of U.S. dollars and local currencies, respectively.

The prospect of rising interest rates limited U.S. investment-grade bond returns. The broad domestic bond market, as measured by the Barclays U.S. Aggregate Bond Index, rose 2.71% for the period. The Barclays U.S. Treasury Inflation Protected Securities Index (Series-L) returned 0.40% for the period but gained 5.51% for the first five months of 2014. Short-term U.S. Treasury securities returned 1.05%, as measured by the Barclays U.S. 1–3 Year Government/Credit Bond Index.

12	2014 Annual Report ■ TIAA-CREF Lifecycle Funds

Stock market rallies drive fund performance

Nine of the eleven Lifecycle Funds posted double-digit gains for the twelve months, fueled by gains in many equity markets.

The Lifecycle Funds may invest in up to five sectors of the investment markets: U.S. equity (stocks), international equity (foreign stocks), fixed income, short-term fixed income and inflation-protected assets. The Lifecycle Funds do this by investing in various underlying funds that in turn buy stocks, bonds and other securities in these market sectors.

For the twelve months, the absolute returns of the funds—that is, without regard to the performance of their respective composite benchmarks—were driven by gains in the U.S. and international equity sectors. The Large-Cap Growth and Growth & Income funds were strong contributors. Conversely, absolute returns were constrained by weaker performance from the emerging market equity, inflation-protected asset and short-term fixed-income sectors.

International equity contributes to relative performance

Each of the Lifecycle Funds underperformed their respective composite benchmark, largely because of the results of several underlying funds in the U.S. equity, international and fixed-income sectors.

U.S. equity investments that detracted most from relative performance were the Enhanced Large-Cap Growth Index and Large-Cap Value funds. Among foreign investments, the International Opportunities and Emerging Markets Equity funds were detractors. The High-Yield and Inflation-Linked Bond funds were also drags on relative performance.

These negative effects were partially offset by the performance of the Enhanced International Equity Index, Large-Cap Growth and Small-Cap Equity funds. In the fixed-income sector, the Bond and Bond Plus funds boosted relative performance of Lifecycle Funds.

Lifecycle Funds with larger allocations to stocks posted higher returns. For example, the 2040, 2045, 2050 and 2055 funds, each with approximately 90% of their assets invested in equities as of period-end, advanced 16.41% or higher. By comparison, the Retirement Income Fund, with approximately 60% of its portfolio invested in fixed income and 40% in equity funds at period-end, rose 8.49%. (Returns of the Lifecycle Funds’ underlying funds can be found at www.tiaa-cref.org/performance.)

TIAA-CREF Lifecycle Funds ■ 2014 Annual Report	13

Lifecycle Retirement Income Fund

Performance as of May 31, 2014

		Total return	Average annual total return
Lifecycle Retirement Income Fund	Inception date	1 year	5 years		since fund inception

Institutional Class	11/30/2007	8.84%	9.95%		5.13%
Premier Class	9/30/2009	8.69	9.77	*	4.94	*
Retirement Class	11/30/2007	8.49	9.65		4.86
Retail Class	11/30/2007	8.49	9.70		4.95

Retirement Income Fund Composite Index†	—	8.65	9.59		5.25	‡

Broad market index
Barclays U.S. Aggregate Bond Index	—	2.71	4.96		4.87	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Premier Class. If these lower expenses had been reflected, the performance of the Premier Class shown for these periods would have been higher.
†	As of the close of business on May 31, 2014, the Retirement Income Fund Composite Index consisted of: 40.0% Barclays U.S. Aggregate Bond Index; 28.0% Russell 3000® Index; 12.0% MSCI All Country World ex USA Index; 10.0% Barclays U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

14	2014 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle Retirement Income Fund

$10,000 invested at fund’s inception

Retirement Class (inception November 30, 2007)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/14	Target allocation for 6/30/14

Equity

U.S. equity	27.6%	28.0%

International equity	12.6	12.0

Fixed income

Fixed income	39.8	40.0

Short-term fixed income	14.8	10.0

Inflation-protected assets	5.0	10.0

Other assets & liabilities, net	0.2	—

Total	100.0	100.0

Target allocation

For June 30, 2014

TIAA-CREF Lifecycle Funds ■ 2014 Annual Report	15

Lifecycle 2010 Fund

Performance as of May 31, 2014

		Total return	Average annual total return

Lifecycle 2010 Fund	Inception date	1 year	5 years		since fund inception

Institutional Class	1/17/2007	10.03%	11.03%		6.22	%*
Premier Class	9/30/2009	9.78	10.85	*	6.06	*
Retirement Class	10/15/2004	9.66	10.75		6.01

2010 Fund Composite Index†	—	9.85	10.66		6.22	‡

Broad market index
Barclays U.S. Aggregate Bond Index	—	2.71	4.96		4.73	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
†	As of the close of business on May 31, 2014, the 2010 Fund Composite Index consisted of: 38.8% Barclays U.S. Aggregate Bond Index; 32.2% Russell 3000® Index; 13.8% MSCI All Country World ex USA Index; 7.6% Barclays U.S. 1–3 Year Government/Credit Bond Index; and 7.6% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

16	2014 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2010 Fund

$10,000 invested at fund’s inception

Retirement Class (inception October 15, 2004)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/14	Target allocation for 6/30/14

Equity

U.S. equity	32.0%	32.2%

International equity	14.4	13.8

Fixed income

Fixed income	38.7	38.8

Short-term fixed income	9.9	7.6

Inflation-protected assets	5.1	7.6

Other assets & liabilities, net	-0.1	—

Total	100.0	100.0

Target allocation

For June 30, 2014

TIAA-CREF Lifecycle Funds ■ 2014 Annual Report	17

Lifecycle 2015 Fund

Performance as of May 31, 2014

		Total return	Average annual total return

Lifecycle 2015 Fund	Inception date	1 year	5 years		since fund inception

Institutional Class	1/17/2007	10.93%	11.81%		6.39	%*
Premier Class	9/30/2009	10.90	11.66	*	6.24	*
Retirement Class	10/15/2004	10.62	11.55		6.18

2015 Fund Composite Index†	—	10.93	11.50		6.39	‡

Broad market index
Russell 3000® Index	—	20.57	18.82		8.55	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
†	As of the close of business on May 31, 2014, the 2015 Fund Composite Index consisted of: 37.1% Barclays U.S. Aggregate Bond Index; 36.2% Russell 3000 Index; 15.5% MSCI All Country World ex USA Index; 5.6% Barclays U.S. 1–3 Year Government/Credit Bond Index; and 5.6% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

18	2014 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2015 Fund

$10,000 invested at fund’s inception

Retirement Class (inception October 15, 2004)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/14	Target allocation for 6/30/14

Equity

U.S. equity	35.8%	36.1%

International equity	16.1	15.5

Fixed income

Fixed income	36.9	37.2

Short-term fixed income	6.0	5.6

Inflation-protected assets	5.1	5.6

Other assets & liabilities, net	0.1	—

Total	100.0	100.0

Target allocation

For June 30, 2014

TIAA-CREF Lifecycle Funds ■ 2014 Annual Report	19

Lifecycle 2020 Fund

Performance as of May 31, 2014

		Total return	Average annual total return

Lifecycle 2020 Fund	Inception date	1 year	5 years		since fund inception

Institutional Class	1/17/2007	12.28%	12.72%		6.48	%*
Premier Class	9/30/2009	12.15	12.58	*	6.34	*
Retirement Class	10/15/2004	12.00	12.45		6.28

2020 Fund Composite Index†	—	12.33	12.47		6.51	‡

Broad market index
Russell 3000® Index	—	20.57	18.82		8.55	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
†	As of the close of business on May 31, 2014, the 2020 Fund Composite Index consisted of: 41.8% Russell 3000 Index; 33.1% Barclays U.S. Aggregate Bond Index; 17.9% MSCI All Country World ex USA Index; 3.6% Barclays U.S. 1–3 Year Government/Credit Bond Index; and 3.6% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

20	2014 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2020 Fund

$10,000 invested at fund’s inception

Retirement Class (inception October 15, 2004)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of	Target
	net assets as	allocation
	of 5/31/14	for 6/30/14

Equity

U.S. equity	41.3%	41.7%

International equity	18.5	17.9

Fixed income

Fixed income	32.9	33.2

Short-term fixed income	3.5	3.6

Inflation-protected assets	3.5	3.6

Other assets & liabilities, net	0.3	—

Total	100.0	100.0

Target allocation

For June 30, 2014

TIAA-CREF Lifecycle Funds ■ 2014 Annual Report	21

Lifecycle 2025 Fund

Performance as of May 31, 2014

		Total	Average annual
		return	total return

					since fund
Lifecycle 2025 Fund	Inception date	1 year	5 years		inception

Institutional Class	1/17/2007	13.64%	13.63%		6.60	%*
Premier Class	9/30/2009	13.42	13.40	*	6.43	*
Retirement Class	10/15/2004	13.39	13.32		6.39

2025 Fund Composite Index†	—	13.74	13.42		6.63	‡

Broad market index
Russell 3000® Index	—	20.57	18.82		8.55	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
†	As of the close of business on May 31, 2014, the 2025 Fund Composite Index consisted of: 47.4% Russell 3000 Index; 29.1% Barclays U.S. Aggregate Bond Index; 20.3% MSCI All Country World ex USA Index; 1.6% Barclays U.S. 1–3 Year Government/Credit Bond Index; and 1.6% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

22	2014 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2025 Fund

$10,000 invested at fund’s inception

Retirement Class (inception October 15, 2004)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of	Target
	net assets as	allocation
	of 5/31/14	for 6/30/14

Equity

U.S. equity	46.9%	47.3%

International equity	20.9	20.3

Fixed income

Fixed income	28.9	29.2

Short-term fixed income	1.5	1.6

Inflation-protected assets	1.5	1.6

Other assets & liabilities, net	0.3	—

Total	100.0	100.0

Target allocation

For June 30, 2014

TIAA-CREF Lifecycle Funds ■ 2014 Annual Report	23

Lifecycle 2030 Fund

Performance as of May 31, 2014

		Total	Average annual
		return	total return

					since fund
Lifecycle 2030 Fund	Inception date	1 year	5 years		inception

Institutional Class	1/17/2007	14.82%	14.41%		6.62	%*
Premier Class	9/30/2009	14.72	14.22	*	6.46	*
Retirement Class	10/15/2004	14.54	14.12		6.41

2030 Fund Composite Index†	—	15.13	14.34		6.74	‡

Broad market index
Russell 3000® Index	—	20.57	18.82		8.55	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
†	As of the close of business on May 31, 2014, the 2030 Fund Composite Index consisted of: 53.0% Russell 3000 Index; 24.3% Barclays U.S. Aggregate Bond Index; and 22.7% MSCI All Country World ex USA Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

24	2014 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2030 Fund

$10,000 invested at fund’s inception

Retirement Class (inception October 15, 2004)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of	Target
	net assets as	allocation
	of 5/31/14	for 6/30/14

Equity

U.S. equity	52.4%	52.9%

International equity	23.2	22.7

Fixed income	24.1	24.4

Other assets & liabilities, net	0.3	—

Total	100.0	100.0

Target allocation

For June 30, 2014

TIAA-CREF Lifecycle Funds ■ 2014 Annual Report	25

Lifecycle 2035 Fund

Performance as of May 31, 2014

		Total	Average annual
		return	total return

					since fund
Lifecycle 2035 Fund	Inception date	1 year	5 years		inception

Institutional Class	1/17/2007	16.10%	15.15%		6.89	%*
Premier Class	9/30/2009	15.87	14.97	*	6.74	*
Retirement Class	10/15/2004	15.72	14.86		6.69

2035 Fund Composite Index†	—	16.46	15.19		7.06	‡

Broad market index
Russell 3000® Index	—	20.57	18.82		8.55	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
†	As of the close of business on May 31, 2014, the 2035 Fund Composite Index consisted of: 58.6% Russell 3000 Index; 25.1% MSCI All Country World ex USA Index; and 16.3% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

26	2014 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2035 Fund

$10,000 invested at fund’s inception

Retirement Class (inception October 15, 2004)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of	Target
	net assets as	allocation
	of 5/31/14	for 6/30/14

Equity

U.S. equity	58.0%	58.5%

International equity	25.6	25.1

Fixed income	16.1	16.4

Other assets & liabilities, net	0.3	—

Total	100.0	100.0

Target allocation

For June 30, 2014

TIAA-CREF Lifecycle Funds ■ 2014 Annual Report	27

Lifecycle 2040 Fund

Performance as of May 31, 2014

		Total	Average annual
		return	total return
					since fund
Lifecycle 2040 Fund	Inception date	1 year	5 years		inception

Institutional Class	1/17/2007	16.75%	15.42%		7.25	%*
Premier Class	9/30/2009	16.64	15.23	*	7.09	*
Retirement Class	10/15/2004	16.51	15.13		7.04

2040 Fund Composite Index†	—	17.34	15.53		7.40	‡

Broad market index
Russell 3000® Index	—	20.57	18.82		8.55	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
†	As of the close of business on May 31, 2014, the 2040 Fund Composite Index consisted of: 63.0% Russell 3000 Index; 27.0% MSCI All Country World ex USA Index; and 10.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

28	2014 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2040 Fund

$10,000 invested at fund’s inception

Retirement Class (inception October 15, 2004)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of	Target
	net assets as	allocation
	of 5/31/14	for 6/30/14

Equity

U.S. equity	62.3%	63.0%

International equity	27.4	27.0

Fixed income	10.0	10.0

Other assets & liabilities, net	0.3	—

Total	100.0	100.0

Target allocation

For June 30, 2014

TIAA-CREF Lifecycle Funds ■ 2014 Annual Report	29

Lifecycle 2045 Fund

Performance as of May 31, 2014

		Total	Average annual
		return	total return
					since fund
Lifecycle 2045 Fund	Inception date	1 year	5 years		inception

Institutional Class	11/30/2007	16.79%	15.40%		4.47%
Premier Class	9/30/2009	16.60	15.22	*	4.30	*
Retirement Class	11/30/2007	16.52	15.10		4.21

2045 Fund Composite Index†	—	17.34	15.53		5.15	‡

Broad market index
Russell 3000® Index	—	20.57	18.82		6.78	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Premier Class. If these lower expenses had been reflected, the performance of the Premier Class shown for these periods would have been higher.
†	As of the close of business on May 31, 2014, the 2045 Fund Composite Index consisted of: 63.0% Russell 3000 Index; 27.0% MSCI All Country World ex USA Index; and 10.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

30	2014 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2045 Fund

$10,000 invested at fund’s inception

Retirement Class (inception November 30, 2007)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of	Target
	net assets as	allocation
	of 5/31/14	for 6/30/14

Equity

U.S. equity	62.3%	63.0%

International equity	27.3	27.0

Fixed income	10.0	10.0

Other assets & liabilities, net	0.4	—

Total	100.0	100.0

Target allocation

For June 30, 2014

TIAA-CREF Lifecycle Funds ■ 2014 Annual Report	31

Lifecycle 2050 Fund

Performance as of May 31, 2014

		Total	Average annual
		return	total return
					since fund
Lifecycle 2050 Fund	Inception date	1 year	5 years		inception

Institutional Class	11/30/2007	16.76%	15.40%		4.44%
Premier Class	9/30/2009	16.57	15.23	*	4.24	*
Retirement Class	11/30/2007	16.48	15.14		4.18

2050 Fund Composite Index†	—	17.34	15.53		5.15	‡

Broad market index
Russell 3000® Index	—	20.57	18.82		6.78	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Premier Class. If these lower expenses had been reflected, the performance of the Premier Class shown for these periods would have been higher.
†	As of the close of business on May 31, 2014, the 2050 Fund Composite Index consisted of: 63.0% Russell 3000 Index; 27.0% MSCI All Country World ex USA Index; and 10.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

32	2014 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2050 Fund

$10,000 invested at fund’s inception

Retirement Class (inception November 30, 2007)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of	Target
	net assets as	allocation
	of 5/31/14	for 6/30/14

Equity

U.S. equity	62.3%	63.0%

International equity	27.3	27.0

Fixed income	10.0	10.0

Other assets & liabilities, net	0.4	—

Total	100.0	100.0

Target allocation

For June 30, 2014

TIAA-CREF Lifecycle Funds ■ 2014 Annual Report	33

Lifecycle 2055 Fund

Performance as of May 31, 2014

		Total	Average annual
		return	total return
			since fund
Lifecycle 2055 Fund	Inception date	1 year	inception

Institutional Class	4/29/2011	16.70%	10.13%
Premier Class	4/29/2011	16.55	9.96
Retirement Class	4/29/2011	16.41	9.85

2055 Fund Composite Index*	—	17.34	10.71	†

Broad market index
Russell 3000® Index	—	20.57	13.93	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on May 31, 2014, the 2055 Fund Composite Index consisted of: 63.0% Russell 3000 Index; 27.0% MSCI All Country World ex USA Index; and 10.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

34	2014 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2055 Fund

$10,000 invested at fund’s inception

Retirement Class (inception April 29, 2011)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of	Target
	net assets as	allocation
	of 5/31/14	for 6/30/14

Equity

U.S. equity	62.2%	63.0%

International equity	27.3	27.0

Fixed income	9.9	10.0

Other assets & liabilities, net	0.6	—

Total	100.0	100.0

Target allocation

For June 30, 2014

TIAA-CREF Lifecycle Funds ■ 2014 Annual Report	35

Portfolio of investments

Lifecycle Retirement Income Fund  ■  May 31, 2014

Shares	Security		Value	% of net assets

TIAA-CREF FUNDS — 99.8% (a)

FIXED INCOME — 39.8%
7,144,115	TIAA-CREF Bond Fund		$75,513,293	24.9%
3,072,724	TIAA-CREF Bond Plus Fund		33,001,056	10.9
1,150,835	TIAA-CREF High-Yield Fund		12,026,222	4.0
	TOTAL FIXED INCOME		120,540,571	39.8

INFLATION-PROTECTED ASSETS — 5.0%
1,294,224	TIAA-CREF Inflation-Linked Bond Fund		15,258,903	5.0
	TOTAL INFLATION-PROTECTED ASSETS		15,258,903	5.0

INTERNATIONAL EQUITY — 12.6%
666,783	TIAA-CREF Emerging Markets Equity Fund		7,414,628	2.5
1,065,265	TIAA-CREF Enhanced International Equity Index Fund		9,001,491	3.0
193,202	TIAA-CREF Global Natural Resources Fund		1,957,141	0.6
826,888	TIAA-CREF International Equity Fund		9,906,118	3.3
875,971	TIAA-CREF International Opportunities Fund		9,688,239	3.2
	TOTAL INTERNATIONAL EQUITY		37,967,617	12.6

SHORT-TERM FIXED INCOME — 14.8%
27,890	TIAA-CREF Money Market Fund		27,890	0.0
4,297,123	TIAA-CREF Short-Term Bond Fund		44,861,967	14.8
	TOTAL SHORT-TERM FIXED INCOME		44,889,857	14.8

U.S. EQUITY — 27.6%
1,392,744	TIAA-CREF Enhanced Large-Cap Growth Index Fund		16,044,408	5.3
1,442,766	TIAA-CREF Enhanced Large-Cap Value Index Fund		15,524,166	5.1
1,079,722	TIAA-CREF Growth & Income Fund		13,356,160	4.4
1,046,866	TIAA-CREF Large-Cap Growth Fund		15,996,113	5.3
847,390	TIAA-CREF Large-Cap Value Fund		15,337,765	5.1
17,122	TIAA-CREF Mid-Cap Growth Fund		395,871	0.1
11,866	TIAA-CREF Mid-Cap Value Fund		287,167	0.1
345,530	TIAA-CREF Small-Cap Equity Fund		6,464,858	2.2
	TOTAL U.S. EQUITY		83,406,508	27.6
	TOTAL TIAA-CREF FUNDS	(Cost $269,107,393)	302,063,456	99.8

	TOTAL PORTFOLIO	(Cost $269,107,393)	302,063,456	99.8
	OTHER ASSETS & LIABILITIES, NET		488,194	0.2
	NET ASSETS		$302,551,650	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

36	2014 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments

Lifecycle 2010 Fund  ■  May 31, 2014

Shares	Security		Value	% of net assets

TIAA-CREF FUNDS — 100.1% (a)
FIXED INCOME — 38.7%
24,376,575	TIAA-CREF Bond Fund		$257,660,401	23.8%
11,015,227	TIAA-CREF Bond Plus Fund		118,303,534	10.9
4,124,385	TIAA-CREF High-Yield Fund		43,099,822	4.0
	TOTAL FIXED INCOME		419,063,757	38.7

INFLATION-PROTECTED ASSETS — 5.1%
4,731,644	TIAA-CREF Inflation-Linked Bond Fund		55,786,085	5.1
	TOTAL INFLATION-PROTECTED ASSETS		55,786,085	5.1

INTERNATIONAL EQUITY — 14.4%
2,676,966	TIAA-CREF Emerging Markets Equity Fund		29,767,861	2.8
4,466,208	TIAA-CREF Enhanced International Equity Index Fund		37,739,461	3.5
799,239	TIAA-CREF Global Natural Resources Fund		8,096,288	0.7
3,394,846	TIAA-CREF International Equity Fund		40,670,253	3.8
3,569,471	TIAA-CREF International Opportunities Fund		39,478,347	3.6
	TOTAL INTERNATIONAL EQUITY		155,752,210	14.4

SHORT-TERM FIXED INCOME — 9.9%
58,956	TIAA-CREF Money Market Fund		58,956	0.0
10,232,937	TIAA-CREF Short-Term Bond Fund		106,831,865	9.9
	TOTAL SHORT-TERM FIXED INCOME		106,890,821	9.9

U.S. EQUITY — 32.0%
5,762,314	TIAA-CREF Enhanced Large-Cap Growth Index Fund		66,381,857	6.1
5,975,188	TIAA-CREF Enhanced Large-Cap Value Index Fund		64,293,019	5.9
4,478,414	TIAA-CREF Growth & Income Fund		55,397,980	5.1
4,340,380	TIAA-CREF Large-Cap Growth Fund		66,321,001	6.1
3,508,324	TIAA-CREF Large-Cap Value Fund		63,500,669	5.9
90,996	TIAA-CREF Mid-Cap Growth Fund		2,103,822	0.2
68,979	TIAA-CREF Mid-Cap Value Fund		1,669,288	0.2
1,433,216	TIAA-CREF Small-Cap Equity Fund		26,815,469	2.5
	TOTAL U.S. EQUITY		346,483,105	32.0
	TOTAL TIAA-CREF FUNDS	(Cost $930,354,454)	1,083,975,978	100.1

	TOTAL PORTFOLIO	(Cost $930,354,454)	1,083,975,978	100.1
	OTHER ASSETS & LIABILITIES, NET		(1,183,513)	(0.1)
	NET ASSETS		$1,082,792,465	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2014 Annual Report	37

Portfolio of investments

Lifecycle 2015 Fund  ■  May 31, 2014

Shares	Security		Value	% of net assets

TIAA-CREF FUNDS — 99.9% (a)

FIXED INCOME — 36.9%
35,216,421	TIAA-CREF Bond Fund		$372,237,572	22.1%
17,154,343	TIAA-CREF Bond Plus Fund		184,237,639	10.9
6,343,676	TIAA-CREF High-Yield Fund		66,291,417	3.9
	TOTAL FIXED INCOME		622,766,628	36.9

INFLATION-PROTECTED ASSETS — 5.1%
7,331,943	TIAA-CREF Inflation-Linked Bond Fund		86,443,603	5.1
	TOTAL INFLATION-PROTECTED ASSETS		86,443,603	5.1

INTERNATIONAL EQUITY — 16.1%
4,563,841	TIAA-CREF Emerging Markets Equity Fund		50,749,909	3.0
7,853,006	TIAA-CREF Enhanced International Equity Index Fund		66,357,900	3.9
1,393,463	TIAA-CREF Global Natural Resources Fund		14,115,776	0.8
5,986,723	TIAA-CREF International Equity Fund		71,720,947	4.3
6,265,134	TIAA-CREF International Opportunities Fund		69,292,382	4.1
	TOTAL INTERNATIONAL EQUITY		272,236,914	16.1

SHORT-TERM FIXED INCOME — 6.0%
143,145	TIAA-CREF Money Market Fund		143,145	0.0
9,586,977	TIAA-CREF Short-Term Bond Fund		100,088,040	6.0
	TOTAL SHORT-TERM FIXED INCOME		100,231,185	6.0

U.S. EQUITY — 35.8%
10,037,666	TIAA-CREF Enhanced Large-Cap Growth Index Fund		115,633,910	6.8
10,414,544	TIAA-CREF Enhanced Large-Cap Value Index Fund		112,060,496	6.6
7,808,290	TIAA-CREF Growth & Income Fund		96,588,544	5.7
7,564,259	TIAA-CREF Large-Cap Growth Fund		115,581,883	6.8
6,108,867	TIAA-CREF Large-Cap Value Fund		110,570,486	6.6
183,276	TIAA-CREF Mid-Cap Growth Fund		4,237,343	0.3
144,327	TIAA-CREF Mid-Cap Value Fund		3,492,719	0.2
2,501,294	TIAA-CREF Small-Cap Equity Fund		46,799,203	2.8
	TOTAL U.S. EQUITY		604,964,584	35.8
	TOTAL TIAA-CREF FUNDS	(Cost $1,531,239,916)	1,686,642,914	99.9

	TOTAL PORTFOLIO	(Cost $1,531,239,916)	1,686,642,914	99.9
	OTHER ASSETS & LIABILITIES, NET		2,019,692	0.1
	NET ASSETS		$1,688,662,606	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

38	2014 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments

Lifecycle 2020 Fund  ■  May 31, 2014

Shares	Security		Value	% of net assets

TIAA-CREF FUNDS — 99.7% (a)

FIXED INCOME — 32.9%
40,947,907	TIAA-CREF Bond Fund		$432,819,374	17.8%
24,724,135	TIAA-CREF Bond Plus Fund		265,537,206	10.9
9,700,359	TIAA-CREF High-Yield Fund		101,368,751	4.2
	TOTAL FIXED INCOME		799,725,331	32.9

INFLATION-PROTECTED ASSETS — 3.5%
7,279,727	TIAA-CREF Inflation-Linked Bond Fund		85,827,983	3.5
	TOTAL INFLATION-PROTECTED ASSETS		85,827,983	3.5

INTERNATIONAL EQUITY — 18.5%
7,394,926	TIAA-CREF Emerging Markets Equity Fund		82,231,577	3.4
13,134,216	TIAA-CREF Enhanced International Equity Index Fund		110,984,123	4.5
2,318,381	TIAA-CREF Global Natural Resources Fund		23,485,203	1.0
9,937,318	TIAA-CREF International Equity Fund		119,049,072	4.9
10,354,461	TIAA-CREF International Opportunities Fund		114,520,343	4.7
	TOTAL INTERNATIONAL EQUITY		450,270,318	18.5

SHORT-TERM FIXED INCOME — 3.5%
191,587	TIAA-CREF Money Market Fund		191,587	0.0
8,218,676	TIAA-CREF Short-Term Bond Fund		85,802,974	3.5
	TOTAL SHORT-TERM FIXED INCOME		85,994,561	3.5

U.S. EQUITY — 41.3%
16,655,471	TIAA-CREF Enhanced Large-Cap Growth Index Fund		191,871,024	7.9
17,271,904	TIAA-CREF Enhanced Large-Cap Value Index Fund		185,845,682	7.6
12,960,463	TIAA-CREF Growth & Income Fund		160,320,929	6.6
12,557,721	TIAA-CREF Large-Cap Growth Fund		191,881,975	7.9
10,158,723	TIAA-CREF Large-Cap Value Fund		183,872,882	7.5
348,682	TIAA-CREF Mid-Cap Growth Fund		8,061,533	0.3
280,839	TIAA-CREF Mid-Cap Value Fund		6,796,303	0.3
4,151,482	TIAA-CREF Small-Cap Equity Fund		77,674,226	3.2
	TOTAL U.S. EQUITY		1,006,324,554	41.3
	TOTAL TIAA-CREF FUNDS	(Cost $2,164,734,325)	2,428,142,747	99.7

	TOTAL PORTFOLIO	(Cost $2,164,734,325)	2,428,142,747	99.7
	OTHER ASSETS & LIABILITIES, NET		7,448,426	0.3
	NET ASSETS		$2,435,591,173	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2014 Annual Report	39

Portfolio of investments

Lifecycle 2025 Fund  ■  May 31, 2014

Shares	Security		Value	% of net assets

TIAA-CREF FUNDS — 99.7% (a)

FIXED INCOME — 28.9%
29,902,852	TIAA-CREF Bond Fund		$316,073,151	13.0%
24,228,157	TIAA-CREF Bond Plus Fund		260,210,406	10.7
12,034,143	TIAA-CREF High-Yield Fund		125,756,792	5.2
	TOTAL FIXED INCOME		702,040,349	28.9

INFLATION-PROTECTED ASSETS — 1.5%
3,148,161	TIAA-CREF Inflation-Linked Bond Fund		37,116,815	1.5
	TOTAL INFLATION-PROTECTED ASSETS		37,116,815	1.5

INTERNATIONAL EQUITY — 20.9%
8,183,041	TIAA-CREF Emerging Markets Equity Fund		90,995,416	3.8
14,908,684	TIAA-CREF Enhanced International Equity Index Fund		125,978,380	5.2
2,615,342	TIAA-CREF Global Natural Resources Fund		26,493,415	1.1
11,210,515	TIAA-CREF International Equity Fund		134,301,967	5.5
11,639,909	TIAA-CREF International Opportunities Fund		128,737,394	5.3
	TOTAL INTERNATIONAL EQUITY		506,506,572	20.9

SHORT-TERM FIXED INCOME — 1.5%
187,740	TIAA-CREF Money Market Fund		187,740	0.0
3,555,423	TIAA-CREF Short-Term Bond Fund		37,118,614	1.5
	TOTAL SHORT-TERM FIXED INCOME		37,306,354	1.5

U.S. EQUITY — 46.9%
18,771,729	TIAA-CREF Enhanced Large-Cap Growth Index Fund		216,250,322	8.9
19,519,166	TIAA-CREF Enhanced Large-Cap Value Index Fund		210,026,229	8.7
14,621,826	TIAA-CREF Growth & Income Fund		180,871,988	7.5
14,171,275	TIAA-CREF Large-Cap Growth Fund		216,537,079	8.9
11,481,256	TIAA-CREF Large-Cap Value Fund		207,810,726	8.6
432,072	TIAA-CREF Mid-Cap Growth Fund		9,989,507	0.4
352,247	TIAA-CREF Mid-Cap Value Fund		8,524,379	0.3
4,687,016	TIAA-CREF Small-Cap Equity Fund		87,694,063	3.6
	TOTAL U.S. EQUITY		1,137,704,293	46.9
	TOTAL TIAA-CREF FUNDS	(Cost $2,118,027,444)	2,420,674,383	99.7

	TOTAL PORTFOLIO	(Cost $2,118,027,444)	2,420,674,383	99.7
	OTHER ASSETS & LIABILITIES, NET		6,113,898	0.3
	NET ASSETS		$2,426,788,281	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

40	2014 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments

Lifecycle 2030 Fund  ■  May 31, 2014

				% of net
Shares	Security		Value	assets

TIAA-CREF FUNDS — 99.7% (a)

FIXED INCOME — 24.1%
19,854,705	TIAA-CREF Bond Fund		$209,864,237	9.0%
19,562,007	TIAA-CREF Bond Plus Fund		210,095,960	9.1
13,292,497	TIAA-CREF High-Yield Fund		138,906,594	6.0
	TOTAL FIXED INCOME		558,866,791	24.1

INTERNATIONAL EQUITY — 23.2%
8,619,813	TIAA-CREF Emerging Markets Equity Fund		95,852,318	4.1
16,028,971	TIAA-CREF Enhanced International Equity Index Fund		135,444,809	5.8
2,798,098	TIAA-CREF Global Natural Resources Fund		28,344,729	1.2
11,949,974	TIAA-CREF International Equity Fund		143,160,684	6.2
12,414,405	TIAA-CREF International Opportunities Fund		137,303,314	5.9
	TOTAL INTERNATIONAL EQUITY		540,105,854	23.2

SHORT-TERM FIXED INCOME — 0.0%
180,563	TIAA-CREF Money Market Fund		180,563	0.0
	TOTAL SHORT-TERM FIXED INCOME		180,563	0.0

U.S. EQUITY — 52.4%
20,066,699	TIAA-CREF Enhanced Large-Cap Growth Index Fund		231,168,373	9.9
20,859,424	TIAA-CREF Enhanced Large-Cap Value Index Fund		224,447,404	9.7
15,639,404	TIAA-CREF Growth & Income Fund		193,459,428	8.3
15,159,586	TIAA-CREF Large-Cap Growth Fund		231,638,478	10.0
12,273,220	TIAA-CREF Large-Cap Value Fund		222,145,278	9.6
495,541	TIAA-CREF Mid-Cap Growth Fund		11,456,911	0.5
407,978	TIAA-CREF Mid-Cap Value Fund		9,873,069	0.4
5,018,007	TIAA-CREF Small-Cap Equity Fund		93,886,903	4.0
	TOTAL U.S. EQUITY		1,218,075,844	52.4
	TOTAL TIAA-CREF FUNDS	(Cost $1,981,343,764)	2,317,229,052	99.7

	TOTAL PORTFOLIO	(Cost $1,981,343,764)	2,317,229,052	99.7
	OTHER ASSETS & LIABILITIES, NET		5,947,872	0.3
	NET ASSETS		$2,323,176,924	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2014 Annual Report	41

Portfolio of investments

Lifecycle 2035 Fund  ■  May 31, 2014

				% of net
Shares	Security		Value	assets

TIAA-CREF FUNDS — 99.7% (a)

FIXED INCOME — 16.1%
9,209,847	TIAA-CREF Bond Fund		$97,348,080	4.1%
13,189,428	TIAA-CREF Bond Plus Fund		141,654,456	6.0
13,568,308	TIAA-CREF High-Yield Fund		141,788,819	6.0
	TOTAL FIXED INCOME		380,791,355	16.1

INTERNATIONAL EQUITY — 25.6%
9,578,043	TIAA-CREF Emerging Markets Equity Fund		106,507,837	4.5
18,101,079	TIAA-CREF Enhanced International Equity Index Fund		152,954,117	6.5
3,145,730	TIAA-CREF Global Natural Resources Fund		31,866,241	1.3
13,475,851	TIAA-CREF International Equity Fund		161,440,700	6.8
13,914,852	TIAA-CREF International Opportunities Fund		153,898,259	6.5
	TOTAL INTERNATIONAL EQUITY		606,667,154	25.6

SHORT-TERM FIXED INCOME — 0.0%
186,513	TIAA-CREF Money Market Fund		186,513	0.0
	TOTAL SHORT-TERM FIXED INCOME		186,513	0.0

U.S. EQUITY — 58.0%
22,613,805	TIAA-CREF Enhanced Large-Cap Growth Index Fund		260,511,037	11.0
23,511,829	TIAA-CREF Enhanced Large-Cap Value Index Fund		252,987,277	10.7
17,584,766	TIAA-CREF Growth & Income Fund		217,523,556	9.2
17,033,452	TIAA-CREF Large-Cap Growth Fund		260,271,142	11.0
13,860,634	TIAA-CREF Large-Cap Value Fund		250,877,470	10.6
586,642	TIAA-CREF Mid-Cap Growth Fund		13,563,166	0.6
486,537	TIAA-CREF Mid-Cap Value Fund		11,774,192	0.5
5,651,523	TIAA-CREF Small-Cap Equity Fund		105,740,004	4.4
	TOTAL U.S. EQUITY		1,373,247,844	58.0
	TOTAL TIAA-CREF FUNDS	(Cost $1,979,534,420)	2,360,892,866	99.7

	TOTAL PORTFOLIO	(Cost $1,979,534,420)	2,360,892,866	99.7
	OTHER ASSETS & LIABILITIES, NET		6,363,970	0.3
	NET ASSETS		$2,367,256,836	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

42	2014 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments

Lifecycle 2040 Fund  ■  May 31, 2014

				% of net
Shares	Security		Value	assets

TIAA-CREF FUNDS — 99.7% (a)

FIXED INCOME — 10.0%
11,464,535	TIAA-CREF Bond Plus Fund		$123,129,110	4.0%
17,735,249	TIAA-CREF High-Yield Fund		185,333,351	6.0
	TOTAL FIXED INCOME		308,462,461	10.0

INTERNATIONAL EQUITY — 27.4%
13,304,299	TIAA-CREF Emerging Markets Equity Fund		147,943,801	4.8
25,569,215	TIAA-CREF Enhanced International Equity Index Fund		216,059,869	7.0
4,416,570	TIAA-CREF Global Natural Resources Fund		44,739,857	1.4
18,914,271	TIAA-CREF International Equity Fund		226,592,970	7.3
19,380,863	TIAA-CREF International Opportunities Fund		214,352,348	6.9
	TOTAL INTERNATIONAL EQUITY		849,688,845	27.4

SHORT-TERM FIXED INCOME — 0.0%
273,442	TIAA-CREF Money Market Fund		273,442	0.0
	TOTAL SHORT-TERM FIXED INCOME		273,442	0.0

U.S. EQUITY — 62.3%
31,799,380	TIAA-CREF Enhanced Large-Cap Growth Index Fund		366,328,859	11.8
32,969,465	TIAA-CREF Enhanced Large-Cap Value Index Fund		354,751,443	11.5
24,668,570	TIAA-CREF Growth & Income Fund		305,150,208	9.9
23,840,834	TIAA-CREF Large-Cap Growth Fund		364,287,940	11.8
19,433,788	TIAA-CREF Large-Cap Value Fund		351,751,567	11.4
850,138	TIAA-CREF Mid-Cap Growth Fund		19,655,179	0.6
708,744	TIAA-CREF Mid-Cap Value Fund		17,151,603	0.5
7,934,721	TIAA-CREF Small-Cap Equity Fund		148,458,630	4.8
	TOTAL U.S. EQUITY		1,927,535,429	62.3
	TOTAL TIAA-CREF FUNDS	(Cost $2,540,601,374)	3,085,960,177	99.7

	TOTAL PORTFOLIO	(Cost $2,540,601,374)	3,085,960,177	99.7
	OTHER ASSETS & LIABILITIES, NET		8,295,313	0.3
	NET ASSETS		$3,094,255,490	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2014 Annual Report	43

Portfolio of investments

Lifecycle 2045 Fund  ■  May 31, 2014

				% of net
Shares	Security		Value	assets

TIAA-CREF FUNDS — 99.6% (a)

FIXED INCOME — 10.0%
3,603,069	TIAA-CREF Bond Plus Fund		$38,696,961	4.0%
5,573,828	TIAA-CREF High-Yield Fund		58,246,499	6.0
	TOTAL FIXED INCOME		96,943,460	10.0

INTERNATIONAL EQUITY — 27.3%
4,165,364	TIAA-CREF Emerging Markets Equity Fund		46,318,843	4.7
7,993,298	TIAA-CREF Enhanced International Equity Index Fund		67,543,365	6.9
1,400,480	TIAA-CREF Global Natural Resources Fund		14,186,862	1.5
5,911,264	TIAA-CREF International Equity Fund		70,816,942	7.3
6,094,161	TIAA-CREF International Opportunities Fund		67,401,417	6.9
	TOTAL INTERNATIONAL EQUITY		266,267,429	27.3

SHORT-TERM FIXED INCOME — 0.0%
81,020	TIAA-CREF Money Market Fund		81,020	0.0
	TOTAL SHORT-TERM FIXED INCOME		81,020	0.0

U.S. EQUITY — 62.3%
10,009,739	TIAA-CREF Enhanced Large-Cap Growth Index Fund		115,312,197	11.8
10,361,621	TIAA-CREF Enhanced Large-Cap Value Index Fund		111,491,037	11.5
7,752,056	TIAA-CREF Growth & Income Fund		95,892,930	9.8
7,503,464	TIAA-CREF Large-Cap Growth Fund		114,652,928	11.8
6,133,975	TIAA-CREF Large-Cap Value Fund		111,024,956	11.4
264,748	TIAA-CREF Mid-Cap Growth Fund		6,120,983	0.6
221,833	TIAA-CREF Mid-Cap Value Fund		5,368,356	0.6
2,495,928	TIAA-CREF Small-Cap Equity Fund		46,698,816	4.8
	TOTAL U.S. EQUITY		606,562,203	62.3
	TOTAL TIAA-CREF FUNDS	(Cost $812,378,330)	969,854,112	99.6

	TOTAL PORTFOLIO	(Cost $812,378,330)	969,854,112	99.6
	OTHER ASSETS & LIABILITIES, NET		4,100,581	0.4
	NET ASSETS		$973,954,693	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

44	2014 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments

Lifecycle 2050 Fund  ■  May 31, 2014

				% of net
Shares	Security		Value	assets

TIAA-CREF FUNDS — 99.6% (a)

FIXED INCOME — 10.0%
2,030,952	TIAA-CREF Bond Plus Fund		$21,812,428	4.0%
3,141,814	TIAA-CREF High-Yield Fund		32,831,958	6.0
	TOTAL FIXED INCOME		54,644,386	10.0

INTERNATIONAL EQUITY — 27.3%
2,349,655	TIAA-CREF Emerging Markets Equity Fund		26,128,159	4.8
4,507,449	TIAA-CREF Enhanced International Equity Index Fund		38,087,943	6.9
789,678	TIAA-CREF Global Natural Resources Fund		7,999,434	1.4
3,330,561	TIAA-CREF International Equity Fund		39,900,116	7.3
3,433,692	TIAA-CREF International Opportunities Fund		37,976,638	6.9
	TOTAL INTERNATIONAL EQUITY		150,092,290	27.3

SHORT-TERM FIXED INCOME — 0.0%
41,882	TIAA-CREF Money Market Fund		41,882	0.0
	TOTAL SHORT-TERM FIXED INCOME		41,882	0.0

U.S. EQUITY — 62.3%
5,642,223	TIAA-CREF Enhanced Large-Cap Growth Index Fund		64,998,415	11.8
5,840,563	TIAA-CREF Enhanced Large-Cap Value Index Fund		62,844,457	11.5
4,369,624	TIAA-CREF Growth & Income Fund		54,052,244	9.8
4,229,500	TIAA-CREF Large-Cap Growth Fund		64,626,764	11.8
3,457,557	TIAA-CREF Large-Cap Value Fund		62,581,777	11.4
149,103	TIAA-CREF Mid-Cap Growth Fund		3,447,250	0.6
125,041	TIAA-CREF Mid-Cap Value Fund		3,025,997	0.6
1,406,993	TIAA-CREF Small-Cap Equity Fund		26,324,831	4.8
	TOTAL U.S. EQUITY		341,901,735	62.3
	TOTAL TIAA-CREF FUNDS	(Cost $461,389,155)	546,680,293	99.6

	TOTAL PORTFOLIO	(Cost $461,389,155)	546,680,293	99.6
	OTHER ASSETS & LIABILITIES, NET		2,275,017	0.4
	NET ASSETS		$548,955,310	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2014 Annual Report	45

Portfolio of investments

Lifecycle 2055 Fund  ■  May 31, 2014

				% of net
Shares	Security		Value	assets

TIAA-CREF FUNDS — 99.4% (a)

FIXED INCOME — 9.9%
291,032	TIAA-CREF Bond Plus Fund		$3,125,681	3.9%
450,205	TIAA-CREF High-Yield Fund		4,704,638	6.0
	TOTAL FIXED INCOME		7,830,319	9.9

INTERNATIONAL EQUITY — 27.3%
337,398	TIAA-CREF Emerging Markets Equity Fund		3,751,860	4.8
649,606	TIAA-CREF Enhanced International Equity Index Fund		5,489,168	7.0
113,114	TIAA-CREF Global Natural Resources Fund		1,145,846	1.4
475,673	TIAA-CREF International Equity Fund		5,698,564	7.2
489,131	TIAA-CREF International Opportunities Fund		5,409,787	6.9
	TOTAL INTERNATIONAL EQUITY		21,495,225	27.3

SHORT-TERM FIXED INCOME — 0.0%
6,591	TIAA-CREF Money Market Fund		6,591	0.0
	TOTAL SHORT-TERM FIXED INCOME		6,591	0.0

U.S. EQUITY — 62.2%
808,464	TIAA-CREF Enhanced Large-Cap Growth Index Fund		9,313,507	11.8
836,886	TIAA-CREF Enhanced Large-Cap Value Index Fund		9,004,890	11.4
626,117	TIAA-CREF Growth & Income Fund		7,745,067	9.8
606,046	TIAA-CREF Large-Cap Growth Fund		9,260,387	11.8
495,430	TIAA-CREF Large-Cap Value Fund		8,967,282	11.4
21,698	TIAA-CREF Mid-Cap Growth Fund		501,657	0.6
17,917	TIAA-CREF Mid-Cap Value Fund		433,592	0.6
201,618	TIAA-CREF Small-Cap Equity Fund		3,772,276	4.8
	TOTAL U.S. EQUITY		48,998,658	62.2
	TOTAL TIAA-CREF FUNDS	(Cost $70,505,948)	78,330,793	99.4

	TOTAL PORTFOLIO	(Cost $70,505,948)	78,330,793	99.4
	OTHER ASSETS & LIABILITIES, NET		455,016	0.6
	NET ASSETS		$78,785,809	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

46	2014 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

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TIAA-CREF Lifecycle Funds ■ 2014 Annual Report	47

Statements of assets and liabilities

TIAA-CREF Lifecycle Funds  ■  May 31, 2014

	Lifecycle Retirement Income Fund	Lifecycle 2010 Fund	Lifecycle 2015 Fund	Lifecycle 2020 Fund	Lifecycle 2025 Fund	Lifecycle 2030 Fund

ASSETS
Affiliated investments, at value‡	$302,063,456	$1,083,975,978	$1,686,642,914	$2,428,142,747	$2,420,674,383	$2,317,229,052
Cash	559,982	997,629	3,477,800	5,190,492	3,608,907	3,577,429
Receivable from Fund shares sold	229,078	1,560,500	4,541,760	8,013,558	7,461,239	7,551,050
Dividends receivable	320,956	1,069,027	1,528,645	1,956,844	1,758,653	1,451,276
Due from affiliates	5,408	15,164	22,910	32,446	32,335	30,999
Other	5,665	31,424	43,007	53,262	51,055	48,839

Total assets	303,184,545	1,087,649,722	1,696,257,036	2,443,389,349	2,433,586,572	2,329,888,645

LIABILITIES
Management fees payable	3,305	11,852	18,413	26,526	26,446	25,311
Service agreement fees payable	3,116	12,665	19,423	26,301	25,361	22,525
Distribution fees payable	16,803	17,529	28,180	45,795	44,301	44,401
Due to affiliates	3,908	15,101	23,666	32,890	32,589	31,477
Payable for securities transactions	527,250	2,590,250	7,164,750	7,482,250	6,399,250	6,385,500
Payable for Fund shares redeemed	49,166	2,130,136	213,855	—	88,804	31,011
Accrued expenses and other payables	29,347	79,724	126,143	184,414	181,540	171,496

Total liabilities	632,895	4,857,257	7,594,430	7,798,176	6,798,291	6,711,721

NET ASSETS	$302,551,650	$1,082,792,465	$1,688,662,606	$2,435,591,173	$2,426,788,281	$2,323,176,924

NET ASSETS CONSIST OF:
Paid-in-capital	$269,335,578	$924,330,409	$1,479,724,556	$2,096,159,089	$2,047,510,986	$1,913,259,528
Undistributed net investment income (loss)	554,219	4,848,724	7,003,628	8,836,287	7,903,520	6,490,200
Accumulated net realized gain (loss) on total investments	(294,210)	(8,192)	46,531,424	67,187,375	68,726,836	67,541,908
Net unrealized appreciation (depreciation) on total investments	32,956,063	153,621,524	155,402,998	263,408,422	302,646,939	335,885,288

NET ASSETS	$302,551,650	$1,082,792,465	$1,688,662,606	$2,435,591,173	$2,426,788,281	$2,323,176,924

INSTITUTIONAL CLASS:
Net assets	$97,791,764	$482,192,672	$750,459,242	$1,103,075,954	$1,140,353,288	$1,139,305,289
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	8,672,064	41,579,276	69,456,698	101,576,096	104,635,596	104,869,780

Net asset value per share	$11.28	$11.60	$10.80	$10.86	$10.90	$10.86

PREMIER CLASS:
Net assets	$24,433,037	$137,806,117	$228,069,213	$367,841,240	$358,098,427	$358,490,731
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,167,885	11,909,293	21,184,979	33,945,765	32,973,374	33,126,216

Net asset value per share	$11.27	$11.57	$10.77	$10.84	$10.86	$10.82

RETIREMENT CLASS:
Net assets	$113,986,965	$462,793,676	$710,134,151	$964,673,979	$928,336,566	$825,380,904
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	10,129,362	34,920,156	56,078,188	74,374,886	70,715,106	62,223,147

Net asset value per share	$11.25	$13.25	$12.66	$12.97	$13.13	$13.26

RETAIL CLASS:
Net assets	$66,339,884	$—	$—	$—	$—	$—
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	5,890,145	—	—	—	—	—

Net asset value per share	$11.26	$—	$—	$—	$—	$—

‡ Affiliated investments, cost	$269,107,393	$930,354,454	$1,531,239,916	$2,164,734,325	$2,118,027,444	$1,981,343,764

48	2014 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2014 Annual Report	49

Statements of assets and liabilities	concluded

TIAA-CREF Lifecycle Funds  ■  May 31, 2014

	Lifecycle 2035 Fund	Lifecycle 2040 Fund	Lifecycle 2045 Fund	Lifecycle 2050 Fund	Lifecycle 2055 Fund

ASSETS
Affiliated investments, at value‡	$2,360,892,866	$3,085,960,177	$969,854,112	$546,680,293	$78,330,793
Cash	3,992,783	4,535,232	2,309,342	1,389,389	456,622
Receivable from Fund shares sold	7,689,178	9,643,104	5,417,511	2,910,190	587,550
Dividends receivable	1,091,205	1,045,619	325,703	183,374	26,045
Due from affiliates	31,563	40,984	13,790	8,403	2,113
Other	48,911	68,549	12,737	6,879	655

Total assets	2,373,746,506	3,101,293,665	977,933,195	551,178,528	79,403,778

LIABILITIES
Management fees payable	25,783	33,717	10,574	5,962	850
Service agreement fees payable	21,826	29,295	8,869	5,145	954
Distribution fees payable	44,318	61,633	19,510	11,450	1,694
Due to affiliates	32,085	42,707	12,331	6,874	886
Payable for securities transactions	6,193,500	6,584,250	3,819,000	2,126,000	602,000
Payable for Fund shares redeemed	—	68,328	35,339	24,706	—
Accrued expenses and other payables	172,158	218,245	72,879	43,081	11,585

Total liabilities	6,489,670	7,038,175	3,978,502	2,223,218	617,969

NET ASSETS	$2,367,256,836	$3,094,255,490	$973,954,693	$548,955,310	$78,785,809

NET ASSETS CONSIST OF:
Paid-in-capital	$1,909,417,517	$2,447,489,775	$794,667,392	$452,091,794	$69,705,147
Undistributed net investment income (loss)	4,811,372	4,524,990	1,385,112	771,291	98,302
Accumulated net realized gain (loss) on total investments	71,669,501	96,881,922	20,426,407	10,801,087	1,157,515
Net unrealized appreciation (depreciation) on total investments	381,358,446	545,358,803	157,475,782	85,291,138	7,824,845

NET ASSETS	$2,367,256,836	$3,094,255,490	$973,954,693	$548,955,310	$78,785,809

INSTITUTIONAL CLASS:
Net assets	$1,209,710,346	$1,524,090,800	$489,348,547	$266,715,354	$29,573,576
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	110,297,665	137,660,756	44,028,782	24,067,906	2,398,238

Net asset value per share	$10.97	$11.07	$11.11	$11.08	$12.33

PREMIER CLASS:
Net assets	$357,264,137	$497,617,598	$158,576,092	$92,974,164	$14,041,124
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	32,645,728	45,059,616	14,316,480	8,413,930	1,141,243

Net asset value per share	$10.94	$11.04	$11.08	$11.05	$12.30

RETIREMENT CLASS:
Net assets	$800,282,353	$1,072,547,092	$326,030,054	$189,265,792	$35,171,109
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	58,978,048	77,220,504	29,508,386	17,181,073	2,858,992

Net asset value per share	$13.57	$13.89	$11.05	$11.02	$12.30

RETAIL CLASS:
Net assets	$—	$—	$—	$—	$—
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	—	—	—	—

Net asset value per share	$—	$—	$—	$—	$—

‡ Affiliated investments, cost	$1,979,534,420	$2,540,601,374	$812,378,330	$461,389,155	$70,505,948

50	2014 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2014 Annual Report	51

Statements of operations

TIAA-CREF Lifecycle Funds  ■  For the year ended May 31, 2014

	Lifecycle Retirement Income Fund	Lifecycle 2010 Fund	Lifecycle 2015 Fund	Lifecycle 2020 Fund	Lifecycle 2025 Fund	Lifecycle 2030 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$4,789,199	$18,127,911	$27,535,009	$37,109,337	$36,188,196	$33,856,173

Total income	4,789,199	18,127,911	27,535,009	37,109,337	36,188,196	33,856,173

EXPENSES
Management fees	254,823	981,533	1,520,157	2,097,213	2,076,089	1,997,293
Shareholder servicing — Institutional Class	485	775	976	1,248	1,256	1,267
Shareholder servicing — Premier Class	242	310	388	486	478	523
Shareholder servicing — Retirement Class	252,921	1,116,570	1,686,301	2,201,432	2,096,331	1,880,762
Shareholder servicing — Retail Class	22,060	—	—	—	—	—
Distribution fees — Premier Class	28,139	190,251	311,864	465,335	454,071	466,135
Distribution fees — Retirement Class	50,505	223,134	337,023	440,014	418,992	375,891
Distribution fees — Retail Class	140,881	—	—	—	—	—
Registration fees	49,079	41,447	46,564	48,086	46,356	45,463
Shareholder reports	33,054	93,922	129,807	173,527	174,101	169,132
Professional fees	24,474	27,950	31,093	34,175	34,203	33,751
Administrative service fees	19,152	74,716	116,210	158,793	157,215	151,511
Trustee fees and expenses	2,209	8,812	13,503	18,395	18,303	17,671
Other expenses	47,186	53,553	73,685	106,683	108,792	104,378

Total expenses	925,210	2,812,973	4,267,571	5,745,387	5,586,187	5,243,777
Less: Expenses reimbursed by the investment adviser	(197,928)	(301,637)	(413,320)	(542,683)	(542,021)	(524,948)
Fee waiver by investment adviser and TPIS	(305,328)	(1,204,667)	(1,857,180)	(2,537,228)	(2,495,081)	(2,373,184)

Net expenses	421,954	1,306,669	1,997,071	2,665,476	2,549,085	2,345,645

Net investment income (loss)	4,367,245	16,821,242	25,537,938	34,443,861	33,639,111	31,510,528

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	(538,411)	6,218,795	49,703,222	57,255,941	51,647,476	46,485,300
Realized gain distributions from affiliated investments	6,316,473	27,910,221	48,081,491	75,136,270	83,235,408	88,747,528
Realized gain (loss) from sale of unaffiliated investments	(30,973)	—	—	—	—	—

Net realized gain (loss) from investments	5,747,089	34,129,016	97,784,713	132,392,211	134,882,884	135,232,828

Net change in unrealized appreciation (depreciation) from affiliated investments	11,372,002	42,136,471	34,810,066	75,837,424	94,897,911	107,684,349

Net realized and unrealized gain (loss) from investments	17,119,091	76,265,487	132,594,779	208,229,635	229,780,795	242,917,177

Net increase (decrease) in net assets from operations	$21,486,336	$93,086,729	$158,132,717	$242,673,496	$263,419,906	$274,427,705

52	2014 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2014 Annual Report	53

Statements of operations	concluded

TIAA-CREF Lifecycle Funds  ■  For the year ended May 31, 2014

	Lifecycle 2035 Fund	Lifecycle 2040 Fund	Lifecycle 2045 Fund	Lifecycle 2050 Fund	Lifecycle 2055 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$32,344,110	$41,110,901	$11,750,094	$6,540,418	$833,659

Total income	32,344,110	41,110,901	11,750,094	6,540,418	833,659

EXPENSES
Management fees	2,033,809	2,701,928	773,405	430,630	53,871
Shareholder servicing — Institutional Class	1,316	1,603	741	584	357
Shareholder servicing — Premier Class	488	653	301	286	253
Shareholder servicing — Retirement Class	1,838,271	2,514,210	700,602	400,800	65,662
Distribution fees — Premier Class	468,979	663,763	182,794	105,725	13,294
Distribution fees — Retirement Class	367,427	502,569	139,981	80,035	13,043
Registration fees	45,798	46,716	42,233	38,810	32,276
Shareholder reports	173,258	236,069	91,122	70,513	21,989
Professional fees	33,942	37,470	27,722	25,630	23,075
Administrative service fees	154,388	205,530	57,842	32,111	4,073
Trustee fees and expenses	18,018	23,957	6,748	3,801	356
Other expenses	105,449	114,979	70,945	53,258	35,230

Total expenses	5,241,143	7,049,447	2,094,436	1,242,183	263,479
Less: Expenses reimbursed by the investment adviser	(533,738)	(668,288)	(298,299)	(225,550)	(117,877)
Fee waiver by investment adviser and TPIS	(2,401,236)	(3,204,497)	(913,386)	(510,665)	(66,915)

Net expenses	2,306,169	3,176,662	882,751	505,968	78,687

Net investment income (loss)	30,037,941	37,934,239	10,867,343	6,034,450	754,972

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	48,252,908	65,441,629	994,166	570,451	(82,464)
Realized gain distributions from affiliated investments	98,346,477	138,290,452	39,584,828	22,046,997	2,850,292
Realized gain (loss) from sale of unaffiliated investments	—	—	—	—	(1,106)

Net realized gain (loss) from investments	146,599,385	203,732,081	40,578,994	22,617,448	2,766,722

Net change in unrealized appreciation (depreciation) from affiliated investments	122,318,552	171,985,147	66,044,738	36,541,663	4,494,771

Net realized and unrealized gain (loss) from investments	268,917,937	375,717,228	106,623,732	59,159,111	7,261,493

Net increase (decrease) in net assets from operations	$298,955,878	$413,651,467	$117,491,075	$65,193,561	$8,016,465

54	2014 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2014 Annual Report	55

Statements of changes in net assets

TIAA-CREF Lifecycle Funds  ■  For the year ended

		Lifecycle Retirement Income Fund		Lifecycle 2010 Fund		Lifecycle 2015 Fund
		May 31, 2014	May 31, 2013	May 31, 2014	May 31, 2013	May 31, 2014	May 31, 2013

OPERATIONS
Net investment income (loss)		$4,367,245	$3,285,436	$16,821,242	$15,678,192	$25,537,938	$22,728,842
Net realized gain (loss) from investments		5,747,089	3,351,973	34,129,016	10,916,018	97,784,713	57,079,202
Net change in unrealized appreciation (depreciation) from affiliated investments		11,372,002	12,773,975	42,136,471	82,163,855	34,810,066	94,452,649

Net increase (decrease) in net assets from operations		21,486,336	19,411,384	93,086,729	108,758,065	158,132,717	174,260,693

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(2,253,935)	(1,183,202)	(14,201,758)	(7,802,195)	(20,738,963)	(12,174,502)
	Premier Class	(483,438)	(237,163)	(3,827,733)	(2,977,204)	(5,943,811)	(4,820,594)
	Retirement Class	(2,542,530)	(2,009,335)	(12,041,135)	(9,841,955)	(16,299,640)	(13,751,415)
	Retail Class	(1,449,080)	(937,459)	—	—	—	—
From realized gains:	Institutional Class	(780,037)	(259,840)	(4,051,351)	(464,074)	(25,595,944)	(10,822,556)
	Premier Class	(170,243)	(49,974)	(1,146,215)	(186,226)	(7,707,738)	(4,497,044)
	Retirement Class	(927,336)	(470,385)	(3,751,109)	(651,943)	(22,126,018)	(13,566,213)
	Retail Class	(539,124)	(218,859)	—	—	—	—

Total distributions		(9,145,723)	(5,366,217)	(39,019,301)	(21,923,597)	(98,412,114)	(59,632,324)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	44,081,188	35,950,645	137,969,805	118,177,397	189,394,683	176,894,470
	Premier Class	17,203,474	11,528,312	60,319,489	44,150,271	88,954,529	66,397,789
	Retirement Class	29,855,663	33,557,848	53,677,492	69,548,541	91,117,375	106,456,355
	Retail Class	23,426,558	19,650,981	—	—	—	—
Reinvestments of distributions:	Institutional Class	3,033,972	1,443,042	18,253,109	8,266,269	46,334,907	22,997,058
	Premier Class	653,681	287,137	4,973,948	3,163,430	13,651,549	9,317,638
	Retirement Class	3,469,866	2,479,720	15,792,244	10,493,898	38,425,658	27,317,628
	Retail Class	1,915,290	1,116,843	—	—	—	—
Redemptions:	Institutional Class	(18,672,013)	(7,617,854)	(48,513,851)	(28,412,394)	(44,366,145)	(30,681,911)
	Premier Class	(8,019,309)	(8,277,414)	(61,079,202)	(30,485,051)	(80,556,771)	(46,044,402)
	Retirement Class	(23,562,432)	(15,479,961)	(81,059,285)	(110,700,105)	(105,910,118)	(114,133,766)
	Retail Class	(11,844,495)	(5,064,329)	—	—	—	—

Net increase (decrease) from shareholder transactions		61,541,443	69,574,970	100,333,749	84,202,256	237,045,667	218,520,859

Net increase (decrease) in net assets		73,882,056	83,620,137	154,401,177	171,036,724	296,766,270	333,149,228
NET ASSETS
Beginning of period		228,669,594	145,049,457	928,391,288	757,354,564	1,391,896,336	1,058,747,108

End of period		$302,551,650	$228,669,594	$1,082,792,465	$928,391,288	$1,688,662,606	$1,391,896,336

Undistributed net investment income (loss) included in net assets		$554,219	$368,701	$4,848,724	$6,811,924	$7,003,628	$4,962,965

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	4,015,083	3,411,029	12,220,886	11,088,806	17,773,215	17,384,958
	Premier Class	1,569,836	1,098,579	5,350,847	4,199,917	8,391,288	6,612,826
	Retirement Class	2,727,827	3,211,714	4,177,370	5,759,598	7,370,104	9,053,050
	Retail Class	2,138,982	1,877,850	—	—	—	—
Shares reinvested:	Institutional Class	278,368	139,439	1,635,583	788,766	4,463,864	2,329,996
	Premier Class	59,943	27,777	446,494	302,142	1,318,991	946,914
	Retirement Class	319,070	240,270	1,237,637	879,623	3,154,816	2,383,737
	Retail Class	175,877	108,092	—	—	—	—
Shares redeemed:	Institutional Class	(1,707,929)	(730,512)	(4,296,195)	(2,670,158)	(4,189,282)	(3,019,523)
	Premier Class	(731,123)	(799,507)	(5,391,211)	(2,893,192)	(7,510,693)	(4,579,312)
	Retirement Class	(2,176,204)	(1,494,137)	(6,325,403)	(9,196,075)	(8,522,421)	(9,764,488)
	Retail Class	(1,091,577)	(484,959)	—	—	—	—

Net increase (decrease) from shareholder transactions		5,578,153	6,605,635	9,056,008	8,259,427	22,249,882	21,348,158

56	2014 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2014 Annual Report	57

Statements of changes in net assets	continued
TIAA-CREF Lifecycle Funds ■ For the year ended

		Lifecycle 2020 Fund		Lifecycle 2025 Fund		Lifecycle 2030 Fund
		May 31, 2014	May 31, 2013	May 31, 2014	May 31, 2013	May 31, 2014	May 31, 2013

OPERATIONS
Net investment income (loss)		$34,443,861	$29,301,801	$33,639,111	$28,418,355	$31,510,528	$26,758,851
Net realized gain (loss) from investments		132,392,211	69,966,279	134,882,884	66,145,749	135,232,828	63,605,466
Net change in unrealized appreciation (depreciation) from affiliated investments		75,837,424	153,337,089	94,897,911	177,167,953	107,684,349	193,998,950

Net increase (decrease) in net assets from operations		242,673,496	252,605,169	263,419,906	271,732,057	274,427,705	284,363,267

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(30,792,295)	(15,529,674)	(33,316,205)	(14,943,266)	(34,917,244)	(14,050,812)
	Premier Class	(9,582,854)	(6,109,797)	(9,778,218)	(5,691,955)	(10,605,615)	(5,204,901)
	Retirement Class	(21,720,394)	(16,360,263)	(21,855,499)	(14,588,554)	(20,052,338)	(11,938,404)
From realized gains:	Institutional Class	(32,856,276)	(13,288,033)	(33,642,557)	(13,174,317)	(33,785,264)	(14,248,271)
	Premier Class	(10,671,814)	(5,485,981)	(10,288,612)	(5,272,565)	(10,665,642)	(5,569,549)
	Retirement Class	(25,394,652)	(15,600,376)	(24,045,639)	(14,416,758)	(21,114,621)	(13,727,575)

Total distributions		(131,018,285)	(72,374,124)	(132,926,730)	(68,087,415)	(131,140,724)	(64,739,512)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	317,371,607	242,223,506	308,747,261	265,334,343	312,355,939	239,109,627
	Premier Class	165,077,341	90,489,375	145,001,999	93,734,536	148,160,481	91,094,222
	Retirement Class	148,111,470	136,865,895	146,234,257	135,083,648	127,399,100	120,095,806
Reinvestments of distributions:	Institutional Class	63,648,571	28,817,707	66,958,762	28,117,583	68,702,508	28,299,083
	Premier Class	20,254,668	11,595,778	20,066,830	10,964,520	21,271,257	10,774,450
	Retirement Class	47,115,046	31,960,639	45,901,138	29,005,312	41,166,959	25,665,979
Redemptions:	Institutional Class	(47,284,151)	(25,467,310)	(37,516,901)	(19,501,098)	(39,099,325)	(20,314,636)
	Premier Class	(99,498,511)	(52,924,571)	(90,480,977)	(51,143,432)	(100,852,623)	(46,980,536)
	Retirement Class	(115,406,437)	(141,310,902)	(99,681,351)	(154,450,353)	(112,226,896)	(141,097,527)

Net increase (decrease) from shareholder transactions		499,389,604	322,250,117	505,231,018	337,145,059	466,877,400	306,646,468

Net increase (decrease) in net assets		611,044,815	502,481,162	635,724,194	540,789,701	610,164,381	526,270,223
NET ASSETS
Beginning of period		1,824,546,358	1,322,065,196	1,791,064,087	1,250,274,386	1,713,012,543	1,186,742,320

End of period		$2,435,591,173	$1,824,546,358	$2,426,788,281	$1,791,064,087	$2,323,176,924	$1,713,012,543

Undistributed net investment income (loss) included in net assets		$8,836,287	$5,915,983	$7,903,520	$5,275,185	$6,490,200	$4,253,167

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	29,791,859	24,298,040	28,951,652	27,030,408	29,450,012	24,921,689
	Premier Class	15,541,584	9,211,564	13,661,797	9,720,546	14,069,369	9,660,338
	Retirement Class	11,751,616	11,674,618	11,494,501	11,641,266	9,942,124	10,450,687
Shares reinvested:	Institutional Class	6,102,452	2,980,114	6,401,411	2,959,745	6,593,331	3,046,188
	Premier Class	1,945,693	1,200,391	1,923,953	1,156,595	2,047,282	1,163,547
	Retirement Class	3,778,271	2,793,762	3,640,059	2,560,045	3,231,316	2,289,560
Shares redeemed:	Institutional Class	(4,457,976)	(2,537,841)	(3,529,539)	(1,981,077)	(3,699,683)	(2,096,893)
	Premier Class	(9,256,517)	(5,384,126)	(8,428,762)	(5,317,749)	(9,451,192)	(5,041,424)
	Retirement Class	(9,138,934)	(12,118,283)	(7,822,962)	(13,323,149)	(8,778,804)	(12,303,991)

Net increase (decrease) from shareholder transactions		46,058,048	32,118,239	46,292,110	34,446,630	43,403,755	32,089,701

58	2014 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2014 Annual Report	59

Statements of changes in net assets	continued

TIAA-CREF Lifecycle Funds ■ For the year ended

		Lifecycle 2035 Fund		Lifecycle 2040 Fund		Lifecycle 2045 Fund
		May 31, 2014	May 31, 2013	May 31, 2014	May 31, 2013	May 31, 2014	May 31, 2013

OPERATIONS
Net investment income (loss)		$30,037,941	$26,012,973	$37,934,239	$34,754,103	$10,867,343	$7,808,056
Net realized gain (loss) from investments		146,599,385	63,820,231	203,732,081	96,727,894	40,578,994	6,508,930
Net change in unrealized appreciation (depreciation) from affiliated investments		122,318,552	219,463,959	171,985,147	307,900,996	66,044,738	82,999,083

Net increase (decrease) in net assets from operations		298,955,878	309,297,163	413,651,467	439,382,993	117,491,075	97,316,069

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(37,804,974)	(13,168,729)	(50,014,881)	(16,677,329)	(13,341,976)	(3,595,504)
	Premier Class	(11,057,343)	(4,688,566)	(16,125,733)	(6,680,720)	(4,345,423)	(1,115,939)
	Retirement Class	(19,915,660)	(10,548,495)	(27,539,329)	(14,620,990)	(8,940,290)	(3,528,542)
From realized gains:	Institutional Class	(37,471,039)	(15,828,903)	(51,147,227)	(24,031,214)	(3,594,056)	(1,150,063)
	Premier Class	(11,374,069)	(5,983,726)	(17,099,882)	(10,222,077)	(1,208,211)	(378,641)
	Retirement Class	(21,458,228)	(14,587,594)	(30,634,624)	(24,364,481)	(2,575,719)	(1,261,816)

Total distributions		(139,081,313)	(64,806,013)	(192,561,676)	(96,596,811)	(34,005,675)	(11,030,505)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	331,745,158	261,819,167	408,380,045	310,501,375	177,566,071	116,487,983
	Premier Class	147,470,633	90,601,404	194,427,906	125,275,281	80,727,673	46,872,297
	Retirement Class	119,196,821	117,309,066	123,648,281	139,615,974	82,514,531	76,960,196
Reinvestments of distributions:	Institutional Class	75,276,013	28,997,632	101,162,108	40,708,543	16,936,032	4,745,567
	Premier Class	22,431,412	10,672,292	33,225,615	16,902,797	5,553,634	1,494,580
	Retirement Class	41,373,888	25,136,089	58,173,953	38,985,471	11,516,009	4,790,358
Redemptions:	Institutional Class	(42,692,699)	(15,192,002)	(55,214,825)	(20,894,456)	(12,031,104)	(4,739,057)
	Premier Class	(102,227,886)	(53,171,781)	(143,079,556)	(80,354,168)	(25,319,434)	(14,707,411)
	Retirement Class	(119,014,145)	(157,524,313)	(180,648,478)	(225,657,075)	(46,854,226)	(27,629,834)

Net increase (decrease) from shareholder transactions		473,559,195	308,647,554	540,075,049	345,083,742	290,609,186	204,274,679

Net increase (decrease) in net assets		633,433,760	553,138,704	761,164,840	687,869,924	374,094,586	290,560,243
NET ASSETS
Beginning of period		1,733,823,076	1,180,684,372	2,333,090,650	1,645,220,726	599,860,107	309,299,864

End of period		$2,367,256,836	$1,733,823,076	$3,094,255,490	$2,333,090,650	$973,954,693	$599,860,107

Undistributed net investment income (loss) included in net assets		$4,811,372	$3,114,894	$4,524,990	$3,214,163	$1,385,112	$812,896

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	31,011,374	27,430,238	37,754,300	32,443,440	16,706,722	12,727,428
	Premier Class	13,886,874	9,674,440	18,171,027	13,359,642	7,696,826	5,226,441
	Retirement Class	9,129,820	10,179,501	9,254,217	11,957,868	7,830,161	8,486,458
Shares reinvested:	Institutional Class	7,155,515	3,145,079	9,525,622	4,410,460	1,588,746	529,639
	Premier Class	2,136,325	1,158,772	3,134,492	1,833,275	522,449	167,179
	Retirement Class	3,175,279	2,232,335	4,360,866	3,413,789	1,085,392	537,035
Shares redeemed:	Institutional Class	(3,996,935)	(1,578,807)	(5,128,056)	(2,159,768)	(1,134,114)	(516,778)
	Premier Class	(9,491,912)	(5,708,300)	(13,153,073)	(8,610,932)	(2,416,795)	(1,664,124)
	Retirement Class	(9,121,443)	(13,658,775)	(13,570,245)	(19,291,580)	(4,506,036)	(3,107,830)

Net increase (decrease) from shareholder transactions		43,884,897	32,874,483	50,349,150	37,356,194	27,373,351	22,385,448

60	2014 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2014 Annual Report	61

Statements of changes in net assets	concluded

TIAA-CREF Lifecycle Funds ■ For the year ended

		Lifecycle 2050 Fund		Lifecycle 2055 Fund
		May 31, 2014	May 31, 2013	May 31, 2014	May 31, 2013

OPERATIONS
Net investment income (loss)		$6,034,450	$4,226,498	$754,972	$375,667
Net realized gain (loss) from investments		22,617,448	3,471,406	2,766,722	228,760
Net change in unrealized appreciation (depreciation) from affiliated investments		36,541,663	45,126,701	4,494,771	4,334,104

Net increase (decrease) in net assets from operations		65,193,561	52,824,605	8,016,465	4,938,531

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(7,188,905)	(1,891,749)	(675,234)	(95,484)
	Premier Class	(2,527,665)	(594,378)	(355,838)	(49,915)
	Retirement Class	(5,091,001)	(1,973,301)	(839,498)	(248,519)
From realized gains:	Institutional Class	(1,830,509)	(552,922)	(124,831)	(31,142)
	Premier Class	(663,308)	(184,045)	(67,261)	(17,146)
	Retirement Class	(1,386,424)	(643,268)	(164,719)	(90,555)

Total distributions		(18,687,812)	(5,839,663)	(2,227,381)	(532,761)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	102,117,080	63,390,016	18,694,554	9,121,168
	Premier Class	51,093,966	24,830,700	11,480,034	3,322,087
	Retirement Class	51,818,003	47,436,463	17,635,996	8,195,588
Reinvestments of distributions:	Institutional Class	9,019,414	2,444,671	800,065	126,626
	Premier Class	3,190,973	778,423	423,099	67,061
	Retirement Class	6,477,425	2,616,569	1,004,217	339,074
Redemptions:	Institutional Class	(7,482,802)	(2,614,772)	(1,868,516)	(2,419,099)
	Premier Class	(12,734,597)	(9,563,861)	(3,289,528)	(722,702)
	Retirement Class	(29,289,050)	(14,208,842)	(5,152,326)	(3,298,316)

Net increase (decrease) from shareholder transactions		174,210,412	115,109,367	39,727,595	14,731,487

Net increase (decrease) in net assets		220,716,161	162,094,309	45,516,679	19,137,257
NET ASSETS
Beginning of period		328,239,149	166,144,840	33,269,130	14,131,873

End of period		$548,955,310	$328,239,149	$78,785,809	$33,269,130

Undistributed net investment income (loss) included in net assets		$771,291	$447,551	$98,302	$37,903

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	9,630,361	6,959,872	1,586,405	884,477
	Premier Class	4,904,966	2,782,595	971,757	330,832
	Retirement Class	4,927,555	5,246,823	1,493,667	808,947
Shares reinvested:	Institutional Class	848,487	273,760	67,630	12,778
	Premier Class	300,752	87,267	35,825	6,774
	Retirement Class	612,233	294,327	85,031	34,250
Shares redeemed:	Institutional Class	(712,803)	(285,436)	(156,340)	(227,033)
	Premier Class	(1,209,029)	(1,089,439)	(278,918)	(73,496)
	Retirement Class	(2,850,443)	(1,605,652)	(435,427)	(321,147)

Net increase (decrease) from shareholder transactions		16,452,079	12,664,117	3,369,630	1,456,382

62	2014 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2014 Annual Report	63

Financial highlights

TIAA-CREF Lifecycle Funds

			Selected per share data												Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized											Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain		Less distributions from		Total	Net asset			Net assets						Net
	period or		value,	investment		gain (loss )	(loss) from		Net	Net	dividends	value,			at end of						investment		Portfolio
	year		beginning	income		on total	investment		investment	realized	and	end of	Total		period		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations		income	gains	distributions	period	return		(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate

LIFECYCLE RETIREMENT INCOME FUND
Institutional Class:	5/31/14		$10.76	$0.21		$0.72	$0.93		$(0.31)	$(0.10)	$(0.41)	$11.28	8.84%		$ 97,792		0.17%		0.00%		1.88%		31%
	5/31/13		9.90	0.21		0.99	1.20		(0.28)	(0.06)	(0.34)	10.76	12.24		65,475		0.18		0.00		2.01		19
	5/31/12		10.08	0.21		(0.09)	0.12		(0.30)	—	(0.30)	9.90	1.27		32,323		0.22		0.00		2.18		13
	5/31/11	†	9.43	0.14		0.69	0.83		(0.18)	—	(0.18)	10.08	8.89	[b]	20,560		0.23	[c]	0.00	[c]	2.15	[c]	7	[b]
	9/30/10		8.85	0.21		0.58	0.79		(0.21)	—	(0.21)	9.43	9.01		11,111		0.41		0.00		2.27		33
	9/30/09		8.65	0.23		0.19	0.42		(0.22)	—	(0.22)	8.85	5.19		5,554		0.73		0.00		2.85		38

Premier Class:	5/31/14		10.75	0.19		0.72	0.91		(0.29)	(0.10)	(0.39)	11.27	8.69		24,433		0.32		0.15		1.77		31
	5/31/13		9.89	0.19		0.99	1.18		(0.26)	(0.06)	(0.32)	10.75	12.08		13,648		0.33		0.15		1.80		19
	5/31/12		10.08	0.20		(0.11)	0.09		(0.28)	—	(0.28)	9.89	1.03		9,322		0.37		0.15		2.00		13
	5/31/11	†	9.43	0.12		0.70	0.82		(0.17)	—	(0.17)	10.08	8.82	[b]	4,387		0.39	[c]	0.15	[c]	1.91	[c]	7	[b]
	9/30/10		8.85	0.17		0.61	0.78		(0.20)	—	(0.20)	9.43	8.86		1,453		0.58		0.15		1.91		33
	9/30/09	§	8.85	0.00	[d]	—	0.00	[d]	—	—	—	8.85	0.00	[b]	250		220.71	[c]	0.15	[c]	0.00	[c]	38

Retirement Class:	5/31/14		10.74	0.18		0.71	0.89		(0.28)	(0.10)	(0.38)	11.25	8.49		113,987		0.47		0.25		1.62		31
	5/31/13		9.88	0.18		0.99	1.17		(0.25)	(0.06)	(0.31)	10.74	12.00		99,400		0.48		0.25		1.77		19
	5/31/12		10.06	0.19		(0.10)	0.09		(0.27)	—	(0.27)	9.88	1.01		72,109		0.52		0.25		1.89		13
	5/31/11	†	9.41	0.13		0.69	0.82		(0.17)	—	(0.17)	10.06	8.78	[b]	57,288		0.53	[c]	0.25	[c]	1.93	[c]	7	[b]
	9/30/10		8.84	0.18		0.58	0.76		(0.19)	—	(0.19)	9.41	8.65		39,682		0.70		0.25		2.04		33
	9/30/09		8.65	0.21		0.19	0.40		(0.21)	—	(0.21)	8.84	4.86		19,384		1.01		0.25		2.59		38

Retail Class:	5/31/14		10.75	0.18		0.71	0.89		(0.28)	(0.10)	(0.38)	11.26	8.49		66,340		0.46		0.25		1.63		31
	5/31/13		9.89	0.18		0.99	1.17		(0.25)	(0.06)	(0.31)	10.75	11.99		50,147		0.47		0.25		1.75		19
	5/31/12		10.07	0.19		(0.10)	0.09		(0.27)	—	(0.27)	9.89	1.03		31,296		0.47		0.25		1.90		13
	5/31/11	†	9.42	0.13		0.69	0.82		(0.17)	—	(0.17)	10.07	8.82	[b]	26,758		0.39	[c]	0.16	[c]	2.01	[c]	7	[b]
	9/30/10		8.85	0.19		0.58	0.77		(0.20)	—	(0.20)	9.42	8.76		16,652		0.55		0.15		2.14		33
	9/30/09		8.65	0.23		0.19	0.42		(0.22)	—	(0.22)	8.85	5.16		8,460		0.97		0.05		2.91		38

64	2014 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2014 Annual Report	65

Financial highlights	continued

TIAA-CREF Lifecycle Funds

			Selected per share data												Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized											Ratios to average net assets
	For the		Net asset	Net		& unrealized		Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss on total investments	) [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return		at end of period (in thousands	)	Gross expenses	[e]	Net expenses	[e]	investment income (loss	)	Portfolio turnover rate

LIFECYCLE 2010 FUND
Institutional Class:	5/31/14		$11.02	$0.21		$0.87		$1.08	$(0.39)	$(0.11)	$(0.50)	$11.60	10.03%		$482,193		0.13%		0.00%		1.83%		28%
	5/31/13		9.94	0.21		1.19		1.40	(0.30)	(0.02)	(0.32)	11.02	14.21		352,956		0.13		0.00		1.99		18
	5/31/12		10.30	0.20		(0.24)		(0.04)	(0.32)	—	(0.32)	9.94	(0.23)		226,848		0.14		0.00		2.07		13
	5/31/11	†	9.58	0.14		0.87		1.01	(0.29)	—	(0.29)	10.30	10.76	[b]	102,505		0.15	[c]	0.00	[c]	2.17	[c]	8	[b]
	9/30/10		8.97	0.20		0.63		0.83	(0.22)	—	(0.22)	9.58	9.48		38,539		0.16		0.00		2.20		24
	9/30/09		9.02	0.23		0.05		0.28	(0.24)	(0.09)	(0.33)	8.97	3.63		17,753		0.21		0.00		2.88		60

Premier Class:	5/31/14		11.00	0.20		0.85		1.05	(0.37)	(0.11)	(0.48)	11.57	9.78		137,806		0.28		0.15		1.77		28
	5/31/13		9.92	0.20		1.18		1.38	(0.28)	(0.02)	(0.30)	11.00	14.08		126,525		0.28		0.15		1.85		18
	5/31/12		10.28	0.19		(0.24)		(0.05)	(0.31)	—	(0.31)	9.92	(0.34)		98,192		0.29		0.15		1.92		13
	5/31/11	†	9.57	0.14		0.86		1.00	(0.29)	—	(0.29)	10.28	10.61	[b]	50,526		0.30	[c]	0.15	[c]	2.10	[c]	8	[b]
	9/30/10		8.97	0.14		0.68		0.82	(0.22)	—	(0.22)	9.57	9.32		27,054		0.31		0.15		1.50		24
	9/30/09	§	8.97	0.00	[d]	—		0.00 [d]	—	—	—	8.97	0.00	[b]	250		220.71	[c]	0.15	[c]	0.00	[c]	60

Retirement Class:	5/31/14		12.53	0.20		0.99		1.19	(0.36)	(0.11)	(0.47)	13.25	9.66		462,794		0.43		0.25		1.59		28
	5/31/13		11.26	0.22		1.34		1.56	(0.27)	(0.02)	(0.29)	12.53	13.94		448,911		0.43		0.25		1.79		18
	5/31/12		11.61	0.20		(0.26)		(0.06)	(0.29)	—	(0.29)	11.26	(0.40)		432,315		0.44		0.25		1.82		13
	5/31/11	†	10.76	0.15		0.96		1.11	(0.26)	—	(0.26)	11.61	10.51	[b]	498,029		0.45	[c]	0.25	[c]	1.97	[c]	8	[b]
	9/30/10		10.05	0.21		0.70		0.91	(0.20)	—	(0.20)	10.76	9.23		469,156		0.46		0.25		2.07		24
	9/30/09		10.06	0.24		0.05		0.29	(0.21)	(0.09)	(0.30)	10.05	3.36		395,514		0.51		0.25		2.74		60

LIFECYCLE 2015 FUND
Institutional Class:	5/31/14		10.46	0.19		0.93		1.12	(0.35)	(0.43)	(0.78)	10.80	10.93		750,459		0.13		0.00		1.81		20
	5/31/13		9.54	0.20		1.28		1.48	(0.30)	(0.26)	(0.56)	10.46	15.85		537,761		0.13		0.00		1.99		13
	5/31/12		10.21	0.19		(0.35)		(0.16)	(0.30)	(0.21)	(0.51)	9.54	(1.26)		331,069		0.13		0.00		2.02		11
	5/31/11	†	9.37	0.14		0.98		1.12	(0.28)	—	(0.28)	10.21	12.11	[b]	150,938		0.15	[c]	0.00	[c]	2.13	[c]	5	[b]
	9/30/10		8.75	0.18		0.65		0.83	(0.21)	—	(0.21)	9.37	9.62		50,118		0.16		0.00		2.03		19
	9/30/09		8.84	0.20		(0.02)		0.18	(0.23)	(0.04)	(0.27)	8.75	2.66		18,419		0.21		0.00		2.57		34

Premier Class:	5/31/14		10.42	0.18		0.93		1.11	(0.33)	(0.43)	(0.76)	10.77	10.90		228,069		0.28		0.15		1.72		20
	5/31/13		9.51	0.19		1.26		1.45	(0.28)	(0.26)	(0.54)	10.42	15.64		197,915		0.28		0.15		1.85		13
	5/31/12		10.19	0.18		(0.36)		(0.18)	(0.29)	(0.21)	(0.50)	9.51	(1.46)		152,161		0.28		0.15		1.84		11
	5/31/11	†	9.36	0.13		0.97		1.10	(0.27)	—	(0.27)	10.19	11.96	[b]	63,101		0.30	[c]	0.15	[c]	2.07	[c]	5	[b]
	9/30/10		8.75	0.12		0.69		0.81	(0.20)	—	(0.20)	9.36	9.47		31,743		0.31		0.15		1.36		19
	9/30/09	§	8.75	0.00	[d]	—		0.00 [d]	—	—	—	8.75	0.00	[b]	250		220.71	[c]	0.15	[c]	0.00	[c]	34

Retirement Class:	5/31/14		12.14	0.19		1.07		1.26	(0.31)	(0.43)	(0.74)	12.66	10.62		710,134		0.43		0.25		1.55		20
	5/31/13		10.98	0.21		1.48		1.69	(0.27)	(0.26)	(0.53)	12.14	15.67		656,220		0.43		0.25		1.78		13
	5/31/12		11.67	0.20		(0.41)		(0.21)	(0.27)	(0.21)	(0.48)	10.98	(1.55)		575,517		0.43		0.25		1.77		11
	5/31/11	†	10.67	0.14		1.11		1.25	(0.25)	—	(0.25)	11.67	11.87	[b]	661,257		0.45	[c]	0.25	[c]	1.92	[c]	5	[b]
	9/30/10		9.94	0.20		0.72		0.92	(0.19)	—	(0.19)	10.67	9.36		580,270		0.46		0.25		1.96		19
	9/30/09		9.99	0.22		(0.02)		0.20	(0.21)	(0.04)	(0.25)	9.94	2.49		456,392		0.51		0.25		2.55		34

66	2014 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2014 Annual Report	67

Financial highlights	continued

TIAA-CREF Lifecycle Funds

			Selected per share data												Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized											Ratios to average net assets
	For the		Net asset	Net		& unrealized		Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss on total investments	) [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return		at end of period (in thousands	)	Gross expenses	[e]	Net expenses	[e]	investment income (loss	)	Portfolio turnover rate

LIFECYCLE 2020 FUND
Institutional Class:	5/31/14		$10.36	$0.19		$1.05		$1.24	$(0.36)	$(0.38)	$(0.74)	$10.86	12.28%		$1,103,076		0.13%		0.00%		1.76%		15%
	5/31/13		9.25	0.20		1.43		1.63	(0.28)	(0.24)	(0.52)	10.36	18.04		726,575		0.13		0.00		2.00		12
	5/31/12		9.99	0.18		(0.47)		(0.29)	(0.28)	(0.17)	(0.45)	9.25	(2.60)		419,753		0.13		0.00		1.98		8
	5/31/11	†	9.04	0.13		1.08		1.21	(0.26)	(0.00)[d]	(0.26)	9.99	13.64	[b]	175,206		0.15	[c]	0.00	[c]	2.06	[c]	4	[b]
	9/30/10		8.43	0.16		0.64		0.80	(0.19)	(0.00)[d]	(0.19)	9.04	9.63		51,076		0.16		0.00		1.86		16
	9/30/09		8.58	0.18		(0.09)		0.09	(0.19)	(0.05)	(0.24)	8.43	1.66		16,959		0.21		0.00		2.44		27

Premier Class:	5/31/14		10.34	0.18		1.04		1.22	(0.34)	(0.38)	(0.72)	10.84	12.15		367,841		0.28		0.15		1.70		15
	5/31/13		9.23	0.18		1.44		1.62	(0.27)	(0.24)	(0.51)	10.34	17.92		265,878		0.28		0.15		1.86		12
	5/31/12		9.98	0.17		(0.48)		(0.31)	(0.27)	(0.17)	(0.44)	9.23	(2.80)		190,954		0.28		0.15		1.85		8
	5/31/11	†	9.04	0.13		1.07		1.20	(0.26)	0.00 [d]	(0.26)	9.98	13.47	[b]	84,846		0.30	[c]	0.15	[c]	2.00	[c]	4	[b]
	9/30/10		8.43	0.10		0.70		0.80	(0.19)	—	(0.19)	9.04	9.59		38,234		0.31		0.15		1.16		16
	9/30/09	§	8.43	0.00	[d]	—		0.00 [d]	—	—	—	8.43	0.00	[b]	250		220.71	[c]	0.15	[c]	0.00	[c]	27

Retirement Class:	5/31/14		12.24	0.19		1.25		1.44	(0.33)	(0.38)	(0.71)	12.97	12.00		964,674		0.43		0.25		1.50		15
	5/31/13		10.84	0.21		1.68		1.89	(0.25)	(0.24)	(0.49)	12.24	17.78		832,093		0.43		0.25		1.79		12
	5/31/12		11.62	0.19		(0.55)		(0.36)	(0.25)	(0.17)	(0.42)	10.84	(2.85)		711,358		0.43		0.25		1.71		8
	5/31/11	†	10.47	0.14		1.24		1.38	(0.23)	0.00 [d]	(0.23)	11.62	13.43	[b]	795,642		0.45	[c]	0.25	[c]	1.85	[c]	4	[b]
	9/30/10		9.74	0.18		0.72		0.90	(0.17)	—	(0.17)	10.47	9.36		672,342		0.46		0.25		1.80		16
	9/30/09		9.87	0.20		(0.11)		0.09	(0.17)	(0.05)	(0.22)	9.74	1.40		479,735		0.51		0.25		2.39		27

LIFECYCLE 2025 FUND
Institutional Class:	5/31/14		10.29	0.18		1.19		1.37	(0.38)	(0.38)	(0.76)	10.90	13.64		1,140,353		0.13		0.00		1.73		12
	5/31/13		9.00	0.19		1.60		1.79	(0.27)	(0.23)	(0.50)	10.29	20.37		749,263		0.13		0.00		1.99		11
	5/31/12		9.83	0.18		(0.60)		(0.42)	(0.27)	(0.14)	(0.41)	9.00	(4.00)		403,396		0.13		0.00		1.94		7
	5/31/11	†	8.78	0.12		1.18		1.30	(0.25)	—	(0.25)	9.83	15.01	[b]	166,006		0.15	[c]	0.00	[c]	2.01	[c]	4	[b]
	9/30/10		8.17	0.14		0.65		0.79	(0.18)	—	(0.18)	8.78	9.76		50,809		0.16		0.00		1.72		15
	9/30/09		8.41	0.15		(0.16)		(0.01)	(0.17)	(0.06)	(0.23)	8.17	0.37		17,434		0.22		0.00		2.20		22

Premier Class:	5/31/14		10.26	0.18		1.16		1.34	(0.36)	(0.38)	(0.74)	10.86	13.42		358,098		0.28		0.15		1.67		12
	5/31/13		8.98	0.18		1.58		1.76	(0.25)	(0.23)	(0.48)	10.26	20.14		264,821		0.28		0.15		1.86		11
	5/31/12		9.80	0.16		(0.58)		(0.42)	(0.26)	(0.14)	(0.40)	8.98	(4.01)		181,859		0.28		0.15		1.81		7
	5/31/11	†	8.76	0.12		1.16		1.28	(0.24)	—	(0.24)	9.80	14.88	[b]	84,577		0.30	[c]	0.15	[c]	1.99	[c]	4	[b]
	9/30/10		8.17	0.08		0.68		0.76	(0.17)	—	(0.17)	8.76	9.47		36,184		0.31		0.15		0.97		15
	9/30/09	§	8.17	0.00	[d]	—		0.00 [d]	—	—	—	8.17	0.00	[b]	250		220.71	[c]	0.15	[c]	0.00	[c]	22

Retirement Class:	5/31/14		12.25	0.19		1.42		1.61	(0.35)	(0.38)	(0.73)	13.13	13.39		928,337		0.43		0.25		1.47		12
	5/31/13		10.64	0.21		1.87		2.08	(0.24)	(0.23)	(0.47)	12.25	19.94		776,980		0.43		0.25		1.81		11
	5/31/12		11.52	0.18		(0.68)		(0.50)	(0.24)	(0.14)	(0.38)	10.64	(4.11)		665,020		0.43		0.25		1.65		7
	5/31/11	†	10.25	0.13		1.36		1.49	(0.22)	—	(0.22)	11.52	14.74	[b]	750,162		0.45	[c]	0.25	[c]	1.80	[c]	4	[b]
	9/30/10		9.51	0.16		0.74		0.90	(0.16)	—	(0.16)	10.25	9.55		630,705		0.46		0.25		1.67		15
	9/30/09		9.75	0.18		(0.21)		(0.03)	(0.15)	(0.06)	(0.21)	9.51	0.08		447,297		0.52		0.25		2.25		22

68	2014 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2014 Annual Report	69

Financial highlights	continued

TIAA-CREF Lifecycle Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period or		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	year		beginning	income		on total	investment	investment	realized	and	end of	Total	period		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate

LIFECYCLE 2030 FUND
Institutional Class:	5/31/14		$10.16	$0.18		$1.29	$1.47	$(0.39)	$(0.38)	$(0.77)	$10.86	14.82%	$1,139,305		0.13%		0.00%		1.69%		11%
	5/31/13		8.73	0.19		1.73	1.92	(0.24)	(0.25)	(0.49)	10.16	22.50	736,779		0.13		0.00		1.97		12
	5/31/12		9.61	0.16		(0.68)	(0.52)	(0.25)	(0.11)	(0.36)	8.73	(5.25)	407,473		0.13		0.00		1.86		5
	5/31/11	†	8.47	0.11		1.26	1.37	(0.23)	—	(0.23)	9.61	16.41 [b]	166,564		0.15	[c]	0.00	[c]	1.89	[c]	4	[b]
	9/30/10		7.87	0.12		0.64	0.76	(0.16)	—	(0.16)	8.47	9.80	45,757		0.16		0.00		1.52		14
	9/30/09		8.22	0.14		(0.28)	(0.14)	(0.17)	(0.04)	(0.21)	7.87	(1.14)	15,396		0.22		0.00		2.10		18

Premier Class:	5/31/14		10.12	0.17		1.29	1.46	(0.38)	(0.38)	(0.76)	10.82	14.72	358,491		0.28		0.15		1.65		11
	5/31/13		8.71	0.17		1.72	1.89	(0.23)	(0.25)	(0.48)	10.12	22.16	267,879		0.28		0.15		1.83		12
	5/31/12		9.58	0.15		(0.67)	(0.52)	(0.24)	(0.11)	(0.35)	8.71	(5.26)	180,029		0.28		0.15		1.74		5
	5/31/11	†	8.45	0.11		1.25	1.36	(0.23)	—	(0.23)	9.58	16.28 [b]	84,355		0.30	[c]	0.15	[c]	1.88	[c]	4	[b]
	9/30/10		7.87	0.06		0.68	0.74	(0.16)	—	(0.16)	8.45	9.50	32,600		0.31		0.15		0.75		14
	9/30/09	§	7.87	0.00	[d]	—	0.00 [d]	—	—	—	7.87	0.00 [b]	250		220.71	[c]	0.15	[c]	0.00	[c]	18

Retirement Class:	5/31/14		12.25	0.18		1.57	1.75	(0.36)	(0.38)	(0.74)	13.26	14.54	825,381		0.43		0.25		1.41		11
	5/31/13		10.44	0.20		2.07	2.27	(0.21)	(0.25)	(0.46)	12.25	22.15	708,355		0.43		0.25		1.78		12
	5/31/12		11.40	0.16		(0.79)	(0.63)	(0.22)	(0.11)	(0.33)	10.44	(5.40)	599,240		0.43		0.25		1.55		5
	5/31/11	†	10.01	0.12		1.48	1.60	(0.21)	—	(0.21)	11.40	16.12 [b]	717,292		0.45	[c]	0.25	[c]	1.68	[c]	4	[b]
	9/30/10		9.28	0.14		0.73	0.87	(0.14)	—	(0.14)	10.01	9.51	607,051		0.46		0.25		1.50		14
	9/30/09		9.65	0.16		(0.34)	(0.18)	(0.15)	(0.04)	(0.19)	9.28	(1.41)	429,188		0.52		0.25		2.03		18

LIFECYCLE 2035 FUND
Institutional Class:	5/31/14		10.18	0.17		1.44	1.61	(0.41)	(0.41)	(0.82)	10.97	16.10	1,209,710		0.13		0.00		1.58		10
	5/31/13		8.61	0.18		1.87	2.05	(0.22)	(0.26)	(0.48)	10.18	24.45	775,166		0.13		0.00		1.90		12
	5/31/12		9.59	0.15		(0.80)	(0.65)	(0.23)	(0.10)	(0.33)	8.61	(6.55)	406,001		0.13		0.00		1.75		4
	5/31/11	†	8.34	0.11		1.36	1.47	(0.22)	—	(0.22)	9.59	17.84 [b]	170,381		0.15	[c]	0.00	[c]	1.76	[c]	7	[b]
	9/30/10		7.75	0.11		0.63	0.74	(0.15)	—	(0.15)	8.34	9.67	42,535		0.16		0.00		1.33		11
	9/30/09		8.16	0.12		(0.31)	(0.19)	(0.18)	(0.04)	(0.22)	7.75	(1.67)	14,247		0.21		0.00		1.85		15

Premier Class:	5/31/14		10.16	0.17		1.41	1.58	(0.39)	(0.41)	(0.80)	10.94	15.87	357,264		0.28		0.15		1.56		10
	5/31/13		8.60	0.17		1.86	2.03	(0.21)	(0.26)	(0.47)	10.16	24.20	265,404		0.28		0.15		1.76		12
	5/31/12		9.57	0.14		(0.79)	(0.65)	(0.22)	(0.10)	(0.32)	8.60	(6.55)	180,502		0.28		0.15		1.63		4
	5/31/11	†	8.33	0.10		1.35	1.45	(0.21)	—	(0.21)	9.57	17.68 [b]	85,514		0.30	[c]	0.15	[c]	1.74	[c]	7	[b]
	9/30/10		7.75	0.04		0.69	0.73	(0.15)	—	(0.15)	8.33	9.50	37,314		0.31		0.15		0.51		11
	9/30/09	§	7.75	0.00	[d]	—	0.00 [d]	—	—	—	7.75	0.00 [b]	250		220.71	[c]	0.15	[c]	0.00	[c]	15

Retirement Class:	5/31/14		12.43	0.17		1.76	1.93	(0.38)	(0.41)	(0.79)	13.57	15.72	800,282		0.43		0.25		1.31		10
	5/31/13		10.42	0.20		2.26	2.46	(0.19)	(0.26)	(0.45)	12.43	24.12	693,253		0.43		0.25		1.74		12
	5/31/12		11.51	0.15		(0.94)	(0.79)	(0.20)	(0.10)	(0.30)	10.42	(6.68)	594,181		0.43		0.25		1.43		4
	5/31/11	†	9.96	0.11		1.63	1.74	(0.19)	—	(0.19)	11.51	17.68 [b]	716,085		0.45	[c]	0.25	[c]	1.56	[c]	7	[b]
	9/30/10		9.24	0.13		0.72	0.85	(0.13)	—	(0.13)	9.96	9.33	598,803		0.46		0.25		1.33		11
	9/30/09		9.68	0.14		(0.38)	(0.24)	(0.16)	(0.04)	(0.20)	9.24	(1.94)	421,832		0.51		0.25		1.83		15

70	2014 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2014 Annual Report	71

Financial highlights	continued

TIAA-CREF Lifecycle Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period or		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	year		beginning	income		on total	Investment	investment	realized	and	end of	Total	period		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate

LIFECYCLE 2040 FUND
Institutional Class:	5/31/14		$10.25	$0.16		$1.52	$1.68	$(0.43)	$(0.43)	$(0.86)	$11.07	16.75%	$1,524,091		0.12%		0.00%		1.51%		9%
	5/31/13		8.65	0.18		1.96	2.14	(0.22)	(0.32)	(0.54)	10.25	25.40	978,672		0.13		0.00		1.88		13
	5/31/12		9.67	0.15		(0.82)	(0.67)	(0.23)	(0.12)	(0.35)	8.65	(6.71)	526,001		0.13		0.00		1.72		5
	5/31/11	†	8.40	0.11		1.38	1.49	(0.22)	—	(0.22)	9.67	18.01 [b]	221,307		0.15	[c]	0.00	[c]	1.76	[c]	8	[b]
	9/30/10		7.81	0.11		0.63	0.74	(0.15)	—	(0.15)	8.40	9.65	60,554		0.15		0.00		1.32		10
	9/30/09		8.21	0.12		(0.31)	(0.19)	(0.17)	(0.04)	(0.21)	7.81	(1.66)	21,359		0.20		0.00		1.84		14

Premier Class:	5/31/14		10.22	0.16		1.50	1.66	(0.41)	(0.43)	(0.84)	11.04	16.64	497,618		0.27		0.15		1.50		9
	5/31/13		8.63	0.16		1.96	2.12	(0.21)	(0.32)	(0.53)	10.22	25.17	377,355		0.28		0.15		1.72		13
	5/31/12		9.66	0.14		(0.83)	(0.69)	(0.22)	(0.12)	(0.34)	8.63	(6.92)	261,785		0.28		0.15		1.61		5
	5/31/11	†	8.40	0.10		1.38	1.48	(0.22)	—	(0.22)	9.66	17.83 [b]	125,013		0.30	[c]	0.15	[c]	1.71	[c]	8	[b]
	9/30/10		7.81	0.04		0.70	0.74	(0.15)	—	(0.15)	8.40	9.61	49,852		0.31		0.15		0.50		10
	9/30/09	§	7.81	0.00	[d]	—	0.00 [d]	—	—	—	7.81	0.00 [b]	250		220.71	[c]	0.15	[c]	0.00	[c]	14

Retirement Class:	5/31/14		12.66	0.16		1.89	2.05	(0.39)	(0.43)	(0.82)	13.89	16.51	1,072,547		0.42		0.25		1.23		9
	5/31/13		10.57	0.20		2.40	2.60	(0.19)	(0.32)	(0.51)	12.66	25.10	977,063		0.43		0.25		1.69		13
	5/31/12		11.73	0.15		(0.99)	(0.84)	(0.20)	(0.12)	(0.32)	10.57	(7.00)	857,435		0.43		0.25		1.39		5
	5/31/11	†	10.14	0.11		1.68	1.79	(0.20)	—	(0.20)	11.73	17.81 [b]	1,070,202		0.45	[c]	0.25	[c]	1.54	[c]	8	[b]
	9/30/10		9.40	0.13		0.75	0.88	(0.14)	—	(0.14)	10.14	9.42	893,915		0.45		0.25		1.35		10
	9/30/09		9.83	0.14		(0.37)	(0.23)	(0.16)	(0.04)	(0.20)	9.40	(1.91)	639,490		0.50		0.25		1.82		14

LIFECYCLE 2045 FUND
Institutional Class:	5/31/14		9.94	0.16		1.49	1.65	(0.38)	(0.10)	(0.48)	11.11	16.79	489,349		0.14		0.00		1.51		6
	5/31/13		8.14	0.17		1.87	2.04	(0.18)	(0.06)	(0.24)	9.94	25.33	267,192		0.15		0.00		1.89		9
	5/31/12		8.94	0.14		(0.76)	(0.62)	(0.18)	—	(0.18)	8.14	(6.77)	115,021		0.17		0.00		1.68		9
	5/31/11	†	7.73	0.09		1.28	1.37	(0.16)	—	(0.16)	8.94	17.92 [b]	39,323		0.19	[c]	0.00	[c]	1.55	[c]	8	[b]
	9/30/10		7.16	0.09		0.59	0.68	(0.11)	—	(0.11)	7.73	9.58	7,970		0.35		0.00		1.29		18
	9/30/09		7.57	0.12		(0.37)	(0.25)	(0.12)	(0.04)	(0.16)	7.16	(2.68)	2,039		0.70		0.00		1.92		8

Premier Class:	5/31/14		9.92	0.16		1.47	1.63	(0.37)	(0.10)	(0.47)	11.08	16.60	158,576		0.29		0.15		1.48		6
	5/31/13		8.12	0.16		1.87	2.03	(0.17)	(0.06)	(0.23)	9.92	25.25	84,430		0.30		0.15		1.72		9
	5/31/12		8.92	0.13		(0.75)	(0.62)	(0.18)	—	(0.18)	8.12	(6.87)	38,862		0.32		0.15		1.53		9
	5/31/11	†	7.72	0.08		1.28	1.36	(0.16)	—	(0.16)	8.92	17.76 [b]	14,136		0.34	[c]	0.15	[c]	1.51	[c]	8	[b]
	9/30/10		7.16	0.06		0.61	0.67	(0.11)	—	(0.11)	7.72	9.39	2,975		0.50		0.15		0.79		18
	9/30/09	§	7.16	0.00	[d]	—	0.00 [d]	—	—	—	7.16	0.00 [b]	250		220.71	[c]	0.15	[c]	0.00	[c]	8

Retirement Class:	5/31/14		9.89	0.13		1.48	1.61	(0.35)	(0.10)	(0.45)	11.05	16.52	326,030		0.44		0.25		1.23		6
	5/31/13		8.10	0.15		1.86	2.01	(0.16)	(0.06)	(0.22)	9.89	25.07	248,237		0.45		0.25		1.68		9
	5/31/12		8.90	0.12		(0.76)	(0.64)	(0.16)	—	(0.16)	8.10	(7.03)	155,417		0.48		0.25		1.41		9
	5/31/11	†	7.70	0.08		1.27	1.35	(0.15)	—	(0.15)	8.90	17.65 [b]	130,113		0.49	[c]	0.25	[c]	1.45	[c]	8	[b]
	9/30/10		7.14	0.09		0.57	0.66	(0.10)	—	(0.10)	7.70	9.32	84,309		0.64		0.25		1.17		18
	9/30/09		7.56	0.07		(0.33)	(0.26)	(0.12)	(0.04)	(0.16)	7.14	(2.93)	30,587		0.98		0.25		1.21		8

72	2014 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2014 Annual Report	73

Financial highlights	continued

TIAA-CREF Lifecycle Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period or		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	year		beginning	income		on total	investment	investment	realized	and	end of	Total	period		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate

LIFECYCLE 2050 FUND
Institutional Class:	5/31/14		$9.91	$0.16		$1.49	$1.65	$(0.38)	$(0.10)	$(0.48)	$11.08	16.76%	$266,715		0.15%		0.00%		1.51%		6%
	5/31/13		8.11	0.17		1.86	2.03	(0.18)	(0.05)	(0.23)	9.91	25.33	141,731		0.17		0.00		1.89		8
	5/31/12		8.90	0.14		(0.75)	(0.61)	(0.18)	—	(0.18)	8.11	(6.72)	59,624		0.21		0.00		1.68		6
	5/31/11	†	7.75	0.09		1.28	1.37	(0.16)	(0.06)	(0.22)	8.90	17.89 [b]	19,661		0.24	[c]	0.00	[c]	1.56	[c]	8	[b]
	9/30/10		7.18	0.10		0.58	0.68	(0.11)	—	(0.11)	7.75	9.63	5,599		0.54		0.00		1.35		24
	9/30/09		7.64	0.12		(0.45)	(0.33)	(0.13)	(0.00)[d]	(0.13)	7.18	(3.81)	1,633		1.18		0.00		2.02		18

Premier Class:	5/31/14		9.89	0.16		1.46	1.62	(0.36)	(0.10)	(0.46)	11.05	16.57	92,974		0.30		0.15		1.47		6
	5/31/13		8.09	0.16		1.86	2.02	(0.17)	(0.05)	(0.22)	9.89	25.25	43,678		0.32		0.15		1.74		8
	5/31/12		8.89	0.12		(0.75)	(0.63)	(0.17)	—	(0.17)	8.09	(6.93)	21,343		0.36		0.15		1.53		6
	5/31/11	†	7.74	0.08		1.29	1.37	(0.16)	(0.06)	(0.22)	8.89	17.86 [b]	6,904		0.39	[c]	0.15	[c]	1.49	[c]	8	[b]
	9/30/10		7.18	0.08		0.59	0.67	(0.11)	—	(0.11)	7.74	9.45	1,100		0.70		0.15		1.09		24
	9/30/09	§	7.18	0.00	[d]	—	0.00 [d]	—	—	—	7.18	0.00 [b]	250		220.71	[c]	0.15	[c]	0.00	[c]	18

Retirement Class:	5/31/14		9.86	0.13		1.48	1.61	(0.35)	(0.10)	(0.45)	11.02	16.48	189,266		0.45		0.25		1.23		6
	5/31/13		8.07	0.15		1.85	2.00	(0.16)	(0.05)	(0.21)	9.86	25.07	142,830		0.47		0.25		1.66		8
	5/31/12		8.86	0.11		(0.74)	(0.63)	(0.16)	—	(0.16)	8.07	(6.97)	85,178		0.52		0.25		1.40		6
	5/31/11	†	7.71	0.08		1.28	1.36	(0.15)	(0.06)	(0.21)	8.86	17.79 [b]	69,466		0.53	[c]	0.25	[c]	1.44	[c]	8	[b]
	9/30/10		7.15	0.09		0.57	0.66	(0.10)	—	(0.10)	7.71	9.38	40,745		0.83		0.25		1.16		24
	9/30/09		7.62	0.08		(0.42)	(0.34)	(0.13)	(0.00)[d]	(0.13)	7.15	(4.80)	14,383		1.45		0.25		1.34		18

LIFECYCLE 2055 FUND
Institutional Class:	5/31/14		11.00	0.17		1.65	1.82	(0.41)	(0.08)	(0.49)	12.33	16.70	29,574		0.32		0.00		1.49		10
	5/31/13		9.00	0.18		2.07	2.25	(0.19)	(0.06)	(0.25)	11.00	25.40	9,903		0.51		0.00		1.79		26
	5/31/12		9.85	0.15		(0.81)	(0.66)	(0.19)	(0.00)[d]	(0.19)	9.00	(6.55)	2,072		1.12		0.00		1.61		44
	5/31/11	‡	10.00	(0.00)[d]		(0.15)	(0.15)	—	—	—	9.85	(1.50)[b]	985		8.94	[c]	0.00	[c]	0.47	[c]	1	[b]

Premier Class:	5/31/14		10.98	0.19		1.61	1.80	(0.40)	(0.08)	(0.48)	12.30	16.55	14,041		0.47		0.15		1.65		10
	5/31/13		8.99	0.17		2.06	2.23	(0.18)	(0.06)	(0.24)	10.98	25.19	4,531		0.66		0.15		1.72		26
	5/31/12		9.85	0.14		(0.82)	(0.68)	(0.18)	(0.00)[d]	(0.18)	8.99	(6.73)	1,335		1.28		0.15		1.50		44
	5/31/11	‡	10.00	(0.00)[d]		(0.15)	(0.15)	—	—	—	9.85	(1.50)[b]	985		9.09	[c]	0.15	[c]	0.32	[c]	1	[b]

Retirement Class:	5/31/14		10.98	0.15		1.64	1.79	(0.39)	(0.08)	(0.47)	12.30	16.41	35,171		0.62		0.25		1.26		10
	5/31/13		8.99	0.16		2.06	2.22	(0.17)	(0.06)	(0.23)	10.98	25.06	18,835		0.81		0.25		1.64		26
	5/31/12		9.85	0.13		(0.81)	(0.68)	(0.18)	(0.00)[d]	(0.18)	8.99	(6.79)	10,725		1.41		0.25		1.38		44
	5/31/11	‡	10.00	(0.00)[d]		(0.15)	(0.15)	—	—	—	9.85	(1.50)[b]	7,877		8.55	[c]	0.25	[c]	0.23	[c]	1	[b]

74	2014 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2014 Annual Report	75

Financial highlights	concluded

TIAA-CREF Lifecycle Funds

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[e]	The Fund’s expenses do not include the expenses of the underlying funds.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.
§	The Premier Class commenced operations on September 30, 2009.
‡	The Fund commenced operations on April 29, 2011.

76	2014 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Notes to financial statements

TIAA-CREF Lifecycle Funds

Note 1—organization and significant accounting policies

The Lifecycle Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Net Asset Value per share (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends from affiliated investments are recorded on the ex-dividend date. Dividends from affiliated investments are recorded as dividend income, while capital gain distributions, including short-term capital gain distributions, are recorded as gain distributions from affiliated investments on the Statements of Operations. Realized gains and losses on sales from investments in affiliated and unaffiliated investment companies are based upon the specific identification method.

Income and expenses of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

TIAA-CREF Lifecycle Funds ■ 2014 Annual Report	77

Notes to financial statements

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal jurisdictions and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended May 31, 2014, permanent book and tax differences resulting primarily from the reclassification of short-term capital gain distributions received from underlying funds from realized gain(loss) to ordinary income, and the utilization of tax equalization credits were identified and reclassified among the components of the Funds’ net assets. Net investment income and net realized gains (losses), as disclosed on the Statements of Operations, and net assets were not affected by these reclassifications.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. The investment of deferred amounts and the offsetting payable to the trustees are included in other assets and accrued expenses and other payables in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

New accounting pronouncement: In June 2013, the Financial Accounting Standards Board issued Accounting Standard Update No. 2013-08 Financial Services—Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements (the “Update”). The Update modifies the criteria used in determining an investment company under U.S. GAAP and establishes certain measurement and disclosure requirements. The Update establishes that an entity regulated under the 1940 Act is automatically an investment company under U.S. GAAP. The Update is effective for interim and annual reporting periods beginning after December 15, 2013.

78	2014 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

The Funds expect to adopt these new disclosure requirements for the November 30, 2014 semiannual report. Management has reviewed the new requirements and has determined the adoption of the Update will not have a material impact on the Funds’ financial statements and notes disclosures.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the year ended May 31, 2014, there were no transfers between levels by the Funds.

As of May 31, 2014, all of the investments in the Funds were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, each Fund pays Advisors a monthly fee based on the annual rate of 0.10% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. Advisors has contractually agreed to waive its 0.10% management fee on each Lifecycle Fund through at least September 30, 2014. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

TIAA-CREF Lifecycle Funds ■ 2014 Annual Report	79

Notes to financial statements

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of a Fund’s average daily net assets attributable to Retirement Class shares of a Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of Operations are paid to Advisors under the Service Agreement.

Under the terms of the distribution Rule 12b-1 plan, the Retirement Class of each Fund and the Retail Class of the Retirement Income Fund compensated TPIS for providing distribution, promotional and/or shareholder services to the Retirement Class of each Fund and the Retail Class of the Retirement Income Fund at the maximum annual rates of 0.05% and 0.25% of the average daily net assets attributable to each Fund’s Retirement Class and the Retirement Income Fund’s Retail Class, respectively. However, TPIS has agreed not to seek any reimbursements under the distribution Rule 12b-1 plan from the Retirement Class through September 30, 2014. This agreement may be terminated before this date with the approval of the Board. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensated TPIS for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of average daily net assets attributable to the Fund’s Premier Class.

Certain affiliated entities may pay Fund expenses on behalf of the Funds. The Funds reimburse the affiliated entities for any such payment. Amounts owed to Fund affiliates for payment of Fund expenses are disclosed as due to affiliates on the Statements of Assets and Liabilities.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.00% of average daily net assets for the Institutional Class shares; 0.15% of average daily net assets for the Premier Class shares; 0.25% of average daily net assets for the Retirement Class shares; and 0.25% of average daily net assets for the Retail Class shares of the Retirement Income Fund. The expense reimbursement arrangements will continue through at least September 30, 2015, unless changed with approval of the Board.

80	2014 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

The following is the percentage of the Funds’ shares owned by TIAA and its registered separate account (“TIAA Access”) as of May 31, 2014:

Fund	TIAA	TIAA Access
Lifecycle Retirement Income	—%	9%
Lifecycle 2010	—	7
Lifecycle 2015	—	8
Lifecycle 2020	—	9
Lifecycle 2025	—	9
Lifecycle 2030	—	8
Lifecycle 2035	—	8
Lifecycle 2040	—	8
Lifecycle 2045	—	11
Lifecycle 2050	—	14
Lifecycle 2055	17	1

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

Issue	Value at May 31, 2013	Purchases cost	Sales proceeds	Realized gain (loss )	Dividend income	Value at May 31, 2014
Lifecycle Retirement Income Fund
TIAA-CREF Bond	$83,575,611	$16,629,310	$24,628,182	$(530,083)	$1,777,020	$75,513,293
TIAA-CREF Bond Plus	1,130,120	31,974,818	901,934	89,782	562,135	33,001,056
TIAA-CREF Emerging Markets Equity	6,537,626	1,806,458	1,023,706	(79,381)	44,506	7,414,628
TIAA-CREF Enhanced International Equity Index	7,297,000	3,385,764	2,633,865	444,207	240,369	9,001,491
TIAA-CREF Enhanced Large-Cap Growth Index	11,252,000	5,151,576	1,650,230	891,485	134,553	16,044,408
TIAA-CREF Enhanced Large-Cap Value Index	12,190,046	4,202,212	2,173,553	883,127	188,846	15,524,166
TIAA-CREF Global Natural Resources	2,798,757	521,214	1,489,065	(69,778)	30,896	1,957,141
TIAA-CREF Growth & Income	10,467,054	3,831,472	1,845,222	1,157,757	134,765	13,356,160
TIAA-CREF High-Yield	5,697,995	6,700,497	412,965	217,042	486,299	12,026,222
TIAA-CREF Inflation-Linked Bond	10,797,949	19,182,377	14,542,787	(229,441)	327,793	15,258,903
TIAA-CREF International Equity	9,585,972	2,918,839	4,182,525	529,596	131,617	9,906,118
TIAA-CREF International Opportunities	1,695,347	8,378,750	884,957	11,654	29,322	9,688,239
TIAA-CREF Large-Cap Growth	11,482,605	4,802,472	2,101,061	914,315	48,203	15,996,113
TIAA-CREF Large-Cap Value	12,389,440	3,971,546	2,209,319	884,318	170,422	15,337,765
TIAA-CREF Mid-Cap Growth	573,132	467,067	702,416	138,033	819	395,871
TIAA-CREF Mid-Cap Value	710,770	180,393	683,346	183,082	2,994	287,167
TIAA-CREF Money Market	742,186	5,686	719,983	—	2	27,890
TIAA-CREF Short-Term Bond	34,312,701	23,745,995	13,083,108	(140,611)	432,103	44,861,967
TIAA-CREF Small-Cap Equity	5,150,985	1,929,985	1,075,638	482,958	46,535	6,464,858
	$228,387,296	$139,786,431	$76,943,862	$5,778,062	$4,789,199	$302,063,456

TIAA-CREF Lifecycle Funds ■ 2014 Annual Report	81

Notes to financial statements

Issue	Value at May 31, 2013	Purchases cost	Sales proceeds	Realized gain (loss )	Dividend income	Value at May 31, 2014
Lifecycle 2010 Fund
TIAA-CREF Bond	$318,107,409	$40,577,935	$100,299,898	$(1,587,701)	$6,523,748	$257,660,401
TIAA-CREF Bond Plus	7,838,148	112,159,775	4,560,248	366,479	2,147,101	118,303,534
TIAA-CREF Emerging Markets Equity	30,345,106	5,208,191	6,068,902	(331,609)	193,888	29,767,861
TIAA-CREF Enhanced International Equity Index	35,636,936	9,389,029	11,708,204	2,259,648	1,094,996	37,739,461
TIAA-CREF Enhanced Large-Cap Growth Index	54,315,479	14,013,072	7,816,426	4,445,196	606,585	66,381,857
TIAA-CREF Enhanced Large-Cap Value Index	58,640,965	12,442,280	12,609,166	5,045,551	851,995	64,293,019
TIAA-CREF Global Natural Resources	13,047,961	1,121,772	6,672,937	(200,615)	139,898	8,096,288
TIAA-CREF Growth & Income	50,233,038	10,990,444	9,918,244	6,260,059	611,613	55,397,980
TIAA-CREF High-Yield	26,348,542	17,830,882	1,093,756	873,412	1,914,492	43,099,822
TIAA-CREF Inflation-Linked Bond	44,623,959	40,484,892	28,718,482	(584,763)	956,792	55,786,085
TIAA-CREF International Equity	45,850,953	7,755,078	20,186,748	3,756,095	597,956	40,670,253
TIAA-CREF International Opportunities	7,994,147	33,586,237	4,152,051	(5,507)	132,156	39,478,347
TIAA-CREF Large-Cap Growth	53,835,122	14,200,284	10,138,603	4,697,220	217,831	66,321,001
TIAA-CREF Large-Cap Value	58,139,832	10,925,473	10,928,170	4,906,922	770,084	63,500,669
TIAA-CREF Mid-Cap Growth	2,926,880	1,643,656	2,721,413	789,789	4,798	2,103,822
TIAA-CREF Mid-Cap Value	3,585,300	563,109	2,870,275	1,008,567	18,289	1,669,288
TIAA-CREF Money Market	3,216,212	22,124	3,179,380	—	8	58,956
TIAA-CREF Short-Term Bond	85,643,179	45,269,853	23,823,561	(196,554)	1,134,352	106,831,865
TIAA-CREF Small-Cap Equity	24,520,217	5,683,368	5,629,662	2,626,827	211,329	26,815,469
	$924,849,385	$383,867,454	$273,096,126	$34,129,016	$18,127,911	$1,083,975,978

82	2014 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

Issue	Value at May 31, 2013	Purchases cost	Sales proceeds	Realized gain (loss	)	Dividend income	Value at May 31, 2014
Lifecycle 2015 Fund
TIAA-CREF Bond	$429,565,327	$61,064,867	$118,096,009	$4,879,687		$9,228,344	$372,237,572
TIAA-CREF Bond Plus	19,573,642	166,087,828	5,643,283	794,312		3,401,739	184,237,639
TIAA-CREF Emerging Markets Equity	50,504,931	8,499,694	8,872,562	770,777		334,136	50,749,909
TIAA-CREF Enhanced International Equity Index	61,155,958	15,531,570	18,109,589	5,695,739		1,945,657	66,357,900
TIAA-CREF Enhanced Large-Cap Growth Index	92,164,500	24,898,027	11,600,318	10,802,463		1,064,029	115,633,910
TIAA-CREF Enhanced Large-Cap Value Index	99,566,848	16,883,794	14,415,828	11,522,889		1,503,052	112,060,496
TIAA-CREF Global Natural Resources	21,677,967	2,133,097	10,774,873	260,991		244,311	14,115,776
TIAA-CREF Growth & Income	84,818,631	16,839,915	12,100,395	13,497,329		1,062,813	96,588,544
TIAA-CREF High-Yield	47,329,501	20,332,734	1,215,102	1,543,965		3,103,208	66,291,417
TIAA-CREF Inflation-Linked Bond	69,068,996	29,024,336	11,187,217	940,026		1,080,202	86,443,603
TIAA-CREF International Equity	76,620,389	14,071,392	31,401,561	8,860,818		1,045,309	71,720,947
TIAA-CREF International Opportunities	13,560,317	57,885,882	5,690,930	701,574		229,641	69,292,382
TIAA-CREF Large-Cap Growth	92,252,243	24,298,505	15,479,713	14,755,964		382,471	115,581,883
TIAA-CREF Large-Cap Value	99,645,543	16,907,592	15,215,498	12,309,898		1,345,681	110,570,486
TIAA-CREF Mid-Cap Growth	5,180,942	2,821,472	4,185,446	1,741,867		9,685	4,237,343
TIAA-CREF Mid-Cap Value	6,289,369	838,764	4,345,668	1,640,349		38,514	3,492,719
TIAA-CREF Money Market	4,765,963	4,470	4,627,289	—		12	143,145
TIAA-CREF Short-Term Bond	71,207,184	32,916,420	3,894,377	332,121		1,147,085	100,088,040
TIAA-CREF Small-Cap Equity	41,483,737	8,985,186	7,472,250	6,733,944		369,120	46,799,203
	$1,386,431,988	$520,025,545	$304,327,908	$97,784,713		$27,535,009	$1,686,642,914

TIAA-CREF Lifecycle Funds ■ 2014 Annual Report	83

Notes to financial statements

Issue	Value at May 31, 2013	Purchases cost	Sales proceeds	Realized gain (loss	)	Dividend income	Value at May 31, 2014
Lifecycle 2020 Fund
TIAA-CREF Bond	$446,266,526	$90,993,698	$105,217,494	$4,412,674		$10,149,563	$432,819,374
TIAA-CREF Bond Plus	51,212,604	214,951,790	5,934,947	1,120,601		4,956,368	265,537,206
TIAA-CREF Emerging Markets Equity	74,682,972	16,338,261	9,906,971	1,033,000		519,360	82,231,577
TIAA-CREF Enhanced International Equity Index	93,460,287	29,567,794	24,436,949	8,684,063		3,119,782	110,984,123
TIAA-CREF Enhanced Large-Cap Growth Index	139,954,497	47,260,722	11,460,814	16,046,623		1,694,245	191,871,024
TIAA-CREF Enhanced Large-Cap Value Index	151,149,214	34,575,355	15,808,407	16,607,775		2,374,402	185,845,682
TIAA-CREF Global Natural Resources	32,067,020	3,838,598	14,153,514	413,829		390,067	23,485,203
TIAA-CREF Growth & Income	128,279,547	32,524,371	11,390,488	18,737,660		1,668,089	160,320,929
TIAA-CREF High-Yield	79,903,196	22,863,058	1,060,881	2,259,883		4,878,560	101,368,751
TIAA-CREF Inflation-Linked Bond	55,048,452	33,363,807	2,662,823	326,937		907,767	85,827,983
TIAA-CREF International Equity	114,118,991	24,181,731	38,438,478	11,431,008		1,669,008	119,049,072
TIAA-CREF International Opportunities	20,360,567	94,653,132	6,259,506	812,188		364,670	114,520,343
TIAA-CREF Large-Cap Growth	138,496,927	44,768,804	13,907,080	18,629,377		610,585	191,881,975
TIAA-CREF Large-Cap Value	149,655,699	36,859,605	16,921,529	17,159,919		2,162,239	183,872,882
TIAA-CREF Mid-Cap Growth	8,163,985	4,556,738	5,265,549	2,516,194		17,549	8,061,533
TIAA-CREF Mid-Cap Value	9,837,430	1,864,890	6,058,544	2,391,558		75,198	6,796,303
TIAA-CREF Money Market	6,270,815	9,731	6,088,959	—		16	191,587
TIAA-CREF Short-Term Bond	56,870,648	30,134,211	1,123,836	188,290		962,889	85,802,974
TIAA-CREF Small-Cap Equity	62,578,229	17,905,110	8,442,861	9,620,632		588,980	77,674,226
	$1,818,377,606	$781,211,406	$304,539,630	$132,392,211		$37,109,337	$2,428,142,747

84	2014 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

Issue	Value at May 31, 2013	Purchases cost	Sales proceeds	Realized gain (loss	)	Dividend income	Value at May 31, 2014
Lifecycle 2025 Fund
TIAA-CREF Bond	$312,737,397	$73,949,468	$71,266,002	$2,937,597		$7,254,985	$316,073,151
TIAA-CREF Bond Plus	85,012,645	177,410,266	6,689,431	1,119,500		5,134,872	260,210,406
TIAA-CREF Emerging Markets Equity	81,478,739	18,005,662	9,811,378	1,265,452		572,169	90,995,416
TIAA-CREF Enhanced International Equity Index	104,442,692	31,331,825	23,693,897	9,225,611		3,524,737	125,978,380
TIAA-CREF Enhanced Large-Cap Growth Index	155,785,407	52,009,759	9,528,248	16,943,900		1,898,058	216,250,322
TIAA-CREF Enhanced Large-Cap Value Index	168,121,592	38,950,290	14,784,950	17,820,534		2,664,309	210,026,229
TIAA-CREF Global Natural Resources	34,886,249	4,636,798	14,918,446	464,581		437,701	26,493,415
TIAA-CREF Growth & Income	142,047,824	34,194,687	7,473,565	19,096,953		1,863,948	180,871,988
TIAA-CREF High-Yield	95,641,776	31,800,187	1,283,187	2,740,104		5,940,223	125,756,792
TIAA-CREF Inflation-Linked Bond	19,370,682	18,175,497	644,425	39,097		345,158	37,116,815
TIAA-CREF International Equity	125,150,022	26,594,260	38,594,784	11,782,326		1,871,853	134,301,967
TIAA-CREF International Opportunities	22,574,620	104,820,288	5,171,142	724,236		407,348	128,737,394
TIAA-CREF Large-Cap Growth	153,926,390	47,962,072	10,367,906	18,338,990		687,400	216,537,079
TIAA-CREF Large-Cap Value	166,402,066	38,806,787	13,232,236	17,133,615		2,425,860	207,810,726
TIAA-CREF Mid-Cap Growth	9,348,682	5,282,887	5,277,115	2,831,681		21,487	9,989,507
TIAA-CREF Mid-Cap Value	11,191,388	2,009,798	6,010,425	2,532,220		92,914	8,524,379
TIAA-CREF Money Market	6,138,167	9,207	5,959,635	—		15	187,740
TIAA-CREF Short-Term Bond	20,112,164	17,695,354	676,488	62,016		384,751	37,118,614
TIAA-CREF Small-Cap Equity	69,383,222	18,869,055	6,753,615	9,824,471		660,408	87,694,063
	$1,783,751,724	$742,514,147	$252,136,875	$134,882,884		$36,188,196	$2,420,674,383

TIAA-CREF Lifecycle Funds ■ 2014 Annual Report	85

Notes to financial statements

Issue	Value at May 31, 2013	Purchases cost	Sales proceeds	Realized gain (loss	)	Dividend income	Value at May 31, 2014
Lifecycle 2030 Fund
TIAA-CREF Bond	$175,315,885	$79,537,407	$45,745,297	$1,120,055		$4,414,216	$209,864,237
TIAA-CREF Bond Plus	100,287,296	118,483,310	11,800,760	1,053,653		4,513,105	210,095,960
TIAA-CREF Emerging Markets Equity	85,645,615	18,118,206	9,243,900	1,183,770		608,201	95,852,318
TIAA-CREF Enhanced International Equity Index	111,840,167	33,248,198	24,470,733	9,815,038		3,828,852	135,444,809
TIAA-CREF Enhanced Large-Cap Growth Index	165,773,346	53,960,230	7,748,860	17,256,387		2,042,594	231,168,373
TIAA-CREF Enhanced Large-Cap Value Index	178,829,225	40,053,037	13,375,977	18,271,213		2,872,609	224,447,404
TIAA-CREF Global Natural Resources	36,479,991	4,750,035	14,796,487	407,840		472,804	28,344,729
TIAA-CREF Growth & Income	150,972,557	36,483,364	6,854,291	20,211,036		2,001,626	193,459,428
TIAA-CREF High-Yield	100,931,130	40,257,257	1,921,367	3,023,420		6,439,968	138,906,594
TIAA-CREF International Equity	131,975,290	26,278,302	37,497,651	11,677,417		2,020,613	143,160,684
TIAA-CREF International Opportunities	24,014,100	110,698,912	4,621,782	647,082		439,420	137,303,314
TIAA-CREF Large-Cap Growth	164,489,862	49,718,364	9,147,391	18,945,205		741,971	231,638,478
TIAA-CREF Large-Cap Value	177,470,325	37,843,670	9,931,027	16,924,588		2,614,077	222,145,278
TIAA-CREF Mid-Cap Growth	10,159,137	5,012,936	4,346,587	2,844,024		24,858	11,456,911
TIAA-CREF Mid-Cap Value	12,117,154	1,443,442	5,187,031	2,427,579		107,622	9,873,069
TIAA-CREF Money Market	5,863,894	10,226	5,693,557	—		15	180,563
TIAA-CREF Small-Cap Equity	73,643,232	18,362,167	4,625,167	9,424,521		713,622	93,886,903
	$1,705,808,206	$674,259,063	$217,007,865	$135,232,828		$33,856,173	$2,317,229,052

86	2014 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

Issue	Value at May 31, 2013	Purchases cost	Sales proceeds	Realized gain (loss	)	Dividend income	Value at May 31, 2014
Lifecycle 2035 Fund
TIAA-CREF Bond	$42,782,515	$73,143,303	$19,602,830	$256,146		$1,604,450	$97,348,080
TIAA-CREF Bond Plus	101,203,549	51,749,506	12,650,743	863,483		3,382,735	141,654,456
TIAA-CREF Emerging Markets Equity	94,594,114	20,306,712	9,785,364	1,200,302		675,371	106,507,837
TIAA-CREF Enhanced International Equity Index	125,484,765	36,828,797	26,104,580	10,941,959		4,327,953	152,954,117
TIAA-CREF Enhanced Large-Cap Growth Index	185,180,843	61,201,698	7,489,886	18,887,681		2,291,284	260,511,037
TIAA-CREF Enhanced Large-Cap Value Index	199,809,557	46,913,402	15,009,894	20,599,372		3,232,310	252,987,277
TIAA-CREF Global Natural Resources	40,303,873	5,526,669	16,145,782	500,289		531,223	31,866,241
TIAA-CREF Growth & Income	168,141,734	41,762,371	6,715,803	22,390,425		2,245,673	217,523,556
TIAA-CREF High-Yield	101,792,402	42,617,189	2,273,101	3,110,296		6,560,368	141,788,819
TIAA-CREF International Equity	145,987,401	30,012,013	39,504,613	12,553,949		2,272,263	161,440,700
TIAA-CREF International Opportunities	26,767,938	123,151,510	4,132,946	624,816		492,456	153,898,259
TIAA-CREF Large-Cap Growth	183,399,227	57,721,344	10,486,942	21,237,823		835,169	260,271,142
TIAA-CREF Large-Cap Value	198,042,205	41,685,242	7,617,595	17,965,695		2,930,700	250,877,470
TIAA-CREF Mid-Cap Growth	11,536,062	5,696,462	4,321,398	3,145,925		29,716	13,563,166
TIAA-CREF Mid-Cap Value	13,717,313	2,108,348	5,732,221	2,720,478		128,954	11,774,192
TIAA-CREF Money Market	5,706,777	14,201	5,534,465	—		15	186,513
TIAA-CREF Small-Cap Equity	82,049,743	19,691,188	3,200,404	9,600,746		803,470	105,740,004
	$1,726,500,018	$660,129,955	$196,308,567	$146,599,385		$32,344,110	$2,360,892,866

TIAA-CREF Lifecycle Funds ■ 2014 Annual Report	87

Notes to financial statements

Issue	Value at May 31, 2013	Purchases cost	Sales proceeds	Realized gain (loss )	Dividend income	Value at May 31, 2014
Lifecycle 2040 Fund
TIAA-CREF Bond Plus	$90,328,914	$52,902,918	$21,099,578	$817,801	$2,884,966	$123,129,110
TIAA-CREF Emerging Markets Equity	133,374,861	25,973,662	13,257,291	1,563,562	951,299	147,943,801
TIAA-CREF Enhanced International Equity Index	178,254,309	49,138,124	35,049,877	15,206,448	6,142,669	216,059,869
TIAA-CREF Enhanced Large-Cap Growth Index	262,609,814	83,160,505	9,711,049	26,414,726	3,250,760	366,328,859
TIAA-CREF Enhanced Large-Cap Value Index	283,365,227	60,259,148	18,779,778	28,167,126	4,582,647	354,751,443
TIAA-CREF Global Natural Resources	56,610,060	7,597,925	22,467,377	661,997	753,643	44,739,857
TIAA-CREF Growth & Income	238,243,202	56,461,501	9,636,307	31,831,609	3,177,349	305,150,208
TIAA-CREF High-Yield	136,933,719	57,272,050	8,330,356	4,658,765	8,736,285	185,333,351
TIAA-CREF International Equity	205,893,929	39,421,930	53,742,995	17,164,938	3,224,302	226,592,970
TIAA-CREF International Opportunities	37,911,006	169,768,420	4,837,746	724,915	696,727	214,352,348
TIAA-CREF Large-Cap Growth	259,744,245	75,195,558	12,438,201	28,828,849	1,185,418	364,287,940
TIAA-CREF Large-Cap Value	280,496,335	56,373,915	11,403,916	25,887,221	4,157,702	351,751,567
TIAA-CREF Mid-Cap Growth	16,501,708	7,943,217	5,717,508	4,470,247	42,961	19,655,179
TIAA-CREF Mid-Cap Value	19,595,356	3,057,889	7,928,032	3,844,257	186,224	17,151,603
TIAA-CREF Money Market	7,692,364	41,176	7,460,097	—	20	273,442
TIAA-CREF Small-Cap Equity	116,267,537	26,331,570	4,328,586	13,489,620	1,137,929	148,458,630
	$2,323,822,586	$770,899,508	$246,188,694	$203,732,081	$41,110,901	$3,085,960,177
Lifecycle 2045 Fund
TIAA-CREF Bond Plus	$23,037,275	$18,745,740	$3,492,327	$(3,585)	$828,204	$38,696,961
TIAA-CREF Emerging Markets Equity	34,192,423	12,772,232	1,419,976	(90,815)	271,597	46,318,843
TIAA-CREF Enhanced International Equity Index	45,699,423	23,920,808	8,783,670	2,339,237	1,760,726	67,543,365
TIAA-CREF Enhanced Large-Cap Growth Index	66,999,976	40,943,554	1,204,191	6,361,773	933,840	115,312,197
TIAA-CREF Enhanced Large-Cap Value Index	72,367,455	32,090,369	1,473,688	5,822,869	1,311,322	111,491,037
TIAA-CREF Global Natural Resources	14,544,872	4,062,304	5,300,757	(341,960)	216,281	14,186,862
TIAA-CREF Growth & Income	60,744,812	30,818,738	1,252,239	7,874,888	889,762	95,892,930
TIAA-CREF High-Yield	35,217,279	23,660,504	621,063	1,059,464	2,498,130	58,246,499
TIAA-CREF International Equity	52,450,275	20,598,886	12,023,781	1,009,729	921,750	70,816,942
TIAA-CREF International Opportunities	9,742,424	54,752,183	375,835	(176)	200,156	67,401,417
TIAA-CREF Large-Cap Growth	67,211,738	37,957,144	2,081,760	6,162,783	336,479	114,652,928
TIAA-CREF Large-Cap Value	72,388,174	32,108,815	961,670	5,959,501	1,189,296	111,024,956
TIAA-CREF Mid-Cap Growth	4,219,050	3,320,936	1,650,765	725,777	12,316	6,120,983
TIAA-CREF Mid-Cap Value	5,011,201	1,608,723	1,931,381	494,139	53,093	5,368,356
TIAA-CREF Money Market	2,004,612	20,938	1,944,530	—	6	81,020
TIAA-CREF Small-Cap Equity	29,783,095	14,807,521	470,638	3,205,370	327,136	46,698,816
	$595,614,084	$352,189,395	$44,988,271	$40,578,994	$11,750,094	$969,854,112

88	2014 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

Issue	Value at May 31, 2013	Purchases cost	Sales proceeds	Realized gain (loss )	Dividend income	Value at May 31, 2014
Lifecycle 2050 Fund
TIAA-CREF Bond Plus	$12,512,483	$10,584,767	$1,519,102	$9,859	$461,535	$21,812,428
TIAA-CREF Emerging Markets Equity	18,734,601	7,557,830	622,902	(28,909)	151,167	26,128,159
TIAA-CREF Enhanced International Equity Index	25,043,057	14,166,318	4,840,857	1,288,176	980,060	38,087,943
TIAA-CREF Enhanced Large-Cap Growth Index	36,694,091	24,332,070	769,817	3,548,431	520,206	64,998,415
TIAA-CREF Enhanced Large-Cap Value Index	39,650,596	19,409,836	939,219	3,257,004	730,404	62,844,457
TIAA-CREF Global Natural Resources	7,966,483	2,423,578	2,889,508	(173,540)	120,288	7,999,434
TIAA-CREF Growth & Income	33,235,345	18,239,839	506,374	4,393,611	493,924	54,052,244
TIAA-CREF High-Yield	19,190,857	14,013,710	372,467	588,845	1,389,833	32,831,958
TIAA-CREF International Equity	28,664,588	12,123,535	6,321,342	526,912	513,106	39,900,116
TIAA-CREF International Opportunities	5,337,165	31,033,409	179,392	337	111,388	37,976,638
TIAA-CREF Large-Cap Growth	36,841,092	22,547,700	1,139,939	3,433,460	187,500	64,626,764
TIAA-CREF Large-Cap Value	39,673,334	19,500,324	735,668	3,330,853	662,512	62,581,777
TIAA-CREF Mid-Cap Growth	2,312,362	1,918,683	910,837	400,816	6,854	3,447,250
TIAA-CREF Mid-Cap Value	2,746,851	900,004	997,665	258,662	29,578	3,025,997
TIAA-CREF Money Market	1,092,776	9,004	1,059,898	—	3	41,882
TIAA-CREF Small-Cap Equity	16,322,873	8,943,427	349,422	1,782,931	182,060	26,324,831
	$326,018,554	$207,704,034	$24,154,409	$22,617,448	$6,540,418	$546,680,293
Lifecycle 2055 Fund
TIAA-CREF Bond Plus	$1,291,213	$1,973,966	$181,701	$2,948	$57,960	$3,125,681
TIAA-CREF Emerging Markets Equity	1,900,421	1,868,205	100,547	(15,627)	19,567	3,751,860
TIAA-CREF Enhanced International Equity Index	2,535,500	2,969,125	462,154	137,898	126,806	5,489,168
TIAA-CREF Enhanced Large-Cap Growth Index	3,695,533	5,165,513	115,248	452,329	67,237	9,313,507
TIAA-CREF Enhanced Large-Cap Value Index	4,001,939	4,603,808	170,279	412,093	94,403	9,004,890
TIAA-CREF Global Natural Resources	801,521	531,892	247,944	(16,405)	15,519	1,145,846
TIAA-CREF Growth & Income	3,343,702	4,183,086	137,263	556,712	59,829	7,745,067
TIAA-CREF High-Yield	1,966,828	2,801,727	78,274	74,782	173,628	4,704,638
TIAA-CREF International Equity	2,873,148	2,772,700	591,098	7,257	66,119	5,698,564
TIAA-CREF International Opportunities	543,009	4,738,391	96,213	(1,985)	14,399	5,409,787
TIAA-CREF Large-Cap Growth	3,743,487	5,009,240	231,275	437,106	24,240	9,260,387
TIAA-CREF Large-Cap Value	4,034,798	4,557,900	109,183	422,827	85,714	8,967,282
TIAA-CREF Mid-Cap Growth	233,017	376,519	117,146	47,383	895	501,657
TIAA-CREF Mid-Cap Value	277,072	231,682	120,626	22,980	3,823	433,592
TIAA-CREF Money Market	109,458	3,278	106,145	—	—	6,591
TIAA-CREF Small-Cap Equity	1,649,970	2,054,110	58,175	227,530	23,520	3,772,276
	$33,000,616	$43,841,142	$2,923,271	$2,767,828	$833,659	$78,330,793

TIAA-CREF Lifecycle Funds ■ 2014 Annual Report	89

Notes to financial statements

Note 4—investments

Net unrealized appreciation (depreciation): At May 31, 2014, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation )	Net unrealized appreciation (depreciation	)
Lifecycle Retirement Income	$272,875,536	$29,187,920	$—	$29,187,920
Lifecycle 2010	951,091,416	132,884,562	—	132,884,562
Lifecycle 2015	1,537,500,793	150,356,902	(1,214,781)	149,142,121
Lifecycle 2020	2,171,181,295	258,393,646	(1,432,194)	256,961,452
Lifecycle 2025	2,123,351,254	298,911,164	(1,588,035)	297,323,129
Lifecycle 2030	1,988,183,488	329,839,374	(793,810)	329,045,564
Lifecycle 2035	1,985,351,404	375,725,446	(183,984)	375,541,462
Lifecycle 2040	2,550,342,554	535,887,571	(269,948)	535,617,623
Lifecycle 2045	815,909,130	153,944,982	—	153,944,982
Lifecycle 2050	463,588,925	83,091,368	—	83,091,368
Lifecycle 2055	71,028,127	7,302,666	—	7,302,666

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the year ended May 31, 2014, were as follows:

Fund	Purchases	Sales
Lifecycle Retirement Income	$141,286,923	$78,413,382
Lifecycle 2010	383,867,454	273,096,126
Lifecycle 2015	520,025,545	304,327,908
Lifecycle 2020	781,211,406	304,539,630
Lifecycle 2025	742,514,147	252,136,875
Lifecycle 2030	674,259,063	217,007,865
Lifecycle 2035	660,129,955	196,308,567
Lifecycle 2040	770,899,508	246,188,694
Lifecycle 2045	352,189,395	44,988,271
Lifecycle 2050	207,704,034	24,154,409
Lifecycle 2055	46,402,623	5,483,647

90	2014 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended May 31, 2014 and the year ended May 31, 2013 was as follows:

		5/31/2014

Fund	Ordinary income	Long-term capital gains	Total
Lifecycle Retirement Income	$7,055,820	$2,089,903	$9,145,723
Lifecycle 2010	31,232,087	7,787,214	39,019,301
Lifecycle 2015	44,344,789	54,067,325	98,412,114
Lifecycle 2020	63,509,333	67,508,952	131,018,285
Lifecycle 2025	66,098,275	66,828,455	132,926,730
Lifecycle 2030	67,137,431	64,003,293	131,140,724
Lifecycle 2035	70,313,932	68,767,381	139,081,313
Lifecycle 2040	95,753,146	96,808,530	192,561,676
Lifecycle 2045	27,556,468	6,449,207	34,005,675
Lifecycle 2050	15,207,533	3,480,279	18,687,812
Lifecycle 2055	1,894,724	332,657	2,227,381

		5/31/2013

Fund	Ordinary income	Long-term capital gains	Total
Lifecycle Retirement Income	$4,367,159	$999,058	$5,366,217
Lifecycle 2010	20,621,354	1,302,243	21,923,597
Lifecycle 2015	33,330,054	26,302,270	59,632,324
Lifecycle 2020	40,798,430	31,575,694	72,374,124
Lifecycle 2025	37,662,988	30,424,427	68,087,415
Lifecycle 2030	33,093,196	31,646,316	64,739,512
Lifecycle 2035	30,051,658	34,754,355	64,806,013
Lifecycle 2040	39,558,913	57,037,898	96,596,811
Lifecycle 2045	8,239,985	2,790,520	11,030,505
Lifecycle 2050	4,459,428	1,380,235	5,839,663
Lifecycle 2055	405,485	127,276	532,761

TIAA-CREF Lifecycle Funds ■ 2014 Annual Report	91

Notes to financial statements

As of May 31, 2014, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed ordinary income	Undistributed long-term capital gains	Unrealized appreciation (depreciation	)	Capital loss carryover	Total
Lifecycle Retirement Income	$559,884	$3,473,933	$29,187,920		$—	$33,221,737
Lifecycle 2010	5,979,796	19,629,121	132,884,564		—	158,493,481
Lifecycle 2015	8,008,045	51,830,890	149,142,121		—	208,981,056
Lifecycle 2020	9,865,443	72,658,450	256,961,453		—	339,485,346
Lifecycle 2025	8,834,399	73,170,823	297,323,128		—	379,328,350
Lifecycle 2030	7,324,985	73,595,687	329,045,563		—	409,966,235
Lifecycle 2035	5,596,568	76,750,199	375,541,463		—	457,888,230
Lifecycle 2040	5,405,638	105,811,002	535,617,623		—	646,834,263
Lifecycle 2045	2,329,270	23,025,788	153,944,980		—	179,300,038
Lifecycle 2050	1,133,395	12,844,333	83,091,368		(198,700)	96,870,396
Lifecycle 2055	134,837	1,643,814	7,302,665		—	9,081,316

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, the utilization of capital loss carryovers, and the treatment of short-term gain as ordinary income for tax purposes.

At May 31, 2014, the following Funds had capital loss carryovers, which will expire as follows:

	Date of expiration
Fund	5/31/2018	Total
Lifecycle 2050	$198,700	$198,700

For the year ended May 31, 2014, the Lifecycle 2050 Fund utilized $108,817 of its capital loss carryover available from prior years.

Due to large shifts in the ownership percentage of the Lifecycle 2050 Fund during the fiscal year ended September 30, 2009, the future utilization of the Lifecycle 2050 Fund’s capital losses and capital loss carryovers may be subject to limitations under the Internal Revenue Code and Regulations thereunder.

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

92	2014 Annual Report ■ TIAA-CREF Lifecycle Funds

concluded

Note 6—line of credit

Each of the Funds participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. This facility expired June 2014. A new facility was entered into on June 24, 2014 expiring June 23, 2015. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended May 31, 2014, there were no borrowings under this credit facility by the Funds.

Note 7—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

TIAA-CREF Lifecycle Funds ■ 2014 Annual Report	93

Report of independent registered public accounting firm

To the Board of Trustees and Shareholders of the TIAA-CREF Funds:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Lifecycle Retirement Income Fund, Lifecycle 2010 Fund, Lifecycle 2015 Fund, Lifecycle 2020 Fund, Lifecycle 2025 Fund, Lifecycle 2030 Fund, Lifecycle 2035 Fund, Lifecycle 2040 Fund, Lifecycle 2045 Fund, Lifecycle 2050 Fund, and Lifecycle 2055 Fund (eleven of the portfolios constituting the TIAA-CREF Funds, hereafter collectively referred to as the “Funds”), at May 31, 2014, the results of each of their operations for the year then ended and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2014 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland
July 18, 2014

94	2014 Annual Report ■ TIAA-CREF Lifecycle Funds

Trustees and officers (unaudited)

TIAA-CREF Funds  ■  May 31, 2014

Trustees

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorship(s) held by trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 4/25/54	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	79	Director of GMO; Director, the Maine Coast Heritage Trust; Investment Committee member, Maine Community Foundation and the Elmina B. Sewall Foundation, and Trustee of the Maine Chapter of the Nature Conservancy.
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/6/62	Trustee	Indefinite term. Trustee since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	79	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.; and Independent Trustee, Lazard Alternative Strategies 1099 Fund.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 11/5/67	Trustee	Indefinite term. Trustee since 2007.	Chief Executive Officer (since 2014) and Chief Operating Officer (2007–2014), Copper Rock Capital Partners, LLC; Chief Operating Officer, DDJ Capital Management (2003–2006).	79	Director of Copper Rock Capital Partners, LLC (investment adviser).

TIAA-CREF Lifecycle Funds ■ 2014 Annual Report	95

Trustees and officers (unaudited)	continued

TIAA-CREF Funds  ■  May 31, 2014

Trustees — continued

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorship(s) held by trustee
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/4/54	Chairman of the Board and Trustee	Indefinite term. Trustee since 2005; Chairman for term ending December 31, 2015. Chairman since 2013.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	79	Director, D2D Fund.
Nancy L. Jacob c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/15/43	Trustee	Indefinite term. Trustee since 1999.	Principal, NL Jacob Consultant (economic and business consultant) (2012–present); President and Founder (2006–2012) of NLJ Advisors, Inc. (investment adviser); President and Managing Principal, Windermere Investment Associates (1997–2006).	79	None
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 3/27/63	Trustee	Indefinite term. Trustee since 2011.	Partner (2004–2010) and Managing Director (1999–2004), Goldman Sachs Asset Management.	79	Director, Sansum Clinic; Investment committee member, College of Mount Saint Vincent and Cottage Health System; Member, United States Olympics Paralympics Advisory Committee, University of California at Santa Barbara Arts and Lectures Advisory Council; Trustee and Treasurer, Crane County Day School.

96	2014 Annual Report ■ TIAA-CREF Lifecycle Funds

Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 8/5/48	Trustee	Indefinite term. Trustee since 2003.	Chief Executive Officer (since 2010), President and Chief Operating Officer (since 2009), First Eagle Investment Management, LLC; Principal, BAM Consulting LLC (2003–2009); Independent Consultant for Merrill Lynch (2003–2009).	79	Director, Arnhold and S. Bleichroeder Holdings; First Eagle Investment Management, LLC; American Legacy Foundation (Investment Committee); University of Edinburgh (Campaign Board); the North Shore Land Alliance, Prep for Prep, and Close Brothers Group plc.
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 7/13/58	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Mitsui Professor of Economics, Massachusetts Institute of Technology (“MIT”) (since 1996), Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT; and Program Director, NBER (1990–2008).	79	Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research; Member, Congressional Budget Office Panel of Economic Advisers.
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/18/49	Trustee	Indefinite term. Trustee since 1999.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman and Chief Executive Officer (since 1991) and Chief Investment Officer (1991–2013), NCM Capital Management Group, Inc.; Chairman and Chief Executive Officer (since 2003) and Chief Investment Officer (2003–2013), NCM Capital Advisers Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	79	Director, SCANA Corporation (energy holding company); Member, Duke Children’s Hospital and Health Center National Board of Advisors.

TIAA-CREF Lifecycle Funds ■ 2014 Annual Report	97

Trustees and officers (unaudited)	continued

TIAA-CREF Funds  ■  May 31, 2014

Trustees — concluded

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorship(s) held by trustee
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 2/17/50	Trustee	Indefinite term. Trustee since 2006.	Associate Dean for Research (since 2011), McCombs School of Business, University of Texas at Austin (“McCombs”), and Director, AIM Investment Center at McCombs (since 2000). Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002) and Professor, University of Texas at Austin (since 1987). Chairman, Department of Finance, University of Texas at Austin (2002–2011).	79	Member of the Board of Governors of the Investment Company Institute, the Governing Council of Independent Directors Council (an association for mutual fund directors), and Investment Advisory Committee, Employees Retirement System of Texas.

Officers

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years
Brandon Becker TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/19/54	Executive Vice President and Chief Legal Officer	One year term. Executive Vice President and Chief Legal Officer since 2009.	Executive Vice President and Chief Legal Officer of Teachers Insurance and Annuity Association of America (“TIAA”), and College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds, and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”) (since 2009). Partner, Wilmer Cutler Pickering Hale & Dorr LLP (1996–2009).

98	2014 Annual Report ■ TIAA-CREF Lifecycle Funds

Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/8/62	Chief Compliance Officer	One-year term. Vice President and Chief Compliance Officer since 2008.	Chief Compliance Officer of the TIAA-CREF Fund Complex and TIAA Separate Account VA-3 (since 2008). Vice President, Senior Compliance Officer (2008–2011) and Managing Director, Senior Compliance Officer (since 2011) of Asset Management Compliance of TIAA. Chief Compliance Officer of TIAA-CREF Investment Management, LLC (“Investment Management”) (since 2008). Chief Compliance Officer (2008), Vice President, Senior Compliance Officer (2008–2011) and Managing Director, Senior Compliance Officer (since 2011) of Teachers Advisors, Inc. (“Advisors”). Managing Director and Senior Compliance Officer of TIAA-CREF Alternatives Advisors, LLC (“TCAA”) (since 2011). Managing Director and Senior Compliance Officer of TIAA-CREF Alternatives Services, LLC (“TCAS”) (since 2011). Interim Chief Compliance Officer for TIAA-CREF Life Insurance Company Separate Accounts VA-1, VLI-I and VLI-2 (since 2012). Interim Chief Compliance Officer for Covariance Capital Management, Inc. (“Covariance”) (since 2013).
Carol W. Deckbar TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/13/62	Executive Vice President	One-year term. Executive Vice President since 2013.	Chief Executive Officer (since 2014), Chief Operating Officer (“COO”) (2013–2014), President (2012–2013), Chair (2012–2013) and Manager (since 2011) of TIAA-CREF Asset Management, LLC (“TCAM”), and Executive Vice President of the TIAA-CREF Fund Complex (since 2013). Executive Vice President (since 2013), Interim Head of Asset Management (2012–2013), Senior Vice President, Investment Products (2009–2012), Managing Director, Mutual Fund Products (2007–2009) of TIAA. Senior Managing Director and COO (2012), Senior Vice President (2010–2012), Chair (2012–2013), and Director (since 2008) of Advisors and Investment Management. Manager, President, and COO of TCAA and TCAS (since 2011). Manager of TIAA-CREF Individual and Institutional Services, LLC (since 2010). Director of Westchester Group Investment Management, Inc. (since 2011). Manager of Beaver Investment Holdings, LLC (since 2012). Director of Green Wood Resources, Inc. (since 2012). Director of TH RE Administration Ltd., TH RE FCACO Ltd., TH RE AIFM group Ltd., and TH RE Group Holdings Ltd. (2013–2014).
Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 11/22/63	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2007.	Treasurer of CREF (since 2008). Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2007) and Chief Financial Officer and Principal Accounting Officer (since 2009) and Treasurer (since 2008) of TIAA Separate Account VA-1. Senior Vice President (since 2010) and Funds Treasurer (since 2006) of TIAA. Director of Advisors (since 2008). Director of TCAM (since 2011). Senior Vice President (since 2010) and Funds Treasurer (since 2007) of Advisors and Investment Management. Assistant Treasurer of TIAA-CREF Life Insurance Company (“TC Life”) (since 2012). Director of TIAA-CREF Trust Company, FSB (since 2008). Director, Senior Vice President and Funds Treasurer of TCAA (since 2011). Director, Senior Vice President and Funds Treasurer of TCAS (since 2011).

TIAA-CREF Lifecycle Funds ■ 2014 Annual Report	99

Trustees and officers (unaudited)	concluded

TIAA-CREF Funds  ■  May 31, 2014

Officers — concluded

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years
Stephen Gruppo TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/25/59	Executive Vice President	One-year term. Executive Vice President since 2009.	Executive Vice President, Chief Risk Officer (since 2013) of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2009). Executive Vice President, Head of Risk Management of TIAA (2009–2013). Executive Vice President, Risk Management (since 2009), Senior Managing Director of Advisors and Investment Management (2006–2009) and Head of Credit Risk Management of Advisors and Investment Management (2005–2006). Senior Managing Director, Acting Head of Risk Management of TIAA and Senior Managing Director of the TIAA-CREF Fund Complex (2008–2009). Executive Vice President, Risk Management of TCAA (since 2011). Executive Vice President, Risk Management of TCAS (since 2011). Senior Managing Director, Chief Credit Risk Officer (2004–2008) of TIAA.
Robert G. Leary TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/20/61	President and Principal Executive Officer	One-year term. President and Principal Executive Officer since 2013.	Executive Vice President and President of Asset Management (since 2013) of TIAA. President and Principal Executive Officer of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2013). Manager (since 2013), President and Chief Executive Officer (2013–2014) of TCAM, and Executive Vice President of CREF and VA-1 (since 2013). Director, President and Chief Executive Officer of Advisors (since 2013). Manager, President and Chief Executive Officer of Investment Management (since 2013). Director of TH RE Ltd. (since 2013). Director (since 2013), President and Chief Executive Officer of TPIS (2013–2014). Director of TIAA International Holdings 1 Ltd., TIAA International Holdings 2 Ltd., and TIAA International Holdings 3 Ltd. (since 2013). Executive Vice President of TIAA-CREF Funds and TIAA-CREF Life Funds (June–September 2013). Representative, Securities Research, Inc. (February–May 2013). President and Chief Operating Officer, U.S., ING Americas (2011 to 2012). Chief Executive Officer, ING Insurance US (2010–2011). Chairman and Chief Executive Officer, ING Investment Management, Americas (2007–2009).

100	2014 Annual Report ■ TIAA-CREF Lifecycle Funds

Ronald R. Pressman TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/11/58	Executive Vice President	One-year term. Executive Vice President since 2012.	Executive Vice President and Chief Operating Officer (since 2012) of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex (since 2012). Director, Covariance (since 2012). Director T-C Life (since 2012). Director, Kaspick & Company, LLC (since 2012). Manager, TIAA-CREF Redwood, LLC (“Redwood”) (since 2013). Director, Aspen Insurance Holdings, LLC (since 2011). President and Chief Executive Officer of General Electric Capital Real Estate (2007–2011).
Phillip T. Rollock TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/31/62	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director since 2013 and Corporate Secretary since 2012.	Senior Managing Director (since 2013), Corporate Secretary (since 2012) of TIAA and the TIAA-CREF Fund Complex. Senior Vice President of TIAA and the TIAA-CREF Fund Complex (2012–2013). Managing Director, Retirement and Individual Financial Services (2010–2012) and Vice President, Product Development and Management, Institutional Client Services (2006–2010) of TIAA.
Otha T. Spriggs, III TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 2/16/51	Executive Vice President	One-year term. Executive Vice President since 2012.	Executive Vice President and Chief Human Resources Officer (since 2012) of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2012). Senior Vice President of Human Resources, Boston Scientific (2010–2012); President of Integrated People Solutions (2009–2010); Senior Vice President, Human Resources and various human resources leadership roles, CIGNA Corp. (2001–2009).
Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/21/58	Executive Vice President	One-year term. Executive Vice President since 2006.	Executive Vice President, President of Retirement and Individual Financial Services (since 2011) of TIAA, and Executive Vice President (since 2008) of the TIAA-CREF Fund Complex. Chief Operating Officer (2010–2011), Executive Vice President, Product Development and Management (2009–2010), Executive Vice President, Institutional Client Services (2006–2009), Executive Vice President, Product Management (2005–2006), and Senior Vice President, Pension Products (2003–2005) of TIAA. Director of Covariance (since 2010). Director (since 2007), Chairman and President (since 2012) of TCT Holdings, Inc. Director (2007–2011) and Executive Vice President (2008–2010) of TCAM. Manager (since 2006), President and Chief Executive Officer (2006–2010) of Redwood. Director of Tuition Financing (2008–2009) and Executive Vice President of TC Life (2009–2010).
Constance K. Weaver TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/26/52	Executive Vice President	One-year term. Executive Vice President since 2010.	Executive Vice President, Chief Marketing Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2010); Chief Communications Officer of TIAA (2010–2011). Senior Vice President, The Hartford Financial Services Group, Inc. (2008–2010).

Please note that the Funds’ Statement of Additional Information (SAI) includes information about the Funds’ trustees and is available, without charge, through our website, tiaa-cref.org, or by calling 800 223–1200.

TIAA-CREF Lifecycle Funds ■ 2014 Annual Report	101

Renewal of investment management agreement (unaudited)

Board renewal of the investment management agreement for the TIAA-CREF Lifecycle Funds

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Trust on behalf of TIAA-CREF Lifecycle Fund series (the “Funds”). Under the Agreement, TAI is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Funds.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Trustees are deemed to be independent persons for this purpose.

Overview of the renewal process

The Board held meetings on March 14, 2014 and March 27, 2014, at which it considered the annual renewal of the Agreement with respect to each applicable Fund using its previously-established process. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with TAI, other Board members and legal counsel to the Trustees to develop guidelines and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals. The Operations Committee also had worked with TAI to schedule and report on various follow-up items throughout the prior year that were requested by the Committee and the Board during the 2013 renewal process. During a series of meetings held prior to the March 14 and March 27, 2014 Board meetings, the Operations Committee, along with other Board Committees, as applicable, had reviewed such guidelines and follow-up requests in consultation with TAI representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to TAI and the Trust, and then evaluated the information produced in accordance with those guidelines and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established various guidelines regarding the preparation of reports to be provided to the Board with respect to each Fund by the Global Fiduciary Review unit of Lipper, Inc. (“Lipper”), including meeting with representatives of Lipper in person. Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidelines provided by the Operations Committee on behalf of the Board, Lipper produced, among other information, performance and expense comparison

102	2014 Annual Report ■ TIAA-CREF Lifecycle Funds

data regarding each Fund, including data relating to each Fund’s management fee rates, total expense ratios, short-term and long-term investment performance, portfolio turnover rates and brokerage commission costs. Lipper also compared much of this data for each Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Lipper, and, in the case of the investment performance data, against one or more appropriate broad-based benchmark indices. In each case, Lipper summarized the methodologies it employed to provide the data contained in its reports. In addition, Lipper represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Lipper also represented that it (and not TAI) had identified the selected comparative peer groups and universes and that it did so in a manner that was not intended to produce biased results for its clients.

Among other matters, the Board also requested and reviewed various information provided by TAI to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by TAI with respect to its services to each Fund pursuant to the Agreement. In this connection, the Board recognized that different Trustees could, and likely would, give different weight to different factors when evaluating the profits, if any, realized or anticipated to be realized by TAI, which is also true of their assessment of each Fund’s management fee rate and other aspects of the proposed renewal of the Agreement.

In advance of the Board meetings held on March 14 and March 27, 2014, legal counsel for the Trustees requested on behalf of the Board, and TAI provided, extensive information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, and a narrative analysis of the performance of each Fund that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s fee rate under the Agreement to the fee rates of any other comparable accounts managed by TAI or its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TAI or its affiliates due to their relationship with the Funds aside from TAI’s direct fee payments pursuant to the Agreement; (5) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, business continuity plans, insurance coverage, compliance programs, any material pending litigation or compliance issues, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by TAI

TIAA-CREF Lifecycle Funds ■ 2014 Annual Report	103

Renewal of investment management agreement (unaudited)

in connection with rendering services to the Funds; (6) information as to any profits earned by TAI in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related service agreements between the Funds and affiliates of TAI; (8) a copy of TAI’s Form ADV registration statement as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement.

In considering whether to renew the Agreement with respect to each Fund, the Board reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services provided or to be provided by TAI to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by TAI and its affiliates from their relationship with the Fund; (4) fees charged by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (7) comparisons of services and fee rates with any contracts entered into by TAI with other clients to whom TAI provides comparable services; and (8) any other benefits derived or anticipated to be derived by TAI or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis in connection with the Board’s general oversight duties with respect to the Funds. In addition, the Board received and considered information from its legal counsel as to certain relevant guidelines that relate to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the Board considered the Agreement with respect to all Funds, the Board received and considered Fund-specific information and made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 27, 2014, the Board voted unanimously to renew the Agreement for each Fund. Set forth below are certain general factors the Board considered for all of the Funds, followed by a summary of certain specific factors the Board considered for each particular Fund.

The nature, extent and quality of services

The Board considered that TAI is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at TAI also manage various accounts of the College Retirement Equities Fund (“CREF”),

104	2014 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

the TIAA-CREF Life Funds, TIAA Separate Account VA-1 and the other series of the Trust. Under the Agreement, TAI is responsible for, among other duties: managing the assets of the Funds (which are funds of funds that invest their assets in the securities of other investment companies managed by TAI, referred to as “underlying funds”), including selecting underlying funds and allocating the Funds’ assets among the underlying funds, conducting research, recommending investments and placing orders to buy and sell securities for the Funds’ investment portfolios; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Funds to the Board on a regular basis; and carrying out, or overseeing the provision of, various administrative services to the Funds. The Board considered that TAI has carried out these responsibilities in a competent and professional manner.

The Board also considered, among other factors, the performance of each of the Funds, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by TAI and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TAI’s oversight of those service providers and the outsourcing of certain services to other firms.

Investment performance

The Board considered the investment performance of each Fund, over the periods indicated in the Fund-by-Fund synopsis below. The Board considered each Fund’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index. The Board also reviewed the performance of each Fund before any reductions for fees or expenses. This analysis considered the impact of NAV rounding and excluded the effects of fair valuation, securities lending and class action litigation on each Fund’s performance as compared to the performance of its benchmark index. In this regard, the Board considered that the performance of the Funds compared favorably to their respective benchmarks (after considering the effect of expenses incurred to operate the Funds and certain other relevant factors) and the Funds ranked in the top two performance quintiles versus their peer groups and universes of mutual funds. (For additional detail regarding each Fund’s performance, see the Fund-by-Fund synopsis below.) Thus, the Board concluded that, under the totality of circumstances, the investment performance of each Fund was within an acceptable range.

Cost and profitability

The Board considered financial and profitability data relating to TAI for the calendar year 2013 with respect to each Fund based upon the cost allocation methodology utilized by TAI and its affiliates in 2013, as well as the new methodology to be utilized in 2014. The Board considered TAI’s profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or

TIAA-CREF Lifecycle Funds ■ 2014 Annual Report	105

Renewal of investment management agreement (unaudited)

indirectly by TAI in connection with the distribution of shares of the Fund. The Board also noted TAI’s waiver of the entire amount of each Fund’s management fees since their inception. The Board also acknowledged certain permanent and temporary waivers of management fees and reimbursements of expenses above specified amounts of TIAA-CREF Funds used as underlying investments for the Funds which would reduce the Funds’ expenses. The Board considered that TAI had not earned profits with respect to the Funds under the Agreement and expected this trend to continue. The Board also considered that TAI may have indirect earnings or losses with respect to the Funds based on the Funds’ investment in affiliated underlying funds also managed by TAI.

During its review of TAI’s profits, the Board noted its ongoing efforts to examine the level of personnel and other resources available to TAI for its portfolio management functions so as to assess whether sufficient resources are being devoted to these functions.

Fees charged by other advisers

The Board considered information regarding fees paid to other advisers for managing similar funds, as analyzed by Lipper. The Board determined that the actual management fee rates charged to a Fund under the Agreement typically were lower than the management fee rates charged by many or most other comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. Additionally, the Board also considered the potential limitations of such comparisons due to the fact that, in many instances, Lipper based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were within an acceptable range in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether TAI has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund. The Board also considered that because TAI operated each Fund at a loss, there was little opportunity to pass economies of scale on to Fund shareholders. Based on all factors considered, the Board concluded that the Funds’ fee schedules were within an acceptable range in light of current economies of scale considerations and current asset levels.

Fee comparison with other TAI clients

The Board considered that TAI and its affiliates provide similar investment management services to other investment companies. The Board considered that TAI and its affiliates provide fund-of-funds management services to the Lifestyle Funds,

106	2014 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

with an annual management fee of 0.10% of average daily net assets, the Lifecycle Index Funds, which also have an annual management fee of 0.10%, with partial, voluntary waivers for some of these funds, and the TIAA-CREF Managed Allocation Fund, for which TAI receives no management fee. TAI also manages other asset allocation products, such as education savings plans (529 plans).

Other benefits

The Board also considered additional benefits to the Funds and to TAI and its affiliates arising from the Agreement. For example, TAI continues to be willing to waive fees and make expense reimbursements to the Funds and to certain of the underlying funds in which they invest. In addition, TAI and its affiliates may benefit from the advisory relationship with the Funds to the extent that this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both TAI and certain Funds managed by TAI or its affiliates may benefit from economies of scale to the extent that these Funds are managed in the same manner and by the same personnel as certain of the CREF Accounts. TAI may also benefit from the Funds’ investment in underlying funds that are also managed by TAI.

Fund-by-fund factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Lipper. The specific management fee, expense and performance factors outlined below are based on the Institutional Class shares of each Fund (unless noted). Because the Institutional Class generally has lower non-management expenses than the Retirement, Premier and Retail Classes of these Funds, the expenses and performance of these other Classes will differ from the expenses and performance shown for the Institutional Class. Comparative Lipper expense and performance rankings are as of March 31, 2013. All other time periods referenced below are ended December 31, 2013. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category.

Statements below regarding “net profit” or “net loss” refer to whether TAI earned a profit or incurred a loss for the services that it rendered to a Fund during 2013 under the Agreement.

Lifecycle Retirement Income Fund

•	The Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least September 30, 2014.

TIAA-CREF Lifecycle Funds ■ 2014 Annual Report	107

Renewal of investment management agreement (unaudited)

•	The Fund’s actual management fees (including the waiver) ranked first out of three within the group of comparable funds selected by Lipper for expense comparison purposes (“Expense Group”) and its total expenses were in the 1st quintile of its Expense Group. The Fund’s actual management fees (including the waiver) and total expenses were in the 1st quintile of the universe of comparable funds identified by Lipper for expense comparison purposes (“Expense Universe”).
•	The Fund was in the 1st, 1st and 2nd quintiles of the group of comparable funds identified by Lipper for performance comparison purposes (“Performance Group”) for the one-, three- and five-year periods, respectively. The Fund was in the 1st quintile of its universe of comparable funds identified by Lipper for performance comparison purposes (“Performance Universe”) for the one-, three- and five-year periods.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any profits that TAI might have earned with respect to the underlying funds (which also are managed by TAI) in which this Fund invests.

Lifecycle 2010 Fund

•	The Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least September 30, 2014.
•	The Fund’s actual management fees (including the waiver) ranked first out of four in its Expense Group and its total expenses were in the 1st quintile of its Expense Group. The Fund’s actual management fees (including the waiver) and total expenses were in the 1st quintile of its Expense Universe.
•	The Fund was in the 1st quintile of its Performance Group for the one-year period. The Fund ranked 1 out of 5 and 3 out of 5 within its Performance Group for the three- and five-year periods, respectively. The Fund was in the 1st, 1st and 2nd quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any profits that TAI might have earned with respect to the underlying funds (which also are managed by TAI) in which this Fund invests.

Lifecycle 2015 Fund

•	The Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least September 30, 2014.
•	The Fund’s actual management fees (including the waiver) ranked first out of four in its Expense Group and its total expenses were in the 1st quintile of its Expense Group. The Fund’s actual management fees (including the waiver) and total expenses were in the 1st quintile of its Expense Universe.
•	The Fund was in the 1st, 1st and 2nd quintiles of its Performance Group and Performance Universe for the one-, three- and five-year periods, respectively.

108	2014 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any profits that TAI might have earned with respect to the underlying funds (which also are managed by TAI) in which this Fund invests.

Lifecycle 2020 Fund

•	The Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least September 30, 2014.
•	The Fund’s actual management fees (including the waiver) ranked first out of four in its Expense Group and its total expenses were in the 1st quintile of its Expense Group. The Fund’s actual management fees (including the waiver) and total expenses were in the 1st quintile of its Expense Universe.
•	The Fund was in the 2nd, 1st and 2nd quintiles of its Performance Group for the one-, three- and five-year periods, respectively. The Fund was in the 1st quintile of its Performance Universe for the one-, three- and five-year periods.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any profits that TAI might have earned with respect to the underlying funds (which also are managed by TAI) in which this Fund invests.

Lifecycle 2025 Fund

•	The Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least September 30, 2014.
•	The Fund’s actual management fees (including the waiver) ranked first out of five in its Expense Group and its total expenses were in the 1st quintile of its Expense Group. The Fund’s actual management fees (including the waiver) and total expenses were in the 1st quintile of its Expense Universe.
•	The Fund was in the 2nd, 1st and 2nd quintiles of its Performance Group for the one-, three- and five-year periods, respectively. The Fund was in the 1st, 1st and 2nd quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any profits that TAI might have earned with respect to the underlying funds (which also are managed by TAI) in which this Fund invests.

Lifecycle 2030 Fund

•	The Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least September 30, 2014.
•	The Fund’s actual management fees (including the waiver) ranked first out of four in its Expense Group and its total expenses were in the 1st quintile of its Expense Group. The Fund’s actual management fees (including the waiver) and total expenses were in the 1st quintile of its Expense Universe.

TIAA-CREF Lifecycle Funds ■ 2014 Annual Report	109

Renewal of investment management agreement (unaudited)

•	The Fund was in the 2nd, 1st and 2nd quintiles of its Performance Group for the one-, three- and five-year periods, respectively. The Fund was in the 1st, 1st and 2nd quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any profits that TAI might have earned with respect to the underlying funds (which also are managed by TAI) in which this Fund invests.

Lifecycle 2035 Fund

•	The Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least September 30, 2014.
•	The Fund’s actual management fees (including the waiver) ranked first out of five in its Expense Group and its total expenses were in the 1st quintile of its Expense Group. The Fund’s actual management fees (including the waiver) and total expenses were in the 1st quintile of its Expense Universe.
•	The Fund was in the 1st quintile of its Performance Group and Performance Universe for the one-, three- and five-year periods.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any profits that TAI might have earned with respect to the underlying funds (which also are managed by TAI) in which this Fund invests.

Lifecycle 2040 Fund

•	The Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least September 30, 2014.
•	The Fund’s actual management fees (including the waiver) ranked first out of four in its Expense Group and its total expenses were in the 1st quintile of its Expense Group. The Fund’s actual management fees (including the waiver) and total expenses were in the 1st quintile of its Expense Universe.
•	The Fund was in the 1st, 1st and 2nd quintiles of its Performance Group for the one-, three- and five-year periods, respectively. The Fund was in the 1st quintile of its Performance Universe for the one-, three- and five-year periods.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any profits that TAI might have earned with respect to the underlying funds (which also are managed by TAI) in which this Fund invests.

Lifecycle 2045 Fund

•	The Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least September 30, 2014.
•	The Fund’s actual management fees (including the waiver) ranked first out of four in its Expense Group and its total expenses were in the 1st quintile of its Expense

110	2014 Annual Report ■ TIAA-CREF Lifecycle Funds

concluded

Group. The Fund’s actual management fees (including the waiver) and total expenses were in the 1st quintile of its Expense Universe.
•	The Fund was in the 1st quintile of its Performance Group and Performance Universe for the one-, three- and five-year periods.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any profits that TAI might have earned with respect to the underlying funds (which also are managed by TAI) in which this Fund invests.

Lifecycle 2050 Fund

•	The Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least September 30, 2014.
•	The Fund’s actual management fees (including the waiver) ranked first out of four in its Expense Group and its total expenses were in the 1st quintile of its Expense Group. The Fund’s actual management fees (including the waiver) and total expenses were in the 1st quintile of its Expense Universe.
•	The Fund was in the 1st, 1st and 2nd quintiles of its Performance Group for the one-, three- and five-year periods, respectively. The Fund was in the 1st quintile of its Performance Universe for the one-, three- and five-year periods.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any profits that TAI might have earned with respect to the underlying funds (which also are managed by TAI) in which this Fund invests.

Lifecycle 2055 Fund

•	The Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least September 30, 2014.
•	The Fund’s actual management fees (including the waiver) ranked first out of three in its Expense Group and its total expenses were in the 1st quintile of its Expense Group. The Fund’s actual management fees (including the waiver) and total expenses were in the 1st quintile of its Expense Universe.
•	The Fund was in the 1st quintile of its Performance Group for the one-year period and ranked first out of three within its Performance Group for the since-inception period. The Fund was in the 1st quintile of its Performance Universe for the one-year and since-inception periods.
•	The Fund is too new to have received an Overall Morningstar Rating.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any profits that TAI might have earned with respect to the underlying funds (which also are managed by TAI) in which this Fund invests.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

TIAA-CREF Lifecycle Funds ■ 2014 Annual Report	111

Important tax information (unaudited)

TIAA-CREF Lifecycle Funds

For the year ended May 31, 2014, the Lifecycle Funds designate the following distribution amounts (or the maximum amount allowable) as being from net long-term capital gains.

Fund	Long-term capital gains
Lifecycle Retirement Income	$2,302,453
Lifecycle 2010	7,787,214
Lifecycle 2015	54,067,325
Lifecycle 2020	67,508,952
Lifecycle 2025	66,828,455
Lifecycle 2030	64,003,293
Lifecycle 2035	68,767,381
Lifecycle 2040	96,808,530
Lifecycle 2045	6,449,207
Lifecycle 2050	3,480,279
Lifecycle 2055	332,657

For the year ended May 31, 2014, the Lifecycle Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualified dividends.

Fund	Percentage
Lifecycle Retirement Income	20.16%
Lifecycle 2010	22.58%
Lifecycle 2015	24.75%
Lifecycle 2020	27.56%
Lifecycle 2025	29.97%
Lifecycle 2030	32.40%
Lifecycle 2035	35.14%
Lifecycle 2040	36.85%
Lifecycle 2045	34.82%
Lifecycle 2050	35.03%
Lifecycle 2055	35.99%

For the year ended May 31, 2014, the Lifecycle Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction.

Fund	Percentage
Lifecycle Retirement Income	11.97%
Lifecycle 2010	13.86%
Lifecycle 2015	14.84%
Lifecycle 2020	16.45%
Lifecycle 2025	17.84%
Lifecycle 2030	19.25%
Lifecycle 2035	20.80%
Lifecycle 2040	21.76%
Lifecycle 2045	20.48%
Lifecycle 2050	20.57%
Lifecycle 2055	21.23%

112	2014 Annual Report ■ TIAA-CREF Lifecycle Funds

concluded

For the year ended May 31, 2014, the Lifecycle Funds received the following amounts of income from their respective underlying funds that was from foreign sources:

Fund	Foreign source income	Foreign source income per share
Lifecycle Retirement Income Fund	$417,381	$0.01807
Lifecycle Fund 2010	1,890,320	0.02370
Lifecycle Fund 2015	3,331,541	0.02563
Lifecycle Fund 2020	5,317,691	0.02953
Lifecycle Fund 2025	5,979,430	0.03364
Lifecycle Fund 2030	6,469,932	0.03752
Lifecycle Fund 2035	7,289,184	0.04200
Lifecycle Fund 2040	10,336,316	0.04547
Lifecycle Fund 2045	2,960,033	0.04079
Lifecycle Fund 2050	1,647,627	0.04058
Lifecycle Fund 2055	212,965	0.04532

For the year ended May 31, 2014, the Lifecycle Funds have elected to pass through the following amounts of foreign taxes paid by their respective underlying funds:

Fund	Foreign taxes paid	Foreign taxes paid per share
Lifecycle Retirement Income Fund	$32,539	$0.00141
Lifecycle Fund 2010	145,685	0.00183
Lifecycle Fund 2015	254,910	0.00196
Lifecycle Fund 2020	403,759	0.00224
Lifecycle Fund 2025	451,281	0.00254
Lifecycle Fund 2030	485,835	0.00282
Lifecycle Fund 2035	545,071	0.00314
Lifecycle Fund 2040	771,484	0.00339
Lifecycle Fund 2045	220,766	0.00304
Lifecycle Fund 2050	122,881	0.00303
Lifecycle Fund 2055	15,888	0.00338

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2014, which will be reported in conjunction with your 2014 Form 1099-DIV.

By early 2015, shareholders should receive their Form 1099-DIV and a tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax advisor.

TIAA-CREF Lifecycle Funds ■ 2014 Annual Report	113

Additional information about index providers (unaudited)

Russell Indexes

The Russell 3000® Index is a trademark/service mark of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The funds are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the funds nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE OR THE RESULTS OF USE OR THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITIES (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

MSCI Indexes

The funds are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Teachers Advisors, Inc. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of this fund or any other person or entity regarding the advisability of investing in funds generally or in this fund particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to this fund or the issuer or owners of this fund or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of this fund or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of this fund to be issued or in the determination or calculation of the equation by or the consideration into which

114	2014 Annual Report ■ TIAA-CREF Lifecycle Funds

concluded

this fund is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of this fund or any other person or entity in connection with the administration, marketing or offering of this fund.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

No purchaser, seller or holder of this security, product or fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

TIAA-CREF Lifecycle Funds ■ 2014 Annual Report	115

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How to reach us

TIAA-CREF website

tiaa-cref.org
24 hours a day, 7 days a week

Automated telephone service

800 842-2252
24 hours a day, 7 days a week

For the hearing- or speech-impaired

800 842-2755
8 a.m. to 10 p.m. (ET), Monday–Friday
9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 842-2252 for the Institutional, Premier and Retirement classes or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products.

©2014 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206.

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Understanding your Lifecycle Index Funds report

This annual report contains information about the investment performance and holdings of the Lifecycle Index Funds, an offering of the TIAA-CREF Funds, and describes the funds’ results for the twelve months ended May 31, 2014. The report contains three main sections:

•	The fund performance section compares each fund’s investment returns with those of its composite benchmark and a broad market index.
•	The portfolios of investments list the TIAA-CREF underlying funds in which each fund had investments as of May 31, 2014.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252. We urge you to read the prospectus carefully before investing.

2	2014 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Information for investors

Portfolio listings

The complete portfolios of investments for the TIAA-CREF Lifecycle Index Funds begin on page 34 of this report. You can also obtain lists of the holdings of the Lifecycle Index Funds and of the underlying funds in which the Lifecycle Index Funds invest (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or
•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can obtain a complete list of the Lifecycle Index Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of May 31 or November 30; Form N-Q filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

A description of our proxy voting policies and procedures for the underlying funds of the Lifecycle Index Funds can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You may also call us at 800 842-2252 to request a free copy. A report of how the Lifecycle Index Funds’ underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

Fund management

The Lifecycle Index Funds are managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the funds.

TIAA-CREF Lifecycle Index Funds ■ 2014 Annual Report	3

About the funds’ composite benchmarks

Each Lifecycle Index fund uses a composite benchmark that represents the general market sectors in which that fund invests. These may include U.S. equity (stocks), international equity (foreign stocks), fixed income and inflation-protected assets. A fund’s composite benchmark combines the following public indexes in proportions that reflect the fund’s target market sector allocations:

•	The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
•	The MSCI EAFE+EM Index (international equity) measures the performance of the leading stocks in 21 developed market countries outside North America—in Europe, Australasia and the Far East—and in 21 emerging market countries in Europe, Asia, Africa, Latin America and the Middle East.
•	The Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.
•	The Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (inflation-protected assets) measures the performance of fixed-income securities with fixed-rate coupon payments that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

Russell 3000 is a trademark and service mark of Russell Investments. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

4	2014 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

On pages 6 through 9, you will find expense examples for each share class of the funds. These expense examples are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs or the costs incurred by the funds for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your costs of investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (December 1, 2013–May 31, 2014).

Actual expenses

The first line of the two lines listed for each fund in the tables uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. All of the funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each fund’s entry shows a hypothetical account value and hypothetical expenses based on the share class’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Lifecycle Index Funds ■ 2014 Annual Report	5

Important information about expenses

Expense examples

Six months ended May 31, 2014

Lifecycle Index Funds	Beginning account value	Ending account value	Expenses paid during period	*	Effective expenses paid during period	†
Institutional Class	(12/1/13)	(5/31/14)	(12/1/13–5/31/14)		(12/1/13–5/31/14)

Retirement Income Fund actual return	$1,000.00	$1,046.30	$0.20		$0.77
5% annual hypothetical return	1,000.00	1,024.73	0.20		0.76

2010 Fund actual return	$1,000.00	$1,047.86	$0.26		$0.82
5% annual hypothetical return	1,000.00	1,024.68	0.25		0.81

2015 Fund actual return	$1,000.00	$1,049.52	$0.31		$0.82
5% annual hypothetical return	1,000.00	1,024.63	0.30		0.81

2020 Fund actual return	$1,000.00	$1,051.58	$0.31		$0.77
5% annual hypothetical return	1,000.00	1,024.63	0.30		0.76

2025 Fund actual return	$1,000.00	$1,054.60	$0.36		$0.77
5% annual hypothetical return	1,000.00	1,024.58	0.35		0.76

2030 Fund actual return	$1,000.00	$1,056.97	$0.41		$0.82
5% annual hypothetical return	1,000.00	1,024.53	0.40		0.81

2035 Fund actual return	$1,000.00	$1,059.09	$0.41		$0.77
5% annual hypothetical return	1,000.00	1,024.53	0.40		0.76

2040 Fund actual return	$1,000.00	$1,060.90	$0.41		$0.77
5% annual hypothetical return	1,000.00	1,024.53	0.40		0.76

2045 Fund actual return	$1,000.00	$1,060.17	$0.41		$0.77
5% annual hypothetical return	1,000.00	1,024.53	0.40		0.76

2050 Fund actual return	$1,000.00	$1,060.22	$0.41		$0.77
5% annual hypothetical return	1,000.00	1,024.53	0.40		0.76

2055 Fund actual return	$1,000.00	$1,060.65	$0.41		$0.77
5% annual hypothetical return	1,000.00	1,024.53	0.40		0.76

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2014. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.04% for the Retirement Income Fund; 0.05% for the 2010 Fund; 0.06% for the 2015 and 2020 Funds; 0.07% for the 2025 Fund; and 0.08% for the 2030, 2035, 2040, 2045, 2050 and 2055 Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its

6	2014 Annual Report ■ TIAA-CREF Lifecycle Index Funds

continued

underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized, weighted average expense ratio was 0.15% for the Retirement Income, 2020, 2025, 2035, 2040, 2045, 2050 and 2055 Funds; and 0.16% for the 2010, 2015 and 2030 Funds.

Expense examples

Six months ended May 31, 2014

Lifecycle Index Funds	Beginning account value	Ending account value	Expenses paid during period	*	Effective expenses paid during period	†
Premier Class	(12/1/13)	(5/31/14)	(12/1/13–5/31/14)		(12/1/13–5/31/14)

Retirement Income Fund actual return	$1,000.00	$1,044.72	$0.97		$1.53
5% annual hypothetical return	1,000.00	1,023.98	0.96		1.51

2010 Fund actual return	$1,000.00	$1,046.85	$1.02		$1.58
5% annual hypothetical return	1,000.00	1,023.93	1.01		1.56

2015 Fund actual return	$1,000.00	$1,048.76	$1.07		$1.58
5% annual hypothetical return	1,000.00	1,023.88	1.06		1.56

2020 Fund actual return	$1,000.00	$1,050.96	$1.07		$1.53
5% annual hypothetical return	1,000.00	1,023.88	1.06		1.51

2025 Fund actual return	$1,000.00	$1,053.07	$1.13		$1.54
5% annual hypothetical return	1,000.00	1,023.83	1.11		1.51

2030 Fund actual return	$1,000.00	$1,055.72	$1.18		$1.59
5% annual hypothetical return	1,000.00	1,023.78	1.16		1.56

2035 Fund actual return	$1,000.00	$1,057.87	$1.18		$1.54
5% annual hypothetical return	1,000.00	1,023.78	1.16		1.51

2040 Fund actual return	$1,000.00	$1,059.67	$1.18		$1.54
5% annual hypothetical return	1,000.00	1,023.78	1.16		1.51

2045 Fund actual return	$1,000.00	$1,059.03	$1.18		$1.54
5% annual hypothetical return	1,000.00	1,023.78	1.16		1.51

2050 Fund actual return	$1,000.00	$1,059.82	$1.18		$1.54
5% annual hypothetical return	1,000.00	1,023.78	1.16		1.51

2055 Fund actual return	$1,000.00	$1,059.55	$1.18		$1.54
5% annual hypothetical return	1,000.00	1,023.78	1.16		1.51

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2014. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.19% for the Retirement Income Fund;

TIAA-CREF Lifecycle Index Funds ■ 2014 Annual Report	7

Important information about expenses

0.20% for the 2010 Fund; 0.21% for the 2015 and 2020 Funds; 0.22% for the 2025 Fund; and 0.23% for the 2030, 2035, 2040, 2045, 2050 and 2055 Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized, weighted average expense ratio was 0.30% for the Retirement Income, 2020, 2025, 2035, 2040, 2045, 2050 and 2055 Funds; and 0.31% for the 2010, 2015 and 2030 Funds.

Expense examples

Six months ended May 31, 2014

Lifecycle Index Funds	Beginning account value	Ending account value	Expenses paid during period	*	Effective expenses paid during period	†
Retirement Class	(12/1/13)	(5/31/14)	(12/1/13–5/31/14)		(12/1/13–5/31/14)

Retirement Income Fund actual return	$1,000.00	$1,044.32	$1.48		$2.04
5% annual hypothetical return	1,000.00	1,023.49	1.46		2.02

2010 Fund actual return	$1,000.00	$1,046.83	$1.53		$2.09
5% annual hypothetical return	1,000.00	1,023.44	1.51		2.07

2015 Fund actual return	$1,000.00	$1,048.43	$1.58		$2.09
5% annual hypothetical return	1,000.00	1,023.39	1.56		2.07

2020 Fund actual return	$1,000.00	$1,050.57	$1.58		$2.04
5% annual hypothetical return	1,000.00	1,023.39	1.56		2.02

2025 Fund actual return	$1,000.00	$1,052.66	$1.64		$2.05
5% annual hypothetical return	1,000.00	1,023.34	1.61		2.02

2030 Fund actual return	$1,000.00	$1,054.48	$1.69		$2.10
5% annual hypothetical return	1,000.00	1,023.29	1.66		2.07

2035 Fund actual return	$1,000.00	$1,057.35	$1.69		$2.05
5% annual hypothetical return	1,000.00	1,023.29	1.66		2.02

2040 Fund actual return	$1,000.00	$1,059.13	$1.69		$2.05
5% annual hypothetical return	1,000.00	1,023.29	1.66		2.02

2045 Fund actual return	$1,000.00	$1,058.53	$1.69		$2.05
5% annual hypothetical return	1,000.00	1,023.29	1.66		2.02

2050 Fund actual return	$1,000.00	$1,059.29	$1.69		$2.05
5% annual hypothetical return	1,000.00	1,023.29	1.66		2.02

2055 Fund actual return	$1,000.00	$1,058.62	$1.69		$2.05
5% annual hypothetical return	1,000.00	1,023.29	1.66		2.02

8	2014 Annual Report ■ TIAA-CREF Lifecycle Index Funds

concluded

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2014. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.29% for the Retirement Income Fund; 0.30% for the 2010 Fund; 0.31% for the 2015 and 2020 Funds; 0.32% for the 2025 Fund; and 0.33% for the 2030, 2035, 2040, 2045, 2050 and 2055 Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized, weighted average expense ratio was 0.40% for the Retirement Income, 2020, 2025, 2035, 2040, 2045, 2050 and 2055 Funds; and 0.41% for the 2010, 2015 and 2030 Funds.

TIAA-CREF Lifecycle Index Funds ■ 2014 Annual Report	9

Investment results of the Lifecycle Index Funds

Performance for the twelve months ended May 31, 2014

All eleven TIAA-CREF Lifecycle Index Funds posted gains for the twelve-month reporting period, performing within close range of their respective composite benchmarks. Returns for the Retirement Class ranged from 8.53% for the Retirement Income Fund to 17.12% for the 2050 and 2055 funds. The tables on the following pages show returns for all share classes of the funds.

While lower, the funds’ returns were similar to those of their composite benchmarks, which measure market performance without deducting any fees or expenses. The difference between the returns of the eleven individual funds and those of their respective composite benchmarks ranged from 0.24 of a percentage point for the Lifecycle Index 2020 Fund to 0.34 of a percentage point for the Lifecycle Index 2015 Fund. (All fund results are for the Retirement Class.)

Markets fluctuate but many end higher

Despite mixed economic signals in many parts of the world, most markets rose for the twelve months. The period began with U.S. stock and bond markets faltering in June 2013, triggered by concerns that the Federal Reserve (“Fed”) might start unwinding its quantitative easing sooner than anticipated. Equities rose in the final several months of 2013 as those concerns about easing subsided and economic reports signaled a pickup in the U.S. economy. During that time, European stocks, boosted by a more accommodative monetary policy from the European Central Bank, fueled gains in developed markets overseas.

In January, the Fed began scaling back its monthly purchases of government bonds, which were designed to keep long-term interest rates low. U.S. stocks fell sharply for the month following weaker-than-expected economic data. First-quarter gross domestic product, the output of goods and services in the United States, declined partially as a result of the harsh winter. Worries about slowing growth in emerging nations put downward pressure on equity markets.

As 2014 progressed, some areas of the U.S. economy improved, the Fed reaffirmed its low interest rate policy, many corporate earnings reports exceeded expectations, and stocks regained their footing. By period-end, unemployment had dropped to 6.3%. Outside the U.S., equities rose in anticipation of interest rate cuts.

For the period, the Russell 3000® Index, a broad measure of the U.S. stock market, rose 20.57%. The MSCI EAFE (Europe, Australasia, Far East)+EM (Emerging Markets) Index (ex USA), which measures stock performance in 21 developed market nations outside North America and in 21 emerging

10	2014 Annual Report ■ TIAA-CREF Lifecycle Index Funds

market nations, climbed 14.70% and 11.51% in terms of U.S. dollars and local currencies, respectively. Although emerging markets lagged for the twelve months, many posted significant gains in the last several months of the period.

The prospect of rising interest rates limited U.S. investment-grade bond returns. The broad domestic bond market, as measured by the Barclays U.S. Aggregate Bond Index, rose 2.71% for the period. The Barclays U.S. Treasury Inflation Protected Securities Index (Series-L) returned just 0.40% for the twelve-month period but gained 5.51% for the first five months of 2014.

Stock market rallies drive fund performance

Nine of the eleven Lifecycle Index Funds posted double-digit gains for the twelve months fueled by gains in many equity markets.

The Lifecycle Index Funds may invest in up to four sectors of the investment markets: U.S. equity (stocks), international equity (foreign stocks), fixed income and inflation-protected assets. The Lifecycle Index Funds do this by investing in various underlying funds that are managed to track individual benchmark indexes. Those underlying funds may include the TIAA-CREF Equity Index Fund, the International Equity Index Fund, the Emerging Markets Equity Index Fund, the Bond Index Fund and the Inflation-Linked Bond Fund.

For the twelve months, the absolute returns of the funds—that is, without regard to the performance of their respective composite benchmarks—were driven by gains in the U.S. and international equity sectors. Conversely, absolute returns were constrained by weaker performance from the emerging market equity, inflation-protected assets and fixed-income sectors.

International equity contributes to relative performance

Detracting most from relative performance were the Equity Index and Bond Index funds. These negative effects were partially offset by the performance of the International Equity Index and the Emerging Markets Equity Index funds.

Lifecycle Index Funds with larger allocations to stocks posted higher returns. For example, the 2040, 2045, 2050 and 2055 funds, each with approximately 90% of their assets invested in equities as of period-end, advanced 17.09% or higher. By comparison, the Retirement Income Fund, with approximately 60% of its portfolio invested in fixed income and 40% in equity funds at period-end, earned 8.53%. (Returns of the Lifecycle Index Funds’ underlying funds can be found at www.tiaa-cref.org/performance.)

TIAA-CREF Lifecycle Index Funds ■ 2014 Annual Report	11

Lifecycle Index Retirement Income Fund

Performance as of May 31, 2014

		Total return	Average annual total return

Lifecycle Index Retirement Income Fund	Inception date	1 year	since inception

Institutional Class	9/30/2009	8.87%	8.32%
Premier Class	9/30/2009	8.63	8.15
Retirement Class	9/30/2009	8.53	8.05

Lifecycle Index Retirement
Income Fund Composite Index*	—	8.86	8.52	†

Broad market index
Barclays U.S. Aggregate Bond Index	—	2.71	4.37	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on May 31, 2014, the Lifecycle Index Retirement Income Fund Composite Index consisted of: 50.0% Barclays U.S. Aggregate Bond Index; 28.0% Russell 3000® Index; 12.0% MSCI EAFE+EM Index; and 10.0% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

12	2014 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index Retirement Income Fund

$10,000 invested at fund’s inception

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/14	Target allocation for 6/30/14

Equity
U.S. equity	28.6%	28.0%
International equity	12.3	12.0
Fixed income
Fixed income	50.7	50.0
Inflation-protected assets	10.2	10.0

Other assets & liabilities, net	-1.8	—

Total	100.0	100.0

Target allocation

For June 30, 2014

TIAA-CREF Lifecycle Index Funds ■ 2014 Annual Report	13

Lifecycle Index 2010 Fund

Performance as of May 31, 2014

		Total return	Average annual total return

Lifecycle Index 2010 Fund	Inception date	1 year	since inception

Institutional Class	9/30/2009	10.02%	9.05%
Premier Class	9/30/2009	9.85	8.88
Retirement Class	9/30/2009	9.70	8.77

Lifecycle Index 2010 Fund
Composite Index*	—	10.03	9.23	†

Broad market index
Barclays U.S. Aggregate Bond Index	—	2.71	4.37	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on May 31, 2014, the Lifecycle Index 2010 Fund Composite Index consisted of: 46.4% Barclays U.S. Aggregate Bond Index; 32.2% Russell 3000® Index; 13.8% MSCI EAFE+EM Index; and 7.6% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

14	2014 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2010 Fund

$10,000 invested at fund’s inception

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/14	Target allocation for 6/30/14

Equity
U.S. equity	32.3%	32.2%
International equity	13.8	13.8
Fixed income
Fixed income	46.1	46.4
Inflation-protected assets	7.5	7.6

Other assets & liabilities, net	0.3	—

Total	100.0	100.0

Target allocation

For June 30, 2014

TIAA-CREF Lifecycle Index Funds ■ 2014 Annual Report	15

Lifecycle Index 2015 Fund

Performance as of May 31, 2014

		Total return	Average annual total return

Lifecycle Index 2015 Fund	Inception date	1 year	since inception

Institutional Class	9/30/2009	10.97%	9.64%
Premier Class	9/30/2009	10.92	9.48
Retirement Class	9/30/2009	10.73	9.37

Lifecycle Index 2015 Fund
Composite Index*	—	11.07	9.84	†

Broad market index
Russell 3000® Index	—	20.57	16.38	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on May 31, 2014, the Lifecycle Index 2015 Fund Composite Index consisted of: 42.7% Barclays U.S. Aggregate Bond Index; 36.2% Russell 3000 Index; 15.5% MSCI EAFE+EM Index; and 5.6% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

16	2014 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2015 Fund

$10,000 invested at fund’s inception

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/14	Target allocation for 6/30/14

Equity
U.S. equity	36.4%	36.1%
International equity	15.5	15.5
Fixed income
Fixed income	42.4	42.8
Inflation-protected assets	5.5	5.6

Other assets & liabilities, net	0.2	—

Total	100.0	100.0

Target allocation

For June 30, 2014

TIAA-CREF Lifecycle Index Funds ■ 2014 Annual Report	17

Lifecycle Index 2020 Fund

Performance as of May 31, 2014

		Total return	Average annual total return

Lifecycle Index 2020 Fund	Inception date	1 year	since inception

Institutional Class	9/30/2009	12.42%	10.38%
Premier Class	9/30/2009	12.30	10.21
Retirement Class	9/30/2009	12.19	10.12

Lifecycle Index 2020 Fund
Composite Index*	—	12.43	10.57	†

Broad market index
Russell 3000® Index	—	20.57	16.38	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on May 31, 2014, the Lifecycle Index 2020 Fund Composite Index consisted of: 41.8% Russell 3000 Index; 36.7% Barclays U.S. Aggregate Bond Index; 17.9% MSCI EAFE+EM Index; and 3.6% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

18	2014 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2020 Fund

$10,000 invested at fund’s inception

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/14	Target allocation for 6/30/14

Equity
U.S. equity	41.9%	41.7%
International equity	17.9	17.9
Fixed income
Fixed income	36.4	36.8
Inflation-protected assets	3.6	3.6

Other assets & liabilities, net	0.2	—

Total	100.0	100.0

Target allocation

For June 30, 2014

TIAA-CREF Lifecycle Index Funds ■ 2014 Annual Report	19

Lifecycle Index 2025 Fund

Performance as of May 31, 2014

		Total return	Average annual total return
Lifecycle Index 2025 Fund	Inception date	1 year	since inception

Institutional Class	9/30/2009	13.85%	11.14%
Premier Class	9/30/2009	13.63	10.97
Retirement Class	9/30/2009	13.53	10.86

Lifecycle Index 2025 Fund
Composite Index*	—	13.81	11.30	†

Broad market index
Russell 3000® Index	—	20.57	16.38	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on May 31, 2014, the Lifecycle Index 2025 Fund Composite Index consisted of: 47.4% Russell 3000 Index; 30.7% Barclays U.S. Aggregate Bond Index; 20.3% MSCI EAFE+EM Index; and 1.6% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

20	2014 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2025 Fund

$10,000 invested at fund’s inception

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/14	Target allocation for 6/30/14

Equity
U.S. equity	47.5%	47.3%
International equity	20.3	20.3
Fixed income
Fixed income	30.4	30.8
Inflation-protected assets	1.5	1.6

Other assets & liabilities, net	0.3	—

Total	100.0	100.0

Target allocation

For June 30, 2014

TIAA-CREF Lifecycle Index Funds ■ 2014 Annual Report	21

Lifecycle Index 2030 Fund

Performance as of May 31, 2014

		Total return	Average annual total return
Lifecycle Index 2030 Fund	Inception date	1 year	since inception

Institutional Class	9/30/2009	15.24%	11.89%
Premier Class	9/30/2009	14.98	11.71
Retirement Class	9/30/2009	14.87	11.59

Lifecycle Index 2030 Fund
Composite Index*	—	15.16	12.04	†

Broad market index
Russell 3000® Index	—	20.57	16.38	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on May 31, 2014, the Lifecycle Index 2030 Fund Composite Index consisted of: 53.0% Russell 3000 Index; 24.3% Barclays U.S. Aggregate Bond Index; and 22.7% MSCI EAFE+EM Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

22	2014 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2030 Fund

$10,000 invested at fund’s inception

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/14	Target allocation for 6/30/14

Equity
U.S. equity	53.0%	52.9%
International equity	22.6	22.7
Fixed income	24.0	24.4

Other assets & liabilities, net	0.4	—

Total	100.0	100.0

Target allocation

For June 30, 2014

TIAA-CREF Lifecycle Index Funds ■ 2014 Annual Report	23

Lifecycle Index 2035 Fund

Performance as of May 31, 2014

		Total return	Average annual total return

Lifecycle Index 2035 Fund	Inception date	1 year	since inception

Institutional Class	9/30/2009	16.51%	12.59%
Premier Class	9/30/2009	16.34	12.41
Retirement Class	9/30/2009	16.23	12.30

Lifecycle Index 2035 Fund
Composite Index*	—	16.50	12.75	†

Broad market index
Russell 3000® Index	—	20.57	16.38	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on May 31, 2014, the Lifecycle Index 2035 Fund Composite Index consisted of: 58.6% Russell 3000 Index; 25.1% MSCI EAFE+EM Index; and 16.3% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

24	2014 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2035 Fund

$10,000 invested at fund’s inception

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/14	Target allocation for 6/30/14

Equity
U.S. equity	58.6%	58.5%
International equity	25.1	25.1
Fixed income	16.1	16.4

Other assets & liabilities, net	0.2	—

Total	100.0	100.0

Target allocation

For June 30, 2014

TIAA-CREF Lifecycle Index Funds ■ 2014 Annual Report	25

Lifecycle Index 2040 Fund

Performance as of May 31, 2014

		Total return	Average annual total return

Lifecycle Index 2040 Fund	Inception date	1 year	since inception

Institutional Class	9/30/2009	17.45%	12.94%
Premier Class	9/30/2009	17.28	12.77
Retirement Class	9/30/2009	17.09	12.66

Lifecycle Index 2040 Fund
Composite Index*	—	17.38	13.11	†

Broad market index
Russell 3000® Index	—	20.57	16.38	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on May 31, 2014, the Lifecycle Index 2040 Fund Composite Index consisted of: 63.0% Russell 3000 Index; 27.0% MSCI EAFE+EM Index; and 10.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

26	2014 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2040 Fund

$10,000 invested at fund’s inception

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/14	Target allocation for 6/30/14

Equity
U.S. equity	62.9%	63.0%
International equity	26.9	27.0
Fixed income	10.0	10.0

Other assets & liabilities, net	0.2	—

Total	100.0	100.0

Target allocation

For June 30, 2014

TIAA-CREF Lifecycle Index Funds ■ 2014 Annual Report	27

Lifecycle Index 2045 Fund

Performance as of May 31, 2014

		Total return	Average annual total return
Lifecycle Index 2045 Fund	Inception date	1 year	since inception

Institutional Class	9/30/2009	17.37%	12.93%
Premier Class	9/30/2009	17.21	12.76
Retirement Class	9/30/2009	17.10	12.65

Lifecycle Index 2045 Fund
Composite Index*	—	17.38	13.11	†

Broad market index
Russell 3000® Index	—	20.57	16.38	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on May 31, 2014, the Lifecycle Index 2045 Fund Composite Index consisted of: 63.0% Russell 3000 Index; 27.0% MSCI EAFE+EM Index; and 10.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

28	2014 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2045 Fund

$10,000 invested at fund’s inception

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/14	Target allocation for 6/30/14

Equity
U.S. equity	62.8%	63.0%
International equity	26.8	27.0
Fixed income	10.0	10.0

Other assets & liabilities, net	0.4	—

Total	100.0	100.0

Target allocation

For June 30, 2014

TIAA-CREF Lifecycle Index Funds ■ 2014 Annual Report	29

Lifecycle Index 2050 Fund

Performance as of May 31, 2014

		Total return	Average annual total return

Lifecycle Index 2050 Fund	Inception date	1 year	since inception

Institutional Class	9/30/2009	17.38%	12.94%
Premier Class	9/30/2009	17.23	12.77
Retirement Class	9/30/2009	17.12	12.66

Lifecycle Index 2050 Fund
Composite Index*	—	17.38	13.11	†

Broad market index
Russell 3000® Index	—	20.57	16.38	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on May 31, 2014, the Lifecycle Index 2050 Fund Composite Index consisted of: 63.0% Russell 3000 Index; 27.0% MSCI EAFE+EM Index; and 10.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

30	2014 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2050 Fund

$10,000 invested at fund’s inception

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/14	Target allocation for 6/30/14

Equity
U.S. equity	62.8%	63.0%
International equity	26.8	27.0
Fixed income	10.0	10.0

Other assets & liabilities, net	0.4	—

Total	100.0	100.0

Target allocation

For June 30, 2014

TIAA-CREF Lifecycle Index Funds ■ 2014 Annual Report	31

Lifecycle Index 2055 Fund

Performance as of May 31, 2014

		Total return	Average annual total return

Lifecycle Index 2055 Fund	Inception date	1 year	since inception

Institutional Class	4/29/2011	17.42%	10.60%
Premier Class	4/29/2011	17.21	10.43
Retirement Class	4/29/2011	17.12	10.30

Lifecycle Index 2055 Fund
Composite Index*	—	17.38	10.72	†

Broad market index
Russell 3000® Index	—	20.57	13.93	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on May 31, 2014, the Lifecycle Index 2055 Fund Composite Index consisted of: 63.0% Russell 3000 Index; 27.0% MSCI EAFE+EM Index; and 10.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

32	2014 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2055 Fund

$10,000 invested at fund’s inception

Retirement Class (inception April 29, 2011)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/14	Target allocation for 6/30/14

Equity
U.S. equity	62.9%	63.0%
International equity	26.9	27.0
Fixed income	10.0	10.0

Other assets & liabilities, net	0.2	—

Total	100.0	100.0

Target allocation

For June 30, 2014

TIAA-CREF Lifecycle Index Funds ■ 2014 Annual Report	33

Portfolio of investments

Lifecycle Index Retirement Income Fund  ■  May 31, 2014

Shares	Security		Value	% of net assets

TIAA-CREF FUNDS — 101.8% (a)

FIXED INCOME — 50.7%
1,596,158	TIAA-CREF Bond Index Fund		$17,318,318	50.7%
	TOTAL FIXED INCOME		17,318,318	50.7
INFLATION-PROTECTED ASSETS — 10.2%
295,677	TIAA-CREF Inflation-Linked Bond Fund		3,486,035	10.2
	TOTAL INFLATION-PROTECTED ASSETS		3,486,035	10.2
INTERNATIONAL EQUITY — 12.3%
88,195	TIAA-CREF Emerging Markets Equity Index Fund		941,921	2.8
162,119	TIAA-CREF International Equity Index Fund		3,237,507	9.5
	TOTAL INTERNATIONAL EQUITY		4,179,428	12.3
U.S. EQUITY — 28.6%
663,695	TIAA-CREF Equity Index Fund		9,776,225	28.6
	TOTAL U.S. EQUITY		9,776,225	28.6
	TOTAL TIAA-CREF FUNDS	(Cost $30,262,043)	34,760,006	101.8

	TOTAL PORTFOLIO	(Cost $30,262,043)	34,760,006	101.8
	OTHER ASSETS & LIABILITIES, NET		(607,378)	(1.8)
	NET ASSETS		$34,152,628	100.0%

Lifecycle Index 2010 Fund  ■  May 31, 2014

Shares	Security		Value	% of net assets

TIAA-CREF FUNDS — 99.7% (a)

FIXED INCOME — 46.1%
6,745,372	TIAA-CREF Bond Index Fund		$73,187,291	46.1%
	TOTAL FIXED INCOME		73,187,291	46.1
INFLATION-PROTECTED ASSETS — 7.5%
1,013,743	TIAA-CREF Inflation-Linked Bond Fund		11,952,031	7.5
	TOTAL INFLATION-PROTECTED ASSETS		11,952,031	7.5
INTERNATIONAL EQUITY — 13.8%
463,270	TIAA-CREF Emerging Markets Equity Index Fund		4,947,728	3.1
851,589	TIAA-CREF International Equity Index Fund		17,006,236	10.7
	TOTAL INTERNATIONAL EQUITY		21,953,964	13.8
U.S. EQUITY — 32.3%
3,486,297	TIAA-CREF Equity Index Fund		51,353,161	32.3
	TOTAL U.S. EQUITY		51,353,161	32.3
	TOTAL TIAA-CREF FUNDS	(Cost $134,147,587)	158,446,447	99.7

	TOTAL PORTFOLIO	(Cost $134,147,587)	158,446,447	99.7
	OTHER ASSETS & LIABILITIES, NET		454,543	0.3
	NET ASSETS		$158,900,990	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

34	2014 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments

Lifecycle Index 2015 Fund  ■  May 31, 2014

Shares	Security		Value	% of net assets

TIAA-CREF FUNDS — 99.8% (a)

FIXED INCOME — 42.4%
11,101,051	TIAA-CREF Bond Index Fund		$120,446,402	42.4%
	TOTAL FIXED INCOME		120,446,402	42.4
INFLATION-PROTECTED ASSETS — 5.5%
1,333,731	TIAA-CREF Inflation-Linked Bond Fund		15,724,686	5.5
	TOTAL INFLATION-PROTECTED ASSETS		15,724,686	5.5
INTERNATIONAL EQUITY — 15.5%
930,870	TIAA-CREF Emerging Markets Equity Index Fund		9,941,695	3.5
1,714,251	TIAA-CREF International Equity Index Fund		34,233,588	12.0
	TOTAL INTERNATIONAL EQUITY		44,175,283	15.5
U.S. EQUITY — 36.4%
7,015,428	TIAA-CREF Equity Index Fund		103,337,257	36.4
	TOTAL U.S. EQUITY		103,337,257	36.4
	TOTAL TIAA-CREF FUNDS	(Cost $237,674,928)	283,683,628	99.8

	TOTAL PORTFOLIO	(Cost $237,674,928)	283,683,628	99.8
	OTHER ASSETS & LIABILITIES, NET		666,013	0.2
	NET ASSETS		$284,349,641	100.0%

Lifecycle Index 2020 Fund  ■  May 31, 2014

Shares	Security		Value	% of net assets

TIAA-CREF FUNDS — 99.8% (a)

FIXED INCOME — 36.4%
13,898,839	TIAA-CREF Bond Index Fund		$150,802,408	36.4%
	TOTAL FIXED INCOME		150,802,408	36.4
INFLATION-PROTECTED ASSETS — 3.6%
1,239,535	TIAA-CREF Inflation-Linked Bond Fund		14,614,119	3.6
	TOTAL INFLATION-PROTECTED ASSETS		14,614,119	3.6
INTERNATIONAL EQUITY — 17.9%
1,563,699	TIAA-CREF Emerging Markets Equity Index Fund		16,700,305	4.0
2,879,853	TIAA-CREF International Equity Index Fund		57,510,673	13.9
	TOTAL INTERNATIONAL EQUITY		74,210,978	17.9
U.S. EQUITY — 41.9%
11,785,407	TIAA-CREF Equity Index Fund		173,599,042	41.9
	TOTAL U.S. EQUITY		173,599,042	41.9
	TOTAL TIAA-CREF FUNDS	(Cost $343,857,700)	413,226,547	99.8

	TOTAL PORTFOLIO	(Cost $343,857,700)	413,226,547	99.8
	OTHER ASSETS & LIABILITIES, NET		829,609	0.2
	NET ASSETS		$414,056,156	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2014 Annual Report	35

Portfolio of investments

Lifecycle Index 2025 Fund  ■  May 31, 2014

Shares	Security		Value	% of net assets

TIAA-CREF FUNDS — 99.7% (a)

FIXED INCOME — 30.4%
11,738,510	TIAA-CREF Bond Index Fund		$127,362,829	30.4%
	TOTAL FIXED INCOME		127,362,829	30.4
INFLATION-PROTECTED ASSETS — 1.5%
542,538	TIAA-CREF Inflation-Linked Bond Fund		6,396,525	1.5
	TOTAL INFLATION-PROTECTED ASSETS		6,396,525	1.5
INTERNATIONAL EQUITY — 20.3%
1,790,287	TIAA-CREF Emerging Markets Equity Index Fund		19,120,269	4.6
3,295,032	TIAA-CREF International Equity Index Fund		65,801,795	15.7
	TOTAL INTERNATIONAL EQUITY		84,922,064	20.3
U.S. EQUITY — 47.5%
13,483,516	TIAA-CREF Equity Index Fund		198,612,185	47.5
	TOTAL U.S. EQUITY		198,612,185	47.5
	TOTAL TIAA-CREF FUNDS	(Cost $341,935,862)	417,293,603	99.7

	TOTAL PORTFOLIO	(Cost $341,935,862)	417,293,603	99.7
	OTHER ASSETS & LIABILITIES, NET		1,091,032	0.3
	NET ASSETS		$418,384,635	100.0%

Lifecycle Index 2030 Fund  ■  May 31, 2014

Shares	Security		Value	% of net assets

TIAA-CREF FUNDS — 99.6% (a)

FIXED INCOME — 24.0%
9,570,481	TIAA-CREF Bond Index Fund		$103,839,723	24.0%
	TOTAL FIXED INCOME		103,839,723	24.0
INTERNATIONAL EQUITY — 22.6%
2,063,746	TIAA-CREF Emerging Markets Equity Index Fund		22,040,806	5.1
3,802,551	TIAA-CREF International Equity Index Fund		75,936,947	17.5
	TOTAL INTERNATIONAL EQUITY		97,977,753	22.6
U.S. EQUITY — 53.0%
15,560,313	TIAA-CREF Equity Index Fund		229,203,411	53.0
	TOTAL U.S. EQUITY		229,203,411	53.0
	TOTAL TIAA-CREF FUNDS	(Cost $344,447,627)	431,020,887	99.6

	TOTAL PORTFOLIO	(Cost $344,447,627)	431,020,887	99.6
	OTHER ASSETS & LIABILITIES, NET		1,532,615	0.4
	NET ASSETS		$432,553,502	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

36	2014 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments

Lifecycle Index 2035 Fund  ■  May 31, 2014

Shares	Security		Value	% of net assets

TIAA-CREF FUNDS — 99.8% (a)

FIXED INCOME — 16.1%
6,256,045	TIAA-CREF Bond Index Fund		$67,878,093	16.1%
	TOTAL FIXED INCOME		67,878,093	16.1
INTERNATIONAL EQUITY — 25.1%
2,226,405	TIAA-CREF Emerging Markets Equity Index Fund		23,778,004	5.7
4,097,809	TIAA-CREF International Equity Index Fund		81,833,250	19.4
	TOTAL INTERNATIONAL EQUITY		105,611,254	25.1
U.S. EQUITY — 58.6%
16,779,728	TIAA-CREF Equity Index Fund		247,165,387	58.6
	TOTAL U.S. EQUITY		247,165,387	58.6
	TOTAL TIAA-CREF FUNDS	(Cost $329,509,452)	420,654,734	99.8

	TOTAL PORTFOLIO	(Cost $329,509,452)	420,654,734	99.8
	OTHER ASSETS & LIABILITIES, NET		1,025,122	0.2
	NET ASSETS		$421,679,856	100.0%

Lifecycle Index 2040 Fund  ■  May 31, 2014

Shares	Security		Value	% of net assets

TIAA-CREF FUNDS — 99.8% (a)

FIXED INCOME — 10.0%
4,602,722	TIAA-CREF Bond Index Fund		$49,939,539	10.0%
	TOTAL FIXED INCOME		49,939,539	10.0
INTERNATIONAL EQUITY — 26.9%
2,835,950	TIAA-CREF Emerging Markets Equity Index Fund		30,287,947	6.1
5,219,680	TIAA-CREF International Equity Index Fund		104,237,016	20.8
	TOTAL INTERNATIONAL EQUITY		134,524,963	26.9
U.S. EQUITY — 62.9%
21,373,551	TIAA-CREF Equity Index Fund		314,832,411	62.9
	TOTAL U.S. EQUITY		314,832,411	62.9
	TOTAL TIAA-CREF FUNDS	(Cost $380,639,168)	499,296,913	99.8

	TOTAL PORTFOLIO	(Cost $380,639,168)	499,296,913	99.8
	OTHER ASSETS & LIABILITIES, NET		1,235,577	0.2
	NET ASSETS		$500,532,490	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2014 Annual Report	37

Portfolio of investments

Lifecycle Index 2045 Fund  ■  May 31, 2014

Shares	Security		Value	% of net assets

TIAA-CREF FUNDS — 99.6% (a)

FIXED INCOME — 10.0%
2,006,663	TIAA-CREF Bond Index Fund		$21,772,293	10.0%
	TOTAL FIXED INCOME		21,772,293	10.0

INTERNATIONAL EQUITY — 26.8%
1,236,415	TIAA-CREF Emerging Markets Equity Index Fund		13,204,916	6.0
2,275,639	TIAA-CREF International Equity Index Fund		45,444,517	20.8
	TOTAL INTERNATIONAL EQUITY		58,649,433	26.8

U.S. EQUITY — 62.8%
9,318,287	TIAA-CREF Equity Index Fund		137,258,372	62.8
	TOTAL U.S. EQUITY		137,258,372	62.8
	TOTAL TIAA-CREF FUNDS	(Cost $173,622,283)	217,680,098	99.6

	TOTAL PORTFOLIO	(Cost $173,622,283)	217,680,098	99.6
	OTHER ASSETS & LIABILITIES, NET		912,285	0.4
	NET ASSETS		$218,592,383	100.0%

Lifecycle Index 2050 Fund  ■  May 31, 2014

Shares	Security		Value	% of net assets

TIAA-CREF FUNDS — 99.6% (a)

FIXED INCOME — 10.0%
1,271,362	TIAA-CREF Bond Index Fund		$13,794,278	10.0%
	TOTAL FIXED INCOME		13,794,278	10.0
INTERNATIONAL EQUITY — 26.8%
783,345	TIAA-CREF Emerging Markets Equity Index Fund		8,366,123	6.0
1,441,778	TIAA-CREF International Equity Index Fund		28,792,300	20.8
	TOTAL INTERNATIONAL EQUITY		37,158,423	26.8
U.S. EQUITY — 62.8%
5,903,796	TIAA-CREF Equity Index Fund		86,962,911	62.8
	TOTAL U.S. EQUITY		86,962,911	62.8
	TOTAL TIAA-CREF FUNDS	(Cost $109,323,225)	137,915,612	99.6

	TOTAL PORTFOLIO	(Cost $109,323,225)	137,915,612	99.6
	OTHER ASSETS & LIABILITIES, NET		603,499	0.4
	NET ASSETS		$138,519,111	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

38	2014 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments

Lifecycle Index 2055 Fund  ■  May 31, 2014

Shares	Security		Value	% of net assets

TIAA-CREF FUNDS — 99.8% (a)

FIXED INCOME — 10.0%
270,039	TIAA-CREF Bond Index Fund		$2,929,927	10.0%
	TOTAL FIXED INCOME		2,929,927	10.0
INTERNATIONAL EQUITY — 26.9%
166,384	TIAA-CREF Emerging Markets Equity Index Fund		1,776,982	6.1
306,236	TIAA-CREF International Equity Index Fund		6,115,529	20.8
	TOTAL INTERNATIONAL EQUITY		7,892,511	26.9
U.S. EQUITY — 62.9%
1,253,976	TIAA-CREF Equity Index Fund		18,471,072	62.9
	TOTAL U.S. EQUITY		18,471,072	62.9
	TOTAL TIAA-CREF FUNDS	(Cost $24,459,874)	29,293,510	99.8

	TOTAL PORTFOLIO	(Cost $24,459,874)	29,293,510	99.8
	OTHER ASSETS & LIABILITIES, NET		67,036	0.2
	NET ASSETS		$29,360,546	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2014 Annual Report	39

Statements of assets and liabilities

TIAA-CREF Lifecycle Index Funds  ■  May 31, 2014

	Lifecycle Index Retirement Income Fund	Lifecycle Index 2010 Fund	Lifecycle Index 2015 Fund	Lifecycle Index 2020 Fund	Lifecycle Index 2025 Fund	Lifecycle Index 2030 Fund

ASSETS
Affiliated investments, at value‡	$34,760,006	$158,446,447	$283,683,628	$413,226,547	$417,293,603	$431,020,887
Cash	59,282	378,267	524,501	757,045	925,568	934,485
Receivable from Fund shares sold	5,088	416,654	600,955	847,841	908,804	1,392,161
Dividends receivable	30,889	131,051	215,937	268,239	227,095	185,550
Due from affiliates	1,336	2,238	2,872	3,696	3,270	2,870
Other	622	2,997	4,900	6,339	6,051	6,423
Total assets	34,857,223	159,377,654	285,032,793	415,109,707	419,364,391	433,542,376

LIABILITIES
Management fees payable	381	1,732	3,101	4,515	4,561	4,714
Service agreement fees payable	46	714	1,069	1,352	1,343	1,078
Distribution fees payable	1,199	2,929	6,755	13,008	12,312	13,636
Due to affiliates	486	2,019	3,790	5,400	5,423	5,581
Payable for securities transactions	53,250	425,500	642,250	993,750	919,500	926,750
Payable for Fund shares redeemed	642,001	26,384	—	—	446	139
Accrued expenses and other payables	7,232	17,386	26,187	35,526	36,171	36,976
Total liabilities	704,595	476,664	683,152	1,053,551	979,756	988,874

NET ASSETS	$34,152,628	$158,900,990	$284,349,641	$414,056,156	$418,384,635	$432,553,502

NET ASSETS CONSIST OF:
Paid-in-capital	$29,793,844	$135,091,749	$238,879,830	$344,814,048	$343,047,038	$346,142,026
Undistributed net investment income (loss)	55,895	565,893	911,509	1,081,662	860,938	635,147
Accumulated net realized gain (loss) on total investments	(195,074)	(1,055,512)	(1,450,398)	(1,208,401)	(881,082)	(796,931)
Net unrealized appreciation (depreciation) on total investments	4,497,963	24,298,860	46,008,700	69,368,847	75,357,741	86,573,260

NET ASSETS	$34,152,628	$158,900,990	$284,349,641	$414,056,156	$418,384,635	$432,553,502

INSTITUTIONAL CLASS:
Net assets	$22,906,943	$109,776,329	$191,164,473	$260,170,527	$270,257,555	$283,951,090
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,753,920	8,002,942	13,516,262	17,792,748	17,915,008	18,253,974
Net asset value per share	$13.06	$13.72	$14.14	$14.62	$15.09	$15.56

PREMIER CLASS:
Net assets	$9,550,126	$22,819,981	$53,951,584	$104,180,170	$98,691,149	$109,284,795
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	731,661	1,667,838	3,827,422	7,151,215	6,562,465	7,050,646
Net asset value per share	$13.05	$13.68	$14.10	$14.57	$15.04	$15.50

RETIREMENT CLASS:
Net assets	$1,695,559	$26,304,680	$39,233,584	$49,705,459	$49,435,931	$39,317,617
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	129,910	1,930,313	2,790,118	3,418,853	3,296,179	2,542,456
Net asset value per share	$13.05	$13.63	$14.06	$14.54	$15.00	$15.46
‡ Affiliated investments, cost	$30,262,043	$134,147,587	$237,674,928	$343,857,700	$341,935,862	$344,447,627

40	2014 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2014 Annual Report	41

Statements of assets and liabilities	concluded

TIAA-CREF Lifecycle Index Funds  ■  May 31, 2014

	Lifecycle Index 2035 Fund	Lifecycle Index 2040 Fund	Lifecycle Index 2045 Fund	Lifecycle Index 2050 Fund	Lifecycle Index 2055 Fund

ASSETS
Affiliated investments, at value‡	$420,654,734	$499,296,913	$217,680,098	$137,915,612	$29,293,510
Cash	1,068,382	1,202,231	529,547	257,142	36,783
Receivable from Fund shares sold	1,146,047	1,586,003	1,171,687	729,087	93,832
Dividends receivable	120,640	88,834	38,635	24,495	5,206
Due from affiliates	2,839	3,177	1,959	1,634	1,124
Other	6,142	7,800	2,675	1,766	372
Total assets	422,998,784	502,184,958	219,424,601	138,929,736	29,430,827

LIABILITIES
Management fees payable	4,592	5,450	2,374	1,506	320
Service agreement fees payable	923	917	544	321	66
Distribution fees payable	11,300	10,920	7,908	5,038	555
Due to affiliates	5,519	6,611	2,705	1,708	378
Payable for securities transactions	1,260,250	1,586,000	797,500	367,250	61,750
Payable for Fund shares redeemed	—	897	311	19,986	—
Accrued expenses and other payables	36,344	41,673	20,876	14,816	7,212
Total liabilities	1,318,928	1,652,468	832,218	410,625	70,281

NET ASSETS	$421,679,856	$500,532,490	$218,592,383	$138,519,111	$29,360,546

NET ASSETS CONSIST OF:
Paid-in-capital	$330,688,653	$382,258,736	$174,532,304	$109,932,032	$24,540,762
Undistributed net investment income (loss)	349,044	185,013	59,869	38,354	10,385
Accumulated net realized gain (loss) on total investments	(503,123)	(569,004)	(57,605)	(43,662)	(24,237)
Net unrealized appreciation (depreciation) on total investments	91,145,282	118,657,745	44,057,815	28,592,387	4,833,636

NET ASSETS	$421,679,856	$500,532,490	$218,592,383	$138,519,111	$29,360,546

INSTITUTIONAL CLASS:
Net assets	$296,718,607	$379,218,008	$135,010,620	$86,068,492	$22,433,474
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	18,535,897	23,339,370	8,349,138	5,325,762	1,745,095
Net asset value per share	$16.01	$16.25	$16.17	$16.16	$12.86

PREMIER CLASS:
Net assets	$90,942,501	$87,589,229	$63,580,077	$40,647,972	$4,509,878
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	5,702,789	5,411,712	3,945,641	2,524,793	351,272
Net asset value per share	$15.95	$16.19	$16.11	$16.10	$12.84

RETIREMENT CLASS:
Net assets	$34,018,748	$33,725,253	$20,001,686	$11,802,647	$2,417,194
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,138,586	2,087,869	1,244,396	734,961	188,349
Net asset value per share	$15.91	$16.15	$16.07	$16.06	$12.83
‡ Affiliated investments, cost	$329,509,452	$380,639,168	$173,622,283	$109,323,225	$24,459,874

42	2014 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2014 Annual Report	43

Statements of operations

TIAA-CREF Lifecycle Index Funds  ■  For the year ended May 31, 2014

	Lifecycle Index Retirement Income Fund	Lifecycle Index 2010 Fund	Lifecycle Index 2015 Fund	Lifecycle Index 2020 Fund	Lifecycle Index 2025 Fund	Lifecycle Index 2030 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$579,102	$2,592,600	$4,795,834	$6,812,194	$6,830,300	$7,060,605
Total income	579,102	2,592,600	4,795,834	6,812,194	6,830,300	7,060,605

EXPENSES
Management fees	29,873	134,553	244,840	344,993	345,266	356,052
Shareholder servicing — Institutional Class	189	242	301	378	358	406
Shareholder servicing — Premier Class	212	171	199	241	233	241
Shareholder servicing — Retirement Class	3,314	39,284	65,989	79,137	74,941	61,394
Distribution fees — Premier Class	13,568	36,134	78,111	143,157	133,545	145,033
Distribution fees — Retirement Class	603	7,819	13,148	15,772	14,937	12,224
Registration fees	32,626	33,628	34,131	34,134	34,134	34,135
Professional fees	23,012	23,686	24,443	25,140	25,042	25,162
Custody and accounting fees	12,779	12,730	12,679	12,685	12,685	12,678
Shareholder reports	10,972	21,053	32,384	43,008	43,432	44,622
Administrative service fees	2,379	10,092	18,453	25,996	25,878	26,651
Trustee fees and expenses	216	1,180	2,088	2,952	2,983	3,078
Other expenses	18,444	21,973	25,668	30,955	31,659	30,892
Total expenses	148,187	342,545	552,434	758,548	745,093	752,568
Less: Expenses reimbursed by the investment adviser	(100,754)	(124,373)	(149,860)	(175,317)	(176,106)	(177,837)
Fee waiver by investment adviser and TPIS	(18,527)	(75,096)	(111,084)	(153,769)	(118,517)	(83,435)
Net expenses	28,906	143,076	291,490	429,462	450,470	491,296

Net investment income (loss)	550,196	2,449,524	4,504,344	6,382,732	6,379,830	6,569,309

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	(7,799)	540,016	735,673	958,790	766,536	1,012,298
Realized gain distributions from affiliated investments	37,008	177,136	355,455	551,087	596,062	662,910
Realized gain (loss) from sale of unaffiliated investments	(7,305)	2,321	—	—	—	—
Net realized gain (loss) from investments	21,904	719,473	1,091,128	1,509,877	1,362,598	1,675,208
Net change in unrealized appreciation (depreciation) from affiliated investments	2,043,549	9,852,506	20,387,867	33,053,555	37,335,491	42,173,442
Net realized and unrealized gain (loss) from investments	2,065,453	10,571,979	21,478,995	34,563,432	38,698,089	43,848,650
Net increase (decrease) in net assets from operations	$2,615,649	$13,021,503	$25,983,339	$40,946,164	$45,077,919	$50,417,959

44	2014 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2014 Annual Report	45

Statements of operations	concluded

TIAA-CREF Lifecycle Index Funds ■ For the year ended May 31, 2014

	Lifecycle Index	Lifecycle Index	Lifecycle Index	Lifecycle Index	Lifecycle Index
	2035 Fund	2040 Fund	2045 Fund	2050 Fund	2055 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$6,973,319	$8,380,466	$3,464,701	$2,206,617	$444,676
Total income	6,973,319	8,380,466	3,464,701	2,206,617	444,676

EXPENSES
Management fees	349,066	417,957	173,346	111,507	22,157
Shareholder servicing — Institutional Class	378	475	240	275	192
Shareholder servicing — Premier Class	224	220	197	202	205
Shareholder servicing — Retirement Class	54,826	56,393	32,053	19,661	4,763
Distribution fees — Premier Class	118,756	115,073	79,921	49,188	4,778
Distribution fees — Retirement Class	10,916	11,224	6,363	3,875	907
Registration fees	34,134	35,136	33,629	33,128	31,905
Professional fees	25,087	25,515	23,980	23,567	22,925
Custody and accounting fees	12,713	12,692	12,753	12,845	12,635
Shareholder reports	44,741	51,980	27,809	22,451	9,705
Administrative service fees	26,253	31,557	12,917	8,375	1,742
Trustee fees and expenses	3,045	3,701	1,484	999	177
Other expenses	31,476	31,887	25,203	21,713	18,264
Total expenses	711,615	793,810	429,895	307,786	130,355
Less: Expenses reimbursed by the investment adviser	(177,991)	(193,222)	(138,216)	(123,674)	(97,912)
Fee waiver by investment adviser and TPIS	(80,729)	(94,816)	(41,033)	(26,177)	(5,338)
Net expenses	452,895	505,772	250,646	157,935	27,105

Net Investment income (loss)	6,520,424	7,874,694	3,214,055	2,048,682	417,571

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	874,037	1,259,962	175,531	123,064	12,981
Realized gain distributions from affiliated investments	706,588	890,976	368,175	234,265	47,270
Realized gain (loss) from sale of unaffiliated investments	—	—	15,867	29,412	10,714
Net realized gain (loss) from investments	1,580,625	2,150,938	559,573	386,741	70,965
Net change in unrealized appreciation (depreciation) from affiliated investments	45,284,338	57,069,543	24,113,913	15,591,645	3,083,966
Net realized and unrealized gain (loss) from investments	46,864,963	59,220,481	24,673,486	15,978,386	3,154,931
Net increase (decrease) in net assets from operations	$53,385,387	$67,095,175	$27,887,541	$18,027,068	$3,572,502

46	2014 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2014 Annual Report	47

Statements of changes in net assets

TIAA-CREF Lifecycle Index Funds  ■  For the year ended

		Lifecycle Index Retirement Income Fund		Lifecycle Index 2010 Fund		Lifecycle Index 2015 Fund
		May 31, 2014	May 31, 2013	May 31, 2014	May 31, 2013	May 31, 2014	May 31, 2013

OPERATIONS
Net investment income (loss)		$550,196	$367,349	$2,449,524	$1,831,869	$4,504,344	$3,113,702
Net realized gain (loss) from investments		21,904	42,276	719,473	275,862	1,091,128	380,928
Net change in unrealized appreciation (depreciation) from affiliated investments		2,043,549	1,449,591	9,852,506	9,381,736	20,387,867	18,349,185
Net increase (decrease) in net assets from operations		2,615,649	1,859,216	13,021,503	11,489,467	25,983,339	21,843,815

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(361,875)	(247,192)	(1,721,001)	(1,304,814)	(3,048,575)	(2,125,822)
	Premier Class	(155,653)	(103,014)	(331,844)	(392,300)	(773,216)	(703,436)
	Retirement Class	(18,891)	(12,171)	(205,425)	(130,454)	(366,278)	(220,026)
From realized gains:	Institutional Class	(105,311)	(1,172)	(858,871)	(56,247)	(1,307,482)	(57,860)
	Premier Class	(48,997)	(630)	(184,751)	(17,908)	(364,512)	(20,010)
	Retirement Class	(6,047)	(68)	(115,731)	(6,139)	(177,500)	(6,674)
Total distributions		(696,774)	(364,247)	(3,417,623)	(1,907,862)	(6,037,563)	(3,133,828)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	8,927,123	6,076,651	30,332,071	21,385,338	49,237,790	37,259,938
	Premier Class	1,719,790	6,470,490	4,762,753	14,227,683	10,290,022	40,665,802
	Retirement Class	672,499	498,990	16,326,388	6,758,457	20,691,879	9,804,515
Reinvestments of distributions:	Institutional Class	467,186	248,364	2,579,872	1,361,061	4,356,057	2,183,682
	Premier Class	204,650	103,644	516,595	410,208	1,137,728	723,446
	Retirement Class	24,938	12,239	321,156	136,593	543,778	226,700
Redemptions:	Institutional Class	(4,512,279)	(2,096,888)	(14,375,897)	(9,258,880)	(21,138,860)	(10,287,386)
	Premier Class	(1,379,478)	(1,085,355)	(10,096,937)	(3,239,605)	(15,467,876)	(6,531,225)
	Retirement Class	(70,976)	(204,137)	(2,262,754)	(914,916)	(3,457,820)	(1,810,004)
Net increase (decrease) from shareholder transactions		6,053,453	10,023,998	28,103,247	30,865,939	46,192,698	72,235,468
Net increase (decrease) in net assets		7,972,328	11,518,967	37,707,127	40,447,544	66,138,474	90,945,455

NET ASSETS
Beginning of period		26,180,300	14,661,333	121,193,863	80,746,319	218,211,167	127,265,712
End of period		$34,152,628	$26,180,300	$158,900,990	$121,193,863	$284,349,641	$218,211,167
Undistributed net investment income (loss) included in net assets		$55,895	$31,788	$565,893	$324,984	$911,509	$495,478

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	710,428	504,187	2,295,886	1,727,728	3,643,472	2,989,007
	Premier Class	138,589	542,350	364,264	1,158,576	765,090	3,255,833
	Retirement Class	53,172	41,383	1,242,247	549,601	1,532,696	787,330
Shares reinvested:	Institutional Class	37,486	20,984	197,238	111,562	323,390	176,960
	Premier Class	16,427	8,731	39,586	33,679	84,715	58,769
	Retirement Class	1,999	1,034	24,704	11,252	40,581	18,446
Shares redeemed:	Institutional Class	(356,785)	(173,270)	(1,093,283)	(753,362)	(1,567,952)	(835,855)
	Premier Class	(110,170)	(90,770)	(765,331)	(260,421)	(1,146,007)	(521,216)
	Retirement Class	(5,574)	(16,987)	(174,548)	(73,232)	(261,162)	(149,819)
Net increase (decrease) from shareholder transactions		485,572	837,642	2,130,763	2,505,383	3,414,823	5,779,455

48	2014 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2014 Annual Report	49

Statements of changes in net assets	continued

TIAA-CREF Lifecycle Index Funds ■ For the year ended

		Lifecycle Index 2020 Fund		Lifecycle Index 2025 Fund		Lifecycle Index 2030 Fund
		May 31, 2014	May 31, 2013	May 31, 2014	May 31, 2013	May 31, 2014	May 31, 2013

OPERATIONS
Net investment income (loss)		$6,382,732	$4,126,509	$6,379,830	$4,023,694	$6,569,309	$4,202,192
Net realized gain (loss) from investments		1,509,877	526,273	1,362,598	460,225	1,675,208	565,143
Net change in unrealized appreciation (depreciation) from affiliated investments		33,053,555	28,229,230	37,335,491	30,970,915	42,173,442	36,947,850
Net increase (decrease) in net assets from operations		40,946,164	32,882,012	45,077,919	35,454,834	50,417,959	41,715,185

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(4,020,935)	(2,544,959)	(4,256,470)	(2,624,457)	(4,443,637)	(2,781,528)
	Premier Class	(1,509,911)	(1,209,358)	(1,424,084)	(1,113,057)	(1,599,383)	(1,170,721)
	Retirement Class	(470,311)	(249,447)	(409,377)	(197,740)	(348,974)	(201,951)
From realized gains:	Institutional Class	(1,344,769)	(19,347)	(1,230,986)	(9,530)	(1,492,359)	(2,605)
	Premier Class	(549,988)	(9,604)	(452,262)	(4,191)	(581,173)	(1,141)
	Retirement Class	(176,416)	(2,082)	(134,113)	(781)	(131,599)	(209)
Total distributions		(8,072,330)	(4,034,797)	(7,907,292)	(3,949,756)	(8,597,125)	(4,158,155)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	64,297,407	49,751,723	64,872,966	51,219,559	66,895,555	47,972,353
	Premier Class	18,834,832	58,015,057	20,164,290	59,193,425	22,046,650	55,697,292
	Retirement Class	25,700,053	13,043,267	35,610,972	12,030,955	25,465,119	9,527,854
Reinvestments of distributions:	Institutional Class	5,365,704	2,564,306	5,487,456	2,633,987	5,935,996	2,784,133
	Premier Class	2,059,899	1,218,962	1,876,346	1,117,248	2,180,556	1,171,862
	Retirement Class	646,727	251,529	543,490	198,521	480,573	202,160
Redemptions:	Institutional Class	(13,163,866)	(10,915,254)	(11,347,961)	(9,937,537)	(10,566,390)	(8,061,058)
	Premier Class	(15,115,884)	(4,259,595)	(14,448,566)	(4,101,768)	(12,590,150)	(2,232,885)
	Retirement Class	(2,763,099)	(627,367)	(9,099,716)	(620,254)	(8,032,383)	(729,716)
Net increase (decrease) from shareholder transactions		85,861,773	109,042,628	93,659,277	111,734,136	91,815,526	106,331,995
Net increase (decrease) in net assets		118,735,607	137,889,843	130,829,904	143,239,214	133,636,360	143,889,025

NET ASSETS
Beginning of period		295,320,549	157,430,706	287,554,731	144,315,517	298,917,142	155,028,117
End of period		$414,056,156	$295,320,549	$418,384,635	$287,554,731	$432,553,502	$298,917,142
Undistributed net investment income (loss) included in net assets		$1,081,662	$545,779	$860,938	$404,457	$635,147	$273,394

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	4,610,155	3,936,940	4,540,498	4,018,808	4,540,611	3,734,731
	Premier Class	1,357,041	4,631,061	1,419,038	4,687,558	1,512,549	4,363,342
	Retirement Class	1,840,223	1,034,646	2,482,926	942,702	1,726,879	739,298
Shares reinvested:	Institutional Class	386,022	206,134	383,202	210,047	402,713	219,916
	Premier Class	148,622	98,303	131,397	89,308	148,438	92,856
	Retirement Class	46,763	20,301	38,140	15,895	32,759	16,032
Shares redeemed:	Institutional Class	(945,904)	(877,768)	(791,680)	(793,665)	(721,019)	(639,960)
	Premier Class	(1,077,711)	(337,626)	(1,003,805)	(322,052)	(848,543)	(169,969)
	Retirement Class	(205,919)	(49,403)	(639,209)	(48,243)	(566,767)	(57,147)
Net increase (decrease) from shareholder transactions		6,159,292	8,662,588	6,560,507	8,800,358	6,227,620	8,299,099

50	2014 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2014 Annual Report	51

Statements of changes in net assets	continued

TIAA-CREF Lifecycle Index Funds ■ For the year ended

		Lifecycle Index 2035 Fund		Lifecycle Index 2040 Fund		Lifecycle Index 2045 Fund
		May 31, 2014	May 31, 2013	May 31, 2014	May 31, 2013	May 31, 2014	May 31, 2013

OPERATIONS
Net investment income (loss)		$6,520,424	$4,050,685	$7,874,694	$5,033,885	$3,214,055	$1,914,720
Net realized gain (loss) from investments		1,580,625	559,979	2,150,938	652,259	559,573	319,077
Net change in unrealized appreciation (depreciation) from affiliated investments		45,284,338	39,191,963	57,069,543	51,899,754	24,113,913	18,175,917
Net increase (decrease) in net assets from operations		53,385,387	43,802,627	67,095,175	57,585,898	27,887,541	20,409,714
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(4,822,566)	(2,937,074)	(6,284,563)	(3,957,982)	(2,102,157)	(1,204,791)
	Premier Class	(1,339,108)	(906,244)	(1,335,079)	(878,048)	(958,103)	(614,958)
	Retirement Class	(326,909)	(183,490)	(377,089)	(218,429)	(205,594)	(105,787)
From realized gains:	Institutional Class	(1,427,292)	(383)	(1,990,988)	(167)	(444,520)	(104)
	Premier Class	(427,443)	(122)	(455,110)	(40)	(217,102)	(54)
	Retirement Class	(108,222)	(27)	(133,373)	(10)	(48,250)	(10)
Total distributions		(8,451,540)	(4,027,340)	(10,576,202)	(5,054,676)	(3,975,726)	(1,925,704)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	64,310,909	51,245,166	72,784,443	57,479,861	40,316,174	30,135,648
	Premier Class	22,489,647	47,952,648	18,905,337	44,204,733	14,488,294	33,839,898
	Retirement Class	21,330,321	8,782,865	16,554,780	9,132,364	10,631,671	5,578,549
Reinvestments of distributions:	Institutional Class	6,249,858	2,937,457	8,275,551	3,958,149	2,546,677	1,204,895
	Premier Class	1,766,551	906,366	1,790,189	878,088	1,175,205	615,012
	Retirement Class	435,131	183,517	510,462	218,439	253,844	105,797
Redemptions:	Institutional Class	(9,383,744)	(6,423,268)	(9,289,872)	(10,484,724)	(5,664,290)	(6,880,560)
	Premier Class	(12,240,426)	(1,329,094)	(10,608,277)	(1,976,046)	(4,103,385)	(1,769,651)
	Retirement Class	(7,286,332)	(429,355)	(5,281,152)	(487,712)	(1,779,235)	(579,786)
Net increase (decrease) from shareholder transactions		87,671,915	103,826,302	93,641,461	102,923,152	57,864,955	62,249,802
Net increase (decrease) in net assets		132,605,762	143,601,589	150,160,434	155,454,374	81,776,770	80,733,812
NET ASSETS
Beginning of period		289,074,094	145,472,505	350,372,056	194,917,682	136,815,613	56,081,801
End of period		$421,679,856	$289,074,094	$500,532,490	$350,372,056	$218,592,383	$136,815,613
Undistributed net investment income (loss) included in net assets		$349,044	$122,500	$185,013	$62,988	$59,869	$10,815
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	4,272,866	3,966,227	4,780,939	4,442,228	2,667,752	2,334,022
	Premier Class	1,507,143	3,726,331	1,253,665	3,411,448	961,849	2,638,017
	Retirement Class	1,411,155	675,021	1,082,451	700,149	699,654	432,602
Shares reinvested:	Institutional Class	412,804	230,569	539,475	309,714	166,777	94,873
	Premier Class	117,067	71,311	117,006	68,924	77,164	48,579
	Retirement Class	28,893	14,462	33,429	17,159	16,700	8,370
Shares redeemed:	Institutional Class	(620,353)	(507,187)	(612,485)	(827,417)	(372,317)	(519,648)
	Premier Class	(804,106)	(103,026)	(688,021)	(152,032)	(269,117)	(136,146)
	Retirement Class	(505,204)	(33,225)	(377,351)	(37,727)	(126,864)	(44,131)
Net increase (decrease) from shareholder transactions		5,820,265	8,040,483	6,129,108	7,932,446	3,821,598	4,856,538

52	2014 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2014 Annual Report	53

Statements of changes in net assets	concluded

TIAA-CREF Lifecycle Index Funds ■ For the year ended

		Lifecycle Index 2050 Fund		Lifecycle Index 2055 Fund
		May 31, 2014	May 31, 2013	May 31, 2014	May 31, 2013
OPERATIONS
Net investment income (loss)		$2,048,682	$1,196,562	$417,571	$238,015
Net realized gain (loss) from investments		386,741	206,889	70,965	32,963
Net change in unrealized appreciation (depreciation) from affiliated investments		15,591,645	11,704,396	3,083,966	2,574,732
Net increase (decrease) in net assets from operations		18,027,068	13,107,847	3,572,502	2,845,710
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(1,360,609)	(794,872)	(334,323)	(192,419)
	Premier Class	(593,959)	(349,374)	(57,620)	(28,014)
	Retirement Class	(128,769)	(58,354)	(31,206)	(18,261)
From realized gains:	Institutional Class	(284,325)	—	(72,259)	(1,344)
	Premier Class	(132,660)	—	(13,229)	(208)
	Retirement Class	(29,828)	—	(7,541)	(146)
Total distributions		(2,530,150)	(1,202,600)	(516,178)	(240,392)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	25,476,811	18,123,434	6,873,016	2,843,462
	Premier Class	11,193,406	21,069,101	1,833,843	1,065,363
	Retirement Class	6,113,222	3,246,097	771,230	214,110
Reinvestments of distributions:	Institutional Class	1,644,934	794,872	406,582	193,763
	Premier Class	726,619	349,374	70,849	28,222
	Retirement Class	158,597	58,354	38,747	18,407
Redemptions:	Institutional Class	(8,325,852)	(1,070,353)	(570,556)	(144,156)
	Premier Class	(2,703,286)	(903,373)	(139,514)	(65,830)
	Retirement Class	(1,050,195)	(103,204)	(56,843)	(10,196)
Net increase (decrease) from shareholder transactions		33,234,256	41,564,302	9,227,354	4,143,145
Net increase (decrease) in net assets		48,731,174	53,469,549	12,283,678	6,748,463
NET ASSETS
Beginning of period		89,787,937	36,318,388	17,076,868	10,328,405
End of period		$138,519,111	$89,787,937	$29,360,546	$17,076,868
Undistributed net investment income (loss) included in net assets		$38,354	$8,838	$10,385	$3,015
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	1,690,102	1,409,555	566,855	274,156
	Premier Class	742,580	1,635,549	151,334	101,774
	Retirement Class	401,043	250,254	63,341	20,320
Shares reinvested:	Institutional Class	107,794	62,637	33,491	19,203
	Premier Class	47,773	27,618	5,841	2,797
	Retirement Class	10,448	4,620	3,192	1,824
Shares redeemed:	Institutional Class	(544,657)	(81,841)	(47,010)	(14,262)
	Premier Class	(179,983)	(68,873)	(11,719)	(6,310)
	Retirement Class	(71,112)	(7,581)	(4,689)	(1,003)
Net increase (decrease) from shareholder transactions		2,203,988	3,231,938	760,636	398,499

54	2014 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2014 Annual Report	55

Financial highlights

TIAA-CREF Lifecycle Index Funds

			Selected per share data												Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain		Less distributions from		Total	Net asset			Net assets					Net
	period		value,	investment		gain (loss)	(loss) from		Net	Net	dividends	value,			at end of					investment		Portfolio
	or year		beginning	income		on total	investment		investment	realized	and	end of	Total		period	Gross		Net		income		turnover
	ended		of period	(loss)	[a]	investments [j]	operations		income	gains	distributions	period	return		(in thousands)	expenses	[e]	expenses	[e]	(loss	)	rate

LIFECYCLE INDEX RETIREMENT INCOME FUND
Institutional Class:	5/31/14		$12.29	$0.24		$0.84	$1.08		($0.24)	($0.07)	($0.31)	$13.06	8.87%		$22,907	0.44%		0.04%		1.90%		26%
	5/31/13		11.35	0.22		0.94	1.16		(0.22)	(0.00)[d]	(0.22)	12.29	10.28		16,754	0.56		0.05		1.82		24
	5/31/12		11.36	0.23		0.03	0.26		(0.24)	(0.03)	(0.27)	11.35	2.36		11,470	0.82		0.06		2.06		25
	5/31/11	†	10.65	0.18		0.73	0.91		(0.16)	(0.04)	(0.20)	11.36	8.56	[b]	7,447	0.76	[c]	0.06	[c]	2.47	[c]	13	[b]
	9/30/10		10.00	0.22		0.65	0.87		(0.22)	—	(0.22)	10.65	8.82		5,690	1.74		0.08		2.19		39
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	3,500	670.85	[c]	0.10	[c]	(0.10)[c]		0	[b]

Premier Class:	5/31/14		12.29	0.22		0.83	1.05		(0.22)	(0.07)	(0.29)	13.05	8.63		9,550	0.59		0.19		1.75		26
	5/31/13		11.34	0.22		0.93	1.15		(0.20)	(0.00)[d]	(0.20)	12.29	10.23		8,439	0.69		0.20		1.85		24
	5/31/12		11.35	0.22		0.02	0.24		(0.22)	(0.03)	(0.25)	11.34	2.21		2,568	0.98		0.21		1.96		25
	5/31/11	†	10.65	0.16		0.73	0.89		(0.15)	(0.04)	(0.19)	11.35	8.40	[b]	1,833	0.93	[c]	0.21	[c]	2.26	[c]	13	[b]
	9/30/10		10.00	0.23		0.63	0.86		(0.21)	—	(0.21)	10.65	8.67		272	1.91		0.23		2.24		39
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	250	875.72	[c]	0.25	[c]	(0.25)[c]		0	[b]

Retirement Class:	5/31/14		12.29	0.20		0.84	1.04		(0.21)	(0.07)	(0.28)	13.05	8.53		1,696	0.76		0.29		1.60		26
	5/31/13		11.34	0.20		0.94	1.14		(0.19)	(0.00)[d]	(0.19)	12.29	10.12		987	0.88		0.30		1.65		24
	5/31/12		11.36	0.21		0.01	0.22		(0.21)	(0.03)	(0.24)	11.34	2.02		622	1.16		0.31		1.89		25
	5/31/11	†	10.65	0.16		0.73	0.89		(0.14)	(0.04)	(0.18)	11.36	8.44	[b]	342	1.14	[c]	0.31	[c]	2.16	[c]	13	[b]
	9/30/10		10.00	0.22		0.63	0.85		(0.20)	—	(0.20)	10.65	8.56		274	2.07		0.33		2.13		39
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	250	875.82	[c]	0.35	[c]	(0.35)[c]		0	[b]

LIFECYCLE INDEX 2010 FUND
Institutional Class:	5/31/14		12.81	0.25		1.02	1.27		(0.24)	(0.12)	(0.36)	13.72	10.02		109,776	0.19		0.05		1.92		17
	5/31/13		11.60	0.23		1.20	1.43		(0.21)	(0.01)	(0.22)	12.81	12.45		84,599	0.21		0.06		1.83		13
	5/31/12		11.75	0.23		(0.13)	0.10		(0.22)	(0.03)	(0.25)	11.60	0.92		64,002	0.26		0.07		2.02		25
	5/31/11	†	10.84	0.20		0.89	1.09		(0.17)	(0.01)	(0.18)	11.75	10.14	[b]	49,573	0.28	[c]	0.07	[c]	2.63	[c]	38	[b]
	9/30/10		10.00	0.17		0.72	0.89		(0.05)	—	(0.05)	10.84	8.94		30,599	0.80		0.07		1.65		43
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	3,500	670.85	[c]	0.10	[c]	(0.10)[c]		0	[b]

Premier Class:	5/31/14		12.77	0.21		1.03	1.24		(0.21)	(0.12)	(0.33)	13.68	9.85		22,820	0.34		0.20		1.62		17
	5/31/13		11.57	0.22		1.19	1.41		(0.20)	(0.01)	(0.21)	12.77	12.28		25,923	0.36		0.21		1.79		13
	5/31/12		11.73	0.21		(0.13)	0.08		(0.21)	(0.03)	(0.24)	11.57	0.74		12,701	0.41		0.22		1.86		25
	5/31/11	†	10.83	0.17		0.91	1.08		(0.17)	(0.01)	(0.18)	11.73	10.02	[b]	7,766	0.43	[c]	0.22	[c]	2.33	[c]	38	[b]
	9/30/10		10.00	0.21		0.67	0.88		(0.05)	—	(0.05)	10.83	8.79		753	1.04		0.23		2.08		43
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	250	875.72	[c]	0.25	[c]	(0.25)[c]		0	[b]

Retirement Class:	5/31/14		12.74	0.19		1.03	1.22		(0.21)	(0.12)	(0.33)	13.63	9.70		26,305	0.49		0.30		1.49		17
	5/31/13		11.54	0.20		1.21	1.41		(0.20)	(0.01)	(0.21)	12.74	12.26		10,672	0.51		0.31		1.63		13
	5/31/12		11.72	0.21		(0.15)	0.06		(0.21)	(0.03)	(0.24)	11.54	0.58		4,044	0.56		0.32		1.80		25
	5/31/11	†	10.82	0.15		0.92	1.07		(0.16)	(0.01)	(0.17)	11.72	9.98	[b]	695	0.63	[c]	0.32	[c]	2.00	[c]	38	[b]
	9/30/10		10.00	0.21		0.65	0.86		(0.04)	—	(0.04)	10.82	8.67		300	1.22		0.33		2.01		43
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	250	875.82	[c]	0.35	[c]	(0.35)[c]		0	[b]

56	2014 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2014 Annual Report	57

Financial highlights	continued

TIAA-CREF Lifecycle Index Funds

			Selected per share data												Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain		Less distributions from		Total	Net asset			Net assets					Net
	period		value,	investment		gain (loss)	(loss) from		Net	Net	dividends	value,			at end of					investment		Portfolio
	or year		beginning	income		on total	investment		investment	realized	and	end of	Total		period	Gross		Net		income		turnover
	ended		of period	(loss)	[a]	investments [j]	operations		income	gains	distributions	period	return		(in thousands)	expenses	[e]	expenses	[e]	(loss	)	rate

LIFECYCLE INDEX 2015 FUND
Institutional Class:	5/31/14		$13.07	$0.26		$1.15	$1.41		$(0.24)	$(0.10)	$(0.34)	$14.14	10.97%		$191,164	0.16%		0.06%		1.94%		16%
	5/31/13		11.64	0.23		1.42	1.65		(0.21)	(0.01)	(0.22)	13.07	14.26		145,288	0.18		0.07		1.82		10
	5/31/12		11.90	0.23		(0.27)	(0.04)		(0.21)	(0.01)	(0.22)	11.64	(0.21)		102,292	0.22		0.08		1.96		21
	5/31/11	†	10.85	0.19		1.03	1.22		(0.17)	—	(0.17)	11.90	11.43	[b]	74,426	0.24	[c]	0.08	[c]	2.49	[c]	13	[b]
	9/30/10		10.00	0.14		0.75	0.89		(0.04)	—	(0.04)	10.85	8.96		43,294	0.64		0.07		1.38		23
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	3,500	670.85	[c]	0.10	[c]	(0.10)[c]		0	[b]

Premier Class:	5/31/14		13.02	0.22		1.18	1.40		(0.22)	(0.10)	(0.32)	14.10	10.92		53,952	0.31		0.21		1.67		16
	5/31/13		11.61	0.24		1.38	1.62		(0.20)	(0.01)	(0.21)	13.02	14.04		53,709	0.33		0.22		1.91		10
	5/31/12		11.88	0.21		(0.27)	(0.06)		(0.20)	(0.01)	(0.21)	11.61	(0.39)		15,447	0.37		0.23		1.81		21
	5/31/11	†	10.83	0.18		1.04	1.22		(0.17)	—	(0.17)	11.88	11.41	[b]	9,054	0.40	[c]	0.22	[c]	2.44	[c]	13	[b]
	9/30/10		10.00	0.20		0.67	0.87		(0.04)	—	(0.04)	10.83	8.72		758	0.90		0.23		1.97		23
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	250	875.72	[c]	0.25	[c]	(0.25)[c]		0	[b]

Retirement Class:	5/31/14		13.00	0.21		1.16	1.37		(0.21)	(0.10)	(0.31)	14.06	10.73		39,234	0.46		0.31		1.53		16
	5/31/13		11.59	0.20		1.41	1.61		(0.19)	(0.01)	(0.20)	13.00	13.95		19,214	0.48		0.32		1.61		10
	5/31/12		11.86	0.19		(0.25)	(0.06)		(0.20)	(0.01)	(0.21)	11.59	(0.40)		9,527	0.51		0.33		1.63		21
	5/31/11	†	10.83	0.11		1.09	1.20		(0.17)	—	(0.17)	11.86	11.18	[b]	1,880	0.56	[c]	0.33	[c]	1.46	[c]	13	[b]
	9/30/10		10.00	0.20		0.67	0.87		(0.04)	—	(0.04)	10.83	8.69		327	1.07		0.33		1.89		23
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	250	875.82	[c]	0.35	[c]	(0.35)[c]		0	[b]

LIFECYCLE INDEX 2020 FUND
Institutional Class:	5/31/14		13.32	0.27		1.36	1.63		(0.25)	(0.08)	(0.33)	14.62	12.42		260,171	0.15		0.06		1.95		10
	5/31/13		11.63	0.23		1.67	1.90		(0.21)	(0.00)[d]	(0.21)	13.32	16.51		183,056	0.17		0.07		1.83		8
	5/31/12		12.04	0.22		(0.41)	(0.19)		(0.21)	(0.01)	(0.22)	11.63	(1.49)		121,899	0.21		0.09		1.87		14
	5/31/11	†	10.85	0.19		1.18	1.37		(0.18)	—	(0.18)	12.04	12.74	[b]	84,549	0.23	[c]	0.08	[c]	2.46	[c]	11	[b]
	9/30/10		10.00	0.12		0.78	0.90		(0.05)	—	(0.05)	10.85	9.00		51,737	0.62		0.07		1.16		22
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	3,500	670.85	[c]	0.10	[c]	(0.10)[c]		0	[b]

Premier Class:	5/31/14		13.27	0.24		1.37	1.61		(0.23)	(0.08)	(0.31)	14.57	12.30		104,180	0.30		0.21		1.71		10
	5/31/13		11.60	0.25		1.62	1.87		(0.20)	(0.00)[d]	(0.20)	13.27	16.29		89,233	0.32		0.22		1.96		8
	5/31/12		12.02	0.20		(0.41)	(0.21)		(0.20)	(0.01)	(0.21)	11.60	(1.67)		27,047	0.36		0.24		1.69		14
	5/31/11	†	10.83	0.18		1.18	1.36		(0.17)	—	(0.17)	12.02	12.72	[b]	19,670	0.38	[c]	0.23	[c]	2.35	[c]	11	[b]
	9/30/10		10.00	0.18		0.69	0.87		(0.04)	—	(0.04)	10.83	8.76		1,851	0.85		0.23		1.73		22
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	250	875.72	[c]	0.25	[c]	(0.25)[c]		0	[b]

Retirement Class:	5/31/14		13.25	0.22		1.38	1.60		(0.23)	(0.08)	(0.31)	14.54	12.19		49,705	0.45		0.31		1.58		10
	5/31/13		11.59	0.21		1.64	1.85		(0.19)	(0.00)[d]	(0.19)	13.25	16.13		23,032	0.47		0.32		1.64		8
	5/31/12		12.01	0.18		(0.40)	(0.22)		(0.19)	(0.01)	(0.20)	11.59	(1.70)		8,485	0.51		0.34		1.54		14
	5/31/11	†	10.83	0.09		1.26	1.35		(0.17)	—	(0.17)	12.01	12.58	[b]	2,363	0.54	[c]	0.33	[c]	1.19	[c]	11	[b]
	9/30/10		10.00	0.19		0.68	0.87		(0.04)	—	(0.04)	10.83	8.73		304	1.06		0.33		1.80		22
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	250	875.82	[c]	0.35	[c]	(0.35)[c]		0	[b]

58	2014 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2014 Annual Report	59

Financial highlights	continued

TIAA-CREF Lifecycle Index Funds

			Selected per share data												Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized											Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain		Less distributions from		Total	Net asset			Net assets						Net
	period		value,	investment		gain (loss )	(loss) from		Net	Net	dividends	value,			at end of						investment		Portfolio
	or year		beginning	income		on total	investment		investment	realized	and	end of	Total		period		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations		income	gains	distributions	period	return		(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate

LIFECYCLE INDEX 2025 FUND
Institutional Class:	5/31/14		$13.57	$0.28		$1.58	$1.86		$(0.26)	$(0.08)	$(0.34)	$15.09	13.85%		$270,258		0.15%		0.07%		1.96%		11%
	5/31/13		11.63	0.23		1.93	2.16		(0.22)	(0.00)[d]	(0.22)	13.57	18.71		187,069		0.17		0.08		1.84		8
	5/31/12		12.18	0.21		(0.55)	(0.34)		(0.20)	(0.01)	(0.21)	11.63	(2.70)		120,360		0.21		0.09		1.80		12
	5/31/11	†	10.84	0.19		1.33	1.52		(0.18)	—	(0.18)	12.18	14.21	[b]	86,413		0.23	[c]	0.08	[c]	2.47	[c]	9	[b]
	9/30/10		10.00	0.10		0.79	0.89		(0.05)	—	(0.05)	10.84	8.96		51,228		0.65		0.07		0.97		16
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	3,500		670.85	[c]	0.10	[c]	(0.10)[c]		0	[b]

Premier Class:	5/31/14		13.53	0.24		1.59	1.83		(0.24)	(0.08)	(0.32)	15.04	13.63		98,691		0.30		0.22		1.70		11
	5/31/13		11.61	0.27		1.86	2.13		(0.21)	(0.00)[d]	(0.21)	13.53	18.50		81,393		0.32		0.23		2.11		8
	5/31/12		12.16	0.19		(0.54)	(0.35)		(0.19)	(0.01)	(0.20)	11.61	(2.79)		18,118		0.36		0.24		1.64		12
	5/31/11	†	10.83	0.18		1.33	1.51		(0.18)	—	(0.18)	12.16	14.09	[b]	11,066		0.39	[c]	0.23	[c]	2.38	[c]	9	[b]
	9/30/10		10.00	0.16		0.72	0.88		(0.05)	—	(0.05)	10.83	8.82		1,664		0.89		0.23		1.61		16
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	250		875.72	[c]	0.25	[c]	(0.25)[c]		0	[b]

Retirement Class:	5/31/14		13.50	0.21		1.60	1.81		(0.23)	(0.08)	(0.31)	15.00	13.53		49,436		0.45		0.32		1.46		11
	5/31/13		11.58	0.21		1.91	2.12		(0.20)	(0.00)[d]	(0.20)	13.50	18.46		19,093		0.47		0.33		1.69		8
	5/31/12		12.15	0.19		(0.56)	(0.37)		(0.19)	(0.01)	(0.20)	11.58	(2.97)		5,837		0.51		0.34		1.64		12
	5/31/11	†	10.82	0.13		1.38	1.51		(0.18)	—	(0.18)	12.15	14.06	[b]	1,125		0.57	[c]	0.33	[c]	1.64	[c]	9	[b]
	9/30/10		10.00	0.17		0.70	0.87		(0.05)	—	(0.05)	10.82	8.69		324		1.10		0.33		1.69		16
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	250		875.82	[c]	0.35	[c]	(0.35)[c]		0	[b]

LIFECYCLE INDEX 2030 FUND
Institutional Class:	5/31/14		13.84	0.29		1.80	2.09		(0.28)	(0.09)	(0.37)	15.56	15.24		283,951		0.15		0.08		1.95		10
	5/31/13		11.65	0.24		2.17	2.41		(0.22)	(0.00)[d]	(0.22)	13.84	20.90		194,258		0.17		0.09		1.84		4
	5/31/12		12.35	0.20		(0.70)	(0.50)		(0.19)	(0.01)	(0.20)	11.65	(3.89)		124,802		0.21		0.10		1.74		10
	5/31/11	†	10.86	0.19		1.49	1.68		(0.19)	—	(0.19)	12.35	15.64	[b]	91,910		0.22	[c]	0.09	[c]	2.45	[c]	9	[b]
	9/30/10		10.00	0.07		0.83	0.90		(0.04)	—	(0.04)	10.86	9.06		56,944		0.59		0.07		0.71		16
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	3,500		670.85	[c]	0.10	[c]	(0.10)[c]		0	[b]

Premier Class:	5/31/14		13.80	0.25		1.80	2.05		(0.26)	(0.09)	(0.35)	15.50	14.98		109,285		0.30		0.23		1.70		10
	5/31/13		11.62	0.26		2.14	2.40		(0.22)	(0.00)[d]	(0.22)	13.80	20.79		86,071		0.32		0.24		2.05		4
	5/31/12		12.32	0.18		(0.69)	(0.51)		(0.18)	(0.01)	(0.19)	11.62	(4.00)		22,673		0.36		0.25		1.55		10
	5/31/11	†	10.84	0.18		1.49	1.67		(0.19)	—	(0.19)	12.32	15.54	[b]	15,655		0.37	[c]	0.24	[c]	2.32	[c]	9	[b]
	9/30/10		10.00	0.16		0.72	0.88		(0.04)	—	(0.04)	10.84	8.82		1,095		0.83		0.23		1.56		16
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	250		875.72	[c]	0.25	[c]	(0.25)[c]		0	[b]

Retirement Class:	5/31/14		13.77	0.21		1.82	2.03		(0.25)	(0.09)	(0.34)	15.46	14.87		39,318		0.45		0.33		1.45		10
	5/31/13		11.60	0.21		2.16	2.37		(0.20)	(0.00)[d]	(0.20)	13.77	20.62		18,588		0.47		0.34		1.62		4
	5/31/12		12.31	0.18		(0.70)	(0.52)		(0.18)	(0.01)	(0.19)	11.60	(4.10)		7,553		0.51		0.35		1.53		10
	5/31/11	†	10.83	0.12		1.54	1.66		(0.18)	—	(0.18)	12.31	15.52	[b]	2,415		0.54	[c]	0.34	[c]	1.61	[c]	9	[b]
	9/30/10		10.00	0.15		0.72	0.87		(0.04)	—	(0.04)	10.83	8.69		455		1.01		0.33		1.48		16
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	250		875.82	[c]	0.35	[c]	(0.35)[c]		0	[b]

60	2014 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2014 Annual Report	61

Financial highlights	continued

TIAA-CREF Lifecycle Index Funds

			Selected per share data												Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized											Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain		Less distributions from		Total	Net asset			Net assets						Net
	period		value,	investment		gain (loss )	(loss) from		Net	Net	dividends	value,			at end of						investment		Portfolio
	or year		beginning	income		on total	investment		investment	realized	and	end of	Total		period		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations		income	gains	distributions	period	return		(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate

LIFECYCLE INDEX 2035 FUND
Institutional Class:	5/31/14		$14.08	$0.29		$2.02	$2.31		$(0.29)	$(0.09)	$(0.38)	$16.01	16.51%		$296,719		0.15%		0.08%		1.96%		9%
	5/31/13		11.63	0.24		2.44	2.68		(0.23)	(0.00)[d]	(0.23)	14.08	23.25		203,726		0.17		0.09		1.86		7
	5/31/12		12.48	0.20		(0.85)	(0.65)		(0.19)	(0.01)	(0.20)	11.63	(5.07)		125,358		0.21		0.10		1.68		19
	5/31/11	†	10.84	0.19		1.65	1.84		(0.20)	—	(0.20)	12.48	17.12	[b]	91,325		0.23	[c]	0.09	[c]	2.46	[c]	10	[b]
	9/30/10		10.00	0.05		0.84	0.89		(0.05)	—	(0.05)	10.84	8.91		56,430		0.61		0.07		0.52		10
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	3,500		670.85	[c]	0.10	[c]	(0.10)[c]		0	[b]

Premier Class:	5/31/14		14.03	0.25		2.03	2.28		(0.27)	(0.09)	(0.36)	15.95	16.34		90,943		0.30		0.23		1.69		9
	5/31/13		11.60	0.28		2.37	2.65		(0.22)	(0.00)[d]	(0.22)	14.03	23.06		68,495		0.32		0.24		2.17		7
	5/31/12		12.46	0.17		(0.84)	(0.67)		(0.18)	(0.01)	(0.19)	11.60	(5.26)		13,777		0.36		0.25		1.49		19
	5/31/11	†	10.83	0.18		1.64	1.82		(0.19)	—	(0.19)	12.46	17.00	[b]	7,916		0.38	[c]	0.24	[c]	2.31	[c]	10	[b]
	9/30/10		10.00	0.14		0.73	0.87		(0.04)	—	(0.04)	10.83	8.77		1,336		0.85		0.23		1.40		10
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	250		875.72	[c]	0.25	[c]	(0.25)[c]		0	[b]

Retirement Class:	5/31/14		14.00	0.22		2.04	2.26		(0.26)	(0.09)	(0.35)	15.91	16.23		34,019		0.45		0.33		1.45		9
	5/31/13		11.57	0.21		2.43	2.64		(0.21)	(0.00)[d]	(0.21)	14.00	23.00		16,853		0.47		0.34		1.63		7
	5/31/12		12.44	0.18		(0.86)	(0.68)		(0.18)	(0.01)	(0.19)	11.57	(5.36)		6,337		0.51		0.35		1.52		19
	5/31/11	†	10.82	0.13		1.68	1.81		(0.19)	—	(0.19)	12.44	16.89	[b]	1,597		0.55	[c]	0.34	[c]	1.61	[c]	10	[b]
	9/30/10		10.00	0.15		0.71	0.86		(0.04)	—	(0.04)	10.82	8.64		404		1.04		0.33		1.41		10
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	250		875.82	[c]	0.35	[c]	(0.35)[c]		0	[b]

LIFECYCLE INDEX 2040 FUND
Institutional Class:	5/31/14		14.19	0.30		2.15	2.45		(0.30)	(0.09)	(0.39)	16.25	17.45		379,218		0.15		0.08		1.95		8
	5/31/13		11.62	0.24		2.57	2.81		(0.24)	(0.00)[d]	(0.24)	14.19	24.37		264,444		0.16		0.09		1.86		6
	5/31/12		12.52	0.20		(0.89)	(0.69)		(0.19)	(0.02)	(0.21)	11.62	(5.42)		170,934		0.19		0.10		1.70		17
	5/31/11	†	10.87	0.19		1.66	1.85		(0.20)	—	(0.20)	12.52	17.19	[b]	119,510		0.21	[c]	0.09	[c]	2.46	[c]	10	[b]
	9/30/10		10.00	0.04		0.86	0.90		(0.03)	—	(0.03)	10.87	8.98		79,123		0.47		0.07		0.42		11
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	3,500		670.85	[c]	0.10	[c]	(0.10)[c]		0	[b]

Premier Class:	5/31/14		14.14	0.26		2.16	2.42		(0.28)	(0.09)	(0.37)	16.19	17.28		87,589		0.30		0.23		1.70		8
	5/31/13		11.59	0.28		2.50	2.78		(0.23)	(0.00)[d]	(0.23)	14.14	24.18		66,876		0.31		0.24		2.12		6
	5/31/12		12.49	0.17		(0.87)	(0.70)		(0.18)	(0.02)	(0.20)	11.59	(5.52)		16,233		0.34		0.25		1.48		17
	5/31/11	†	10.85	0.18		1.65	1.83		(0.19)	—	(0.19)	12.49	17.08	[b]	11,311		0.37	[c]	0.24	[c]	2.32	[c]	10	[b]
	9/30/10		10.00	0.14		0.73	0.87		(0.02)	—	(0.02)	10.85	8.74		1,790		0.69		0.23		1.32		11
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	250		875.72	[c]	0.25	[c]	(0.25)[c]		0	[b]

Retirement Class:	5/31/14		14.12	0.24		2.15	2.39		(0.27)	(0.09)	(0.36)	16.15	17.09		33,725		0.45		0.33		1.58		8
	5/31/13		11.57	0.21		2.55	2.76		(0.21)	(0.00)[d]	(0.21)	14.12	24.10		19,052		0.46		0.34		1.65		6
	5/31/12		12.48	0.18		(0.89)	(0.71)		(0.18)	(0.02)	(0.20)	11.57	(5.62)		7,751		0.49		0.35		1.51		17
	5/31/11	†	10.84	0.11		1.72	1.83		(0.19)	—	(0.19)	12.48	17.06	[b]	1,882		0.54	[c]	0.34	[c]	1.37	[c]	10	[b]
	9/30/10		10.00	0.15		0.71	0.86		(0.02)	—	(0.02)	10.84	8.62		395		0.88		0.33		1.41		11
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	250		875.82	[c]	0.35	[c]	(0.35)[c]		0	[b]

62	2014 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2014 Annual Report	63

Financial highlights	continued

TIAA-CREF Lifecycle Index Funds

			Selected per share data												Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized											Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain		Less distributions from		Total	Net asset			Net assets						Net
	period		value,	investment		gain (loss )	(loss) from		Net	Net	dividends	value,			at end of						investment		Portfolio
	or year		beginning	income		on total	investment		investment	realized	and	end of	Total		period		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations		income	gains	distributions	period	return		(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate

LIFECYCLE INDEX 2045 FUND
Institutional Class:	5/31/14		$14.10	$0.29		$2.14	$2.43		$(0.30)	$(0.06)	$(0.36)	$16.17	17.37%		$135,011		0.18%		0.08%		1.94%		13%
	5/31/13		11.54	0.25		2.54	2.79		(0.23)	(0.00)[d]	(0.23)	14.10	24.42		83,001		0.22		0.09		1.90		16
	5/31/12		12.42	0.19		(0.87)	(0.68)		(0.19)	(0.01)	(0.20)	11.54	(5.36)		45,913		0.34		0.10		1.65		25
	5/31/11	†	10.79	0.19		1.64	1.83		(0.20)	—	(0.20)	12.42	17.13	[b]	28,529		0.35	[c]	0.09	[c]	2.41	[c]	11	[b]
	9/30/10		10.00	0.09		0.80	0.89		(0.10)	—	(0.10)	10.79	8.94		17,294		1.15		0.08		0.90		10
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	3,500		670.85	[c]	0.10	[c]	(0.10)[c]		0	[b]

Premier Class:	5/31/14		14.05	0.26		2.14	2.40		(0.28)	(0.06)	(0.34)	16.11	17.21		63,580		0.33		0.23		1.75		13
	5/31/13		11.52	0.30		2.46	2.76		(0.23)	(0.00)[d]	(0.23)	14.05	24.14		44,631		0.36		0.24		2.35		16
	5/31/12		12.40	0.17		(0.86)	(0.69)		(0.18)	(0.01)	(0.19)	11.52	(5.46)		7,202		0.49		0.25		1.47		25
	5/31/11	†	10.78	0.17		1.64	1.81		(0.19)	—	(0.19)	12.40	17.01	[b]	4,521		0.51	[c]	0.24	[c]	2.25	[c]	11	[b]
	9/30/10		10.00	0.16		0.71	0.87		(0.09)	—	(0.09)	10.78	8.80		408		1.37		0.23		1.57		10
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	250		875.72	[c]	0.25	[c]	(0.25)[c]		0	[b]

Retirement Class:	5/31/14		14.02	0.23		2.15	2.38		(0.27)	(0.06)	(0.33)	16.07	17.10		20,002		0.48		0.33		1.51		13
	5/31/13		11.50	0.23		2.50	2.73		(0.21)	(0.00)[d]	(0.21)	14.02	23.98		9,184		0.52		0.34		1.75		16
	5/31/12		12.39	0.16		(0.86)	(0.70)		(0.18)	(0.01)	(0.19)	11.50	(5.56)		2,967		0.64		0.35		1.38		25
	5/31/11	†	10.77	0.16		1.65	1.81		(0.19)	—	(0.19)	12.39	16.98	[b]	596		0.70	[c]	0.34	[c]	1.99	[c]	11	[b]
	9/30/10		10.00	0.15		0.71	0.86		(0.09)	—	(0.09)	10.77	8.67		325		1.53		0.33		1.46		10
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	250		875.82	[c]	0.35	[c]	(0.35)[c]		0	[b]

LIFECYCLE INDEX 2050 FUND
Institutional Class:	5/31/14		14.09	0.29		2.14	2.43		(0.30)	(0.06)	(0.36)	16.16	17.38		86,068		0.21		0.08		1.91		20
	5/31/13		11.54	0.24		2.54	2.78		(0.23)	—	(0.23)	14.09	24.33		57,380		0.28		0.09		1.85		22
	5/31/12		12.42	0.19		(0.87)	(0.68)		(0.19)	(0.01)	(0.20)	11.54	(5.36)		30,943		0.44		0.10		1.66		30
	5/31/11	†	10.78	0.18		1.66	1.84		(0.20)	—	(0.20)	12.42	17.26	[b]	19,744		0.43	[c]	0.09	[c]	2.34	[c]	12	[b]
	9/30/10		10.00	0.11		0.78	0.89		(0.11)	—	(0.11)	10.78	8.94		11,539		1.46		0.08		1.10		11
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	3,500		670.85	[c]	0.10	[c]	(0.10)[c]		0	[b]

Premier Class:	5/31/14		14.04	0.26		2.14	2.40		(0.28)	(0.06)	(0.34)	16.10	17.23		40,648		0.36		0.23		1.76		20
	5/31/13		11.51	0.30		2.46	2.76		(0.23)	—	(0.23)	14.04	24.16		26,880		0.41		0.24		2.33		22
	5/31/12		12.39	0.17		(0.86)	(0.69)		(0.18)	(0.01)	(0.19)	11.51	(5.46)		3,683		0.59		0.25		1.46		30
	5/31/11	†	10.77	0.18		1.64	1.82		(0.20)	—	(0.20)	12.39	17.04	[b]	2,458		0.60	[c]	0.24	[c]	2.27	[c]	12	[b]
	9/30/10		10.00	0.16		0.71	0.87		(0.10)	—	(0.10)	10.77	8.80		328		1.65		0.23		1.59		11
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	250		875.72	[c]	0.25	[c]	(0.25)[c]		0	[b]

Retirement Class:	5/31/14		14.01	0.23		2.15	2.38		(0.27)	(0.06)	(0.33)	16.06	17.12		11,803		0.51		0.33		1.55		20
	5/31/13		11.49	0.22		2.51	2.73		(0.21)	—	(0.21)	14.01	24.00		5,528		0.58		0.34		1.67		22
	5/31/12		12.38	0.15		(0.85)	(0.70)		(0.18)	(0.01)	(0.19)	11.49	(5.57)		1,692		0.75		0.35		1.33		30
	5/31/11	†	10.76	0.17		1.64	1.81		(0.19)	—	(0.19)	12.38	17.01	[b]	404		0.80	[c]	0.34	[c]	2.13	[c]	12	[b]
	9/30/10		10.00	0.15		0.71	0.86		(0.10)	—	(0.10)	10.76	8.67		286		1.80		0.33		1.49		11
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	250		875.82	[c]	0.35	[c]	(0.35)[c]		0	[b]

64	2014 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2014 Annual Report	65

Financial highlights	concluded

TIAA-CREF Lifecycle Index Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		at end of						investment	Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period		Gross		Net		income	turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands	)	expenses	[e]	expenses	[e]	(loss )	rate

LIFECYCLE INDEX 2055 FUND
Institutional Class:	5/31/14		$11.21	$0.23		$1.70	$1.93	$(0.23)	$(0.05)	$(0.28)	$12.86	17.42%	$22,433		0.54%		0.08%		1.93%	25%
	5/31/13		9.18	0.19		2.03	2.22	(0.19)	(0.00)[d]	(0.19)	11.21	24.40	13,356		0.75		0.09		1.83	9
	5/31/12		9.87	0.15		(0.69)	(0.54)	(0.15)	(0.00)[d]	(0.15)	9.18	(5.33)	8,376		1.15		0.10		1.61	7
	5/31/11	‡	10.00	0.00	[d]	(0.13)	(0.13)	—	—	—	9.87	(1.30)[b]	7,896		8.35	[c]	0.10	[c]	0.15 [c]	1	[b]

Premier Class:	5/31/14		11.20	0.21		1.70	1.91	(0.22)	(0.05)	(0.27)	12.84	17.21	4,510		0.69		0.23		1.76	25
	5/31/13		9.17	0.19		2.02	2.21	(0.18)	(0.00)[d]	(0.18)	11.20	24.29	2,305		0.91		0.24		1.81	9
	5/31/12		9.87	0.14		(0.70)	(0.56)	(0.14)	(0.00)[d]	(0.14)	9.17	(5.53)	986		1.31		0.25		1.50	7
	5/31/11	‡	10.00	0.00	[d]	(0.13)	(0.13)	—	—	—	9.87	(1.30)[b]	987		9.18	[c]	0.25	[c]	(0.01)[c]	1	[b]

Retirement Class:	5/31/14		11.19	0.20		1.70	1.90	(0.21)	(0.05)	(0.26)	12.83	17.12	2,417		0.85		0.33		1.64	25
	5/31/13		9.17	0.16		2.02	2.18	(0.16)	(0.00)[d]	(0.16)	11.19	24.03	1,416		1.06		0.34		1.55	9
	5/31/12		9.87	0.13		(0.70)	(0.57)	(0.13)	(0.00)[d]	(0.13)	9.17	(5.59)	986		1.46		0.35		1.36	7
	5/31/11	‡	10.00	0.00	[d]	(0.13)	(0.13)	—	—	—	9.87	(1.30)[b]	987		9.33	[c]	0.35	[c]	(0.09)[c]	1	[b]

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[e]	The Fund’s expenses do not include the expenses of the underlying funds.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.
*	The Fund commenced operations on September 30, 2009.
‡	The Fund commenced operations on April 29, 2011.

66	2014 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2014 Annual Report	67

Notes to financial statements

TIAA-CREF Lifecycle Index Funds

Note 1—organization and significant accounting policies

The Lifecycle Index Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer Institutional, Premier and Retirement Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Net Asset Value per share (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends from affiliated investments are recorded on the ex-dividend date. Dividends from affiliated investments are recorded as dividend income, while capital gain distributions, including short-term capital gain distributions, are recorded as gain distributions from affiliated investments on the Statements of Operations. Realized gains and losses on sales from investments in affiliated and unaffiliated investment companies are based upon the specific identification method.

Income and expenses of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

68	2014 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal jurisdictions and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended May 31, 2014, permanent book and tax differences resulting primarily from the reclassification of short-term capital gain distributions received from underlying funds from realized gain (loss) to ordinary income were identified and reclassified among the components of the Funds’ net assets. Net investment income and net realized gains (losses), as disclosed on the Statements of Operations, and net assets were not affected by these reclassifications.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. The investment of deferred amounts and the offsetting payable to the trustees are included in other assets and accrued expenses and other payables in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

New accounting pronouncement: In June 2013, the Financial Accounting Standards Board issued Accounting Standard Update No. 2013-08 Financial Services—Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements (the “Update”). The Update modifies the criteria used in determining an investment company under U.S. GAAP and establishes certain measurement and disclosure requirements. The Update establishes that an entity regulated under the 1940 Act is automatically an investment company under U.S. GAAP. The Update is effective for interim and annual reporting periods beginning after December 15, 2013. The Funds expect to adopt these new disclosure requirements for

TIAA-CREF Lifecycle Index Funds ■ 2014 Annual Report	69

Notes to financial statements

the November 30, 2014 semiannual report. Management has reviewed the new requirements and has determined the adoption of the Update will not have a material impact on the Funds’ financial statements and notes disclosures.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the year ended May 31, 2014, there were no transfers between levels by the Funds.

As of May 31, 2014, all of the investments in the Funds were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, each Fund pays Advisors a monthly fee based on the annual rate of 0.10% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. Advisors has contractually agreed to waive a portion of the Funds’ management fees equal to, on an annual basis, the following percentages of the average daily net assets of each Fund: 0.06% for the Retirement Income Fund; 0.05% for the 2010 Fund; 0.04% for the 2015 Fund and the 2020 Fund; 0.03% for the 2025 Fund, and 0.02% for the 2030 Fund, 2035 Fund, 2040 Fund, 2045 Fund, 2050 Fund, and the 2055 Fund. These waivers will remain

70	2014 Annual Report ■ TIAA-CREF Lifecycle Index Funds

continued

in effect through at least September 30, 2014. However, this agreement may be terminated before this date with the approval of the Board. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of a Fund’s average daily net assets attributable to Retirement Class shares of a Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of Operations are paid to Advisors under the Service Agreement. The Retirement Class and Premier Class of the Funds are subject to a distribution Rule 12b-1 plan that compensated TPIS for providing distribution, promotional and/or shareholder services to the Retirement Class and Premier Class at the annual rate of 0.05% and 0.15% of the average daily net assets attributable to the Retirement Class shares and Premier Class shares, respectively. TPIS has agreed not to seek any payment from the Retirement Class shares under the distribution Rule 12b-1 plan through September 30, 2014. However, this agreement may be terminated before this date with the approval of the Board.

Certain affiliated entities may pay Fund expenses on behalf of the Funds. The Funds reimburse the affiliated entities for any such payment. Amounts owed to Fund affiliates for payment of Fund expenses are disclosed as due to affiliates on the Statements of Assets and Liabilities.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.10% of average daily net assets for the Institutional Class shares of the Funds; 0.25% of the average daily net assets for the Premier Class shares; and 0.35% of average daily net assets for the Retirement Class shares. The expense reimbursement arrangements will continue through at least September 30, 2015, unless changed with approval of the Board.

At the commencement of operations of the Lifecycle Index Retirement Income Fund and Lifecycle Index 2055 Fund, TIAA, an affiliate, invested in each Fund. The following is the percentage of the Funds’ shares owned by affiliates as of May 31, 2014:

Fund	TIAA

Lifecycle Index Retirement Income	17%
Lifecycle Index 2055	46

TIAA-CREF Lifecycle Index Funds ■ 2014 Annual Report	71

Notes to financial statements

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

Issue	Value at May 31, 2013	Purchases cost	Sales proceeds	Realized gain (loss )	Dividend income	Value at May 31, 2014

Lifecycle Index Retirement Income Fund

TIAA-CREF Bond Index	$12,888,761	$6,535,366	$2,244,218	$(70,519)	$305,667	$17,318,318
TIAA-CREF Emerging Markets Equity Index	617,278	481,921	196,110	(10,221)	14,927	941,921
TIAA-CREF Equity Index	7,936,920	2,990,138	2,604,336	139,007	140,766	9,776,225
TIAA-CREF Inflation-Linked Bond	2,536,557	1,410,996	453,322	(42,406)	40,611	3,486,035
TIAA-CREF International Equity Index	1,914,193	1,563,742	653,630	13,348	77,131	3,237,507

	$25,893,709	$12,982,163	$6,151,616	$29,209	$579,102	$34,760,006

Lifecycle Index 2010 Fund
TIAA-CREF Bond Index	$54,624,002	$24,754,902	$6,773,231	$(221,490)	$1,268,518	$73,187,291
TIAA-CREF Emerging Markets Equity Index	3,366,450	2,162,468	769,012	(82,547)	76,412	4,947,728
TIAA-CREF Equity Index	43,210,182	11,697,855	11,055,846	1,095,322	721,164	51,353,161
TIAA-CREF Inflation-Linked Bond	8,406,463	4,610,704	1,058,225	(98,767)	131,372	11,952,031
TIAA-CREF International Equity Index	10,450,490	6,815,376	2,388,653	24,634	395,134	17,006,236

	$120,057,587	$50,041,305	$22,044,967	$717,152	$2,592,600	$158,446,447

Lifecycle Index 2015 Fund
TIAA-CREF Bond Index	$89,537,381	$40,493,038	$10,570,633	$(348,587)	$2,109,505	$120,446,402
TIAA-CREF Emerging Markets Equity Index	6,887,932	4,252,744	1,570,952	(185,704)	161,231	9,941,695
TIAA-CREF Equity Index	88,462,731	21,322,429	21,879,125	1,730,942	1,520,454	103,337,257
TIAA-CREF Inflation-Linked Bond	10,952,912	6,142,556	1,367,918	(130,065)	171,529	15,724,686
TIAA-CREF International Equity Index	21,439,375	13,049,639	4,592,021	24,542	833,115	34,233,588

	$217,280,331	$85,260,406	$39,980,649	$1,091,128	$4,795,834	$283,683,628

Lifecycle Index 2020 Fund
TIAA-CREF Bond Index	$103,316,245	$53,060,083	$6,925,204	$(193,590)	$2,551,720	$150,802,408
TIAA-CREF Emerging Markets Equity Index	10,677,043	6,695,218	1,301,805	(163,460)	263,676	16,700,305
TIAA-CREF Equity Index	137,763,410	33,888,921	23,010,014	1,880,256	2,486,544	173,599,042
TIAA-CREF Inflation-Linked Bond	9,048,049	6,032,512	509,549	(47,128)	147,780	14,614,119
TIAA-CREF International Equity Index	33,109,382	21,313,294	3,943,383	33,799	1,362,474	57,510,673

	$293,914,129	$120,990,028	$35,689,955	$1,509,877	$6,812,194	$413,226,547

72	2014 Annual Report ■ TIAA-CREF Lifecycle Index Funds

continued

Issue	Value at May 31, 2013	Purchases cost	Sales proceeds	Realized gain (loss )	Dividend income	Value at May 31, 2014

Lifecycle Index 2025 Fund
TIAA-CREF Bond Index	$83,114,599	$49,230,890	$6,199,947	$(177,952)	$2,130,301	$127,362,829
TIAA-CREF Emerging Markets Equity Index	11,705,206	8,319,122	1,641,072	(207,392)	297,712	19,120,269
TIAA-CREF Equity Index	151,490,405	44,202,197	25,233,829	1,739,019	2,807,500	198,612,185
TIAA-CREF Inflation-Linked Bond	3,182,118	3,347,140	186,542	(17,974)	56,444	6,396,525
TIAA-CREF International Equity Index	36,301,879	26,379,554	4,820,144	26,897	1,538,343	65,801,795

	$285,794,207	$131,478,903	$38,081,534	$1,362,598	$6,830,300	$417,293,603

Lifecycle Index 2030 Fund
TIAA-CREF Bond Index	$65,901,186	$41,820,610	$4,897,306	$(134,328)	$1,712,354	$103,839,723
TIAA-CREF Emerging Markets Equity Index	13,562,490	9,224,390	1,589,400	(190,991)	343,301	22,040,806
TIAA-CREF Equity Index	176,080,869	45,390,095	24,491,255	1,967,299	3,233,432	229,203,411
TIAA-CREF International Equity Index	42,064,935	28,184,448	3,415,915	33,228	1,771,518	75,936,947

	$297,609,480	$124,619,543	$34,393,876	$1,675,208	$7,060,605	$431,020,887

Lifecycle Index 2035 Fund
TIAA-CREF Bond Index	$40,816,439	$29,001,505	$2,626,458	$(64,711)	$1,106,302	$67,878,093
TIAA-CREF Emerging Markets Equity Index	14,417,759	9,661,333	1,194,892	(166,688)	375,787	23,778,004
TIAA-CREF Equity Index	187,586,485	49,778,908	24,979,690	1,802,791	3,546,609	247,165,387
TIAA-CREF International Equity Index	44,782,566	29,955,853	2,703,449	9,233	1,944,621	81,833,250

	$287,603,249	$118,397,599	$31,504,489	$1,580,625	$6,973,319	$420,654,734

Lifecycle Index 2040 Fund
TIAA-CREF Bond Index	$33,938,226	$18,306,683	$2,748,636	$(74,704)	$855,383	$49,939,539
TIAA-CREF Emerging Markets Equity Index	18,378,061	11,926,400	1,136,505	(152,364)	482,582	30,287,947
TIAA-CREF Equity Index	239,073,787	56,705,836	25,259,496	2,370,408	4,549,094	314,832,411
TIAA-CREF International Equity Index	57,066,016	37,160,615	2,443,579	7,598	2,493,407	104,237,016

	$348,456,090	$124,099,534	$31,588,216	$2,150,938	$8,380,466	$499,296,913

Lifecycle Index 2045 Fund
TIAA-CREF Bond Index	$13,197,246	$9,383,646	$1,023,237	$(29,703)	$355,530	$21,772,293
TIAA-CREF Emerging Markets Equity Index	7,159,994	6,013,041	478,342	(66,479)	199,337	13,204,916
TIAA-CREF Equity Index	93,117,195	35,867,069	10,104,729	644,788	1,879,812	137,258,372
TIAA-CREF International Equity Index	22,206,624	19,191,531	1,139,384	(4,900)	1,030,022	45,444,517

	$135,681,059	$70,455,287	$12,745,692	$543,706	$3,464,701	$217,680,098

TIAA-CREF Lifecycle Index Funds ■ 2014 Annual Report	73

Notes to financial statements

	Value at					Value at
	May 31,	Purchases	Sales	Realized	Dividend	May 31,
Issue	2013	cost	proceeds	gain (loss )	income	2014

Lifecycle Index 2050 Fund
TIAA-CREF Bond Index	$8,709,213	$5,554,563	$599,506	$(16,006)	$228,294	$13,794,278
TIAA-CREF Emerging Markets Equity Index	4,718,994	3,697,833	387,057	(61,355)	126,739	8,366,123
TIAA-CREF Equity Index	61,290,258	19,970,345	6,175,080	434,295	1,196,102	86,962,911
TIAA-CREF International Equity Index	14,634,307	11,552,249	765,216	395	655,482	28,792,300

	$89,352,772	$40,774,990	$7,926,859	$357,329	$2,206,617	$137,915,612

Lifecycle Index 2055 Fund
TIAA-CREF Bond Index	$1,657,177	$1,356,456	$113,120	$(2,948)	$45,490	$2,929,927
TIAA-CREF Emerging Markets Equity Index	896,230	885,802	72,592	(16,880)	25,593	1,776,982
TIAA-CREF Equity Index	11,656,488	5,581,725	1,107,054	80,403	241,349	18,471,072
TIAA-CREF International Equity Index	2,779,713	2,781,384	105,646	(324)	132,244	6,115,529

	$16,989,608	$10,605,367	$1,398,412	$60,251	$444,676	$29,293,510

Note 4—investments

Net unrealized appreciation (depreciation): At May 31, 2014, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

		Gross	Gross	Net unrealized
	Tax	unrealized	unrealized	appreciation
Fund	cost	appreciation	(depreciation)	(depreciation)
Lifecycle Index Retirement Income	$30,524,196	$4,235,810	$—	$4,235,810
Lifecycle Index 2010	135,583,916	22,862,531	—	22,862,531
Lifecycle Index 2015	239,633,565	44,050,063	—	44,050,063
Lifecycle Index 2020	345,626,440	67,600,107	—	67,600,107
Lifecycle Index 2025	343,409,234	73,884,369	—	73,884,369
Lifecycle Index 2030	345,766,861	85,254,026	—	85,254,026
Lifecycle Index 2035	330,553,445	90,101,289	—	90,101,289
Lifecycle Index 2040	381,866,368	117,430,545	—	117,430,545
Lifecycle Index 2045	173,950,534	43,729,564	—	43,729,564
Lifecycle Index 2050	109,584,766	28,330,846	—	28,330,846
Lifecycle Index 2055	24,525,383	4,768,127	—	4,768,127

74	2014 Annual Report ■ TIAA-CREF Lifecycle Index Funds

continued

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the year ended May 31, 2014, were as follows:

Fund	Purchases	Sales

Lifecycle Index Retirement Income	$14,501,326	$7,663,474
Lifecycle Index 2010	51,534,693	23,540,676
Lifecycle Index 2015	85,260,406	39,980,649
Lifecycle Index 2020	120,990,028	35,689,955
Lifecycle Index 2025	131,478,903	38,081,534
Lifecycle Index 2030	124,619,543	34,393,876
Lifecycle Index 2035	118,397,599	31,504,489
Lifecycle Index 2040	124,099,534	31,588,216
Lifecycle Index 2045	79,507,672	21,813,944
Lifecycle Index 2050	54,953,393	22,134,674
Lifecycle Index 2055	14,820,739	5,624,498

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended May 31, 2014, and the year ended May 31, 2013 was as follows:

	5/31/2014			5/31/2013
	Ordinary	Long-term		Ordinary	Long-term
Fund	income	capital gains	Total	income	capital gains	Total

Lifecycle Index Retirement Income	$645,051	$51,723	$696,774	$362,826	$1,421	$364,247
Lifecycle Index 2010	3,145,645	271,978	3,417,623	1,902,102	5,760	1,907,862
Lifecycle Index 2015	5,545,809	491,754	6,037,563	3,125,888	7,940	3,133,828
Lifecycle Index 2020	7,378,425	693,905	8,072,330	4,030,391	4,406	4,034,797
Lifecycle Index 2025	7,192,304	714,988	7,907,292	3,948,632	1,124	3,949,756
Lifecycle Index 2030	7,803,877	793,248	8,597,125	4,157,590	565	4,158,155
Lifecycle Index 2035	7,644,237	807,303	8,451,540	4,026,808	532	4,027,340
Lifecycle Index 2040	9,540,107	1,036,095	10,576,202	5,054,459	217	5,054,676
Lifecycle Index 2045	3,582,980	392,746	3,975,726	1,925,536	168	1,925,704
Lifecycle Index 2050	2,290,474	239,676	2,530,150	1,202,600	—	1,202,600
Lifecycle Index 2055	466,869	49,309	516,178	240,353	39	240,392

TIAA-CREF Lifecycle Index Funds ■ 2014 Annual Report	75

Notes to financial statements	concluded

As of May 31, 2014, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed	Unrealized
	ordinary	long-term	appreciation
Fund	income	capital gains	(depreciation)	Total

Lifecycle Index Retirement Income	$97,580	$26,017	$4,235,809	$4,359,406
Lifecycle Index 2010	651,532	298,175	22,862,530	23,812,237
Lifecycle Index 2015	1,169,134	255,512	44,050,064	45,474,710
Lifecycle Index 2020	1,251,636	396,702	67,600,109	69,248,447
Lifecycle Index 2025	1,029,825	429,451	73,884,372	75,343,648
Lifecycle Index 2030	685,517	478,356	85,254,025	86,417,898
Lifecycle Index 2035	384,291	511,765	90,101,289	90,997,345
Lifecycle Index 2040	204,440	646,571	117,430,543	118,281,554
Lifecycle Index 2045	65,877	267,314	43,729,563	44,062,754
Lifecycle Index 2050	87,915	170,088	28,330,843	28,588,846
Lifecycle Index 2055	17,720	34,309	4,768,127	4,820,156

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, and the treatment of short-term gain as ordinary income for tax purposes.

Note 6—line of credit

Each of the Funds participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. This facility expired June 2014. A new facility was entered into on June 24, 2014 expiring June 23, 2015. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended May 31, 2014, there were no borrowings under this credit facility by the Funds.

Note 7—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

76	2014 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Report of independent registered public accounting firm

To the Board of Trustees and Shareholders of the
TIAA-CREF Funds:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Lifecycle Index Retirement Income Fund, Lifecycle Index 2010 Fund, Lifecycle Index 2015 Fund, Lifecycle Index 2020 Fund, Lifecycle Index 2025 Fund, Lifecycle Index 2030 Fund, Lifecycle Index 2035 Fund, Lifecycle Index 2040 Fund, Lifecycle Index 2045 Fund, Lifecycle Index 2050 Fund, and Lifecycle Index 2055 Fund (eleven of the portfolios constituting the TIAA-CREF Funds, hereafter collectively referred to as the “Funds”) at May 31, 2014, the results of each of their operations for the year then ended and the changes in each of their net assets and the financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2014 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland

July 18, 2014

TIAA-CREF Lifecycle Index Funds ■ 2014 Annual Report	77

Trustees and officers (unaudited)

TIAA-CREF Funds  ■  May 31, 2014

Trustees

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorship(s) held by trustee

Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 4/25/54	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	79	Director of GMO; Director, the Maine Coast Heritage Trust; Investment Committee member, Maine Community Foundation and the Elmina B. Sewall Foundation, and Trustee of the Maine Chapter of the Nature Conservancy.

Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/6/62	Trustee	Indefinite term. Trustee since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	79	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.; and Independent Trustee, Lazard Alternative Strategies 1099 Fund.

Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 11/5/67	Trustee	Indefinite term. Trustee since 2007.	Chief Executive Officer (since 2014) and Chief Operating Officer (2007–2014), Copper Rock Capital Partners, LLC; Chief Operating Officer, DDJ Capital Management (2003–2006).	79	Director of Copper Rock Capital Partners, LLC (investment adviser).

78	2014 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/4/54	Chairman of the Board and Trustee	Indefinite term. Trustee since 2005; Chairman for term ending December 31, 2015. Chairman since 2013.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	79	Director, D2D Fund.
Nancy L. Jacob c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/15/43	Trustee	Indefinite term. Trustee since 1999.	Principal, NL Jacob Consultant (economic and business consultant) (2012–present); President and Founder (2006–2012) of NLJ Advisors, Inc. (investment adviser); President and Managing Principal, Windermere Investment Associates (1997–2006).	79	None
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 3/27/63	Trustee	Indefinite term. Trustee since 2011.	Partner (2004–2010) and Managing Director (1999–2004), Goldman Sachs Asset Management.	79	Director, Sansum Clinic; Investment committee member, College of Mount Saint Vincent and Cottage Health System; Member, United States Olympics Paralympics Advisory Committee, University of California at Santa Barbara Arts and Lectures Advisory Council; Trustee and Treasurer, Crane County Day School.
Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 8/5/48	Trustee	Indefinite term. Trustee since 2003.	Chief Executive Officer (since 2010), President and Chief Operating Officer (since 2009), First Eagle Investment Management, LLC; Principal, BAM Consulting LLC (2003–2009); Independent Consultant for Merrill Lynch (2003–2009).	79	Director, Arnhold and S. Bleichroeder Holdings; First Eagle Investment Management, LLC; American Legacy Foundation (Investment Committee); University of Edinburgh (Campaign Board); the North Shore Land Alliance, Prep for Prep, and Close Brothers Group plc.

TIAA-CREF Lifecycle Index Funds ■ 2014 Annual Report	79

Trustees and officers (unaudited)	continued

TIAA-CREF Funds  ■  May 31, 2014

Trustees — concluded

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorship(s) held by trustee
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 7/13/58	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Mitsui Professor of Economics, Massachusetts Institute of Technology (“MIT”) (since 1996), Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT; and Program Director, NBER (1990–2008).	79	Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research; Member, Congressional Budget Office Panel of Economic Advisers.
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/18/49	Trustee	Indefinite term. Trustee since 1999.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman and Chief Executive Officer (since 1991) and Chief Investment Officer (1991–2013), NCM Capital Management Group, Inc.; Chairman and Chief Executive Officer (since 2003) and Chief Investment Officer (2003–2013), NCM Capital Advisers Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	79	Director, SCANA Corporation (energy holding company); Member, Duke Children’s Hospital and Health Center National Board of Advisors.

80	2014 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 2/17/50	Trustee	Indefinite term. Trustee since 2006.	Associate Dean for Research (since 2011), McCombs School of Business, University of Texas at Austin (“McCombs”), and Director, AIM Investment Center at McCombs (since 2000). Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002) and Professor, University of Texas at Austin (since 1987). Chairman, Department of Finance, University of Texas at Austin (2002–2011).	79	Member of the Board of Governors of the Investment Company Institute, the Governing Council of Independent Directors Council (an association for mutual fund directors), and Investment Advisory Committee, Employees Retirement System of Texas.

Officers

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years
Brandon Becker TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/19/54	Executive Vice President and Chief Legal Officer	One year term. Executive Vice President and Chief Legal Officer since 2009.	Executive Vice President and Chief Legal Officer of Teachers Insurance and Annuity Association of America (“TIAA”), and College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds, and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”) (since 2009). Partner, Wilmer Cutler Pickering Hale & Dorr LLP (1996–2009).
Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/8/62	Chief Compliance Officer	One-year term. Vice President and Chief Compliance Officer since 2008.	Chief Compliance Officer of the TIAA-CREF Fund Complex and TIAA Separate Account VA-3 (since 2008). Vice President, Senior Compliance Officer (2008–2011) and Managing Director, Senior Compliance Officer (since 2011) of Asset Management Compliance of TIAA. Chief Compliance Officer of TIAA-CREF Investment Management, LLC (“Investment Management”) (since 2008). Chief Compliance Officer (2008), Vice President, Senior Compliance Officer (2008–2011) and Managing Director, Senior Compliance Officer (since 2011) of Teachers Advisors, Inc. (“Advisors”). Managing Director and Senior Compliance Officer of TIAA-CREF Alternatives Advisors, LLC (“TCAA”) (since 2011). Managing Director and Senior Compliance Officer of TIAA-CREF Alternatives Services, LLC (“TCAS”) (since 2011). Interim Chief Compliance Officer for TIAA-CREF Life Insurance Company Separate Accounts VA-1, VLI-I and VLI-2 (since 2012). Interim Chief Compliance Officer for Covariance Capital Management, Inc. (“Covariance”) (since 2013).

TIAA-CREF Lifecycle Index Funds ■ 2014 Annual Report	81

Trustees and officers (unaudited)	continued

TIAA-CREF Funds  ■  May 31, 2014

Officers — continued

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years
Carol W. Deckbar TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/13/62	Executive Vice President	One-year term. Executive Vice President since 2013.	Chief Executive Officer (since 2014), Chief Operating Officer (“COO”) (2013–2014), President (2012–2013), Chair (2012–2013) and Manager (since 2011) of TIAA-CREF Asset Management, LLC (“TCAM”), and Executive Vice President of the TIAA-CREF Fund Complex (since 2013). Executive Vice President (since 2013), Interim Head of Asset Management (2012–2013), Senior Vice President, Investment Products (2009–2012), Managing Director, Mutual Fund Products (2007–2009) of TIAA. Senior Managing Director and COO (2012), Senior Vice President (2010–2012), Chair (2012–2013), and Director (since 2008) of Advisors and Investment Management. Manager, President, and COO of TCAA and TCAS (since 2011). Manager of TIAA-CREF Individual and Institutional Services, LLC (since 2010). Director of Westchester Group Investment Management, Inc. (since 2011). Manager of Beaver Investment Holdings, LLC (since 2012). Director of Green Wood Resources, Inc. (since 2012). Director of TH RE Administration Ltd., TH RE FCACO Ltd., TH RE AIFM group Ltd., and TH RE Group Holdings Ltd. (2013–2014).
Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 11/22/63	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2007.	Treasurer of CREF (since 2008). Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2007) and Chief Financial Officer and Principal Accounting Officer (since 2009) and Treasurer (since 2008) of TIAA Separate Account VA-1. Senior Vice President (since 2010) and Funds Treasurer (since 2006) of TIAA. Director of Advisors (since 2008). Director of TCAM (since 2011). Senior Vice President (since 2010) and Funds Treasurer (since 2007) of Advisors and Investment Management. Assistant Treasurer of TIAA-CREF Life Insurance Company (“TC Life”) (since 2012). Director of TIAA-CREF Trust Company, FSB (since 2008). Director, Senior Vice President and Funds Treasurer of TCAA (since 2011). Director, Senior Vice President and Funds Treasurer of TCAS (since 2011).

82	2014 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Stephen Gruppo TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/25/59	Executive Vice President	One-year term. Executive Vice President since 2009.	Executive Vice President, Chief Risk Officer (since 2013) of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2009). Executive Vice President, Head of Risk Management of TIAA (2009–2013). Executive Vice President, Risk Management (since 2009), Senior Managing Director of Advisors and Investment Management (2006–2009) and Head of Credit Risk Management of Advisors and Investment Management (2005–2006). Senior Managing Director, Acting Head of Risk Management of TIAA and Senior Managing Director of the TIAA-CREF Fund Complex (2008–2009). Executive Vice President, Risk Management of TCAA (since 2011). Executive Vice President, Risk Management of TCAS (since 2011). Senior Managing Director, Chief Credit Risk Officer (2004–2008) of TIAA.
Robert G. Leary TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/20/61	President and Principal Executive Officer	One-year term. President and Principal Executive Officer since 2013.	Executive Vice President and President of Asset Management (since 2013) of TIAA. President and Principal Executive Officer of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2013). Manager (since 2013), President and Chief Executive Officer (2013–2014) of TCAM, and Executive Vice President of CREF and VA-1 (since 2013). Director, President and Chief Executive Officer of Advisors (since 2013). Manager, President and Chief Executive Officer of Investment Management (since 2013). Director of TH RE Ltd. (since 2013). Director (since 2013), President and Chief Executive Officer of TPIS (2013–2014). Director of TIAA International Holdings 1 Ltd., TIAA International Holdings 2 Ltd., and TIAA International Holdings 3 Ltd. (since 2013). Executive Vice President of TIAA-CREF Funds and TIAA-CREF Life Funds (June–September 2013). Representative, Securities Research, Inc. (February–May 2013). President and Chief Operating Officer, U.S., ING Americas (2011 to 2012). Chief Executive Officer, ING Insurance US (2010–2011). Chairman and Chief Executive Officer, ING Investment Management, Americas (2007–2009).
Ronald R. Pressman TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/11/58	Executive Vice President	One-year term. Executive Vice President since 2012.	Executive Vice President and Chief Operating Officer (since 2012) of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex (since 2012). Director, Covariance (since 2012). Director T-C Life (since 2012). Director, Kaspick & Company, LLC (since 2012). Manager, TIAA-CREF Redwood, LLC (“Redwood”) (since 2013). Director, Aspen Insurance Holdings, LLC (since 2011). President and Chief Executive Officer of General Electric Capital Real Estate (2007–2011).
Phillip T. Rollock TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/31/62	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director since 2013 and Corporate Secretary since 2012.	Senior Managing Director (since 2013), Corporate Secretary (since 2012) of TIAA and the TIAA-CREF Fund Complex. Senior Vice President of TIAA and the TIAA-CREF Fund Complex (2012–2013). Managing Director, Retirement and Individual Financial Services (2010–2012) and Vice President, Product Development and Management, Institutional Client Services (2006–2010) of TIAA.

TIAA-CREF Lifecycle Index Funds ■ 2014 Annual Report	83

Trustees and officers (unaudited)	concluded

TIAA-CREF Funds  ■  May 31, 2014

Officers — concluded

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years
Otha T. Spriggs, III TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 2/16/51	Executive Vice President	One-year term. Executive Vice President since 2012.	Executive Vice President and Chief Human Resources Officer (since 2012) of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2012). Senior Vice President of Human Resources, Boston Scientific (2010–2012); President of Integrated People Solutions (2009–2010); Senior Vice President, Human Resources and various human resources leadership roles, CIGNA Corp. (2001–2009).
Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/21/58	Executive Vice President	One-year term. Executive Vice President since 2006.	Executive Vice President, President of Retirement and Individual Financial Services (since 2011) of TIAA, and Executive Vice President (since 2008) of the TIAA-CREF Fund Complex. Chief Operating Officer (2010–2011), Executive Vice President, Product Development and Management (2009–2010), Executive Vice President, Institutional Client Services (2006–2009), Executive Vice President, Product Management (2005–2006), and Senior Vice President, Pension Products (2003–2005) of TIAA. Director of Covariance (since 2010). Director (since 2007), Chairman and President (since 2012) of TCT Holdings, Inc. Director (2007–2011) and Executive Vice President (2008–2010) of TCAM. Manager (since 2006), President and Chief Executive Officer (2006–2010) of Redwood. Director of Tuition Financing (2008–2009) and Executive Vice President of TC Life (2009–2010).
Constance K. Weaver TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/26/52	Executive Vice President	One-year term. Executive Vice President since 2010.	Executive Vice President, Chief Marketing Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2010); Chief Communications Officer of TIAA (2010–2011). Senior Vice President, The Hartford Financial Services Group, Inc. (2008–2010).

Please note that the Funds’ Statement of Additional Information (SAI) includes information about the Funds’ trustees and is available, without charge, through our website, tiaa-cref.org, or by calling 800 223–1200.

84	2014 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Renewal of investment management agreement (unaudited)

Board renewal of the investment management agreement for the TIAA-CREF Lifecycle Index Funds

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Trust on behalf of TIAA-CREF Lifecycle Index Fund series (the “Funds”). Under the Agreement, TAI is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Funds.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Trustees are deemed to be independent persons for this purpose.

Overview of the renewal process

The Board held meetings on March 14, 2014 and March 27, 2014, at which it considered the annual renewal of the Agreement with respect to each applicable Fund using its previously-established process. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with TAI, other Board members and legal counsel to the Trustees to develop guidelines and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals. The Operations Committee also had worked with TAI to schedule and report on various follow-up items throughout the prior year that were requested by the Committee and the Board during the 2013 renewal process. During a series of meetings held prior to the March 14 and March 27, 2014 Board meetings, the Operations Committee, along with other Board Committees, as applicable, had reviewed such guidelines and follow-up requests in consultation with TAI representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to TAI and the Trust, and then evaluated the information produced in accordance with those guidelines and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established various guidelines regarding the preparation of reports to be provided to the Board with respect to each Fund by the Global Fiduciary Review unit of Lipper, Inc. (“Lipper”), including meeting with representatives of Lipper in person. Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidelines provided by the Operations Committee on behalf of the Board, Lipper produced, among other information, performance and expense comparison

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Renewal of investment management agreement (unaudited)

data regarding each Fund, including data relating to each Fund’s management fee rates, total expense ratios, short-term and long-term investment performance, portfolio turnover rates and brokerage commission costs. Lipper also compared much of this data for each Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Lipper, and, in the case of the investment performance data, against one or more appropriate broad-based benchmark indices. In each case, Lipper summarized the methodologies it employed to provide the data contained in its reports. In addition, Lipper represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Lipper also represented that it (and not TAI) had identified the selected comparative peer groups and universes and that it did so in a manner that was not intended to produce biased results for its clients.

Among other matters, the Board also requested and reviewed various information provided by TAI to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by TAI with respect to its services to each Fund pursuant to the Agreement. In this connection, the Board recognized that different Trustees could, and likely would, give different weight to different factors when evaluating the profits, if any, realized or anticipated to be realized by TAI, which is also true of their assessment of each Fund’s management fee rate and other aspects of the proposed renewal of the Agreement.

In advance of the Board meetings held on March 14 and March 27, 2014, legal counsel for the Trustees requested on behalf of the Board, and TAI provided, extensive information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, and a narrative analysis of the performance of each Fund that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s fee rate under the Agreement to the fee rates of any other comparable accounts managed by TAI or its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TAI or its affiliates due to their relationship with the Funds aside from TAI’s direct fee payments pursuant to the Agreement; (5) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, business continuity plans, insurance coverage, compliance programs, any material pending litigation or compliance issues, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by TAI

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continued

in connection with rendering services to the Funds; (6) information as to any profits earned by TAI in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related service agreements between the Funds and affiliates of TAI; (8) a copy of TAI’s Form ADV registration statement as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement.

In considering whether to renew the Agreement with respect to each Fund, the Board reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services provided or to be provided by TAI to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by TAI and its affiliates from their relationship with the Fund; (4) fees charged by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (7) comparisons of services and fee rates with any contracts entered into by TAI with other clients to whom TAI provides comparable services; and (8) any other benefits derived or anticipated to be derived by TAI or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis in connection with the Board’s general oversight duties with respect to the Funds. In addition, the Board received and considered information from its legal counsel as to certain relevant guidelines that relate to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the Board considered the Agreement with respect to all Funds, the Board received and considered Fund-specific information and made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 27, 2014, the Board voted unanimously to renew the Agreement for each Fund. Set forth below are certain general factors the Board considered for all of the Funds, followed by a summary of certain specific factors the Board considered for each particular Fund.

The nature, extent and quality of services

The Board considered that TAI is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at

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Renewal of investment management agreement (unaudited)

TAI also manage various accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Life Funds, TIAA Separate Account VA-1 and the other series of the Trust. Under the Agreement, TAI is responsible for, among other duties: managing the assets of the Funds (which are funds of funds that invest their assets in the securities of other investment companies managed by TAI, referred to as “underlying funds”), including selecting underlying funds and allocating the Funds’ assets among the underlying funds, conducting research, recommending investments and placing orders to buy and sell securities for the Funds’ investment portfolios; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Funds to the Board on a regular basis; and carrying out, or overseeing the provision of, various administrative services to the Funds. The Board considered that TAI has carried out these responsibilities in a competent and professional manner.

The Board also considered, among other factors, the performance of each of the Funds, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by TAI and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TAI’s oversight of those service providers and the outsourcing of certain services to other firms.

Investment performance

The Board considered the investment performance of each Fund, over the periods indicated in the Fund-by-Fund synopsis below. The Board considered each Fund’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index. The Board also reviewed the performance of each Fund before any reductions for fees or expenses. This analysis considered the impact of NAV rounding and excluded the effects of fair valuation, securities lending and class action litigation on each Fund’s performance as compared to the performance of its benchmark index. In this regard, the Board considered that the performance of the Funds compared favorably to their respective benchmarks (after considering the effect of expenses incurred to operate the Funds and certain other relevant factors) and the Funds ranked in the top two performance quintiles versus their peer universes of mutual funds. (For additional detail regarding each Fund’s performance, see the Fund-by-Fund synopsis below.) Thus, the Board concluded that, under the totality of circumstances, the investment performance of each Fund was within an acceptable range.

Cost and profitability

The Board considered financial and profitability data relating to TAI for the calendar year 2013 with respect to each Fund based upon the cost allocation methodology utilized by TAI and its affiliates in 2013, as well as the new methodology to be utilized in 2014. The Board considered TAI’s profit calculations with respect to its services to

88	2014 Annual Report ■ TIAA-CREF Lifecycle Index Funds

continued

each Fund both before and after taking into account the costs incurred directly or indirectly by TAI in connection with the distribution of shares of the Fund. The Board also noted TAI’s waiver of a portion of each Fund’s management fees. The Board also acknowledged certain permanent and temporary waivers of management fees and reimbursements of expenses above specified amounts of TIAA-CREF Funds used as underlying investments for the Funds which would reduce the Funds’ expenses. The Board considered that TAI had earned profits with respect to only a few of the Funds (the Lifecycle Index 2030, 2035 and 2040 Funds). However, the Board also noted that each of the Funds was expected to operate at a loss to TAI in the future under the new cost allocation methodology. The Board also considered that TAI may have indirect earnings or losses with respect to the Funds based on the Funds’ investment in affiliated underlying funds also managed by TAI.

During its review of TAI’s profits, the Board noted its ongoing efforts to examine the level of personnel and other resources available to TAI for its portfolio management functions so as to assess whether sufficient resources are being devoted to these functions.

Fees charged by other advisers

The Board considered information regarding fees paid to other advisers for managing similar funds, as analyzed by Lipper. The Board determined that the management fee rates charged to a Fund under the Agreement typically were higher than the management fee rates charged by many or most other comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. Additionally, the Board also considered the potential limitations of such comparisons due to the fact that, in many instances, Lipper based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were within an acceptable range in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether TAI has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund. The Board also considered that because TAI operated each Fund at a loss (or anticipated to operate each Fund at a loss staring in 2014 under the new cost allocation methodology), there was little opportunity to pass economies of scale on to Fund shareholders. Based on all factors considered, the Board concluded that the Funds’ fee schedules were within an acceptable range in light of economies of scale considerations and asset levels.

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Renewal of investment management agreement (unaudited)

Fee comparison with other TAI clients

The Board considered that TAI and its affiliates provide similar investment management services to other investment companies. The Board considered that TAI and its affiliates provide fund-of-funds management services to the Lifestyle Funds, with an annual management fee of 0.10% of average daily net assets, the Lifecycle Funds, which also have an annual management fee of 0.10%, which is entirely waived by TAI, and the TIAA-CREF Managed Allocation Fund, for which TAI receives no management fee. TAI also manages other asset allocation products, such as education savings plans (529 plans).

Other benefits

The Board also considered additional benefits to the Funds and to TAI and its affiliates arising from the Agreement. For example, TAI continues to be willing to waive fees and make expense reimbursements to the Funds and to certain of the underlying funds in which they invest. In addition, TAI and its affiliates may benefit from the advisory relationship with the Funds to the extent that this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both TAI and certain Funds managed by TAI or its affiliates may benefit from economies of scale to the extent that these Funds are managed in the same manner and by the same personnel as certain of the CREF Accounts. TAI may also benefit from the Funds’ investment in underlying funds that are also managed by TAI.

Fund-by-fund factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Lipper. The specific management fee, expense and performance factors outlined below are based on the Retirement Class shares of each Fund (unless noted). Because the Retirement Class generally has higher non-management expenses that the Institutional and Premier Classes and lower non-management expenses than the Retail Class of these Funds, the expenses and performance of these other Classes will differ from the expenses and performance shown for the Retirement Class. Comparative Lipper expense and performance rankings are as of March 31, 2013; all other time periods referenced below are ended December 31, 2013. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category.

Statements below regarding “net profit” or “net loss” refer to whether TAI earned a profit or incurred a loss for the services that it rendered to a Fund during 2013 under the Agreement.

90	2014 Annual Report ■ TIAA-CREF Lifecycle Index Funds

continued

Lifecycle Index Retirement Income Fund

•	The Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive 0.06% of this fee through at least September 30, 2014.
•	The Fund’s actual management fees (including the waiver) and total expenses ranked 2 out of 3 and 3 out of 5 within the group of comparable funds identified by Lipper for expense comparison purposes (“Expense Group”), respectively. The Fund’s actual management fees (including the waiver) and total expenses were in the 4th and 1st quintiles of the universe of comparable funds identified by Lipper for expense comparison purposes (“Expense Universe”), respectively.
•	The Fund ranked one out of 5 and one out of 4 within the group of comparable funds identified by Lipper for performance comparison purposes (“Performance Group”) for the one- and three-year periods, respectively. The Fund was in the 1st quintile of the universe of comparable funds identified by Lipper for performance comparison purposes (“Performance Universe”) for the one- and three-year periods.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any profits or losses that TAI might have earned or incurred with respect to the underlying funds (which also are managed by TAI) in which this Fund invests.

Lifecycle Index 2010 Fund

•	The Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive 0.05% of this fee through at least September 30, 2014.
•	The Fund’s actual management fees (including the waiver) and total expenses ranked 1 out of 2 and 3 out of 4 within its Expense Group, respectively. The Fund’s actual management fees (including the waiver) and total expenses were in the 2nd quintile of its Expense Universe.
•	The Fund ranked one out of 4 within its Performance Group for the one- and three-year periods. The Fund was in the 2nd and 1st quintiles of its Performance Universe for the one- and three-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any profits or losses that TAI might have earned or incurred with respect to the underlying funds (which also are managed by TAI) in which this Fund invests.

Lifecycle Index 2015 Fund

•	The Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive 0.04% of this fee through at least September 30, 2014.
•	The Fund’s actual management fees (including the waiver) and total expenses ranked 1 out of 2 and 3 out of 4 within its Expense Group, respectively. The Fund’s

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actual management fees (including the waiver) and total expenses were in the 2nd quintile of its Expense Universe.
•	The Fund ranked 2 out of 4 and 1 out of 4 within its Performance Group for the one-and three-year periods, respectively. The Fund was in the 2nd and 1st quintiles of its Performance Universe for the one- and three-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any profits or losses that TAI might have earned or incurred with respect to the underlying funds (which also are managed by TAI) in which this Fund invests.

Lifecycle Index 2020 Fund

•	The Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive 0.04% of this fee through at least September 30, 2014.
•	The Fund’s actual management fees (including the waiver) and total expenses ranked 2 out of 3 and 2 out of 5 within its Expense Group, respectively. The Fund’s actual management fees (including the waiver) and total expenses were in the 4th and 1st quintiles of its Expense Universe, respectively.
•	The Fund ranked 2 out of 5 and 1 out of 4 within its Performance Group for the one-and three-year periods, respectively. The Fund was in the 2nd and 1st quintiles of its Performance Universe for the one- and three-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any profits or losses that TAI might have earned or incurred with respect to the underlying funds (which also are managed by TAI) in which this Fund invests.

Lifecycle Index 2025 Fund

•	The Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive 0.03% of this fee through at least September 30, 2014.
•	The Fund’s actual management fees (including the waiver) and total expenses ranked 2 out of 3 and 2 out of 5 within its Expense Group, respectively. The Fund’s actual management fees (including the waiver) and total expenses were in the 4th and 1st quintiles of its Expense Universe, respectively.
•	The Fund ranked 1 out of 5 and 1 out of 4 within its Performance Group for the one-and three-year periods, respectively. The Fund was in the 2nd and 1st quintiles of its Performance Universe for the one- and three-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any profits or losses that TAI might have earned or incurred with respect to the underlying funds (which also are managed by TAI) in which this Fund invests.

92	2014 Annual Report ■ TIAA-CREF Lifecycle Index Funds

continued

Lifecycle Index 2030 Fund

•	The Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive 0.02% of this fee through at least September 30, 2014.
•	The Fund’s actual management fees (including the waiver) and total expenses ranked 2 out of 3 and 2 out of 5 within its Expense Group, respectively. The Fund’s actual management fees (including the waiver) and total expenses were in the 4th and 1st quintiles of its Expense Universe, respectively.
•	The Fund ranked 1 out of 5 and 1 out of 4 within its Performance Group for the one-and three-year periods, respectively. The Fund was in the 2nd and 1st quintiles of its Performance Universe for the one- and three-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period, without taking into account any profits or losses that TAI might have earned or incurred with respect to the underlying funds (which also are managed by TAI) in which this Fund invests.

Lifecycle Index 2035 Fund

•	The Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive 0.02% of this fee through at least September 30, 2014.
•	The Fund’s actual management fees (including the waiver) and total expenses ranked 2 out of 3 and 1 out of 5 within its Expense Group, respectively. The Fund’s actual management fees (including the waiver) and total expenses were in the 4th and 1st quintiles of its Expense Universe, respectively.
•	The Fund ranked 1 out of 5 and 1 out of 4 within its Performance Group for the one- and three-year periods, respectively. The Fund was in the 1st quintile of its Performance Universe for the one- and three-year periods.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period, without taking into account any profits or losses that TAI might have earned or incurred with respect to the underlying funds (which also are managed by TAI) in which this Fund invests.

Lifecycle Index 2040 Fund

•	The Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive 0.02% of this fee through at least September 30, 2014.
•	The Fund’s actual management fees (including the waiver) and total expenses ranked 2 out of 3 and 1 out of 5 within its Expense Group, respectively. The Fund’s actual management fees (including the waiver) and total expenses were in the 4th and 1st quintiles of its Expense Universe, respectively.
•	The Fund ranked 1 out of 5 and 1 out of 4 within its Performance Group for the one- and three-year periods, respectively. The Fund was in the 1st quintile of its Performance Universe for the one- and three-year periods.

TIAA-CREF Lifecycle Index Funds ■ 2014 Annual Report	93

Renewal of investment management agreement (unaudited)

•	The Fund received an Overall Morningstar Rating of 5 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period, without taking into account any profits or losses that TAI might have earned or incurred with respect to the underlying funds (which also are managed by TAI) in which this Fund invests.

Lifecycle Index 2045 Fund

•	The Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive 0.02% of this fee through at least September 30, 2014.
•	The Fund’s actual management fees (including the waiver) and total expenses ranked 2 out of 3 and 1 out of 5 within its Expense Group, respectively. The Fund’s actual management fees (including the waiver) and total expenses were in the 4th and 1st quintiles of its Expense Universe, respectively.
•	The Fund ranked 1 out of 5 and 1 out of 4 within its Performance Group for the one- and three-year periods, respectively. The Fund was in the 1st quintile of its Performance Universe for the one- and three-year periods.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period, without taking into account any profits or losses that TAI might have earned or incurred with respect to the underlying funds (which also are managed by TAI) in which this Fund invests.

Lifecycle Index 2050 Fund

•	The Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive 0.02% of this fee through at least September 30, 2014.
•	The Fund’s actual management fees (including the waiver) and total expenses ranked 2 out of 3 and 1 out of 5 within its Expense Group, respectively. The Fund’s actual management fees (including the waiver) and total expenses were in the 4th and 1st quintiles of its Expense Universe, respectively.
•	The Fund ranked 1 out of 5 and 1 out of 4 within its Performance Group for the one- and three-year periods, respectively. The Fund was in the 1st quintile of its Performance Universe for the one- and three-year periods.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any profits or losses that TAI might have earned or incurred with respect to the underlying funds (which also are managed by TAI) in which this Fund invests.

Lifecycle Index 2055 Fund

•	The Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive 0.02% of this fee through at least September 30, 2014.

94	2014 Annual Report ■ TIAA-CREF Lifecycle Index Funds

concluded

•	The Fund’s actual management fees (including the waiver) and total expenses ranked 3 out of 3 and 1 out of 5 within its Expense Group, respectively. The Fund’s actual management fees (including the waiver) and total expenses were in the 5th and 1st quintiles of its Expense Universe, respectively.
•	The Fund ranked 1 out of 5 and 1 out of 2 within its Performance Group for the one-year and since-inception periods, respectively. The Fund was in the 2nd and 1st quintiles of its Performance Universe for the one-year and since-inception periods, respectively.
•	The Fund is too new to have received an Overall Morningstar Rating.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any profits or losses that TAI might have earned or incurred with respect to the underlying funds (which also are managed by TAI) in which this Fund invests.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

TIAA-CREF Lifecycle Index Funds ■ 2014 Annual Report	95

Important tax information (unaudited)

TIAA-CREF Lifecycle Index Funds

For the year ended May 31, 2014, the Lifecycle Index Funds designate the following distribution amounts (or the maximum amount allowable) as being from net long-term capital gains:

Fund	Long-term capital gains
Lifecycle Index Retirement Income	$51,723
Lifecycle Index 2010	271,978
Lifecycle Index 2015	491,754
Lifecycle Index 2020	693,905
Lifecycle Index 2025	714,988
Lifecycle Index 2030	793,248
Lifecycle Index 2035	807,303
Lifecycle Index 2040	1,036,095
Lifecycle Index 2045	392,746
Lifecycle Index 2050	239,676
Lifecycle Index 2055	49,309

For the year ended May 31, 2014, the Lifecycle Index Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualified dividends:

Fund	Percentage
Lifecycle Index Retirement Income	27.54%
Lifecycle Index 2010	30.12%
Lifecycle Index 2015	34.42%
Lifecycle Index 2020	42.16%
Lifecycle Index 2025	48.44%
Lifecycle Index 2030	52.95%
Lifecycle Index 2035	59.54%
Lifecycle Index 2040	62.20%
Lifecycle Index 2045	68.24%
Lifecycle Index 2050	66.67%
Lifecycle Index 2055	66.56%

For the year ended May 31, 2014, the Lifecycle Index Funds designated the following percentages (or maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction:

Fund	Percentage
Lifecycle Index Retirement Income	18.46%
Lifecycle Index 2010	20.45%
Lifecycle Index 2015	23.20%
Lifecycle Index 2020	28.27%
Lifecycle Index 2025	32.31%
Lifecycle Index 2030	35.20%
Lifecycle Index 2035	39.41%
Lifecycle Index 2040	41.10%
Lifecycle Index 2045	45.07%
Lifecycle Index 2050	44.06%
Lifecycle Index 2055	44.02%

96	2014 Annual Report ■ TIAA-CREF Lifecycle Index Funds

concluded

For the year ended May 31, 2014, the Lifecycle Index Funds received the following amounts of income from their respective underlying funds that was from foreign sources:

Fund	Foreign source income	Foreign source income per share
Lifecycle Index Retirement Income Fund	$55,606	$0.02369
Lifecycle Index 2010 Fund	284,811	0.02914
Lifecycle Index 2015 Fund	600,615	0.03383
Lifecycle Index 2020 Fund	982,243	0.04006
Lifecycle Index 2025 Fund	1,109,032	0.04675
Lifecycle Index 2030 Fund	1,277,548	0.05378
Lifecycle Index 2035 Fund	1,401,437	0.06095
Lifecycle Index 2040 Fund	1,797,599	0.06595
Lifecycle Index 2045 Fund	742,570	0.06540
Lifecycle Index 2050 Fund	472,452	0.06548
Lifecycle Index 2055 Fund	95,338	0.05203

For the year ended May 31, 2014, the Lifecycle Index Funds have elected to pass through the following amounts of foreign taxes paid by their respective underlying funds:

Fund	Foreign taxes paid	Foreign taxes paid per share
Lifecycle Index Retirement Income Fund	$3,589	$0.00153
Lifecycle Index 2010 Fund	18,380	0.00188
Lifecycle Index 2015 Fund	38,767	0.00218
Lifecycle Index 2020 Fund	63,400	0.00259
Lifecycle Index 2025 Fund	71,584	0.00302
Lifecycle Index 2030 Fund	82,492	0.00347
Lifecycle Index 2035 Fund	90,420	0.00393
Lifecycle Index 2040 Fund	116,030	0.00426
Lifecycle Index 2045 Fund	47,930	0.00422
Lifecycle Index 2050 Fund	30,487	0.00423
Lifecycle Index 2055 Fund	6,154	0.00336

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2014, which will be reported in conjunction with your 2014 form 1099-DIV.

By early 2015, shareholders should receive their Form 1099-DIV and a tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax adviser.

TIAA-CREF Lifecycle Index Funds ■ 2014 Annual Report	97

Additional information about index providers (unaudited)

Russell Indexes

The Russell 3000® Index is a trademark/service mark of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The funds are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the funds nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE OR THE RESULTS OF USE OR THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITIES (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

MSCI Indexes

The funds are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Teachers Advisors, Inc. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of this fund or any other person or entity regarding the advisability of investing in funds generally or in this fund particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to this fund or the issuer or owners of this fund or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of this fund or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of this fund to be issued or in the determination or calculation of the equation by or the consideration into which

98	2014 Annual Report ■ TIAA-CREF Lifecycle Index Funds

concluded

this fund is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of this fund or any other person or entity in connection with the administration, marketing or offering of this fund.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

No purchaser, seller or holder of this security, product or fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

TIAA-CREF Lifecycle Index Funds ■ 2014 Annual Report	99

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How to reach us

TIAA-CREF website

tiaa-cref.org
24 hours a day, 7 days a week

Automated telephone service

800 842-2252
24 hours a day, 7 days a week

For the hearing- or speech-impaired

800 842-2755
8 a.m. to 10 p.m. (ET), Monday–Friday
9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 842-2252. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products.

©2014 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206.

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Understanding your Lifestyle Funds report

This annual report contains information about the investment performance and holdings of the Lifestyle Funds, an offering of the TIAA-CREF Funds, and describes the funds’ results for the twelve months ended May 31, 2014. The report contains three main sections:

•	The fund performance section compares each fund’s investment returns with those of its composite benchmark and a broad market index.
•	The portfolios of investments list the underlying TIAA-CREF Funds in which each fund had investments as of May 31, 2014.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252 for the Institutional, Premier and Retirement classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

2	2014 Annual Report ■ TIAA-CREF Lifestyle Funds

Information for investors

Portfolio listings

The complete portfolios of investments for the Lifestyle Funds begin on page 22 of this report. You can also obtain lists of the holdings of the Lifestyle Funds and of the underlying funds in which the Lifestyle Funds invest (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or
•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can obtain a complete list of the Lifestyle Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of May 31 or November 30; Form N-Q filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

A description of our proxy voting policies and procedures for the underlying funds of the Lifestyle Funds can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You may also call us at 800 842-2252 to request a free copy. A report of how the Lifestyle Funds’ underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

Fund management

The Lifestyle Funds are managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the funds.

TIAA-CREF Lifestyle Funds ■ 2014 Annual Report	3

About the funds’ composite benchmarks

Each Lifestyle fund uses a composite benchmark that represents the general market sectors in which that fund invests. These may include U.S. equity (stocks), international equity (foreign stocks), fixed income and short-term fixed income. A fund’s composite benchmark may combine the following public indexes in proportions that reflect the fund’s target market sector allocations:

•	The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
•	The MSCI All Country World ex USA Index (international equity) measures the performance of large- and mid-cap stocks in 43 developed and emerging market countries, excluding the United States.
•	The Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.
•	The Barclays U.S. 1–3 Year Government/Credit Bond Index measures the performance of U.S. Treasury and agency securities and corporate bonds with 1- to 3-year maturities.*

*	On January 1, 2014, the Barclays U.S. 1–3 Year Government/Credit Bond Index replaced the Barclays U.S. 1–5 Year Government/Credit Bond Index as the Short-Term Bond Fund’s benchmark.

Russell 3000 is a trademark and service mark of Russell Investments. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

4	2014 Annual Report ■ TIAA-CREF Lifestyle Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear in the tables on pages 6 through 9 are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs or the costs incurred by the funds for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your costs of investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (December 1, 2013–May 31, 2014).

Actual expenses

The first line of the two lines listed for each fund in the tables uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. All of the funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each fund’s entry shows a hypothetical account value and hypothetical expenses based on the share class’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Lifestyle Funds ■ 2014 Annual Report	5

Important information about expenses

Expense examples

Six months ended May 31, 2014

Lifestyle Funds	Beginning account value	Ending account value	Expenses paid during period	*	Effective expenses paid during period	†
Institutional Class	(12/1/13)	(5/31/14)	(12/1/13–5/31/14)		(12/1/13–5/31/14)

Income Fund actual return	$1,000.00	$1,027.82	$0.51		$2.22
5% annual hypothetical return	1,000.00	1,024.43	0.50		2.22

Conservative Fund actual return	$1,000.00	$1,036.04	$0.51		$2.49
5% annual hypothetical return	1,000.00	1,024.43	0.50		2.47

Moderate Fund actual return	$1,000.00	$1,044.11	$0.51		$2.70
5% annual hypothetical return	1,000.00	1,024.43	0.50		2.67

Growth Fund actual return	$1,000.00	$1,045.69	$0.51		$2.86
5% annual hypothetical return	1,000.00	1,024.43	0.50		2.82

Aggressive Growth Fund actual return	$1,000.00	$1,046.68	$0.51		$3.01
5% annual hypothetical return	1,000.00	1,024.43	0.50		2.97

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2014. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower. The expense ratio for the period was 0.10% for the Institutional Class of the Lifestyle Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.44% for the Income Fund; 0.49% for the Conservative Fund; 0.53% for the Moderate Fund; 0.56% for the Growth Fund; and 0.59% for the Aggressive Growth Fund.

6	2014 Annual Report ■ TIAA-CREF Lifestyle Funds

continued

Expense examples

Six months ended May 31, 2014

Lifestyle Funds	Beginning account value	Ending account value	Expenses paid during period	*	Effective expenses paid during period	†
Premier Class	(12/1/13)	(5/31/14)	(12/1/13–5/31/14)		(12/1/13–5/31/14)

Income Fund actual return	$1,000.00	$1,027.92	$1.26		$2.98
5% annual hypothetical return	1,000.00	1,023.68	1.26		2.97

Conservative Fund actual return	$1,000.00	$1,035.14	$1.27		$3.25
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.23

Moderate Fund actual return	$1,000.00	$1,043.28	$1.27		$3.46
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.43

Growth Fund actual return	$1,000.00	$1,044.78	$1.27		$3.62
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.58

Aggressive Growth Fund actual return	$1,000.00	$1,045.68	$1.28		$3.77
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.73

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2014. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower. The expense ratio for the period was 0.25% for the Premier Class of the Lifestyle Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.59% for the Income Fund; 0.64% for the Conservative Fund; 0.68% for the Moderate Fund; 0.71% for the Growth Fund; and 0.74% for the Aggressive Growth Fund.

TIAA-CREF Lifestyle Funds ■ 2014 Annual Report	7

Important information about expenses

Expense examples

Six months ended May 31, 2014

Lifestyle Funds	Beginning account value	Ending account value	Expenses paid during period	*	Effective expenses paid during period	†
Retirement Class	(12/1/13)	(5/31/14)	(12/1/13–5/31/14)		(12/1/13–5/31/14)

Income Fund actual return	$1,000.00	$1,026.58	$1.77		$3.49
5% annual hypothetical return	1,000.00	1,023.19	1.77		3.48

Conservative Fund actual return	$1,000.00	$1,034.87	$1.78		$3.75
5% annual hypothetical return	1,000.00	1,023.19	1.77		3.73

Moderate Fund actual return	$1,000.00	$1,042.94	$1.78		$3.97
5% annual hypothetical return	1,000.00	1,023.19	1.77		3.93

Growth Fund actual return	$1,000.00	$1,044.53	$1.78		$4.13
5% annual hypothetical return	1,000.00	1,023.19	1.77		4.08

Aggressive Growth Fund actual return	$1,000.00	$1,044.86	$1.78		$4.28
5% annual hypothetical return	1,000.00	1,023.19	1.77		4.23

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2014. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower. The expense ratio for the period was 0.35% for the Retirement Class of the Lifestyle Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.69% for the Income Fund; 0.74% for the Conservative Fund; 0.78% for the Moderate Fund; 0.81% for the Growth Fund; and 0.84% for the Aggressive Growth Fund.

8	2014 Annual Report ■ TIAA-CREF Lifestyle Funds

concluded

Expense examples

Six months ended May 31, 2014

Lifestyle Funds	Beginning account value	Ending account value	Expenses paid during period	*	Effective expenses paid during period	†
Retail Class	(12/1/13)	(5/31/14)	(12/1/13– 5/31/14)		(12/1/13–5/31/14)

Income Fund actual return	$1,000.00	$1,026.50	$1.92		$3.64
5% annual hypothetical return	1,000.00	1,023.04	1.92		3.63

Conservative Fund actual return	$1,000.00	$1,034.73	$1.98		$3.91
5% annual hypothetical return	1,000.00	1,022.99	1.97		3.88

Moderate Fund actual return	$1,000.00	$1,042.79	$1.99		$4.18
5% annual hypothetical return	1,000.00	1,022.99	1.97		4.13

Growth Fund actual return	$1,000.00	$1,043.57	$2.04		$4.38
5% annual hypothetical return	1,000.00	1,022.94	2.02		4.33

Aggressive Growth Fund actual return	$1,000.00	$1,044.35	$2.24		$4.74
5% annual hypothetical return	1,000.00	1,022.74	2.22		4.68

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2014. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower. The expense ratio for the period was 0.38% for the Income Fund; 0.39% for the Conservative and Moderate Funds; 0.40% for the Growth Fund; and 0.44% for the Aggressive Growth Fund for the Retail Class of the Lifestyle Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.72% for the Income Fund; 0.77% for the Conservative Fund; 0.82% for the Moderate Fund; 0.86% for the Growth Fund; and 0.93% for the Aggressive Growth Fund.

TIAA-CREF Lifestyle Funds ■ 2014 Annual Report	9

Investment results of the Lifestyle Funds

Performance for the twelve months ended May 31, 2014

For the twelve-month reporting period, three of the five TIAA-CREF Lifestyle Funds outperformed their respective composite benchmarks. Institutional Class returns ranged from 5.47% for the Income Fund to 18.34% for the Aggressive Growth Fund. The tables on the following pages show returns for all share classes of the funds.

Markets fluctuate but many end higher

Despite mixed economic signals in many parts of the world, most markets rose for the twelve months. The period began with U.S. stock and bond markets faltering in June 2013, triggered by concerns that the Federal Reserve (“Fed”) might start unwinding its quantitative easing policies sooner than anticipated. Equities rose in the final several months of 2013 as those concerns about easing subsided and economic reports signaled a pickup in the U.S. economy. During that time, European stocks, boosted by a more accommodative monetary policy from the European Central Bank, fueled gains in developed markets overseas.

In January, the Fed began scaling back its monthly purchases of government bonds, which were designed to keep long-term interest rates low. U.S. stocks fell sharply for the month following weaker-than-expected economic data. First-quarter gross domestic product, the output of goods and services in the United States, declined partially as a result of the harsh winter. Worries about slowing growth in emerging nations put downward pressure on domestic and foreign equity markets.

As 2014 progressed, some areas of the U.S. economy improved, the Fed reaffirmed its low interest rate policy, many corporate earnings reports exceeded expectations, and stocks regained their footing. By period-end, unemployment had dropped to 6.3%. Outside the United States, equities rose in anticipation of interest rate cuts.

For the period, the Russell 3000® Index, a broad measure of the U.S. stock market, rose 20.57%. The MSCI All Country World ex USA Index, which measures the performance of large- and mid-cap stocks in 43 developed and emerging market nations excluding the U.S., climbed 14.54% and 11.98% in terms of U.S. dollars and local currencies, respectively. Although emerging markets lagged for the twelve months, many posted significant gains in the last several months of the period.

The prospect of rising interest rates limited U.S. investment-grade bond returns. The broad domestic bond market, as measured by the Barclays U.S. Aggregate Bond Index, rose 2.71% for the period. Short-term Treasury securities returned 1.05%, as measured by the Barclays U.S. 1–3 Year Government/Credit Bond Index.

10	2014 Annual Report ■ TIAA-CREF Lifestyle Funds

Funds benefit from equity markets gains

All five Lifestyle Funds generated positive returns for the twelve-month period helped by robust performance in the U.S. and international equity markets.

The Lifestyle Funds may invest in up to four sectors of the investment markets: U.S. equity (stocks), international equity (foreign stocks), fixed income and short-term fixed income. The Lifestyle Funds do this by investing in various underlying funds that in turn buy stocks, bonds and other securities in these market sectors.

For the period, the funds’ absolute returns—that is, without regard to the performance of their respective composite benchmarks—were lifted by the U.S. and international equity sectors. Within U.S. equity, the Large-Cap Growth and Mid-Cap Value funds had the best returns. The Enhanced International Equity Index and International Equity funds were the top international equity performers.

Exposure to fixed income aids relative performance

The Lifestyle Income, Conservative and Moderate funds outpaced their respective composite benchmarks driven by the fixed-income sector. The Growth and Aggressive Growth funds trailed their composite benchmarks hurt by underperforming foreign and domestic stocks.

Fixed income made the biggest contribution to four of the five Lifestyle Funds’ relative performance. In particular, the Bond Plus Fund outperformed the Barclays U.S. Aggregate Bond Index by nearly one percentage point.

Within U.S. equity, the Large-Cap Growth Fund made the biggest contribution, eclipsing the Russell 1000® Growth Index by over one percentage point. The Small-Cap Equity Fund surpassed its benchmark by over two-and-a-half percentage points. In contrast, the Large-Cap Value and Enhanced Large-Cap Growth Index funds lagged their respective benchmarks.

The international equity segment weighed on returns relative to each Lifestyle fund’s composite benchmark, affecting the Growth and Aggressive Growth funds the most. Notable detractors were the International Opportunities and Emerging Markets Equity funds, which underperformed their respective benchmarks. These negative effects were partly offset by positive relative results from the Enhanced International Equity Index and International Equity funds. (Returns of the Lifestyle Funds’ underlying funds can be found at www.tiaa-cref.org/performance.)

TIAA-CREF Lifestyle Funds ■ 2014 Annual Report	11

Lifestyle Income Fund

Performance as of May 31, 2014

		Total return	Average annual total return
Lifestyle Income Fund	Inception date	1 year	since inception

Institutional Class	12/9/2011	5.47%	6.59%
Premier Class	12/9/2011	5.32	6.45
Retirement Class	12/9/2011	5.23	6.34
Retail Class	12/9/2011	5.20	6.29

Lifestyle Income Fund Composite Index*	—	5.05	5.37	†

Broad market index
Barclays U.S. Aggregate Bond Index	—	2.71	2.71	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	On May 31, 2014, the Lifestyle Income Fund Composite Index consisted of: 40.0% Barclays U.S. Aggregate Bond Index; 40.0% Barclays U.S. 1–3 Year Government/Credit Bond Index; 14.0% Russell 3000® Index; and 6.0% MSCI All Country World ex USA Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Institutional Class.

12	2014 Annual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Income Fund

$10,000 invested at fund’s inception

Institutional Class (inception December 9, 2011)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
% of net assets as of 5/31/2014

Equity

U.S. equity	13.6%

International equity	6.5

Fixed income

Fixed income	39.9

Short-term fixed income	39.8

Other assets & liabilities, net	0.2

Total	100.0

Target allocation

TIAA-CREF Lifestyle Funds ■ 2014 Annual Report	13

Lifestyle Conservative Fund

Performance as of May 31, 2014

		Total return	Average annual total return
Lifestyle Conservative Fund	Inception date	1 year	since inception

Institutional Class	12/9/2011	8.82%	10.23%
Premier Class	12/9/2011	8.66	10.07
Retirement Class	12/9/2011	8.59	9.95
Retail Class	12/9/2011	8.55	9.91

Lifestyle Conservative Fund Composite Index*	—	8.60	8.94	†

Broad market index
Barclays U.S. Aggregate Bond Index	—	2.71	2.71	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	On May 31, 2014, the Lifestyle Conservative Fund Composite Index consisted of: 40.0% Barclays U.S. Aggregate Bond Index; 28.0% Russell 3000® Index; 20.0% Barclays U.S. 1–3 Year Government/Credit Bond Index; and 12.0% MSCI All Country World ex USA Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Institutional Class.

14	2014 Annual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Conservative Fund

$10,000 invested at fund’s inception

Institutional Class (inception December 9, 2011)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
% of net assets
as of 5/31/2014

Equity

U.S. equity	27.6%

International equity	12.5

Fixed income

Fixed income	39.8

Short-term fixed income	19.9

Other assets & liabilities, net	0.2

Total	100.0

Target allocation

TIAA-CREF Lifestyle Funds ■ 2014 Annual Report	15

Lifestyle Moderate Fund

Performance as of May 31, 2014

		Total return	Average annual total return

Lifestyle Moderate Fund	Inception date	1 year	since inception

Institutional Class	12/9/2011	12.29%	13.92%
Premier Class	12/9/2011	12.22	13.77
Retirement Class	12/9/2011	12.06	13.65
Retail Class	12/9/2011	12.01	13.60

Lifestyle Moderate Fund Composite Index*	—	12.21	12.58	†

Broad market index
Russell 3000® Index	—	20.57	21.65	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	On May 31, 2014, the Lifestyle Moderate Fund Composite Index consisted of: 42.0% Russell 3000 Index; 40.0% Barclays U.S. Aggregate Bond Index; and 18.0% MSCI All Country World ex USA Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Institutional Class.

16	2014 Annual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Moderate Fund

$10,000 invested at fund’s inception

Institutional Class (inception December 9, 2011)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

% of net assets as of 5/31/2014

Equity
U.S. equity	41.5%
International equity	18.4
Fixed income	39.9

Other assets & liabilities, net	0.2

Total	100.0

Target allocation

TIAA-CREF Lifestyle Funds ■ 2014 Annual Report	17

Lifestyle Growth Fund

Performance as of May 31, 2014

		Total return	Average annual total return

Lifestyle Growth Fund	Inception date	1 year	since inception

Institutional Class	12/9/2011	15.28%	16.87%
Premier Class	12/9/2011	15.01	16.70
Retirement Class	12/9/2011	14.91	16.58
Retail Class	12/9/2011	14.81	16.49

Lifestyle Growth Fund Composite Index*	—	15.47	15.96	†

Broad market index
Russell 3000® Index	—	20.57	21.65	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	On May 31, 2014, the Lifestyle Growth Fund Composite Index consisted of: 56.0% Russell 3000 Index; 24.0% MSCI All Country World ex USA Index; and 20.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Institutional Class.

18	2014 Annual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Growth Fund

$10,000 invested at fund’s inception

Institutional Class (inception December 9, 2011)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

% of net assets as of 5/31/2014

Equity
U.S. equity	55.4%
International equity	24.4
Fixed income	19.9

Other assets & liabilities, net	0.3

Total	100.0

Target allocation

TIAA-CREF Lifestyle Funds ■ 2014 Annual Report	19

Lifestyle Aggressive Growth Fund

Performance as of May 31, 2014

		Total return	Average annual total return

Lifestyle Aggressive Growth Fund	Inception date	1 year	since inception

Institutional Class	12/9/2011	18.34%	19.82%
Premier Class	12/9/2011	18.16	19.64
Retirement Class	12/9/2011	18.00	19.51
Retail Class	12/9/2011	17.86	19.42

Lifestyle Aggressive Growth Fund Composite Index*	—	18.78	19.37	†

Broad market index
Russell 3000® Index	—	20.57	21.65	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	On May 31, 2014, the Lifestyle Aggressive Growth Fund Composite Index consisted of: 70.0% Russell 3000 Index and 30.0% MSCI All Country World ex USA Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Institutional Class.

20	2014 Annual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Aggressive Growth Fund

$10,000 invested at fund’s inception

Institutional Class (inception December 9, 2011)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

% of net assets as of 5/31/2014

Equity
U.S. equity	69.5%
International equity	30.4

Other assets & liabilities, net	0.1

Total	100.0

Target allocation

TIAA-CREF Lifestyle Funds ■ 2014 Annual Report	21

Portfolio of investments

Lifestyle Income Fund  ■  May 31, 2014

Shares	Security	Value	% of net assets

TIAA-CREF FUNDS — 99.8% (a)

FIXED INCOME — 39.9%
681,257	TIAA-CREF Bond Fund	$7,200,882	18.0%
744,157	TIAA-CREF Bond Plus Fund	7,992,250	19.9
76,245	TIAA-CREF High-Yield Fund	796,759	2.0
	TOTAL FIXED INCOME	15,989,891	39.9
INTERNATIONAL EQUITY — 6.5%
54,269	TIAA-CREF Emerging Markets Equity Fund	603,474	1.5
49,653	TIAA-CREF Enhanced International Equity Index Fund	419,568	1.0
12,907	TIAA-CREF Global Natural Resources Fund	130,749	0.3
65,708	TIAA-CREF International Equity Fund	787,186	2.0
60,820	TIAA-CREF International Opportunities Fund	672,666	1.7
	TOTAL INTERNATIONAL EQUITY	2,613,643	6.5
SHORT-TERM FIXED INCOME — 39.8%
2,993	TIAA-CREF Money Market Fund	2,993	0.0
1,525,658	TIAA-CREF Short-Term Bond Fund	15,927,872	39.8
	TOTAL SHORT-TERM FIXED INCOME	15,930,865	39.8
U.S. EQUITY — 13.6%
44,279	TIAA-CREF Enhanced Large-Cap Growth Index Fund	510,092	1.3
45,806	TIAA-CREF Enhanced Large-Cap Value Index Fund	492,875	1.2
95,911	TIAA-CREF Growth & Income Fund	1,186,424	2.9
92,772	TIAA-CREF Large-Cap Growth Fund	1,417,557	3.5
75,434	TIAA-CREF Large-Cap Value Fund	1,365,362	3.4
1,671	TIAA-CREF Mid-Cap Growth Fund	38,628	0.1
1,178	TIAA-CREF Mid-Cap Value Fund	28,512	0.1
23,006	TIAA-CREF Small-Cap Equity Fund	430,445	1.1
	TOTAL U.S. EQUITY	5,469,895	13.6
	TOTAL TIAA-CREF FUNDS (Cost $38,607,505)	40,004,294	99.8

	TOTAL PORTFOLIO (Cost $38,607,505)	40,004,294	99.8
	OTHER ASSETS & LIABILITIES, NET	74,584	0.2
	NET ASSETS	$40,078,878	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

22	2014 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements

Portfolio of investments

Lifestyle Conservative Fund  ■  May 31, 2014

Shares	Security	Value	% of net assets

TIAA-CREF FUNDS — 99.8% (a)

FIXED INCOME — 39.8%
592,922	TIAA-CREF Bond Fund	$6,267,190	8.0%
2,175,755	TIAA-CREF Bond Plus Fund	23,367,610	29.8
149,465	TIAA-CREF High-Yield Fund	1,561,905	2.0
	TOTAL FIXED INCOME	31,196,705	39.8
INTERNATIONAL EQUITY — 12.5%
172,079	TIAA-CREF Emerging Markets Equity Fund	1,913,523	2.4
216,159	TIAA-CREF Enhanced International Equity Index Fund	1,826,544	2.3
50,666	TIAA-CREF Global Natural Resources Fund	513,250	0.7
255,445	TIAA-CREF International Equity Fund	3,060,230	3.9
225,423	TIAA-CREF International Opportunities Fund	2,493,181	3.2
	TOTAL INTERNATIONAL EQUITY	9,806,728	12.5
SHORT-TERM FIXED INCOME — 19.9%
4,722	TIAA-CREF Money Market Fund	4,722	0.0
1,497,273	TIAA-CREF Short-Term Bond Fund	15,631,526	19.9
	TOTAL SHORT-TERM FIXED INCOME	15,636,248	19.9
U.S. EQUITY — 27.6%
183,521	TIAA-CREF Enhanced Large-Cap Growth Index Fund	2,114,162	2.7
189,885	TIAA-CREF Enhanced Large-Cap Value Index Fund	2,043,161	2.6
373,443	TIAA-CREF Growth & Income Fund	4,619,489	5.9
360,859	TIAA-CREF Large-Cap Growth Fund	5,513,932	7.0
295,060	TIAA-CREF Large-Cap Value Fund	5,340,590	6.8
9,100	TIAA-CREF Mid-Cap Growth Fund	210,397	0.3
7,065	TIAA-CREF Mid-Cap Value Fund	170,964	0.2
90,102	TIAA-CREF Small-Cap Equity Fund	1,685,808	2.1
	TOTAL U.S. EQUITY	21,698,503	27.6
	TOTAL TIAA-CREF FUNDS (Cost $74,199,376)	78,338,184	99.8

	TOTAL PORTFOLIO (Cost $74,199,376)	78,338,184	99.8
	OTHER ASSETS & LIABILITIES, NET	129,766	0.2
	NET ASSETS	$78,467,950	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2014 Annual Report	23

Portfolio of investments

Lifestyle Moderate Fund  ■  May 31, 2014

Shares	Security	Value	% of net assets

TIAA-CREF FUNDS — 99.8% (a)

FIXED INCOME — 39.9%
3,604,050	TIAA-CREF Bond Plus Fund	$38,707,494	37.9%
194,084	TIAA-CREF High-Yield Fund	2,028,178	2.0
	TOTAL FIXED INCOME	40,735,672	39.9
INTERNATIONAL EQUITY — 18.4%
310,587	TIAA-CREF Emerging Markets Equity Fund	3,453,727	3.4
435,584	TIAA-CREF Enhanced International Equity Index Fund	3,680,683	3.6
98,232	TIAA-CREF Global Natural Resources Fund	995,088	1.0
496,061	TIAA-CREF International Equity Fund	5,942,807	5.8
430,166	TIAA-CREF International Opportunities Fund	4,757,631	4.6
	TOTAL INTERNATIONAL EQUITY	18,829,936	18.4
SHORT-TERM FIXED INCOME — 0.0%
6,346	TIAA-CREF Money Market Fund	6,346	0.0
	TOTAL SHORT-TERM FIXED INCOME	6,346	0.0
U.S. EQUITY — 41.5%
353,619	TIAA-CREF Enhanced Large-Cap Growth Index Fund	4,073,689	4.0
366,577	TIAA-CREF Enhanced Large-Cap Value Index Fund	3,944,367	3.9
725,707	TIAA-CREF Growth & Income Fund	8,976,999	8.8
701,860	TIAA-CREF Large-Cap Growth Fund	10,724,422	10.5
573,270	TIAA-CREF Large-Cap Value Fund	10,376,182	10.1
23,751	TIAA-CREF Mid-Cap Growth Fund	549,122	0.5
19,469	TIAA-CREF Mid-Cap Value Fund	471,155	0.5
174,518	TIAA-CREF Small-Cap Equity Fund	3,265,227	3.2
	TOTAL U.S. EQUITY	42,381,163	41.5
	TOTAL TIAA-CREF FUNDS (Cost $95,111,973)	101,953,117	99.8

	TOTAL PORTFOLIO (Cost $95,111,973)	101,953,117	99.8
	OTHER ASSETS & LIABILITIES, NET	181,806	0.2
	NET ASSETS	$102,134,923	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

24	2014 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements

Portfolio of investments

Lifestyle Growth Fund  ■  May 31, 2014

			% of net
Shares	Security	Value	assets

TIAA-CREF FUNDS — 99.7% (a)
FIXED INCOME — 19.9%
837,311	TIAA-CREF Bond Plus Fund	$8,992,716	17.9%
94,668	TIAA-CREF High-Yield Fund	989,284	2.0
	TOTAL FIXED INCOME	9,982,000	19.9
INTERNATIONAL EQUITY — 24.4%
194,232	TIAA-CREF Emerging Markets Equity Fund	2,159,856	4.3
291,075	TIAA-CREF Enhanced International Equity Index Fund	2,459,587	4.9
64,492	TIAA-CREF Global Natural Resources Fund	653,308	1.3
324,385	TIAA-CREF International Equity Fund	3,886,128	7.8
278,491	TIAA-CREF International Opportunities Fund	3,080,114	6.1
	TOTAL INTERNATIONAL EQUITY	12,238,993	24.4
SHORT-TERM FIXED INCOME — 0.0%
3,306	TIAA-CREF Money Market Fund	3,306	0.0
	TOTAL SHORT-TERM FIXED INCOME	3,306	0.0
U.S. EQUITY — 55.4%
231,203	TIAA-CREF Enhanced Large-Cap Growth Index Fund	2,663,455	5.3
239,073	TIAA-CREF Enhanced Large-Cap Value Index Fund	2,572,429	5.1
474,886	TIAA-CREF Growth & Income Fund	5,874,334	11.7
458,457	TIAA-CREF Large-Cap Growth Fund	7,005,224	14.0
375,081	TIAA-CREF Large-Cap Value Fund	6,788,966	13.5
17,533	TIAA-CREF Mid-Cap Growth Fund	405,355	0.8
14,650	TIAA-CREF Mid-Cap Value Fund	354,533	0.7
114,696	TIAA-CREF Small-Cap Equity Fund	2,145,971	4.3
	TOTAL U.S. EQUITY	27,810,267	55.4
	TOTAL TIAA-CREF FUNDS (Cost $44,414,317)	50,034,566	99.7

	TOTAL PORTFOLIO (Cost $44,414,317)	50,034,566	99.7
	OTHER ASSETS & LIABILITIES, NET	148,735	0.3
	NET ASSETS	$50,183,301	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2014 Annual Report	25

Portfolio of investments

Lifestyle Aggressive Growth Fund  ■  May 31, 2014

			% of net
Shares	Security	Value	assets

TIAA-CREF FUNDS — 99.9% (a)
INTERNATIONAL EQUITY — 30.4%
211,181	TIAA-CREF Emerging Markets Equity Fund	$2,348,330	5.3%
327,727	TIAA-CREF Enhanced International Equity Index Fund	2,769,296	6.2
71,859	TIAA-CREF Global Natural Resources Fund	727,936	1.6
361,624	TIAA-CREF International Equity Fund	4,332,253	9.7
309,169	TIAA-CREF International Opportunities Fund	3,419,404	7.6
	TOTAL INTERNATIONAL EQUITY	13,597,219	30.4
SHORT-TERM FIXED INCOME — 0.0%
4,048	TIAA-CREF Money Market Fund	4,048	0.0
	TOTAL SHORT-TERM FIXED INCOME	4,048	0.0
U.S. EQUITY — 69.5%
256,930	TIAA-CREF Enhanced Large-Cap Growth Index Fund	2,959,829	6.6
265,992	TIAA-CREF Enhanced Large-Cap Value Index Fund	2,862,070	6.4
528,469	TIAA-CREF Growth & Income Fund	6,537,160	14.6
511,871	TIAA-CREF Large-Cap Growth Fund	7,821,384	17.5
418,448	TIAA-CREF Large-Cap Value Fund	7,573,903	16.9
20,878	TIAA-CREF Mid-Cap Growth Fund	482,691	1.1
17,579	TIAA-CREF Mid-Cap Value Fund	425,401	1.0
127,719	TIAA-CREF Small-Cap Equity Fund	2,389,618	5.4
	TOTAL U.S. EQUITY	31,052,056	69.5
	TOTAL TIAA-CREF FUNDS (Cost $38,148,115)	44,653,323	99.9

	TOTAL PORTFOLIO (Cost $38,148,115)	44,653,323	99.9
	OTHER ASSETS & LIABILITIES, NET	58,126	0.1
	NET ASSETS	$44,711,449	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

26	2014 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements

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TIAA-CREF Lifestyle Funds ■ 2014 Annual Report	27

Statements of assets and liabilities

TIAA-CREF Lifestyle Funds  ■  May 31, 2014

	Lifestyle Income Fund	Lifestyle Conservative Fund	Lifestyle Moderate Fund	Lifestyle Growth Fund	Lifestyle Aggressive Growth Fund

ASSETS
Affiliated investments, at value‡	$40,004,294	$78,338,184	$101,953,117	$50,034,566	$44,653,323
Cash	46,038	193,651	400,354	111,873	127,268
Receivable from Fund shares sold	50,117	78,457	115,805	120,271	33,037
Dividends receivable	53,517	88,151	94,618	24,311	—
Due from affiliates	1,410	1,518	—	1,517	1,431
Other	393	572	651	439	413
Total assets	40,155,769	78,700,533	102,564,545	50,292,977	44,815,472

LIABILITIES
Management fees payable	438	855	1,114	548	488
Service agreement fees payable	300	491	887	457	530
Distribution fees payable	5,598	11,652	13,661	6,376	4,542
Due to affiliates	512	885	2,208	585	557
Payable for securities transactions	56,000	197,500	386,000	84,000	82,250
Payable for Fund shares redeemed	—	300	1,000	1,000	—
Accrued expenses and other payables	14,043	20,900	24,752	16,710	15,656
Total liabilities	76,891	232,583	429,622	109,676	104,023

NET ASSETS	$40,078,878	$78,467,950	$102,134,923	$50,183,301	$44,711,449

NET ASSETS CONSIST OF:
Paid-in-capital	$38,369,606	$73,385,428	$93,784,052	$43,588,931	$37,211,377
Undistributed net investment income (loss)	81,199	127,784	125,014	58,440	(37,682)
Accumulated net realized gain (loss) on total investments	231,284	815,930	1,384,713	915,681	1,032,546
Net unrealized appreciation (depreciation) on total investments	1,396,789	4,138,808	6,841,144	5,620,249	6,505,208

NET ASSETS	$40,078,878	$78,467,950	$102,134,923	$50,183,301	$44,711,449

INSTITUTIONAL CLASS:
Net assets	$1,712,062	$3,103,466	$2,506,168	$1,782,919	$2,569,849
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	155,622	259,672	193,783	129,710	176,033
Net asset value per share	$11.00	$11.95	$12.93	$13.75	$14.60

PREMIER CLASS:
Net assets	$1,167,113	$1,268,064	$1,376,053	$1,465,433	$1,558,977
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	106,125	106,134	106,450	106,686	106,870
Net asset value per share	$11.00	$11.95	$12.93	$13.74	$14.59

RETIREMENT CLASS:
Net assets	$10,981,310	$18,039,377	$32,654,686	$16,575,415	$19,482,784
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	998,532	1,510,699	2,527,621	1,208,374	1,338,037
Net asset value per share	$11.00	$11.94	$12.92	$13.72	$14.56

RETAIL CLASS:
Net assets	$26,218,393	$56,057,043	$65,598,016	$30,359,534	$21,099,839
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,384,004	4,695,361	5,078,902	2,215,336	1,449,952
Net asset value per share	$11.00	$11.94	$12.92	$13.70	$14.55
‡ Affiliated investments, cost	$38,607,505	$74,199,376	$95,111,973	$44,414,317	$38,148,115

28	2014 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2014 Annual Report	29

Statements of operations

TIAA-CREF Lifestyle Funds  ■  For the year ended May 31, 2014

	Lifestyle Income Fund	Lifestyle Conservative Fund	Lifestyle Moderate Fund	Lifestyle Growth Fund	Lifestyle Aggressive Growth Fund

INVESTMENT INCOME
Dividends from affiliated investments	$572,891	$1,013,132	$1,258,981	$542,988	$386,328
Total income	572,891	1,013,132	1,258,981	542,988	386,328

EXPENSES
Management fees	30,743	55,053	68,957	36,594	34,031
Shareholder servicing — Institutional Class	205	231	206	205	205
Shareholder servicing — Premier Class	67	99	66	67	67
Shareholder servicing — Retirement Class	22,299	35,133	56,561	32,716	38,070
Shareholder servicing — Retail Class	6,495	14,790	18,262	12,528	13,005
Distribution fees — Premier Class	1,872	2,442	2,108	2,158	2,417
Distribution fees — Retail Class	48,021	93,404	107,636	51,426	38,278
Registration fees	41,492	43,711	44,185	42,396	41,329
Professional fees	22,976	23,089	23,178	23,021	22,975
Shareholder reports	18,961	26,698	30,109	20,606	19,556
Custody and accounting fees	15,669	15,647	15,701	15,649	15,538
Administrative service fees	2,370	4,008	4,985	2,681	2,525
Trustee fees and expenses	244	422	523	279	265
Other expenses	23,780	27,122	29,466	24,399	27,401
Total expenses	235,194	341,849	401,943	264,725	255,662
Less: Expenses reimbursed by the investment adviser	(126,523)	(141,297)	(148,695)	(130,704)	(129,947)
Net expenses	108,671	200,552	253,248	134,021	125,715

Net Investment income (loss)	464,220	812,580	1,005,733	408,967	260,613

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	115,587	283,756	332,644	358,146	403,727
Realized gain distributions from affiliated investments	435,137	1,361,896	2,498,854	1,641,472	1,897,094
Realized gain (loss) from sale of unaffiliated investments	(4,643)	3,887	(3,342)	570	13,590
Net realized gain (loss) from investments	546,081	1,649,539	2,828,156	2,000,188	2,314,411
Net change in unrealized appreciation (depreciation) from affiliated investments	662,361	2,296,883	4,029,888	2,550,252	2,838,055
Net realized and unrealized gain (loss) from investments	1,208,442	3,946,422	6,858,044	4,550,440	5,152,466
Net increase (decrease) in net assets from operations	$1,672,662	$4,759,002	$7,863,777	$4,959,407	$5,413,079

30	2014 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2014 Annual Report	31

Statements of changes in net assets

TIAA-CREF Lifestyle Funds  ■  For the year ended

		Lifestyle Income Fund		Lifestyle Conservative Fund		Lifestyle Moderate Fund
		May 31, 2014	May 31, 2013	May 31, 2014	May 31, 2013	May 31, 2014	May 31, 2013

OPERATIONS
Net investment income (loss)		$464,220	$272,484	$812,580	$355,515	$1,005,733	$363,321
Net realized gain (loss) from investments		546,081	260,295	1,649,539	348,084	2,828,156	346,075
Net change in unrealized appreciation (depreciation) from affiliated investments		662,361	548,146	2,296,883	1,629,666	4,029,888	2,587,883
Net increase (decrease) in net assets from operations		1,672,662	1,080,925	4,759,002	2,333,265	7,863,777	3,297,279

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(34,957)	(27,865)	(61,731)	(26,163)	(62,701)	(27,335)
	Premier Class	(25,308)	(27,705)	(33,692)	(35,475)	(37,427)	(25,194)
	Retirement Class	(175,812)	(110,500)	(333,883)	(119,706)	(642,842)	(138,797)
	Retail Class	(379,800)	(174,583)	(870,628)	(242,559)	(1,195,290)	(237,289)
From realized gains:	Institutional Class	(14,161)	(2,063)	(20,727)	(1,262)	(17,602)	(762)
	Premier Class	(9,654)	(2,315)	(9,806)	(1,860)	(10,571)	(746)
	Retirement Class	(76,597)	(9,822)	(114,947)	(6,641)	(195,743)	(4,373)
	Retail Class	(169,340)	(15,863)	(305,112)	(13,754)	(365,708)	(7,619)
Total distributions		(885,629)	(370,716)	(1,750,526)	(447,420)	(2,527,884)	(442,115)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	511,711	328,104	1,528,055	394,019	886,219	183,663
	Premier Class	39,988	199,994	290,512	78,649	276,701	26,513
	Retirement Class	5,229,975	3,296,023	10,190,680	4,777,505	21,038,141	8,093,022
	Retail Class	15,195,298	9,177,985	37,468,503	16,085,604	46,627,570	15,314,999
Reinvestments of distributions:	Institutional Class	49,118	29,928	82,458	27,425	80,303	28,097
	Premier Class	34,962	30,020	43,498	37,335	47,998	25,940
	Retirement Class	252,409	120,322	448,830	126,347	838,585	143,170
	Retail Class	520,240	186,285	1,132,910	241,035	1,541,357	241,096
Redemptions:	Institutional Class	(319,953)	—	(123,140)	(50,190)	(26,534)	—
	Premier Class	(287,601)	—	(929,708)	(15,148)	(323,057)	—
	Retirement Class	(1,568,150)	(942,196)	(2,370,035)	(633,850)	(3,272,915)	(1,124,365)
	Retail Class	(3,672,257)	(1,031,543)	(6,058,240)	(1,551,190)	(7,699,017)	(1,968,390)
Net increase (decrease) from shareholder transactions		15,985,740	11,394,922	41,704,323	19,517,541	60,015,351	20,963,745
Net increase (decrease) in net assets		16,772,773	12,105,131	44,712,799	21,403,386	65,351,244	23,818,909

NET ASSETS
Beginning of period		23,306,105	11,200,974	33,755,151	12,351,765	36,783,679	12,964,770
End of period		$40,078,878	$23,306,105	$78,467,950	$33,755,151	$102,134,923	$36,783,679
Undistributed net investment income (loss) included in net assets		$81,199	$48,789	$127,784	$53,436	$125,014	$39,595

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	46,900	30,800	129,368	35,259	70,765	15,746
	Premier Class	3,758	18,704	25,254	7,231	23,091	2,386
	Retirement Class	484,069	309,739	881,499	431,908	1,691,824	703,402
	Retail Class	1,405,672	863,168	3,226,846	1,459,932	3,746,806	1,338,883
Shares reinvested:	Institutional Class	4,579	2,835	7,127	2,526	6,465	2,518
	Premier Class	3,261	2,844	3,772	3,440	3,868	2,326
	Retirement Class	23,515	11,396	38,825	11,622	67,462	12,803
	Retail Class	48,458	17,624	97,961	22,129	123,965	21,540
Shares redeemed:	Institutional Class	(30,034)	—	(10,653)	(4,422)	(2,093)	—
	Premier Class	(26,511)	—	(78,549)	(1,386)	(25,558)	—
	Retirement Class	(144,666)	(88,654)	(203,505)	(57,043)	(261,003)	(98,014)
	Retail Class	(340,370)	(97,064)	(519,948)	(138,625)	(617,460)	(178,958)
Net increase (decrease) from shareholder transactions		1,478,631	1,071,392	3,597,997	1,772,571	4,828,132	1,822,632

32	2014 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2014 Annual Report	33

Statements of changes in net assets	concluded

TIAA-CREF Lifestyle Funds  ■  For the year ended

		Lifestyle Growth Fund		Lifestyle Aggressive Growth Fund
		May 31, 2014	May 31, 2013	May 31, 2014	May 31, 2013

OPERATIONS
Net investment income (loss)		$408,967	$240,558	$260,613	$181,202
Net realized gain (loss) from investments		2,000,188	291,738	2,314,411	319,301
Net change in unrealized appreciation (depreciation) from affiliated investments		2,550,252	2,815,080	2,838,055	3,444,757
Net increase (decrease) in net assets from operations		4,959,407	3,347,376	5,413,079	3,945,260

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(51,855)	(24,213)	(73,339)	(20,090)
	Premier Class	(40,178)	(21,160)	(45,781)	(17,306)
	Retirement Class	(377,035)	(96,342)	(483,608)	(87,136)
	Retail Class	(589,584)	(132,703)	(483,075)	(86,426)
From realized gains:	Institutional Class	(27,111)	(1,290)	(44,827)	(603)
	Premier Class	(22,186)	(1,211)	(29,479)	(568)
	Retirement Class	(210,158)	(5,758)	(312,993)	(2,984)
	Retail Class	(331,556)	(8,066)	(317,739)	(3,141)
Total distributions		(1,649,663)	(290,743)	(1,790,841)	(218,254)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	236,413	132,914	786,657	196,787
	Premier Class	39,535	285,255	256,301	224,960
	Retirement Class	7,172,573	5,355,743	9,303,152	5,686,036
	Retail Class	17,012,475	6,582,736	11,338,814	4,235,529
Reinvestments of distributions:	Institutional Class	78,966	25,503	118,166	20,693
	Premier Class	62,364	22,371	75,260	17,874
	Retirement Class	587,193	102,100	796,601	90,120
	Retail Class	912,941	138,583	789,212	88,130
Redemptions:	Institutional Class	(97,458)	(1,616)	(41,820)	(27,317)
	Premier Class	(353,622)	(30,575)	(515,576)	(26,247)
	Retirement Class	(2,397,551)	(748,687)	(2,813,367)	(953,313)
	Retail Class	(2,207,171)	(644,706)	(2,755,449)	(858,691)
Net increase (decrease) from shareholder transactions		21,046,658	11,219,621	17,337,951	8,694,561
Net increase (decrease) in net assets		24,356,402	14,276,254	20,960,189	12,421,567

NET ASSETS
Beginning of period		25,826,899	11,550,645	23,751,260	11,329,693
End of period		$50,183,301	$25,826,899	$44,711,449	$23,751,260
Undistributed net investment income (loss) included in net assets		$58,440	$25,375	$(37,682)	$(23,545)

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	17,371	11,425	54,212	16,768
	Premier Class	3,058	24,136	18,149	18,260
	Retirement Class	543,338	450,621	667,786	474,689
	Retail Class	1,286,968	559,937	812,670	353,327
Shares reinvested:	Institutional Class	5,978	2,239	8,422	1,785
	Premier Class	4,721	1,964	5,364	1,542
	Retirement Class	44,484	8,964	56,859	7,775
	Retail Class	69,214	12,178	56,332	7,604
Shares redeemed:	Institutional Class	(7,210)	(136)	(2,952)	(2,202)
	Premier Class	(27,537)	(2,890)	(35,295)	(2,117)
	Retirement Class	(182,407)	(64,145)	(201,453)	(78,606)
	Retail Class	(166,509)	(55,644)	(197,410)	(73,208)
Net increase (decrease) from shareholder transactions		1,591,469	948,649	1,242,684	725,617

34	2014 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2014 Annual Report	35

Financial highlights

TIAA-CREF Lifestyle Funds

			Selected per share data												Ratios and supplemental data
				Gain (loss) from investment operations												Ratios to average net assets
	For the		Net asset	Net		Net realized & unrealized		Total gain	Less distributions from		Total	Net asset			Net assets					Net
	period		value,	investment		gain (loss)		(loss) from	Net	Net	dividends	value,			at end of					investment		Portfolio
	or year		beginning	income		on total		investment	investment	realized	and	end of	Total		period	Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments	[j]	operations	income	gains	distributions	period	return		(in thousands)	expenses	[e]	expenses	[e]	(loss	)	rate

LIFESTYLE INCOME FUND
Institutional Class:	5/31/14		$10.76	$0.19		$0.38		$0.57	$(0.24)	$(0.09)	$(0.33)	$11.00	5.47%		$1,712	0.52%		0.10%		1.75%		16%
	5/31/13		10.24	0.20		0.60		0.80	(0.26)	(0.02)	(0.28)	10.76	7.86		1,444	0.82		0.10		1.88		21
	5/31/12	‡	10.00	0.09		0.21		0.30	(0.06)	—	(0.06)	10.24	2.95	[b]	1,030	2.98	[c]	0.10	[c]	1.81	[c]	3	[b]
Premier Class:	5/31/14		10.76	0.18		0.38		0.56	(0.23)	(0.09)	(0.32)	11.00	5.32		1,167	0.67		0.25		1.62		16
	5/31/13		10.24	0.18		0.60		0.78	(0.24)	(0.02)	(0.26)	10.76	7.71		1,352	0.96		0.25		1.74		21
	5/31/12	‡	10.00	0.08		0.21		0.29	(0.05)	—	(0.05)	10.24	2.91	[b]	1,065	3.13	[c]	0.25	[c]	1.66	[c]	3	[b]
Retirement Class:	5/31/14		10.76	0.16		0.39		0.55	(0.22)	(0.09)	(0.31)	11.00	5.23		10,981	0.76		0.35		1.51		16
	5/31/13		10.24	0.18		0.59		0.77	(0.23)	(0.02)	(0.25)	10.76	7.56		6,840	1.05		0.35		1.65		21
	5/31/12	‡	10.00	0.08		0.21		0.29	(0.05)	—	(0.05)	10.24	2.88	[b]	4,127	2.83	[c]	0.35	[c]	1.56	[c]	3	[b]
Retail Class:	5/31/14		10.76	0.16		0.39		0.55	(0.22)	(0.09)	(0.31)	11.00	5.20		26,218	0.79		0.38		1.48		16
	5/31/13		10.23	0.17		0.60		0.77	(0.22)	(0.02)	(0.24)	10.76	7.63		13,670	1.08		0.38		1.61		21
	5/31/12	‡	10.00	0.07		0.20		0.27	(0.04)	—	(0.04)	10.23	2.73	[b]	4,979	2.82	[c]	0.48	[c]	1.43	[c]	3	[b]

LIFESTYLE CONSERVATIVE FUND
Institutional Class:	5/31/14		11.36	0.19		0.79		0.98	(0.30)	(0.09)	(0.39)	11.95	8.82		3,103	0.37		0.10		1.66		9
	5/31/13		10.29	0.21		1.12		1.33	(0.25)	(0.01)	(0.26)	11.36	13.12		1,520	0.70		0.10		1.94		24
	5/31/12	‡	10.00	0.08		0.26		0.34	(0.05)	—	(0.05)	10.29	3.38	[b]	1,033	2.81	[c]	0.10	[c]	1.54	[c]	17	[b]
Premier Class:	5/31/14		11.36	0.20		0.76		0.96	(0.28)	(0.09)	(0.37)	11.95	8.66		1,268	0.52		0.25		1.69		9
	5/31/13		10.28	0.20		1.13		1.33	(0.24)	(0.01)	(0.25)	11.36	13.07		1,768	0.83		0.25		1.83		24
	5/31/12	‡	10.00	0.07		0.25		0.32	(0.04)	—	(0.04)	10.28	3.23	[b]	1,505	2.90	[c]	0.25	[c]	1.39	[c]	17	[b]
Retirement Class:	5/31/14		11.35	0.17		0.79		0.96	(0.28)	(0.09)	(0.37)	11.94	8.59		18,039	0.61		0.35		1.49		9
	5/31/13		10.28	0.19		1.12		1.31	(0.23)	(0.01)	(0.24)	11.35	12.87		9,012	0.92		0.35		1.70		24
	5/31/12	‡	10.00	0.06		0.26		0.32	(0.04)	—	(0.04)	10.28	3.20	[b]	4,189	2.66	[c]	0.35	[c]	1.29	[c]	17	[b]
Retail Class:	5/31/14		11.35	0.17		0.78		0.95	(0.27)	(0.09)	(0.36)	11.94	8.55		56,057	0.64		0.39		1.45		9
	5/31/13		10.28	0.18		1.13		1.31	(0.23)	(0.01)	(0.24)	11.35	12.86		21,456	0.96		0.38		1.64		24
	5/31/12	‡	10.00	0.06		0.26		0.32	(0.04)	—	(0.04)	10.28	3.16	[b]	5,624	2.65	[c]	0.47	[c]	1.18	[c]	17	[b]

LIFESTYLE MODERATE FUND
Institutional Class:	5/31/14		11.96	0.21		1.23		1.44	(0.37)	(0.10)	(0.47)	12.93	12.29		2,506	0.33		0.10		1.67		17
	5/31/13		10.33	0.23		1.67		1.90	(0.26)	(0.01)	(0.27)	11.96	18.60		1,419	0.69		0.10		2.04		34
	5/31/12	‡	10.00	0.06		0.31		0.37	(0.04)	—	(0.04)	10.33	3.69	[b]	1,037	2.77	[c]	0.10	[c]	1.28	[c]	11	[b]
Premier Class:	5/31/14		11.95	0.20		1.24		1.44	(0.36)	(0.10)	(0.46)	12.93	12.22		1,376	0.47		0.25		1.62		17
	5/31/13		10.33	0.21		1.67		1.88	(0.25)	(0.01)	(0.26)	11.95	18.33		1,256	0.83		0.25		1.90		34
	5/31/12	‡	10.00	0.06		0.31		0.37	(0.04)	—	(0.04)	10.33	3.65	[b]	1,036	2.92	[c]	0.25	[c]	1.13	[c]	11	[b]
Retirement Class:	5/31/14		11.95	0.18		1.24		1.42	(0.35)	(0.10)	(0.45)	12.92	12.06		32,655	0.57		0.35		1.49		17
	5/31/13		10.32	0.19		1.69		1.88	(0.24)	(0.01)	(0.25)	11.95	18.35		12,300	0.92		0.35		1.72		34
	5/31/12	‡	10.00	0.05		0.30		0.35	(0.03)	—	(0.03)	10.32	3.52	[b]	4,244	2.63	[c]	0.35	[c]	1.03	[c]	11	[b]
Retail Class:	5/31/14		11.95	0.18		1.23		1.41	(0.34)	(0.10)	(0.44)	12.92	12.01		65,598	0.61		0.39		1.43		17
	5/31/13		10.32	0.19		1.68		1.87	(0.23)	(0.01)	(0.24)	11.95	18.31		21,809	0.97		0.39		1.67		34
	5/31/12	‡	10.00	0.05		0.30		0.35	(0.03)	—	(0.03)	10.32	3.48	[b]	6,648	2.60	[c]	0.46	[c]	0.92	[c]	11	[b]

36	2014 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2014 Annual Report	37

Financial highlights	concluded

TIAA-CREF Lifestyle Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations												Ratios to average net assets
	For the		Net asset	Net	Net realized & unrealized		Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period		value,	investment	gain (loss)		(loss) from	Net	Net	dividends	value,			at end of						investment		Portfolio
	or year		beginning	income	on total		investment	investment	realized	and	end of	Total		period		Gross		Net		income		turnover
	ended		of period	(loss) [a]	investments	[j]	operations	income	gains	distributions	period	return		(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate

LIFESTYLE GROWTH FUND
Institutional Class:	5/31/14		$12.50	$0.18	$1.71		$1.89	$(0.42)	$(0.22)	$(0.64)	$13.75	15.28%		$1,783		0.47%		0.10%		1.37%		16%
	5/31/13		10.32	0.21	2.20		2.41	(0.22)	(0.01)	(0.23)	12.50	23.63		1,420		0.77		0.10		1.80		30
	5/31/12	‡	10.00	0.03	0.29		0.32	(0.00)[d]	—	(0.00)[d]	10.32	3.24	[b]	1,033		2.77	[c]	0.10	[c]	0.64	[c]	7	[b]
Premier Class:	5/31/14		12.50	0.17	1.68		1.85	(0.39)	(0.22)	(0.61)	13.74	15.01		1,465		0.62		0.25		1.28		16
	5/31/13		10.32	0.18	2.22		2.40	(0.21)	(0.01)	(0.22)	12.50	23.46		1,580		0.91		0.25		1.55		30
	5/31/12	‡	10.00	0.02	0.30		0.32	(0.00)[d]	—	(0.00)[d]	10.32	3.23	[b]	1,065		2.92	[c]	0.25	[c]	0.49	[c]	7	[b]
Retirement Class:	5/31/14		12.49	0.15	1.69		1.84	(0.39)	(0.22)	(0.61)	13.72	14.91		16,575		0.71		0.35		1.14		16
	5/31/13		10.31	0.16	2.23		2.39	(0.20)	(0.01)	(0.21)	12.49	23.39		10,027		1.00		0.35		1.41		30
	5/31/12	‡	10.00	0.02	0.29		0.31	(0.00)[d]	—	(0.00)[d]	10.31	3.13	[b]	4,203		2.63	[c]	0.35	[c]	0.39	[c]	7	[b]
Retail Class:	5/31/14		12.48	0.14	1.69		1.83	(0.39)	(0.22)	(0.61)	13.70	14.81		30,360		0.76		0.41		1.07		16
	5/31/13		10.31	0.16	2.22		2.38	(0.20)	(0.01)	(0.21)	12.48	23.26		12,800		1.06		0.40		1.40		30
	5/31/12	‡	10.00	0.01	0.30		0.31	(0.00)[d]	—	0.00 [d]	10.31	3.12	[b]	5,249		2.63	[c]	0.48	[c]	0.27	[c]	7	[b]

LIFESTYLE AGGRESSIVE GROWTH FUND
Institutional Class:	5/31/14		13.01	0.13	2.23		2.36	(0.48)	(0.29)	(0.77)	14.60	18.34		2,570		0.49		0.10		0.91		24
	5/31/13		10.29	0.17	2.74		2.91	(0.18)	(0.01)	(0.19)	13.01	28.51		1,514		0.82		0.10		1.48		29
	5/31/12	‡	10.00	0.00 [d]	0.29		0.29	—	—	—	10.29	2.90	[b]	1,029		2.79	[c]	0.10	[c]	0.01	[c]	2	[b]
Premier Class:	5/31/14		13.00	0.15	2.18		2.33	(0.45)	(0.29)	(0.74)	14.59	18.16		1,559		0.64		0.25		1.09		24
	5/31/13		10.28	0.15	2.75		2.90	(0.17)	(0.01)	(0.18)	13.00	28.36		1,543		0.95		0.25		1.28		29
	5/31/12	‡	10.00	(0.01)	0.29		0.28	—	—	—	10.28	2.80	[b]	1,038		2.94	[c]	0.25	[c]	(0.14)[c]		2	[b]
Retirement Class:	5/31/14		12.99	0.11	2.20		2.31	(0.45)	(0.29)	(0.74)	14.56	18.00		19,483		0.73		0.35		0.77		24
	5/31/13		10.28	0.12	2.76		2.88	(0.16)	(0.01)	(0.17)	12.99	28.19		10,585		1.05		0.35		1.04		29
	5/31/12	‡	10.00	(0.01)	0.29		0.28	—	—	—	10.28	2.80	[b]	4,224		2.65	[c]	0.35	[c]	(0.24)[c]		2	[b]
Retail Class:	5/31/14		12.99	0.10	2.19		2.29	(0.44)	(0.29)	(0.73)	14.55	17.86		21,100		0.82		0.44		0.71		24
	5/31/13		10.27	0.13	2.75		2.88	(0.15)	(0.01)	(0.16)	12.99	28.21		10,109		1.12		0.42		1.09		29
	5/31/12	‡	10.00	(0.02)	0.29		0.27	—	—	—	10.27	2.70	[b]	5,039		2.66	[c]	0.49	[c]	(0.37)[c]		2	[b]

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[e]	The Fund’s expenses do not include the expenses of the underlying funds.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods.
‡	The Fund commenced operations on December 9, 2011.

38	2014 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2014 Annual Report	39

Notes to financial statements

TIAA-CREF Lifestyle Funds

Note 1—organization and significant accounting policies

The Lifestyle Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer Institutional, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Net Asset Value per share (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends from affiliated investments are recorded on the ex-dividend date. Dividends from affiliated investments are recorded as dividend income, while capital gain distributions, including short-term capital gain distributions, are recorded as gain distributions from affiliated investments on the Statements of Operations. Realized gains and losses on sales from investments in affiliated and unaffiliated investment companies are based upon the specific identification method.

Income and expenses of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

40	2014 Annual Report ■ TIAA-CREF Lifestyle Funds

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal jurisdictions and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended May 31, 2014, permanent book and tax differences resulting primarily from the reclassification of short-term capital gain distributions received from underlying funds from realized gain(loss) to ordinary income, dividend reclassifications, and the utilization of tax equalization credits were identified and reclassified among the components of the Funds’ net assets. Net investment income and net realized gains (losses), as disclosed on the Statements of Operations, and net assets were not affected by these reclassifications.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. The investment of deferred amounts and the offsetting payable to the trustees are included in other assets and accrued expenses and other payables in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

New accounting pronouncement: In June 2013, the Financial Accounting Standards Board issued Accounting Standard Update No. 2013-08 Financial Services—Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements (the “Update”). The Update modifies the criteria used in determining an investment company under U.S. GAAP and establishes certain measurement and disclosure requirements. The Update establishes that an entity regulated under the 1940 Act is automatically an investment company under U.S. GAAP. The Update is effective for interim and annual reporting periods beginning

TIAA-CREF Lifestyle Funds ■ 2014 Annual Report	41

Notes to financial statements

after December 15, 2013. The Funds expect to adopt these new disclosure requirements for the November 30, 2014 semiannual report. Management has reviewed the new requirements and has determined the adoption of the Update will not have a material impact on the Funds’ financial statements and notes disclosures.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the year ended May 31, 2014, there were no transfers between levels by the Funds.

As of May 31, 2014, all of the investments in the Funds were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, each Fund pays Advisors a monthly fee based on the annual rate of 0.10% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

42	2014 Annual Report ■ TIAA-CREF Lifestyle Funds

continued

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of a Fund’s average daily net assets attributable to Retirement Class shares of a Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to Advisors under the Service Agreement. The Premier Class and the Retail Class of each Fund have adopted a distribution Rule 12b-1 plan that compensated TPIS for providing distribution, promotional and/or shareholder services to the Premier Class and Retail Class of the Fund at the annual rate of 0.15% and 0.25% of the average daily net assets attributable to the Fund’s Premier Class and Retail Class, respectively.

Certain affiliated entities may pay Fund expenses on behalf of the Funds. The Funds reimburse the affiliated entities for any such payment. Amounts owed to Fund affiliates for payment of Fund expenses are disclosed as due to affiliates on the Statements of Assets and Liabilities.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.10% of average daily net assets for the Institutional Class shares; 0.25% of average daily net assets for the Premier Class shares; 0.35% of average daily net assets for the Retirement Class shares; and 0.49% of average daily net assets for the Retail Class shares. The expense reimbursement arrangements will continue through at least September 30, 2015, unless changed with approval of the Board.

At the commencement of operations of each Fund, TIAA, an affiliate, invested in each Fund. The following is the percentage of the Funds’ shares owned by TIAA as of May 31, 2014:

Fund	TIAA

Lifestyle Income	29%
Lifestyle Conservative	16
Lifestyle Moderate	13
Lifestyle Growth	29
Lifestyle Aggressive Growth	35

TIAA-CREF Lifestyle Funds ■ 2014 Annual Report	43

Notes to financial statements

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

Issue	Value at May 31, 2013	Purchase cost	Sales proceeds	Realized gain (loss )	Dividend income	Value at May 31, 2014

Lifestyle Income Fund
TIAA-CREF Bond	$4,121,201	$3,561,729	$557,687	$19,029	$136,943	$7,200,882
TIAA-CREF Bond Plus	4,588,052	3,868,279	555,514	2,742	165,846	7,992,250
TIAA-CREF Emerging Markets Equity	409,204	248,543	64,130	(4,426)	3,331	603,474
TIAA-CREF Enhanced International Equity Index	300,634	263,823	183,261	41,431	10,215	419,568
TIAA-CREF Enhanced Large-Cap Growth Index	237,703	276,629	39,873	28,235	3,903	510,092
TIAA-CREF Enhanced Large-Cap Value Index	260,947	248,577	52,244	26,569	5,471	492,875
TIAA-CREF Global Natural Resources	43,152	123,303	43,323	(367)	1,883	130,749
TIAA-CREF Growth & Income	696,245	567,254	147,856	94,926	10,511	1,186,424
TIAA-CREF High-Yield	464,498	385,082	53,253	12,751	33,167	796,759
TIAA-CREF International Equity	742,456	370,432	451,119	106,459	9,637	787,186
TIAA-CREF International Opportunities	84,320	605,802	46,244	(414)	1,878	672,666
TIAA-CREF Large-Cap Growth	730,882	712,881	167,029	86,809	3,919	1,417,557
TIAA-CREF Large-Cap Value	790,893	634,847	153,279	77,245	13,853	1,365,362
TIAA-CREF Mid-Cap Growth	42,927	38,930	46,608	9,985	73	38,628
TIAA-CREF Mid-Cap Value	52,121	20,432	49,845	9,883	258	28,512
TIAA-CREF Money Market	77,992	928	75,926	—	—	2,993
TIAA-CREF Short-Term Bond	9,287,620	7,810,679	1,161,965	8,810	169,159	15,927,872
TIAA-CREF Small-Cap Equity	256,418	206,743	56,656	31,057	2,851	430,445

	$23,187,265	$19,944,893	$3,905,812	$550,724	$572,891	$40,004,294

44	2014 Annual Report ■ TIAA-CREF Lifestyle Funds

continued

Issue	Value at May 31, 2013	Purchase cost	Sales proceeds	Realized gain (loss )	Dividend income	Value at May 31, 2014

Lifestyle Conservative Fund
TIAA-CREF Bond	$2,643,574	$3,678,388	$136,338	$28,177	$108,775	$6,267,190
TIAA-CREF Bond Plus	9,965,714	13,439,959	365,365	50,203	445,986	23,367,610
TIAA-CREF Emerging Markets Equity	1,000,827	951,752	84,522	(5,913)	9,811	1,913,523
TIAA-CREF Enhanced International Equity Index	983,232	1,017,786	340,095	108,232	41,509	1,826,544
TIAA-CREF Enhanced Large-Cap Growth Index	775,983	1,236,551	32,400	103,215	14,948	2,114,162
TIAA-CREF Enhanced Large-Cap Value Index	845,193	1,111,542	47,425	97,810	21,000	2,043,161
TIAA-CREF Global Natural Resources	85,593	513,283	109,789	(2,829)	6,799	513,250
TIAA-CREF Growth & Income	2,028,602	2,472,134	127,886	333,543	36,429	4,619,489
TIAA-CREF High-Yield	677,708	900,216	22,619	24,639	59,295	1,561,905
TIAA-CREF International Equity	1,917,657	1,539,178	796,290	194,748	34,761	3,060,230
TIAA-CREF International Opportunities	247,481	2,278,659	132,598	(806)	6,483	2,493,181
TIAA-CREF Large-Cap Growth	2,245,581	2,916,960	128,427	263,916	14,160	5,513,932
TIAA-CREF Large-Cap Value	2,420,696	2,681,729	84,025	252,797	50,056	5,340,590
TIAA-CREF Mid-Cap Growth	124,326	202,586	128,233	42,872	370	210,397
TIAA-CREF Mid-Cap Value	151,236	123,133	128,383	36,543	1,483	170,964
TIAA-CREF Money Market	98,581	1,469	95,328	—	—	4,722
TIAA-CREF Short-Term Bond	6,732,464	9,097,210	205,903	18,860	150,978	15,631,526
TIAA-CREF Small-Cap Equity	750,322	965,365	99,499	99,645	10,289	1,685,808

	$33,694,770	$45,127,900	$3,065,125	$1,645,652	$1,013,132	$78,338,184

Lifestyle Moderate Fund
TIAA-CREF Bond Plus	$13,676,416	$25,448,557	$1,026,087	$71,757	$707,769	$38,707,494
TIAA-CREF Emerging Markets Equity	1,536,827	1,880,404	53,749	(5,388)	17,469	3,453,727
TIAA-CREF Enhanced International Equity Index	1,684,722	2,229,388	542,136	178,440	82,884	3,680,683
TIAA-CREF Enhanced Large-Cap Growth Index	1,306,176	2,583,642	52,151	196,775	28,632	4,073,689
TIAA-CREF Enhanced Large-Cap Value Index	1,419,426	2,375,252	86,422	180,949	40,213	3,944,367
TIAA-CREF Global Natural Resources	93,205	904,109	45,258	(2,651)	13,106	995,088
TIAA-CREF Growth & Income	3,298,387	5,425,150	153,322	645,986	66,626	8,976,999
TIAA-CREF High-Yield	737,799	1,324,068	44,214	30,871	74,276	2,028,178
TIAA-CREF International Equity	2,996,225	3,430,492	1,171,315	201,098	67,071	5,942,807
TIAA-CREF International Opportunities	406,027	4,298,325	131,641	(574)	12,290	4,757,631
TIAA-CREF Large-Cap Growth	3,685,065	6,338,988	135,647	512,069	27,295	10,724,422
TIAA-CREF Large-Cap Value	3,972,080	5,999,538	148,057	486,599	96,511	10,376,182
TIAA-CREF Mid-Cap Growth	224,723	476,809	163,906	83,744	952	549,122
TIAA-CREF Mid-Cap Value	268,398	317,970	165,482	58,722	4,023	471,155
TIAA-CREF Money Market	114,478	2,801	110,933	—	—	6,346
TIAA-CREF Small-Cap Equity	1,220,410	2,077,447	132,399	193,101	19,865	3,265,227

	$36,640,364	$65,112,940	$4,162,719	$2,831,498	$1,258,981	$101,953,117

TIAA-CREF Lifestyle Funds ■ 2014 Annual Report	45

Notes to financial statements

Issue	Value at May 31, 2013	Purchase cost	Sales proceeds	Realized gain (loss )	Dividend income	Value at May 31, 2014

Lifestyle Growth Fund
TIAA-CREF Bond Plus	$4,525,453	$4,866,625	$509,688	$6,762	$177,115	$8,992,716
TIAA-CREF Emerging Markets Equity	1,395,916	903,978	182,964	(8,764)	11,316	2,159,856
TIAA-CREF Enhanced International Equity Index	1,608,760	1,125,079	506,349	156,345	56,977	2,459,587
TIAA-CREF Enhanced Large-Cap Growth Index	1,240,964	1,336,970	91,937	132,774	19,268	2,663,455
TIAA-CREF Enhanced Large-Cap Value Index	1,345,997	1,193,014	143,152	126,209	27,060	2,572,429
TIAA-CREF Global Natural Resources	66,002	612,037	54,241	(3,033)	8,848	653,308
TIAA-CREF Growth & Income	3,079,899	2,763,225	282,393	429,666	48,570	5,874,334
TIAA-CREF High-Yield	520,335	532,318	65,219	14,417	39,507	989,284
TIAA-CREF International Equity	2,765,701	1,566,431	942,361	221,386	45,242	3,886,128
TIAA-CREF International Opportunities	369,190	2,695,489	120,803	(1,596)	8,233	3,080,114
TIAA-CREF Large-Cap Growth	3,452,311	3,246,571	326,483	357,991	18,427	7,005,224
TIAA-CREF Large-Cap Value	3,718,242	3,021,534	365,370	337,986	65,155	6,788,966
TIAA-CREF Mid-Cap Growth	220,443	273,917	99,210	60,238	725	405,355
TIAA-CREF Mid-Cap Value	261,023	176,796	122,084	39,420	3,134	354,533
TIAA-CREF Money Market	78,860	945	76,499	—	—	3,306
TIAA-CREF Small-Cap Equity	1,139,242	1,015,388	103,734	129,817	13,411	2,145,971

	$25,788,338	$25,330,317	$3,992,487	$1,999,618	$542,988	$50,034,566

Lifestyle Aggressive Growth Fund
TIAA-CREF Emerging Markets Equity	$1,597,498	$948,961	$239,289	$(11,239)	$13,055	$2,348,330
TIAA-CREF Enhanced International Equity Index	1,914,704	1,195,803	609,867	176,156	68,166	2,769,296
TIAA-CREF Enhanced Large-Cap Growth Index	1,422,057	1,447,917	114,507	158,460	22,774	2,959,829
TIAA-CREF Enhanced Large-Cap Value Index	1,539,921	1,263,314	149,355	148,142	31,980	2,862,070
TIAA-CREF Global Natural Resources	60,530	692,763	59,476	(1,411)	10,504	727,936
TIAA-CREF Growth & Income	3,497,691	3,029,039	355,659	520,801	56,667	6,537,160
TIAA-CREF International Equity	3,189,405	1,589,309	1,018,102	205,911	53,779	4,332,253
TIAA-CREF International Opportunities	440,163	2,907,432	94,883	(733)	9,702	3,419,404
TIAA-CREF Large-Cap Growth	3,906,314	3,552,387	367,146	421,048	21,811	7,821,384
TIAA-CREF Large-Cap Value	4,209,735	3,366,871	484,884	410,272	77,090	7,573,903
TIAA-CREF Mid-Cap Growth	256,924	299,029	82,737	65,132	909	482,691
TIAA-CREF Mid-Cap Value	302,783	185,067	109,510	45,124	4,008	425,401
TIAA-CREF Money Market	69,616	1,729	67,297	—	—	4,048
TIAA-CREF Small-Cap Equity	1,289,504	1,107,632	119,844	163,158	15,883	2,389,618

	$23,696,845	$21,587,253	$3,872,556	$2,300,821	$386,328	$44,653,323

46	2014 Annual Report ■ TIAA-CREF Lifestyle Funds

continued

Note 4—investments

Net unrealized appreciation (depreciation): At May 31, 2014, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation	)	Net unrealized appreciation (depreciation	)
Lifestyle Income	$38,704,318	$1,299,976	$—		$1,299,976
Lifestyle Conservative	74,268,504	4,069,680	—		4,069,680
Lifestyle Moderate	95,214,947	6,738,170	—		6,738,170
Lifestyle Growth	44,503,183	5,531,383	—		5,531,383
Lifestyle Aggressive Growth	38,234,993	6,418,330	—		6,418,330

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the year ended May 31, 2014, were as follows:

Fund	Purchases	Sales
Lifestyle Income	$20,919,670	$4,875,947
Lifestyle Conservative	47,069,060	5,010,172
Lifestyle Moderate	72,384,741	11,431,179
Lifestyle Growth	27,083,028	5,745,769
Lifestyle Aggressive Growth	25,847,558	8,146,452

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended May 31, 2014 and the year ended May 31, 2013, was as follows:

	5/31/2014
Fund	Ordinary income	Long-term capital gains	Total
Lifestyle Income	$618,920	$266,709	$885,629
Lifestyle Conservative	1,303,180	447,346	1,750,526
Lifestyle Moderate	1,947,286	580,598	2,527,884
Lifestyle Growth	1,071,717	577,946	1,649,663
Lifestyle Aggressive Growth	1,093,062	697,779	1,790,841

	5/31/2013
Fund	Ordinary income	Long-term capital gains	Total
Lifestyle Income	$370,716	$ —	$370,716
Lifestyle Conservative	447,420	—	447,420
Lifestyle Moderate	442,115	—	442,115
Lifestyle Growth	290,743	—	290,743
Lifestyle Aggressive Growth	218,254	—	218,254

TIAA-CREF Lifestyle Funds ■ 2014 Annual Report	47

Notes to financial statements	concluded

As of May 31, 2014, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed ordinary income	Undistributed long-term capital gains	Unrealized appreciation/ (depreciation)	Late-year loss deferrals	Total
Lifestyle Income	$85,428	$324,260	$1,299,977	$—	$1,709,665
Lifestyle Conservative	143,143	870,271	4,069,680	—	5,083,094
Lifestyle Moderate	133,252	1,480,099	6,738,172	—	8,351,523
Lifestyle Growth	67,820	995,606	5,531,384	—	6,594,810
Lifestyle Aggressive Growth	19,739	1,099,684	6,418,331	(37,270)	7,500,484

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, and the treatment of short-term gain as ordinary income for tax purposes.

Note 6—line of credit

Each of the Funds participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. This facility expired June 2014. A new facility was entered into on June 24, 2014 expiring June 23, 2015. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended May 31, 2014, there were no borrowings under this credit facility by the Funds.

Note 7—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

48	2014 Annual Report ■ TIAA-CREF Lifestyle Funds

Report of independent registered public accounting firm

To the Board of Trustees and Shareholders of the TIAA-CREF Funds:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Lifestyle Income Fund, Lifestyle Conservative Fund, Lifestyle Moderate Fund, Lifestyle Growth Fund, and Lifestyle Aggressive Growth Fund (five of the portfolios constituting the TIAA-CREF Funds, hereafter collectively referred to as “the Funds”) at May 31,2014, the results of each of their operations for the year then ended and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2014 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland

July 18, 2014

TIAA-CREF Lifestyle Funds ■ 2014 Annual Report	49

Trustees and officers (unaudited)

TIAA-CREF Funds  ■  May 31, 2014

Trustees

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorship(s) held by trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 4/25/54	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	79	Director of GMO; Director, the Maine Coast Heritage Trust; Investment Committee member, Maine Community Foundation and the Elmina B. Sewall Foundation, and Trustee of the Maine Chapter of the Nature Conservancy.
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/6/62	Trustee	Indefinite term. Trustee since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	79	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.; and Independent Trustee, Lazard Alternative Strategies 1099 Fund.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 11/5/67	Trustee	Indefinite term. Trustee since 2007.	Chief Executive Officer (since 2014) and Chief Operating Officer (2007–2014), Copper Rock Capital Partners, LLC; Chief Operating Officer, DDJ Capital Management (2003–2006).	79	Director of Copper Rock Capital Partners, LLC (investment adviser).

50	2014 Annual Report ■ TIAA-CREF Lifestyle Funds

Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/4/54	Chairman of the Board and Trustee	Indefinite term. Trustee since 2005; Chairman for term ending December 31, 2015. Chairman since 2013.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	79	Director, D2D Fund.
Nancy L. Jacob c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/15/43	Trustee	Indefinite term. Trustee since 1999.	Principal, NL Jacob Consultant (economic and business consultant) (2012–present); President and Founder (2006–2012) of NLJ Advisors, Inc. (investment adviser); President and Managing Principal, Windermere Investment Associates (1997–2006).	79	None
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 3/27/63	Trustee	Indefinite term. Trustee since 2011.	Partner (2004–2010) and Managing Director (1999–2004), Goldman Sachs Asset Management.	79	Director, Sansum Clinic; Investment committee member, College of Mount Saint Vincent and Cottage Health System; Member, United States Olympics Paralympics Advisory Committee, University of California at Santa Barbara Arts and Lectures Advisory Council; Trustee and Treasurer, Crane County Day School.
Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 8/5/48	Trustee	Indefinite term. Trustee since 2003.	Chief Executive Officer (since 2010), President and Chief Operating Officer (since 2009), First Eagle Investment Management, LLC; Principal, BAM Consulting LLC (2003–2009); Independent Consultant for Merrill Lynch (2003–2009).	79	Director, Arnhold and S. Bleichroeder Holdings; First Eagle Investment Management, LLC; American Legacy Foundation (Investment Committee); University of Edinburgh (Campaign Board); the North Shore Land Alliance, Prep for Prep, and Close Brothers Group plc.

TIAA-CREF Lifestyle Funds ■ 2014 Annual Report	51

Trustees and officers (unaudited)	continued

TIAA-CREF Funds  ■  May 31, 2014

Trustees — concluded

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorship(s) held by trustee
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 7/13/58	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Mitsui Professor of Economics, Massachusetts Institute of Technology (“MIT”) (since 1996), Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT; and Program Director, NBER (1990–2008).	79	Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research; Member, Congressional Budget Office Panel of Economic Advisers.
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/18/49	Trustee	Indefinite term. Trustee since 1999.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman and Chief Executive Officer (since 1991) and Chief Investment Officer (1991–2013), NCM Capital Management Group, Inc.; Chairman and Chief Executive Officer (since 2003) and Chief Investment Officer (2003–2013), NCM Capital Advisers Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	79	Director, SCANA Corporation (energy holding company); Member, Duke Children’s Hospital and Health Center National Board of Advisors.

52	2014 Annual Report ■ TIAA-CREF Lifestyle Funds

Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 2/17/50	Trustee	Indefinite term. Trustee since 2006.	Associate Dean for Research (since 2011), McCombs School of Business, University of Texas at Austin (“McCombs”), and Director, AIM Investment Center at McCombs (since 2000). Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002) and Professor, University of Texas at Austin (since 1987). Chairman, Department of Finance, University of Texas at Austin (2002–2011).	79	Member of the Board of Governors of the Investment Company Institute, the Governing Council of Independent Directors Council (an association for mutual fund directors), and Investment Advisory Committee, Employees Retirement System of Texas.

Officers

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years
Brandon Becker TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/19/54	Executive Vice President and Chief Legal Officer	One year term. Executive Vice President and Chief Legal Officer since 2009.	Executive Vice President and Chief Legal Officer of Teachers Insurance and Annuity Association of America (“TIAA”), and College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds, and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”) (since 2009). Partner, Wilmer Cutler Pickering Hale & Dorr LLP (1996–2009).
Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/8/62	Chief Compliance Officer	One-year term. Vice President and Chief Compliance Officer since 2008.	Chief Compliance Officer of the TIAA-CREF Fund Complex and TIAA Separate Account VA-3 (since 2008). Vice President, Senior Compliance Officer (2008–2011) and Managing Director, Senior Compliance Officer (since 2011) of Asset Management Compliance of TIAA. Chief Compliance Officer of TIAA-CREF Investment Management, LLC (“Investment Management”) (since 2008). Chief Compliance Officer (2008), Vice President, Senior Compliance Officer (2008–2011) and Managing Director, Senior Compliance Officer (since 2011) of Teachers Advisors, Inc. (“Advisors”). Managing Director and Senior Compliance Officer of TIAA-CREF Alternatives Advisors, LLC (“TCAA”) (since 2011). Managing Director and Senior Compliance Officer of TIAA-CREF Alternatives Services, LLC (“TCAS”) (since 2011). Interim Chief Compliance Officer for TIAA-CREF Life Insurance Company Separate Accounts VA-1, VLI-I and VLI-2 (since 2012). Interim Chief Compliance Officer for Covariance Capital Management, Inc. (“Covariance”) (since 2013).

TIAA-CREF Lifestyle Funds ■ 2014 Annual Report	53

Trustees and officers (unaudited)	continued

TIAA-CREF Funds  ■  May 31, 2014

Officers — continued

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years
Carol W. Deckbar TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/13/62	Executive Vice President	One-year term. Executive Vice President since 2013.	Chief Executive Officer (since 2014), Chief Operating Officer (“COO”) (2013–2014), President (2012–2013), Chair (2012–2013) and Manager (since 2011) of TIAA-CREF Asset Management, LLC (“TCAM”), and Executive Vice President of the TIAA-CREF Fund Complex (since 2013). Executive Vice President (since 2013), Interim Head of Asset Management (2012–2013), Senior Vice President, Investment Products (2009–2012), Managing Director, Mutual Fund Products (2007–2009) of TIAA. Senior Managing Director and COO (2012), Senior Vice President (2010–2012), Chair (2012–2013), and Director (since 2008) of Advisors and Investment Management. Manager, President, and COO of TCAA and TCAS (since 2011). Manager of TIAA-CREF Individual and Institutional Services, LLC (since 2010). Director of Westchester Group Investment Management, Inc. (since 2011). Manager of Beaver Investment Holdings, LLC (since 2012). Director of Green Wood Resources, Inc. (since 2012). Director of TH RE Administration Ltd., TH RE FCACO Ltd., TH RE AIFM group Ltd., and TH RE Group Holdings Ltd. (2013–2014).
Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 11/22/63	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2007.	Treasurer of CREF (since 2008). Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2007) and Chief Financial Officer and Principal Accounting Officer (since 2009) and Treasurer (since 2008) of TIAA Separate Account VA-1. Senior Vice President (since 2010) and Funds Treasurer (since 2006) of TIAA. Director of Advisors (since 2008). Director of TCAM (since 2011). Senior Vice President (since 2010) and Funds Treasurer (since 2007) of Advisors and Investment Management. Assistant Treasurer of TIAA-CREF Life Insurance Company (“TC Life”) (since 2012). Director of TIAA-CREF Trust Company, FSB (since 2008). Director, Senior Vice President and Funds Treasurer of TCAA (since 2011). Director, Senior Vice President and Funds Treasurer of TCAS (since 2011).

54	2014 Annual Report ■ TIAA-CREF Lifestyle Funds

Stephen Gruppo TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/25/59	Executive Vice President	One-year term. Executive Vice President since 2009.	Executive Vice President, Chief Risk Officer (since 2013) of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2009). Executive Vice President, Head of Risk Management of TIAA (2009–2013). Executive Vice President, Risk Management (since 2009), Senior Managing Director of Advisors and Investment Management (2006–2009) and Head of Credit Risk Management of Advisors and Investment Management (2005–2006). Senior Managing Director, Acting Head of Risk Management of TIAA and Senior Managing Director of the TIAA-CREF Fund Complex (2008–2009). Executive Vice President, Risk Management of TCAA (since 2011). Executive Vice President, Risk Management of TCAS (since 2011). Senior Managing Director, Chief Credit Risk Officer (2004–2008) of TIAA.
Robert G. Leary TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/20/61	President and Principal Executive Officer	One-year term. President and Principal Executive Officer since 2013.	Executive Vice President and President of Asset Management (since 2013) of TIAA. President and Principal Executive Officer of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2013). Manager (since 2013), President and Chief Executive Officer (2013–2014) of TCAM, and Executive Vice President of CREF and VA-1 (since 2013). Director, President and Chief Executive Officer of Advisors (since 2013). Manager, President and Chief Executive Officer of Investment Management (since 2013). Director of TH RE Ltd. (since 2013). Director (since 2013), President and Chief Executive Officer of TPIS (2013–2014). Director of TIAA International Holdings 1 Ltd., TIAA International Holdings 2 Ltd., and TIAA International Holdings 3 Ltd. (since 2013). Executive Vice President of TIAA-CREF Funds and TIAA-CREF Life Funds (June–September 2013). Representative, Securities Research, Inc. (February–May 2013). President and Chief Operating Officer, U.S., ING Americas (2011 to 2012). Chief Executive Officer, ING Insurance US (2010–2011). Chairman and Chief Executive Officer, ING Investment Management, Americas (2007–2009).
Ronald R. Pressman TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/11/58	Executive Vice President	One-year term. Executive Vice President since 2012.	Executive Vice President and Chief Operating Officer (since 2012) of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex (since 2012). Director, Covariance (since 2012). Director T-C Life (since 2012). Director, Kaspick & Company, LLC (since 2012). Manager, TIAA-CREF Redwood, LLC (“Redwood”) (since 2013). Director, Aspen Insurance Holdings, LLC (since 2011). President and Chief Executive Officer of General Electric Capital Real Estate (2007–2011).
Phillip T. Rollock TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/31/62	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director since 2013 and Corporate Secretary since 2012.	Senior Managing Director (since 2013), Corporate Secretary (since 2012) of TIAA and the TIAA-CREF Fund Complex. Senior Vice President of TIAA and the TIAA-CREF Fund Complex (2012–2013). Managing Director, Retirement and Individual Financial Services (2010–2012) and Vice President, Product Development and Management, Institutional Client Services (2006–2010) of TIAA.

TIAA-CREF Lifestyle Funds ■ 2014 Annual Report	55

Trustees and officers (unaudited)	concluded

TIAA-CREF Funds  ■  May 31, 2014

Officers — concluded

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years
Otha T. Spriggs, III TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 2/16/51	Executive Vice President	One-year term. Executive Vice President since 2012.	Executive Vice President and Chief Human Resources Officer (since 2012) of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2012). Senior Vice President of Human Resources, Boston Scientific (2010–2012); President of Integrated People Solutions (2009–2010); Senior Vice President, Human Resources and various human resources leadership roles, CIGNA Corp. (2001–2009).
Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/21/58	Executive Vice President	One-year term. Executive Vice President since 2006.	Executive Vice President, President of Retirement and Individual Financial Services (since 2011) of TIAA, and Executive Vice President (since 2008) of the TIAA-CREF Fund Complex. Chief Operating Officer (2010–2011), Executive Vice President, Product Development and Management (2009–2010), Executive Vice President, Institutional Client Services (2006–2009), Executive Vice President, Product Management (2005–2006), and Senior Vice President, Pension Products (2003–2005) of TIAA. Director of Covariance (since 2010). Director (since 2007), Chairman and President (since 2012) of TCT Holdings, Inc. Director (2007–2011) and Executive Vice President (2008–2010) of TCAM. Manager (since 2006), President and Chief Executive Officer (2006–2010) of Redwood. Director of Tuition Financing (2008–2009) and Executive Vice President of TC Life (2009–2010).
Constance K. Weaver TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/26/52	Executive Vice President	One-year term. Executive Vice President since 2010.	Executive Vice President, Chief Marketing Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2010); Chief Communications Officer of TIAA (2010–2011). Senior Vice President, The Hartford Financial Services Group, Inc. (2008–2010).

Please note that the Funds’ Statement of Additional Information (SAI) includes information about the Funds’ trustees and is available, without charge, through our website, tiaa-cref.org, or by calling 800 223–1200.

56	2014 Annual Report ■ TIAA-CREF Lifestyle Funds

Renewal of investment management agreement (unaudited)

Board renewal of the investment management agreement for the TIAA-CREF Lifestyle Funds

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Trust on behalf of TIAA-CREF Lifestyle Fund series (the “Funds”). Under the Agreement, TAI is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Funds.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Trustees are deemed to be independent persons for this purpose.

Overview of the renewal process

The Board held meetings on March 14, 2014 and March 27, 2014, at which it considered the annual renewal of the Agreement with respect to each applicable Fund using its previously-established process. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with TAI, other Board members and legal counsel to the Trustees to develop guidelines and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals. The Operations Committee also had worked with TAI to schedule and report on various follow-up items throughout the prior year that were requested by the Committee and the Board during the 2013 renewal process. During a series of meetings held prior to the March 14 and March 27, 2014 Board meetings, the Operations Committee, along with other Board Committees, as applicable, had reviewed such guidelines and follow-up requests in consultation with TAI representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to TAI and the Trust, and then evaluated the information produced in accordance with those guidelines and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established various guidelines regarding the preparation of reports to be provided to the Board with respect to each Fund by the Global Fiduciary Review unit of Lipper, Inc. (“Lipper”), including meeting with representatives of Lipper in person. Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their advisory contract review processes.

TIAA-CREF Lifestyle Funds ■ 2014 Annual Report	57

Renewal of investment management agreement (unaudited)

Based on guidelines provided by the Operations Committee on behalf of the Board, Lipper produced, among other information, performance and expense comparison data regarding each Fund, including data relating to each Fund’s management fee rates, total expense ratios, short-term and long-term investment performance, portfolio turnover rates and brokerage commission costs. Lipper also compared much of this data for each Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Lipper, and, in the case of the investment performance data, against one or more appropriate broad-based benchmark indices. In each case, Lipper summarized the methodologies it employed to provide the data contained in its reports. In addition, Lipper represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Lipper also represented that it (and not TAI) had identified the selected comparative peer groups and universes and that it did so in a manner that was not intended to produce biased results for its clients.

Among other matters, the Board also requested and reviewed various information provided by TAI to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by TAI with respect to its services to each Fund pursuant to the Agreement. In this connection, the Board recognized that different Trustees could, and likely would, give different weight to different factors when evaluating the profits, if any, realized or anticipated to be realized by TAI, which is also true of their assessment of each Fund’s management fee rate and other aspects of the proposed renewal of the Agreement.

In advance of the Board meetings held on March 14 and March 27, 2014, legal counsel for the Trustees requested on behalf of the Board, and TAI provided, extensive information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, and a narrative analysis of the performance of each Fund that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s fee rate under the Agreement to the fee rates of any other comparable accounts managed by TAI or its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TAI or its affiliates due to their relationship with the Funds aside from TAI’s direct fee payments pursuant to the Agreement; (5) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation

58	2014 Annual Report ■ TIAA-CREF Lifestyle Funds

continued

arrangements, business continuity plans, insurance coverage, compliance programs, any material pending litigation or compliance issues, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by TAI in connection with rendering services to the Funds; (6) information as to any profits earned by TAI in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related service agreements between the Funds and affiliates of TAI; (8) a copy of TAI’s Form ADV registration statement as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement.

In considering whether to renew the Agreement with respect to each Fund, the Board reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services provided or to be provided by TAI to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by TAI and its affiliates from their relationship with the Fund; (4) fees charged by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (7) comparisons of services and fee rates with any contracts entered into by TAI with other clients to whom TAI provides comparable services; and (8) any other benefits derived or anticipated to be derived by TAI or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis in connection with the Board’s general oversight duties with respect to the Funds. In addition, the Board received and considered information from its legal counsel as to certain relevant guidelines that relate to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the Board considered the Agreement with respect to all Funds, the Board received and considered Fund-specific information and made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 27, 2014, the Board voted unanimously to renew the Agreement for each Fund. Set forth below are certain general factors the Board considered for all of the Funds, followed by a summary of certain specific factors the Board considered for each particular Fund.

TIAA-CREF Lifestyle Funds ■ 2014 Annual Report	59

Renewal of investment management agreement (unaudited)

The nature, extent and quality of services

The Board considered that TAI is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at TAI also manage various accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Life Funds, TIAA Separate Account VA-1 and the other series of the Trust. Under the Agreement, TAI is responsible for, among other duties: managing the assets of the Funds (which are funds of funds that invest their assets in the securities of other investment companies managed by TAI, referred to as “underlying funds”), including selecting underlying funds and allocating the Funds’ assets among the underlying funds, conducting research, recommending investments and placing orders to buy and sell securities for the Funds’ investment portfolios; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Funds to the Board on a regular basis; and carrying out, or overseeing the provision of, various administrative services to the Funds. The Board considered that TAI has carried out these responsibilities in a competent and professional manner.

The Board also considered, among other factors, the performance of each of the Funds, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by TAI and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TAI’s oversight of those service providers and the outsourcing of certain services to other firms.

Investment performance

The Board considered the investment performance of each Fund, over the periods indicated in the Fund-by-Fund synopsis below. The Board considered each Fund’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index. The Board also reviewed the performance of each Fund before any reductions for fees or expenses. This analysis considered the impact of NAV rounding and excluded the effects of fair valuation, securities lending and class action litigation on each Fund’s performance as compared to the performance of its benchmark index. In this regard, the Board considered that the performance of most Funds generally compared favorably to their respective benchmarks (after considering the effect of expenses incurred to operate the Funds and certain other relevant factors) and most of the Funds generally ranked in the top two performance quintiles versus their peer groups and universes of mutual funds. (For additional detail regarding each Fund’s performance, see the Fund-by-Fund synopsis below.) The Board considered that, in those cases in which a Fund had underperformed its benchmark, peer group or peer universe of mutual funds for an extended period of time, TAI had represented that it had taken or was planning to implement affirmative actions reasonably designed to enhance the Fund’s investment performance, or TAI had explained to the Board’s

60	2014 Annual Report ■ TIAA-CREF Lifestyle Funds

continued

satisfaction that no such actions were necessary. Thus, the Board concluded that, under the totality of circumstances, the investment performance of each Fund was within an acceptable range or that appropriate actions had been or were being implemented.

Cost and profitability

The Board considered financial and profitability data relating to TAI for the calendar year 2013 with respect to each Fund based upon the cost allocation methodology utilized by TAI and its affiliates in 2013, as well as the new methodology to be utilized in 2014. The Board considered TAI’s profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by TAI in connection with the distribution of shares of the Fund. The Board acknowledged certain permanent and temporary waivers of management fees and reimbursements of expenses above specified amounts of TIAA-CREF Funds used as underlying investments for the Funds which would reduce the Funds’ expenses. The Board considered that TAI had not earned profits with respect to the Funds under the Agreement and expected this trend to continue. The Board also considered that TAI may have indirect earnings or losses with respect to the Funds based on the Funds’ investment in affiliated underlying funds also managed by TAI.

During its review of TAI’s profits, the Board noted its ongoing efforts to examine the level of personnel and other resources available to TAI for its portfolio management functions so as to assess whether sufficient resources are being devoted to these functions.

Fees charged by other advisers

The Board considered information regarding fees paid to other advisers for managing similar funds, as analyzed by Lipper. The Board determined that the management fee rates charged to a Fund under the Agreement typically were lower than the management fee rates charged by many or most other comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. Additionally, the Board also considered the potential limitations of such comparisons due to the fact that, in many instances, Lipper based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were within an acceptable range in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether TAI has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund. The Board also considered that because TAI operated each Fund at a loss, there was little opportunity to pass economies of scale on to Fund shareholders. Based on all factors considered,

TIAA-CREF Lifestyle Funds ■ 2014 Annual Report	61

Renewal of investment management agreement (unaudited)

the Board concluded that the Funds’ fee schedules were within an acceptable range in light of current economies of scale considerations and current asset levels.

Fee comparison with other TAI clients

The Board considered that TAI and its affiliates provide similar investment management services to other investment companies. The Board considered that TAI and its affiliates provide fund-of-funds management services to the Lifecycle Index Funds, with an annual management fee of 0.10% of average daily net assets, which is partially waived by TAI, the Lifecycle Funds, which also have an annual management fee of 0.10%, which is entirely waived by TAI, and the TIAA-CREF Managed Allocation Fund, for which TAI receives no management fee. TAI also manages other asset allocation products, such as education savings plans (529 plans).

Other benefits

The Board also considered additional benefits to the Funds and to TAI and its affiliates arising from the Agreement. For example, TAI continues to be willing to waive fees and make expense reimbursements to the Funds and to certain of the underlying funds in which they invest. In addition, TAI and its affiliates may benefit from the advisory relationship with the Funds to the extent that this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both TAI and certain Funds managed by TAI or its affiliates may benefit from economies of scale to the extent that these Funds are managed in the same manner and by the same personnel as certain of the CREF Accounts. TAI may also benefit from the Funds’ investment in underlying funds that are also managed by TAI.

Fund-by-fund factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Lipper. The specific management fee, expense and performance factors outlined below are based on the Institutional Class shares of each Fund (unless noted). Because the Institutional Class generally has lower non-management expenses than the Retirement, Premier and Retail Classes of these Funds, the expenses and performance of these other Classes will differ from the expenses and performance shown for the Institutional Class. Comparative Lipper expense and performance rankings are as of March 31, 2013; all other time periods referenced below are ended December 31, 2013. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. Statements below regarding “net profit” or “net loss” refer to whether TAI earned a profit or incurred a loss for the services that it rendered to a Fund during 2013 under the Agreement.

62	2014 Annual Report ■ TIAA-CREF Lifestyle Funds

continued

Lifestyle Aggressive Growth Fund

•	The Fund’s annual contractual management fee is 0.10% of average daily net assets.
•	The Fund’s actual management fees and total expenses ranked 3 out of 3 and 1 out of 5 within the group of comparable funds identified by Lipper for expense comparison purposes (“Expense Group”), respectively. The Fund’s actual management fees and total expenses were in the 2nd and 1st quintiles of the universe of comparable funds identified by Lipper for expense comparison purposes (“Expense Universe”), respectively.
•	The Fund did not have a group of comparable funds identified by Lipper for performance comparison purposes (“Performance Group”). The Fund was in the 2nd quintile of the universe of comparable funds identified by Lipper for performance comparison purposes (“Performance Universe”) for the one-year and since-inception periods.
•	The Fund is too new to have received an Overall Morningstar Rating.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any profits or losses that TAI might have earned or incurred with respect to the underlying funds (which also are managed by TAI) in which this Fund invests.

Lifestyle Growth Fund

•	The Fund’s annual contractual management fee is 0.10% of average daily net assets.
•	The Fund’s actual management fees and total expenses ranked in the 3rd and 1st quintiles of its Expense Group and Expense Universe, respectively.
•	The Fund was in the 2nd and 1st quintiles of its Performance Group for the one-year and since-inception periods, respectively. The Fund was in the 1st quintile of its Performance Universe for the one-year and since-inception periods.
•	The Fund is too new to have received an Overall Morningstar Rating.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any profits or losses that TAI might have earned or incurred with respect to the underlying funds (which also are managed by TAI) in which this Fund invests.

Lifestyle Moderate Fund

•	The Fund’s annual contractual management fee is 0.10% of average daily net assets.
•	The Fund’s actual management fees and total expenses ranked in the 3rd and 1st quintiles of its Expense Group and Expense Universe, respectively.
•	The Fund was in the 2nd and 1st quintiles of its Performance Group and Performance Universe for the one-year and since-inception periods, respectively.
•	The Fund is too new to have received an Overall Morningstar Rating.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any profits or losses that TAI might have earned or incurred with respect to the underlying funds (which also are managed by TAI) in which this Fund invests.

TIAA-CREF Lifestyle Funds ■ 2014 Annual Report	63

Renewal of investment management agreement (unaudited)	concluded

Lifestyle Conservative Fund

•	The Fund’s annual contractual management fee is 0.10% of average daily net assets.
•	The Fund’s actual management fees and total expenses ranked in the 4th and 1st quintiles of its Expense Group and in the 3rd and 1st quintiles of its Expense Universe, respectively.
•	The Fund was in the 1st quintile of its Performance Group and Performance Universe for the one-year and since-inception periods.
•	The Fund is too new to have received an Overall Morningstar Rating.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any profits or losses that TAI might have earned or incurred with respect to the underlying funds (which also are managed by TAI) in which this Fund invests.

Lifestyle Income Fund

•	The Fund’s annual contractual management fee is 0.10% of average daily net assets.
•	The Fund’s actual management fees and total expenses ranked in the 4th and 1st quintiles of its Expense Group and in the 3rd and 1st quintiles of its Expense Universe, respectively.
•	The Fund was in the 4th and 5th quintiles of its Performance Group for the one-year and since-inception periods, respectively, and in the 4th quintile of its Performance Universe for the one-year and since-inception periods.
•	The Fund is too new to have received an Overall Morningstar Rating.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any profits or losses that TAI might have earned or incurred with respect to the underlying funds (which also are managed by TAI) in which this Fund invests.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

64	2014 Annual Report ■ TIAA-CREF Lifestyle Funds

Important tax information (unaudited)

For the year ended May 31, 2014, the Lifestyle Funds designate the following distribution amounts (or the maximum amount allowable) as being from net long-term capital gains.

Fund	Long-term gains

Lifestyle Income	$ 287,854
Lifestyle Conservative	512,245
Lifestyle Moderate	669,981
Lifestyle Growth	623,673
Lifestyle Aggressive Growth	761,681

For the year ended May 31, 2014, the Lifestyle Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualified dividends.

Fund	Percentage

Lifestyle Income	12.48%
Lifestyle Conservative	21.61%
Lifestyle Moderate	28.45%
Lifestyle Growth	36.31%
Lifestyle Aggressive Growth	41.88%

For the year ended May 31, 2014, the Lifestyle Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction.

Fund	Percentage

Lifestyle Income	7.14%
Lifestyle Conservative	12.38%
Lifestyle Moderate	16.30%
Lifestyle Growth	20.78%
Lifestyle Aggressive Growth	23.81%

For the year ended May 31, 2014, the Lifestyle Funds received the following amounts of income from their respective underlying funds that was from foreign sources:

Fund	Foreign source income	Foreign source income per share

Lifestyle Income	$ 22,789	$ 0.07864
Lifestyle Conservative	84,661	0.01748
Lifestyle Moderate	164,654	0.02864
Lifestyle Growth	111,672	0.04112
Lifestyle Aggressive Growth	132,750	0.05468

TIAA-CREF Lifestyle Funds ■ 2014 Annual Report	65

Important tax information (unaudited)	concluded

For the year ended May 31, 2014, the Lifestyle Funds have elected to pass through the following amounts of foreign taxes paid by their respective underlying funds:

Fund	Foreign taxes paid	Foreign taxes paid per share

Lifestyle Income	$ 2,002	$ 0.00069
Lifestyle Conservative	6,851	0.00141
Lifestyle Moderate	12,957	0.00225
Lifestyle Growth	8,665	0.00319
Lifestyle Aggressive Growth	10,211	0.00421

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2014, which will be reported in conjunction with your 2014 Form 1099-DIV.

By early 2015, shareholders should receive their Form 1099-DIV and a tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax adviser.

66	2014 Annual Report ■ TIAA-CREF Lifestyle Funds

Additional information about index providers (unaudited)

Russell Indexes

The Russell 3000® Index is a trademark/service mark of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The funds are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the funds nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. russell makes no representation, warranty or guarantee regarding the use or the results of use or the russell indexes or any data included therein, or any securities (or combination thereof) comprising the russell indexes. russell makes no other express or implied warranty, and expressly disclaims any warranty, of any kind, including without limitation, any warranty of merchantability or fitness for a particular purpose with respect to the russell index(es) or any data or any security (or combination thereof) included therein.

MSCI Indexes

The funds are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Teachers Advisors, Inc. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of this fund or any other person or entity regarding the advisability of investing in funds generally or in this fund particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to this fund or the issuer or owners of this fund or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of this fund or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of this fund to be issued or in the determination or calculation of the equation by or the consideration into which

TIAA-CREF Lifestyle Funds ■ 2014 Annual Report	67

Additional information about index providers (unaudited)	concluded

this fund is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of this fund or any other person or entity in connection with the administration, marketing or offering of this fund.

although msci shall obtain information for inclusion in or for use in the calculation of the msci indexes from sources that msci considers reliable, none of the msci parties warrants or guarantees the originality, accuracy and/or the completeness of any msci index or any data included therein. none of the msci parties makes any warranty, express or implied, as to results to be obtained by the issuer of the fund, owners of the fund, or any other person or entity, from the use of any msci index or any data included therein. none of the msci parties shall have any liability for any errors, omissions or interruptions of or in connection with any msci index or any data included therein. further, none of the msci parties makes any express or implied warranties of any kind, and the msci parties hereby expressly disclaim all warranties of merchantability and fitness for a particular purpose, with respect to each msci index and any data included therein. Without limiting any of the foregoing, in no event shall any of the msci parties have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

No purchaser, seller or holder of this security, product or fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

68	2014 Annual Report ■ TIAA-CREF Lifestyle Funds

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How to reach us

TIAA-CREF website

tiaa-cref.org

24 hours a day, 7 days a week

Automated telephone service

800 842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800 842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 842-2252 for the Institutional, Premier and Retirement classes or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products.

©2014 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206.

730 Third Avenue New York, NY 10017-3206	PRESORTED STANDARD U.S. POSTAGE PAID TIAA-CREF

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Understanding your fund report

This annual report contains information about the Managed Allocation Fund and describes the fund’s results for the twelve months ended May 31, 2014. The report contains three main sections:

•	The fund performance section compares the fund’s investment returns with those of its composite benchmark and a broad market index.
•	The portfolio of investments lists the underlying TIAA-CREF Funds in which the Managed Allocation Fund had investments as of May 31, 2014.
•	The financial statements provide detailed information about the operations and financial condition of the fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252 for the Institutional and Retirement classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

2	2014 Annual Report ■ TIAA-CREF Managed Allocation Fund

Information for investors

Portfolio holdings

The complete portfolio of investments for the Managed Allocation Fund appears on page 11 of this report. You can also obtain a list of the holdings of the Managed Allocation Fund and of the underlying funds in which the Managed Allocation Fund invests (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or
•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can obtain a complete list of the Managed Allocation Fund’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of May 31 or November 30; Form N-Q filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

A description of our proxy voting policies and procedures for the underlying funds of the Managed Allocation Fund can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 842-2252 to request a free copy. A report of how the Managed Allocation Fund’s underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

Fund management

The Managed Allocation Fund is managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the fund.

TIAA-CREF Managed Allocation Fund ■ 2014 Annual Report	3

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense example that appears in the table on page 5 is intended to help you understand your ongoing costs only (in U.S. dollars) and does not reflect transactional costs or the costs incurred by the fund for buying and selling securities. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total cost of investing in the fund would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (December 1, 2013–May 31, 2014).

Actual expenses

The first line of the two lines listed for each share class in the table uses that class’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in each share class’s entry shows hypothetical account values and expenses based on the share class’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the share class’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

4	2014 Annual Report ■ TIAA-CREF Managed Allocation Fund

Important information about expenses

Expense example

Six months ended May 31, 2014

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
	value	value	during period	*	during period	†
Managed Allocation Fund	(12/1/13)	(5/31/14)	(12/1/13–5/31/14)		(12/1/13–5/31/14)

Institutional Class
Actual return	$1,000.00	$1,044.91	$0.00		$2.14
5% annual hypothetical return	1,000.00	1,024.93	0.00		2.12

Retirement Class
Actual return	$1,000.00	$1,043.69	$1.27		$3.41
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.38

Retail Class
Actual return	$1,000.00	$1,044.37	$1.27		$3.41
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.38

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2014. The fund’s annualized six-month expense ratio for that period was 0.00% for the Institutional Class, 0.25% for the Retirement Class and 0.25% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.
†	“Effective expenses paid during period” is based on the fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds) for the most recent fiscal half-year. For that period, the total annualized weighted average expense ratio was 0.42% for the Institutional Class, 0.67% for the Retirement Class and 0.67% for the Retail Class.

TIAA-CREF Managed Allocation Fund ■ 2014 Annual Report	5

Managed Allocation Fund

Performance for the twelve months ended May 31, 2014

The Managed Allocation Fund returned 12.29% for the Institutional Class, compared with the 12.35% return of its benchmark, the Managed Allocation Composite Index. The table on page 8 shows returns for all share classes of the fund.

Markets fluctuate but many end higher

Despite mixed economic signals in many parts of the world, most markets rose for the twelve months. The period began with U.S. stock and bond markets faltering in June 2013, triggered by concerns that the Federal Reserve (“Fed”) might start unwinding its quantitative easing policies sooner than anticipated. Equities rose in the final several months of 2013 as those concerns about easing subsided and economic reports signaled a pickup in the U.S. economy. During that time, European stocks, boosted by a more accommodative monetary policy from the European Central Bank, fueled gains in developed markets overseas.

In January, the Fed began scaling back its monthly purchases of government bonds, which were designed to keep long-term interest rates low. U.S. stocks fell sharply for the month following weaker-than-expected economic data. First-quarter gross domestic product, the output of goods and services in the United States, declined partially as a result of the harsh winter. Worries about slowing growth in emerging nations put downward pressure on domestic and foreign equity markets.

As 2014 progressed, some areas of the U.S. economy improved, the Fed reaffirmed its low interest rate policy, many corporate earnings reports exceeded expectations, and stocks regained their footing. By period-end, unemployment had dropped to 6.3%. Outside the United States, equities rose in anticipation of interest rate cuts.

For the twelve-month period, the Russell 3000® Index, a broad measure of the U.S. stock market, rose 20.57%. The MSCI All Country World ex USA Index, which measures the performance of large- and mid-cap stocks in 43 developed and emerging market nations excluding the U.S., climbed 14.54% and 11.98% in terms of U.S. dollars and local currencies, respectively. Although emerging markets lagged for the twelve months, many posted significant gains in the last several months of the period.

The prospect of rising interest rates limited U.S. investment-grade bond returns. The broad domestic bond market, as measured by the Barclays U.S. Aggregate Bond Index, rose 2.71% for the period.

6	2014 Annual Report ■ TIAA-CREF Managed Allocation Fund

The fund’s equity investments drove double-digit gains for the year

For the period, the absolute return of the Managed Allocation Fund—that is, without regard to the performance of its benchmark—was driven by gains in U.S. and international stock markets, which continued their upward trend of the past two years. The fund also benefited from a positive contribution from its fixed-income investments, as most of the U.S. fixed-income markets saw improved performance in the first half of 2014.

The Managed Allocation Fund may invest in up to three sectors of the investment markets: U.S. equity (stocks), international equity (foreign stocks) and fixed income. The fund does this by investing in various underlying funds that in turn buy stocks, bonds and other securities in these market sectors.

For the twelve months, the fund slightly lagged its composite benchmark (by less than one-tenth of a percentage point) primarily as a result of the underperformance of a few of its U.S. and international equity investments. The most significant contribution to the fund’s relative results came from its fixed-income sector, which has gained momentum from the beginning of the year. (All fund returns are for the Institutional Class.)

Among its U.S. equity investments, the fund’s relative returns were constrained by the underperformance of the Enhanced Large-Cap Growth Index Fund and the Large-Cap Value Fund, which trailed their respective benchmarks. Among the fund’s international investments, the International Opportunities Fund and the Emerging Markets Equity Fund were detractors largely due to concerns about slowing economic growth abroad, particularly in emerging markets in the second half of last year.

These negative contributions were partially offset by the Large-Cap Growth Fund, which led its benchmark, the Russell 1000® Growth Index. The Small-Cap Equity Fund and the Growth & Income Fund also outperformed their indexes. Among the fund’s international investments, the Enhanced International Equity Index Fund and the International Equity Fund both boosted relative results.

The biggest contribution to relative returns came from the fund’s largest underlying holding, the Bond Plus Fund, which outperformed the Barclays U.S. Aggregate Bond Index by almost a full percentage point for the period. (Returns of Managed Allocation Fund’s underlying funds can be found at www.tiaa-cref.org/performance.)

TIAA-CREF Managed Allocation Fund ■ 2014 Annual Report	7

Managed Allocation Fund

Performance as of May 31, 2014

		Total	Average annual
		return	total return
				since
Managed Allocation Fund	Inception date	1 year	5 years	inception

Institutional Class	3/31/2006	12.29%	12.88%	6.01%
Retirement Class	3/31/2006	12.02	12.61	5.74
Retail Class	3/31/2006	12.08	12.64	5.87

Managed Allocation Composite Index*	—	12.35	12.13	6.23	†

Broad market index
Russell 3000® Index	—	20.57	18.82	7.32	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	On May 31, 2014, the Managed Allocation Composite Index consisted of: 42.0% Russell 3000 Index; 40.0% Barclays U.S. Aggregate Bond Index; and 18.0% MSCI All Country World ex USA Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Institutional Class.

8	2014 Annual Report ■ TIAA-CREF Managed Allocation Fund

Managed Allocation Fund

$10,000 invested at fund’s inception

Institutional Class (inception March 31, 2006)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

% of net assets
as of 5/31/2014

Equity

U.S. equity	41.7%

International equity	18.5

Fixed income	39.7

Other assets & liabilities, net	0.1

Total	100.0

Target allocation

TIAA-CREF Managed Allocation Fund ■ 2014 Annual Report	9

About the fund’s composite benchmark

The Managed Allocation Fund uses a composite benchmark that combines the following public indexes in proportions that reflect the fund’s target market sector allocations:

•	Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
•	MSCI All Country World ex USA Index (international equity) measures the performance of large- and mid-cap stocks in 43 developed and emerging market countries, excluding the United States.
•	Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

Russell 3000 is a trademark and service mark of Russell Investments. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

10	2014 Annual Report ■ TIAA-CREF Managed Allocation Fund

Portfolio of investments

Managed Allocation Fund  ■  May 31, 2014

				% of net
Shares	Security		Value	assets

TIAA-CREF FUNDS — 99.9% (a)

FIXED INCOME — 39.7%
25,874,542	TIAA-CREF Bond Plus Fund		$277,892,585	37.7%
1,396,538	TIAA-CREF High-Yield Fund		14,593,820	2.0
	TOTAL FIXED INCOME		292,486,405	39.7

INTERNATIONAL EQUITY — 18.5%
2,246,185	TIAA-CREF Emerging Markets Equity Fund		24,977,579	3.4
4,048,670	TIAA-CREF Enhanced International Equity Index Fund		34,211,263	4.6
710,951	TIAA-CREF Global Natural Resources Fund		7,201,937	1.0
3,010,041	TIAA-CREF International Equity Fund		36,060,296	4.9
3,088,939	TIAA-CREF International Opportunities Fund		34,163,662	4.6
	TOTAL INTERNATIONAL EQUITY		136,614,737	18.5

SHORT-TERM FIXED INCOME — 0.0%
73,544	TIAA-CREF Money Market Fund		73,544	0.0
	TOTAL SHORT-TERM FIXED INCOME		73,544	0.0

U.S. EQUITY — 41.7%
5,107,262	TIAA-CREF Enhanced Large-Cap Growth Index Fund		58,835,658	8.0
5,293,656	TIAA-CREF Enhanced Large-Cap Value Index Fund		56,959,741	7.7
3,960,257	TIAA-CREF Growth & Income Fund		48,988,384	6.7
3,816,815	TIAA-CREF Large-Cap Growth Fund		58,320,941	7.9
3,105,891	TIAA-CREF Large-Cap Value Fund		56,216,623	7.6
107,156	TIAA-CREF Mid-Cap Growth Fund		2,477,443	0.3
86,490	TIAA-CREF Mid-Cap Value Fund		2,093,054	0.3
1,274,437	TIAA-CREF Small-Cap Equity Fund		23,844,711	3.2
	TOTAL U.S. EQUITY		307,736,555	41.7
	TOTAL TIAA-CREF FUNDS	(Cost $629,123,058)	736,911,241	99.9

	TOTAL PORTFOLIO	(Cost $629,123,058)	736,911,241	99.9
	OTHER ASSETS & LIABILITIES, NET		585,926	0.1
	NET ASSETS		$737,497,167	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Managed Allocation Fund ■ 2014 Annual Report	11

Statement of assets and liabilities

Managed Allocation Fund  ■  May 31, 2014

ASSETS
Affiliated investments, at value‡	$736,911,241
Cash	556,239
Receivable from Fund shares sold	232,444
Dividends receivable	695,324
Due from affiliates	7,320
Other	43,092

Total assets	738,445,660

LIABILITIES
Service agreement fees payable	1,130
Distribution fees payable	143,235
Due to affiliates	10,700
Payable for securities transactions	543,250
Payable for Fund shares redeemed	110,393
Accrued expenses and other payables	139,785

Total liabilities	948,493

NET ASSETS	$737,497,167

NET ASSETS CONSIST OF:
Paid-in-capital	$614,235,978
Undistributed net investment income (loss)	1,101,601
Accumulated net realized gain (loss) on total investments	14,371,405
Net unrealized appreciation (depreciation) on total investments	107,788,183

NET ASSETS	$737,497,167

INSTITUTIONAL CLASS:
Net assets	$12,452,920
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,010,424

Net asset value per share	$12.32

RETIREMENT CLASS:
Net assets	$41,319,814
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	3,356,474

Net asset value per share	$12.31

RETAIL CLASS:
Net assets	$683,724,433
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	55,374,684

Net asset value per share	$12.35
‡ Affiliated investments, cost	$629,123,058

12	2014 Annual Report ■ TIAA-CREF Managed Allocation Fund	See notes to financial statements

Statement of operations

Managed Allocation Fund  ■  For the year ended May 31, 2014

INVESTMENT INCOME
Dividends from affiliated investments	$12,714,670

Total income	12,714,670

EXPENSES
Shareholder servicing — Institutional Class	392
Shareholder servicing — Retirement Class	89,908
Shareholder servicing — Retail Class	402,145
Distribution fees — Retail Class	1,606,301
Administrative service fees	52,779
Trustee fees and expenses	6,149
Other expenses	209,515

Total expenses	2,367,189
Less: Expenses reimbursed by the investment adviser	(671,221)

Net expenses	1,695,968

Net Investment income (loss)	11,018,702

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	4,461,225
Realized gain distributions from affiliated investments	23,678,163

Net realized gain (loss) from affiliated investments	28,139,388

Net change in unrealized appreciation (depreciation) from affiliated investments	39,568,247

Net realized and unrealized gain (loss) from affiliated investments	67,707,635

Net increase (decrease) in net assets from operations	$78,726,337

See notes to financial statements	TIAA-CREF Managed Allocation Fund ■ 2014 Annual Report	13

Statements of changes in net assets

Managed Allocation Fund  ■  For the year ended

		May 31, 2014	May 31, 2013

OPERATIONS
Net investment income (loss)		$11,018,702	$11,573,081
Net realized gain (loss) from affiliated investments		28,139,388	22,516,118
Net change in unrealized appreciation (depreciation) from affiliated investments		39,568,247	65,093,229

Net increase (decrease) in net assets from operations		78,726,337	99,182,428

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(370,694)	(204,957)
	Retirement Class	(1,064,524)	(630,662)
	Retail Class	(18,937,433)	(13,508,013)
From realized gains:	Institutional Class	(104,677)	—
	Retirement Class	(320,451)	—
	Retail Class	(5,665,009)	—

Total distributions		(26,462,788)	(14,343,632)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	5,291,541	3,422,470
	Retirement Class	11,716,408	10,486,119
	Retail Class	62,813,265	46,864,363
Reinvestments of distributions:	Institutional Class	467,878	200,453
	Retirement Class	1,384,975	630,662
	Retail Class	23,669,880	12,943,921
Redemptions:	Institutional Class	(3,612,804)	(1,938,317)
	Retirement Class	(5,713,192)	(14,146,715)
	Retail Class	(59,323,248)	(56,746,122)

Net increase (decrease) from shareholder transactions		36,694,703	1,716,834

Net increase (decrease) in net assets		88,958,252	86,555,630

NET ASSETS
Beginning of period		648,538,915	561,983,285

End of period		$737,497,167	$648,538,915

Undistributed net investment income (loss) included in net assets		$1,101,601	$927,476

14	2014 Annual Report ■ TIAA-CREF Managed Allocation Fund	See notes to financial statements

Statements of changes in net assets	concluded

Managed Allocation Fund  ■  For the year ended

		May 31, 2014	May 31, 2013

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	451,213	314,840
	Retirement Class	994,236	967,571
	Retail Class	5,287,428	4,320,976
Shares reinvested:	Institutional Class	39,550	18,753
	Retirement Class	117,126	59,189
	Retail Class	1,996,308	1,209,640
Shares redeemed:	Institutional Class	(308,082)	(183,544)
	Retirement Class	(486,862)	(1,320,939)
	Retail Class	(4,996,167)	(5,289,164)

Net increase (decrease) from shareholder transactions		3,094,750	97,322

See notes to financial statements	TIAA-CREF Managed Allocation Fund ■ 2014 Annual Report	15

Financial highlights

Managed Allocation Fund

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands	)	Gross expenses	[e]	Net expenses	[e]	investment income (loss	)	Portfolio turnover rate

Institutional Class:	5/31/14		$11.43	$0.22		$1.16	$1.38	$(0.38)	$(0.11)	$(0.49)	$12.32	12.29%	$12,453		0.04%		0.00%		1.86%		15%
	5/31/13		9.92	0.22		1.58	1.80	(0.29)	—	(0.29)	11.43	18.33	9,461		0.04		0.00		2.09		17
	5/31/12		10.39	0.22		(0.42)	(0.20)	(0.27)	—	(0.27)	9.92	(1.79)	6,724		0.04		0.00		2.26		15
	5/31/11	†	9.40	0.17		1.01	1.18	(0.19)	—	(0.19)	10.39	12.66 [b]	4,142		0.06	[c]	0.00	[c]	2.53	[c]	10	[b]
	9/30/10		8.73	0.24		0.67	0.91	(0.24)	—	(0.24)	9.40	10.52	2,542		0.06		0.00		2.68		21
	9/30/09		8.86	0.24		(0.13)	0.11	(0.24)	—	(0.24)	8.73	1.74	2,011		0.10		0.00		3.13		48

Retirement Class:	5/31/14		11.42	0.19		1.16	1.35	(0.35)	(0.11)	(0.46)	12.31	12.02	41,320		0.29		0.25		1.60		15
	5/31/13		9.91	0.20		1.57	1.77	(0.26)	—	(0.26)	11.42	18.04	31,195		0.29		0.25		1.84		17
	5/31/12		10.38	0.19		(0.41)	(0.22)	(0.25)	—	(0.25)	9.91	(2.04)	29,993		0.29		0.25		1.96		15
	5/31/11	†	9.39	0.14		1.03	1.17	(0.18)	—	(0.18)	10.38	12.54 [b]	32,622		0.31	[c]	0.25	[c]	2.18	[c]	10	[b]
	9/30/10		8.72	0.21		0.67	0.88	(0.21)	—	(0.21)	9.39	10.26	24,404		0.30		0.25		2.36		21
	9/30/09		8.86	0.21		(0.12)	0.09	(0.23)	—	(0.23)	8.72	1.39	21,287		0.34		0.25		2.80		48

Retail Class:	5/31/14		11.45	0.19		1.17	1.36	(0.35)	(0.11)	(0.46)	12.35	12.08	683,724		0.35		0.25		1.59		15
	5/31/13		9.94	0.21		1.56	1.77	(0.26)	—	(0.26)	11.45	18.00	607,883		0.36		0.25		1.92		17
	5/31/12		10.41	0.20		(0.42)	(0.22)	(0.25)	—	(0.25)	9.94	(2.03)	525,266		0.33		0.25		1.97		15
	5/31/11	†	9.42	0.15		1.02	1.17	(0.18)	—	(0.18)	10.41	12.52 [b]	562,043		0.26	[c]	0.21	[c]	2.29	[c]	10	[b]
	9/30/10		8.75	0.22		0.67	0.89	(0.22)	—	(0.22)	9.42	10.34	505,725		0.21		0.16		2.47		21
	9/30/09		8.88	0.24		(0.13)	0.11	(0.24)	—	(0.24)	8.75	1.70	471,190		0.44		0.05		3.13		48

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[e]	The Fund’s expenses do not include the expenses of the underlying funds.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

16	2014 Annual Report ■ TIAA-CREF Managed Allocation Fund	See notes to financial statements	See notes to financial statements	TIAA-CREF Managed Allocation Fund ■ 2014 Annual Report	17

Notes to financial statements

Managed Allocation Fund

Note 1—organization and significant accounting policies

The TIAA-CREF Managed Allocation Fund (the “Fund”) is one of the investment portfolios of the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The Fund offers its shares, without a sales load, through its principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Fund. The Fund offers three share classes: Institutional, Retirement and Retail Classes of shares. Each class differs by the allocation of class specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Net Asset Value per share (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.

Security valuation: The Fund’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends from affiliated investments are recorded on the ex-dividend date. Dividends from affiliated investments are recorded as dividend income, while capital gain distributions, including short-term capital gain distributions, are recorded as gain distributions from affiliated investments on the Statement of Operations. Realized gains and losses on sales from investments in affiliated companies are based upon the specific identification method.

Income and expenses of the Fund are allocated on a pro rata basis to each class of shares of the Fund, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

18	2014 Annual Report ■ TIAA-CREF Managed Allocation Fund

Income taxes: The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that the Fund distributes all taxable income each year and complies with various other Code requirements. The Fund files income tax returns in U.S. federal jurisdictions and applicable state and local jurisdictions. The Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended May 31, 2014, permanent book and tax differences resulting primarily from the reclassification of short-term capital gain distributions received from underlying funds from realized gain (loss) to ordinary income and the utilization of tax equalization credits were identified and reclassified among the components of the Fund’s net assets. Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by these reclassifications.

Trustee compensation: The Fund pays the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Fund until paid. The investment of deferred amounts and the offsetting payable to the trustees are included in other assets and accrued expenses and other payables in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of Operations.

New accounting pronouncement: In June 2013, the Financial Accounting Standards Board issued Accounting Standard Update No. 2013-08 Financial Services—Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements (the “Update”). The Update modifies the criteria used in determining an investment company under U.S. GAAP and establishes certain measurement and disclosure requirements. The Update establishes that an entity regulated under the 1940 Act is automatically an investment company under U.S. GAAP. The Update is effective for interim and annual reporting periods beginning after December 15, 2013. The Fund expects to adopt these new disclosure requirements for the November 30, 2014 semiannual report. Management has reviewed the new requirements and has determined the adoption of the Update will not have a material impact on the Fund’s financial statements and notes disclosures.

TIAA-CREF Managed Allocation Fund ■ 2014 Annual Report	19

Notes to financial statements

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the year ended May 31, 2014, there were no transfers between levels by the Fund.

As of May 31, 2014, all of the investments in the Fund were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, the Fund pays Advisors a monthly fee based on the annual rate of 0.00% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. The Fund has entered into an Administrative Service Agreement with Advisors under which the Fund pays Advisors for its costs in providing certain administrative and compliance services to the Fund.

Under the terms of the Fund’s Retirement Class Service Agreement, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to

20	2014 Annual Report ■ TIAA-CREF Managed Allocation Fund

continued

Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class of the Fund compensated TPIS for providing distribution, promotional, and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class.

Certain affiliated entities may pay Fund expenses on behalf of the Fund. The Fund reimburses the affiliated entities for any such payment. Amounts owed to Fund affiliates for payment of Fund expenses are disclosed as due to affiliates on the Statement of Assets and Liabilities.

Advisors has agreed to reimburse the Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.00% of average daily net assets for the Institutional Class shares; and 0.25% of average daily net assets for the Retirement and Retail Class shares. The expense reimbursement arrangements will continue through at least September 30, 2015, unless changed with approval of the Board.

Investments in other investment companies advised by Advisors are deemed to be affiliated companies. The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

						Value at
	Value at	Purchases	Sales	Realized	Dividend	May 31,
Issue	May 31, 2013	cost	proceeds	gain (loss )	income	2014

TIAA-CREF Managed Allocation Fund
TIAA-CREF Bond Plus	$241,420,872	$52,801,166	$18,243,614	$523,128	$7,016,209	$277,892,585
TIAA-CREF Emerging Markets Equity	26,075,520	2,958,856	4,286,971	(245,865)	168,370	24,977,579
TIAA-CREF Enhanced International Equity Index	32,450,184	6,433,712	8,734,087	(97,338)	1,004,302	34,211,263
TIAA-CREF Enhanced Large-Cap Growth Index	50,680,829	8,407,990	5,583,571	4,255,799	548,422	58,835,658
TIAA-CREF Enhanced Large-Cap Value Index	54,723,929	7,136,113	10,212,033	4,341,705	775,626	56,959,741
TIAA-CREF Global Natural Resources	1,595,189	6,478,836	1,215,674	(4,107)	125,656	7,201,937
TIAA-CREF Growth & Income	46,375,544	6,747,362	7,810,825	6,067,733	558,761	48,988,384
TIAA-CREF High-Yield	13,018,324	2,460,622	815,971	296,600	747,760	14,593,820
TIAA-CREF International Equity	39,837,298	4,465,236	14,550,288	(2,074,782)	541,143	36,060,296
TIAA-CREF International Opportunities	7,084,276	27,146,660	1,924,281	14,928	118,074	34,163,662
TIAA-CREF Large-Cap Growth	49,648,612	9,089,160	7,984,267	5,232,443	197,139	58,320,941
TIAA-CREF Large-Cap Value	53,758,500	7,114,935	9,496,151	5,700,690	693,885	56,216,623
TIAA-CREF Mid-Cap Growth	2,957,928	1,289,725	1,984,997	808,794	5,653	2,477,443
TIAA-CREF Mid-Cap Value	3,567,100	338,320	2,205,301	789,996	23,125	2,093,054
TIAA-CREF Money Market	2,191,973	8,966	2,127,395	—	5	73,544
TIAA-CREF Small-Cap Equity	22,632,824	3,586,935	4,426,301	2,529,664	190,540	23,844,711

	$648,018,902	$146,464,594	$101,601,727	$28,139,388	$12,714,670	$736,911,241

TIAA-CREF Managed Allocation Fund ■ 2014 Annual Report	21

Notes to financial statements

Note 4—investments

Net unrealized appreciation (depreciation): At May 31, 2014, the cost of portfolio investments for federal income tax purposes was $631,752,826. Net unrealized appreciation of portfolio investments for federal income tax purposes was $105,158,415, consisting of gross unrealized appreciation of $105,158,415. There was no gross unrealized depreciation.

Purchases and sales: Purchases and sales of portfolio securities (other than short-term instruments) for the year ended May 31, 2014 were $146,464,594 and $101,601,727, respectively.

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended May 31, 2014, and the year ended May 31, 2013 was as follows:

		Long-term
	Ordinary income	capital gains	Total

5/31/2014	$20,372,651	$6,090,137	$26,462,788
5/31/2013	14,343,632	—	14,343,632

As of May 31, 2014, the components of accumulated earnings on a tax basis consisted of $1,205,509 of undistributed ordinary income, $16,927,396 of undistributed long-term capital gains, and $105,158,417 of unrealized appreciation.

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, and the treatment of short term gain as ordinary income for tax purposes.

Note 6—line of credit

The Fund participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. This facility expired June 2014. A new facility was entered into on June 24, 2014 expiring June 23, 2015. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or funds at a specified rate of interest. The Fund is not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended May 31, 2014, there were no borrowings under this credit facility by the Fund.

22	2014 Annual Report ■ TIAA-CREF Managed Allocation Fund

concluded

Note 7—indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Fund’s organizational documents, the trustees and officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be unlikely.

TIAA-CREF Managed Allocation Fund ■ 2014 Annual Report	23

Report of independent registered public accounting firm

To the Board of Trustees of the TIAA-CREF Funds and Shareholders of the TIAA-CREF Managed Allocation Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Managed Allocation Fund (the “Fund”) at May 31, 2014, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2014 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland
July 18, 2014

24	2014 Annual Report ■ TIAA-CREF Managed Allocation Fund

Trustees and officers (unaudited)

TIAA-CREF Funds  ■  May 31, 2014

Trustees

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorship(s) held by trustee

Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 4/25/54	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	79	Director of GMO; Director, the Maine Coast Heritage Trust; Investment Committee member, Maine Community Foundation and the Elmina B. Sewall Foundation, and Trustee of the Maine Chapter of the Nature Conservancy.

Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/6/62	Trustee	Indefinite term. Trustee since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	79	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.; and Independent Trustee, Lazard Alternative Strategies 1099 Fund.

Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 11/5/67	Trustee	Indefinite term. Trustee since 2007.	Chief Executive Officer (since 2014) and Chief Operating Officer (2007–2014), Copper Rock Capital Partners, LLC; Chief Operating Officer, DDJ Capital Management (2003–2006).	79	Director of Copper Rock Capital Partners, LLC (investment adviser).

TIAA-CREF Managed Allocation Fund ■ 2014 Annual Report	25

Trustees and officers (unaudited)	continued

TIAA-CREF Funds  ■  May 31, 2014

Trustees — continued

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorship(s) held by trustee

Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/4/54	Chairman of the Board and Trustee	Indefinite term. Trustee since 2005; Chairman for term ending December 31, 2015. Chairman since 2013.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	79	Director, D2D Fund.

Nancy L. Jacob c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/15/43	Trustee	Indefinite term. Trustee since 1999.	Principal, NL Jacob Consultant (economic and business consultant) (2012–present); President and Founder (2006–2012) of NLJ Advisors, Inc. (investment adviser); President and Managing Principal, Windermere Investment Associates (1997–2006).	79	None

Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 3/27/63	Trustee	Indefinite term. Trustee since 2011.	Partner (2004–2010) and Managing Director (1999–2004), Goldman Sachs Asset Management.	79	Director, Sansum Clinic; Investment committee member, College of Mount Saint Vincent and Cottage Health System; Member, United States Olympics Paralympics Advisory Committee, University of California at Santa Barbara Arts and Lectures Advisory Council; Trustee and Treasurer, Crane County Day School.

26	2014 Annual Report ■ TIAA-CREF Managed Allocation Fund

Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 8/5/48	Trustee	Indefinite term. Trustee since 2003.	Chief Executive Officer (since 2010), President and Chief Operating Officer (since 2009), First Eagle Investment Management, LLC; Principal, BAM Consulting LLC (2003–2009); Independent Consultant for Merrill Lynch (2003–2009).	79	Director, Arnhold and S. Bleichroeder Holdings; First Eagle Investment Management, LLC; American Legacy Foundation (Investment Committee); University of Edinburgh (Campaign Board); the North Shore Land Alliance, Prep for Prep, and Close Brothers Group plc.

James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 7/13/58	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Mitsui Professor of Economics, Massachusetts Institute of Technology (“MIT”) (since 1996), Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT; and Program Director, NBER (1990–2008).	79	Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research; Member, Congressional Budget Office Panel of Economic Advisers.

Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/18/49	Trustee	Indefinite term. Trustee since 1999.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman and Chief Executive Officer (since 1991) and Chief Investment Officer (1991–2013), NCM Capital Management Group, Inc.; Chairman and Chief Executive Officer (since 2003) and Chief Investment Officer (2003–2013), NCM Capital Advisers Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	79	Director, SCANA Corporation (energy holding company); Member, Duke Children’s Hospital and Health Center National Board of Advisors.

TIAA-CREF Managed Allocation Fund ■ 2014 Annual Report	27

Trustees and officers (unaudited)	continued

TIAA-CREF Funds  ■  May 31, 2014

Trustees — concluded

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorship(s) held by trustee

Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 2/17/50	Trustee	Indefinite term. Trustee since 2006.	Associate Dean for Research (since 2011), McCombs School of Business, University of Texas at Austin (“McCombs”), and Director, AIM Investment Center at McCombs (since 2000). Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002) and Professor, University of Texas at Austin (since 1987). Chairman, Department of Finance, University of Texas at Austin (2002–2011).	79	Member of the Board of Governors of the Investment Company Institute, the Governing Council of Independent Directors Council (an association for mutual fund directors), and Investment Advisory Committee, Employees Retirement System of Texas.

Officers

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years

Brandon Becker TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/19/54	Executive Vice President and Chief Legal Officer	One year term. Executive Vice President and Chief Legal Officer since 2009.	Executive Vice President and Chief Legal Officer of Teachers Insurance and Annuity Association of America (“TIAA”), and College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds, and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”) (since 2009). Partner, Wilmer Cutler Pickering Hale & Dorr LLP (1996–2009).

28	2014 Annual Report ■ TIAA-CREF Managed Allocation Fund

Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/8/62	Chief Compliance Officer	One-year term. Vice President and Chief Compliance Officer since 2008.	Chief Compliance Officer of the TIAA-CREF Fund Complex and TIAA Separate Account VA-3 (since 2008). Vice President, Senior Compliance Officer (2008–2011) and Managing Director, Senior Compliance Officer (since 2011) of Asset Management Compliance of TIAA. Chief Compliance Officer of TIAA-CREF Investment Management, LLC (“Investment Management”) (since 2008). Chief Compliance Officer (2008), Vice President, Senior Compliance Officer (2008–2011) and Managing Director, Senior Compliance Officer (since 2011) of Teachers Advisors, Inc. (“Advisors”). Managing Director and Senior Compliance Officer of TIAA-CREF Alternatives Advisors, LLC (“TCAA”) (since 2011). Managing Director and Senior Compliance Officer of TIAA-CREF Alternatives Services, LLC (“TCAS”) (since 2011). Interim Chief Compliance Officer for TIAA-CREF Life Insurance Company Separate Accounts VA-1, VLI-I and VLI-2 (since 2012). Interim Chief Compliance Officer for Covariance Capital Management, Inc. (“Covariance”) (since 2013).

Carol W. Deckbar TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/13/62	Executive Vice President	One-year term. Executive Vice President since 2013.	Chief Executive Officer (since 2014), Chief Operating Officer (“COO”) (2013–2014), President (2012–2013), Chair (2012–2013) and Manager (since 2011) of TIAA-CREF Asset Management, LLC (“TCAM”), and Executive Vice President of the TIAA-CREF Fund Complex (since 2013). Executive Vice President (since 2013), Interim Head of Asset Management (2012–2013), Senior Vice President, Investment Products (2009–2012), Managing Director, Mutual Fund Products (2007–2009) of TIAA. Senior Managing Director and COO (2012), Senior Vice President (2010–2012), Chair (2012–2013), and Director (since 2008) of Advisors and Investment Management. Manager, President, and COO of TCAA and TCAS (since 2011). Manager of TIAA-CREF Individual and Institutional Services, LLC (since 2010). Director of Westchester Group Investment Management, Inc. (since 2011). Manager of Beaver Investment Holdings, LLC (since 2012). Director of Green Wood Resources, Inc. (since 2012). Director of TH RE Administration Ltd., TH RE FCACO Ltd., TH RE AIFM group Ltd., and TH RE Group Holdings Ltd. (2013–2014).

Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 11/22/63	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2007.	Treasurer of CREF (since 2008). Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2007) and Chief Financial Officer and Principal Accounting Officer (since 2009) and Treasurer (since 2008) of TIAA Separate Account VA-1. Senior Vice President (since 2010) and Funds Treasurer (since 2006) of TIAA. Director of Advisors (since 2008). Director of TCAM (since 2011). Senior Vice President (since 2010) and Funds Treasurer (since 2007) of Advisors and Investment Management. Assistant Treasurer of TIAA-CREF Life Insurance Company (“TC Life”) (since 2012). Director of TIAA-CREF Trust Company, FSB (since 2008). Director, Senior Vice President and Funds Treasurer of TCAA (since 2011). Director, Senior Vice President and Funds Treasurer of TCAS (since 2011).

TIAA-CREF Managed Allocation Fund ■ 2014 Annual Report	29

Trustees and officers (unaudited)	concluded

TIAA-CREF Funds  ■  May 31, 2014

Officers — concluded

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years

Stephen Gruppo TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/25/59	Executive Vice President	One-year term. Executive Vice President since 2009.	Executive Vice President, Chief Risk Officer (since 2013) of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2009). Executive Vice President, Head of Risk Management of TIAA (2009–2013). Executive Vice President, Risk Management (since 2009), Senior Managing Director of Advisors and Investment Management (2006–2009) and Head of Credit Risk Management of Advisors and Investment Management (2005–2006). Senior Managing Director, Acting Head of Risk Management of TIAA and Senior Managing Director of the TIAA-CREF Fund Complex (2008–2009). Executive Vice President, Risk Management of TCAA (since 2011). Executive Vice President, Risk Management of TCAS (since 2011). Senior Managing Director, Chief Credit Risk Officer (2004–2008) of TIAA.

Robert G. Leary TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/20/61	President and Principal Executive Officer	One-year term. President and Principal Executive Officer since 2013.	Executive Vice President and President of Asset Management (since 2013) of TIAA. President and Principal Executive Officer of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2013). Manager (since 2013), President and Chief Executive Officer (2013–2014) of TCAM, and Executive Vice President of CREF and VA-1 (since 2013). Director, President and Chief Executive Officer of Advisors (since 2013). Manager, President and Chief Executive Officer of Investment Management (since 2013). Director of TH RE Ltd. (since 2013). Director (since 2013), President and Chief Executive Officer of TPIS (2013–2014). Director of TIAA International Holdings 1 Ltd., TIAA International Holdings 2 Ltd., and TIAA International Holdings 3 Ltd. (since 2013). Executive Vice President of TIAA-CREF Funds and TIAA-CREF Life Funds (June–September 2013). Representative, Securities Research, Inc. (February–May 2013). President and Chief Operating Officer, U.S., ING Americas (2011 to 2012). Chief Executive Officer, ING Insurance US (2010–2011). Chairman and Chief Executive Officer, ING Investment Management, Americas (2007–2009).

30	2014 Annual Report ■ TIAA-CREF Managed Allocation Fund

Ronald R. Pressman TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/11/58	Executive Vice President	One-year term. Executive Vice President since 2012.	Executive Vice President and Chief Operating Officer (since 2012) of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex (since 2012). Director, Covariance (since 2012). Director T-C Life (since 2012). Director, Kaspick & Company, LLC (since 2012). Manager, TIAA-CREF Redwood, LLC (“Redwood”) (since 2013). Director, Aspen Insurance Holdings, LLC (since 2011). President and Chief Executive Officer of General Electric Capital Real Estate (2007–2011).

Phillip T. Rollock TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/31/62	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director since 2013 and Corporate Secretary since 2012.	Senior Managing Director (since 2013), Corporate Secretary (since 2012) of TIAA and the TIAA-CREF Fund Complex. Senior Vice President of TIAA and the TIAA-CREF Fund Complex (2012–2013). Managing Director, Retirement and Individual Financial Services (2010–2012) and Vice President, Product Development and Management, Institutional Client Services (2006–2010) of TIAA.

Otha T. Spriggs, III TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 2/16/51	Executive Vice President	One-year term. Executive Vice President since 2012.	Executive Vice President and Chief Human Resources Officer (since 2012) of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2012). Senior Vice President of Human Resources, Boston Scientific (2010–2012); President of Integrated People Solutions (2009–2010); Senior Vice President, Human Resources and various human resources leadership roles, CIGNA Corp. (2001–2009).

Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/21/58	Executive Vice President	One-year term. Executive Vice President since 2006.	Executive Vice President, President of Retirement and Individual Financial Services (since 2011) of TIAA, and Executive Vice President (since 2008) of the TIAA-CREF Fund Complex. Chief Operating Officer (2010–2011), Executive Vice President, Product Development and Management (2009–2010), Executive Vice President, Institutional Client Services (2006–2009), Executive Vice President, Product Management (2005–2006), and Senior Vice President, Pension Products (2003–2005) of TIAA. Director of Covariance (since 2010). Director (since 2007), Chairman and President (since 2012) of TCT Holdings, Inc. Director (2007–2011) and Executive Vice President (2008–2010) of TCAM. Manager (since 2006), President and Chief Executive Officer (2006–2010) of Redwood. Director of Tuition Financing (2008–2009) and Executive Vice President of TC Life (2009–2010).

Constance K. Weaver TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/26/52	Executive Vice President	One-year term. Executive Vice President since 2010.	Executive Vice President, Chief Marketing Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2010); Chief Communications Officer of TIAA (2010–2011). Senior Vice President, The Hartford Financial Services Group, Inc. (2008–2010).

Please note that the Funds’ Statement of Additional Information (SAI) includes information about the Funds’ trustees and is available, without charge, through our website, tiaa-cref.org, or by calling 800 223–1200.

TIAA-CREF Managed Allocation Fund ■ 2014 Annual Report	31

Renewal of investment management agreement (unaudited)

Board renewal of the investment management agreement for the TIAA-CREF Managed Allocation Fund

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Trust on behalf of its series, the TIAA-CREF Managed Allocation Fund (the “Fund”). Under the Agreement, TAI is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Fund.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires that, after an initial period of up to two years, the Agreement for the Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Trustees are deemed to be independent persons for this purpose.

Overview of the renewal process

The Board held meetings on March 14, 2014 and March 27, 2014, at which it considered the annual renewal of the Agreement with respect to the Fund using its previously-established process. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with TAI, other Board members and legal counsel to the Trustees to develop guidelines and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewal. The Operations Committee also had worked with TAI to schedule and report on various follow-up items throughout the prior year that were requested by the Committee and the Board during the 2013 renewal process. During a series of meetings held prior to the March 14 and March 27, 2014 Board meetings, the Operations Committee, along with other Board Committees, as applicable, had reviewed such guidelines and follow-up requests in consultation with TAI representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to TAI and the Trust, and then evaluated the information produced in accordance with those guidelines and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established various guidelines regarding the preparation of reports to be provided to the Board with respect to the Fund by the Global Fiduciary Review unit of Lipper, Inc. (“Lipper”), including meeting with representatives of Lipper in person. Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their advisory contract review processes.

32	2014 Annual Report ■ TIAA-CREF Managed Allocation Fund

Based on guidelines provided by the Operations Committee on behalf of the Board, Lipper produced, among other information, performance and expense comparison data regarding the Fund, including data relating to the Fund’s management fee rate, total expense ratio, short-term and long-term investment performance, portfolio turnover rate and brokerage commission costs. Lipper also compared much of this data for the Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Lipper, and, in the case of the investment performance data, against one or more appropriate broad-based benchmark indices. In each case, Lipper summarized the methodologies it employed to provide the data contained in its reports. In addition, Lipper represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Lipper also represented that it (and not TAI) had identified the selected comparative peer groups and universes and that it did so in a manner that was not intended to produce biased results for its clients.

Among other matters, the Board also requested and reviewed various information provided by TAI to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by TAI with respect to its services to the Fund pursuant to the Agreement. In this connection, the Board recognized that different Trustees could, and likely would, give different weight to different factors when evaluating the profits, if any, realized or anticipated to be realized by TAI, which is also true of their assessment of the Fund’s management fee rate and other aspects of the proposed renewal of the Agreement.

In advance of the Board meetings held on March 14 and March 27, 2014, legal counsel for the Trustees requested on behalf of the Board, and TAI provided, extensive information that was designed to assist the Board in its consideration of whether to renew the Agreement for the Fund. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) further information relating to the Fund’s investment performance, including a performance rating provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, and a narrative analysis of the performance of the Fund that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or was in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of the Fund’s fee rate under the Agreement to the fee rates of any other comparable accounts managed by TAI or its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TAI or its affiliates due to their relationship with the Fund aside from TAI’s direct fee payments pursuant to the Agreement; (5) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager

TIAA-CREF Managed Allocation Fund ■ 2014 Annual Report	33

Renewal of investment management agreement (unaudited)

compensation arrangements, business continuity plans, insurance coverage, compliance programs, any material pending litigation or compliance issues, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by TAI in connection with rendering services to the Fund; (6) information as to any profits earned by TAI in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related service agreements between the Funds and affiliates of TAI; (8) a copy of TAI’s Form ADV registration statement as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Trustees); and (9) a proposed narrative explanation of reasons why the Board should renew the Agreement.

In considering whether to renew the Agreement with respect to the Fund, the Board reviewed various factors, including: (1) the nature, extent and quality of services provided or to be provided by TAI to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by TAI and its affiliates from their relationship with the Fund; (4) fees charged by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (7) comparisons of services and fee rates with any contracts entered into by TAI with other clients to whom TAI provides comparable services; and (8) any other benefits derived or anticipated to be derived by TAI or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement for the Fund, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis in connection with the Board’s general oversight duties with respect to the Fund. In addition, the Board received and considered information from its legal counsel as to certain relevant guidelines that relate to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

In deciding whether to renew the Agreement for the Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for the Fund. At its meeting on March 27, 2014, the Board voted unanimously to renew the Agreement for the Fund. Set forth below are certain general factors the Board considered for the Fund.

The nature, extent and quality of services

The Board considered that TAI is an experienced investment adviser that has managed the Fund since its operations commenced. Investment professionals at TAI

34	2014 Annual Report ■ TIAA-CREF Managed Allocation Fund

continued

also manage various accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Life Funds, TIAA Separate Account VA-1 and the other series of the Trust. Under the Agreement, TAI is responsible for, among other duties: managing the assets of the Fund (which are funds of funds that invest their assets in the securities of other investment companies managed by TAI, referred to as “underlying funds”), including selecting underlying funds and allocating the Fund’s assets among the underlying funds, conducting research, recommending investments and placing orders to buy and sell securities for the Fund’s investment portfolios; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Fund to the Board on a regular basis; and carrying out, or overseeing the provision of, various administrative services to the Fund. The Board considered that TAI has carried out these responsibilities in a competent and professional manner.

The Board also considered, among other factors, the performance of the Fund, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by TAI and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TAI’s oversight of those service providers and the outsourcing of certain services to other firms.

Investment performance

The Board considered the investment performance of the Fund, over the periods indicated in the Fund-by-Fund synopsis below. The Board considered the Fund’s performance as compared to its peer group and peer universe and its benchmark index. The Board also reviewed the performance of the Fund before any reductions for fees or expenses. This analysis considered the impact of NAV rounding and excluded the effects of fair valuation, securities lending and class action litigation on the Fund’s performance as compared to the performance of its benchmark index. In this regard, the Board considered that the performance of the Fund compared favorably to its benchmark (after considering the effect of expenses incurred to operate the Fund and certain other relevant factors) and the Fund ranked in the top two performance quintiles versus its peer group and universe of mutual funds. (For additional detail regarding the Fund’s performance, see the synopsis below.) Thus, the Board concluded that, under the totality of circumstances, the investment performance of the Fund was within an acceptable range.

Cost and profitability

The Board considered financial and profitability data relating to TAI for the calendar year 2013 with respect to the Fund based upon the cost allocation methodology utilized by TAI and its affiliates in 2013, as well as the new methodology to be utilized in 2014. The Board considered TAI’s profit calculations with respect to its services to

TIAA-CREF Managed Allocation Fund ■ 2014 Annual Report	35

Renewal of investment management agreement (unaudited)

the Fund both before and after taking into account the costs incurred directly or indirectly by TAI in connection with the distribution of shares of the Fund. The Board also noted that TAI did not charge a management fee for its advisory services to the Fund. The Board also acknowledged certain permanent and temporary waivers of management fees and reimbursements of expenses above specified amounts of TIAA-CREF Funds used as underlying investments for the Fund which would reduce the Fund’s expenses. The Board considered that TAI had not earned profits with respect to the Fund under the Agreement and expected this trend to continue. The Board also considered that TAI may have indirect earnings with respect to the Fund based on the Funds’ investment in affiliated underlying funds also managed by TAI.

During its review of TAI’s profits, the Board noted its ongoing efforts to examine the level of personnel and other resources available to TAI for its portfolio management functions so as to assess whether sufficient resources are being devoted to these functions.

Fees charged by other advisers

The Board considered that the management fee rate charged to the Fund under the Agreement typically was lower than the management fee rates charged by many or most other comparable mutual funds since TAI did not charge the Fund at all for advisory services.

Economies of scale

The Board considered whether TAI has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund. The Board also considered that because TAI operated the Fund at a loss, there was little opportunity to pass economies of scale on to Fund shareholders. Based on all factors considered, the Board concluded that the Fund’s fee schedule was within an acceptable range in light of current economies of scale considerations and current asset levels.

Fee comparison with other TAI clients

The Board considered that TAI and its affiliates provide similar investment management services to other investment companies. The Board considered that TAI and its affiliates provide fund-of-funds management services to the Lifestyle Funds, with an annual management fee of 0.10% of average daily net assets, the Lifecycle Index Funds, which also have annual management fees of 0.10%, with partial, voluntary waivers for some of these funds, and the TIAA-CREF Lifecycle Funds, which also have an annual management fee of 0.10%, which are entirely waived by TAI. TAI also manages other asset allocation products, such as education savings plans (529 plans).

Other benefits

The Board also considered additional benefits to the Fund and to TAI and its affiliates arising from the Agreement. For example, TAI continues to be willing waive or reimburse fees of certain of the underlying funds in which the Fund invests. In

36	2014 Annual Report ■ TIAA-CREF Managed Allocation Fund

continued

addition, TAI and its affiliates may benefit from the advisory relationship with the Fund to the extent that this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both TAI and certain Funds managed by TAI or its affiliates may benefit from economies of scale to the extent that these Funds are managed in the same manner and by the same personnel as certain of the CREF Accounts. TAI may also benefit from the Fund’s investment in underlying funds that are also managed by TAI.

Fund-by-fund factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to the Fund. If the Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Lipper. The specific management fee, expense and performance factors outlined below are based on the Institutional Class shares of the Fund (unless noted). Because the Institutional Class generally has lower non-management expenses than the Retirement, Premier and Retail Classes of the Fund, the expenses and performance of these other Classes will differ from the expenses and performance shown for the Institutional Class. Comparative Lipper expense and performance rankings are as of March 31, 2013; all other time periods referenced below are ended December 31, 2013. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category.

Statements below regarding “net profit” or “net loss” refer to whether TAI earned a profit or incurred a loss for the services that it rendered to the Fund during 2013 under the Agreement.

Managed Allocation Fund

•	The Fund’s annual contractual management fee is 0.00% of average daily net assets.
•	The Fund’s management fees did not have a group or universe of comparable funds selected by Lipper for expense comparison purpose (“Expense Group and Universe”). The Fund’s total expenses were in the first quintile of its Expense Group and Expense Universe.
•	The Fund was in the 1st quintile of the group of comparable funds identified by Lipper for performance comparison purposes (“Performance Group”) for the one-and three-year periods. The Fund ranked 2 out of 5 within its Performance Group for the five-year period. The Fund was in the 2nd, 1st and 2nd quintiles of the universe of comparable funds identified by Lipper for performance comparison purposes for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.

TIAA-CREF Managed Allocation Fund ■ 2014 Annual Report	37

Renewal of investment management agreement (unaudited)	concluded

•	TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any profits that TAI might have earned with respect to the underlying funds (which also are managed by TAI) in which this Fund invests.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for the Fund.

38	2014 Annual Report ■ TIAA-CREF Managed Allocation Fund

Additional information about index providers (unaudited)

Russell Indexes

The Russell 3000® Index is a trademark/service mark of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The funds are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the funds nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE OR THE RESULTS OF USE OR THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITIES (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

MSCI Indexes

The funds are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Teachers Advisors, Inc. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of this fund or any other person or entity regarding the advisability of investing in funds generally or in this fund particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to this fund or the issuer or owners of this fund or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of this fund or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of this fund to be issued or in the determination or calculation of the equation by or the consideration into which

TIAA-CREF Managed Allocation Fund ■ 2014 Annual Report	39

Additional information about index providers (unaudited)	concluded

this fund is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of this fund or any other person or entity in connection with the administration, marketing or offering of this fund.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

No purchaser, seller or holder of this security, product or fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

40	2014 Annual Report ■ TIAA-CREF Managed Allocation Fund

Important tax information (unaudited)

For the year ended May 31, 2014, the Fund designates $6,674,827 (or the maximum amount allowable) as being from net long-term capital gains.

For the year ended May 31, 2014, the Fund designates 28.09% (or the maximum amount allowable) of ordinary income dividends paid as qualified dividends.

For the year ended May 31, 2014, the Fund designates 16.50% (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction.

During the year ended May 31, 2014, the Managed Allocation Fund received income of $1,716,523 ($.02995 per share) from underlying funds that was from foreign sources, and has elected to pass through foreign taxes paid by underlying funds of $130,521 ($.00228 per share).

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2014, which will be reported in conjunction with your 2014 Form 1099-DIV.

By early 2015, shareholders should receive their Form 1099-DIV and a tax information letter from the Fund. For your specific situation, we recommend that you consult a professional tax advisor.

TIAA-CREF Managed Allocation Fund ■ 2014 Annual Report	41

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How to reach us

TIAA-CREF website

tiaa-cref.org
24 hours a day, 7 days a week

Automated telephone service

800 842-2252
24 hours a day, 7 days a week

For the hearing- or speech-impaired

800 842-2755
8 a.m. to 10 p.m. (ET), Monday–Friday
9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 842-2252 for the Institutional and Retirement classes or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products.

©2014 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206.

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Item 2. Code of Ethics.

2(a) The Board of Trustees of the TIAA-CREF Funds (the “Registrant”) has adopted a code of ethics for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b) No response required.

2(c) During the reporting period, there were no amendments to the code of ethics.

2(d) During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

2(e) Not applicable.

2(f) A copy of the current code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

3(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit and Compliance Committee.

3(a)(2) Nancy A. Eckl is the Registrant’s audit committee financial expert and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid even the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

4(a) Audit Fees.

For the fiscal years ended May 31, 2014 and May 31, 2013, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $333,200 and $329,000, respectively.

4(b) Audit Related Fees.

For the fiscal years ended May 31, 2014 and May 31, 2013, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the fiscal years ended May 31, 2014 and May 31, 2013, the Audit-Related Fees billed by PwC to Teachers Advisors, Inc. (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0 and $0, respectively.

4(c) Tax Fees.

For the fiscal years ended May 31, 2014 and May 31, 2013, PwC’s aggregate fees for tax services billed to the Registrant were $305,200 and $299,768, respectively.

For the fiscal years ended May 31, 2014 and May 31, 2013, the Tax Fees billed by PwC to the Fund Service Providers were $0 and $0.

4(d) All Other Fees.

For the fiscal years ended May 31, 2014 and May 31, 2013, PwC’s aggregate fees for all other services billed to the Registrant were $14,700 and $15,000, respectively.

For the fiscal years ended May 31, 2014 and May 31, 2013, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

4(e)(1) Preapproval Policy.

The Registrant’s audit and compliance committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2) Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2014 and May 31, 2013 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2014 and May 31, 2013 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2014 and May 31, 2013 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2014 and May 31, 2013 on behalf of the Fund service providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2014 and May 31, 2013 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2014 and May 31, 2013 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

4(f) The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g) Non-Audit Fees for Related Entities.

For the fiscal years ended May 31, 2014 and May 31, 2013, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $301,500 and $383,372, respectively.

4(h) The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

Not Applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: July 14, 2014	By:	/s/ Robert G. Leary
Robert G. Leary
President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: July 14, 2014	By:	/s/ Robert G. Leary
Robert G. Leary
President and Principal Executive Officer (principal executive officer)

Dated: July 14, 2014	By:	/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer